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                                                    --------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06557
                                  -------------------------------------

                 STI Classic Funds
-------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        101 Federal Street Boston, MA                            02110
----------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

            BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio  43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    614-470-8000
                                                   ---------------------------

Date of fiscal year end:   5/31
                        ---------------------------------

Date of reporting period:   2/28/05
                         -----------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14].
The schedules need not be audited.

STI CLASSIC EQUITY FUNDS
AGGRESSIVE GROWTH STOCK FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                            SHARES
                                                                              OR
                                                                           PRINCIPAL
                                                                            AMOUNT                       VALUE
                                                                          ------------                --------------
COMMON STOCKS  (98.4%)
CONSUMER DISCRETIONARY  (16.6%)

Best Buy Co., Inc.                                                              22,000                $        1,188
Blue Nile, Inc. *                                                               27,500                           772
Coach, Inc. *                                                                   25,000                         1,388
eBay, Inc. *                                                                    69,400                         2,974
Garmin Ltd.                                                                      4,254                           218
Getty Images, Inc. *                                                             4,302                           307
IAC/Interactive Corp. *                                                         56,600                         1,274
Omnicom Group, Inc.                                                             10,600                           965
Univision Communications, Inc., Class A *                                        4,100                           108
Walt Disney Co. (The)                                                           56,400                         1,576
                                                                                                      --------------
                                                                                                              10,770
                                                                                                      --------------
CONSUMER STAPLES  (9.7%)

Avon Products, Inc.                                                             41,300                         1,766
Starbucks Corp. *                                                               55,000                         2,850
Whole Foods Market, Inc.                                                        16,100                         1,655
                                                                                                      --------------
                                                                                                               6,271
                                                                                                      --------------
FINANCIALS  (11.7%)

BlackRock, Inc., Class A                                                        12,500                           970
Capital One Financial Corp.                                                     35,400                         2,714
Investors Financial Services Corp.                                              54,600                         2,737
SLM Corp.                                                                       23,700                         1,157
                                                                                                      --------------
                                                                                                               7,578
                                                                                                      --------------
HEALTH CARE  (18.5%)

Alcon, Inc.                                                                      3,500                           302
Biosite, Inc. *                                                                 11,800                           684
Cephalon, Inc. *                                                                27,500                         1,349
Eyetech Pharmaceuticals, Inc. *                                                  7,544                           250
Forest Laboratories, Inc. *                                                     38,800                         1,657
Genentech, Inc. *                                                               21,741                         1,026
Gilead Sciences, Inc. *                                                         59,300                         2,049
Johnson & Johnson                                                               16,900                         1,109
Kyphon, Inc. *                                                                  12,700                           312
Laboratory Corp. of America Holdings *                                           1,472                            70
Martek Biosciences Corp. *                                                      17,400                         1,166
Medicis Pharmaceutical Corp., Class A                                           22,500                           777
Pfizer, Inc.                                                                     5,100                           134
Wright Medical Group, Inc. *                                                    41,500                         1,058
                                                                                                      --------------
                                                                                                              11,943
                                                                                                      --------------
INDUSTRIALS  (1.7%)

Monster Worldwide, Inc. *                                                       37,502                         1,082
                                                                                                      --------------
INFORMATION TECHNOLOGY  (38.0%)

Apple Computer, Inc. *                                                          49,400                         2,216
Avaya, Inc. *                                                                   42,900                           601

Broadcom Corp., Class A *                                                       23,500                           758
CheckFree Corp. *                                                                4,869                           188
Cisco Systems, Inc. *                                                           19,225                           335
CNET Networks, Inc. *                                                           73,900                           669
Cognizant Technology Solutions Corp.,                                           74,200                         3,503
Class A *
Dell, Inc. *                                                                    38,200                         1,531
First Data Corp.                                                                 3,382                           139
Fiserv, Inc. *                                                                   6,081                           231
Flextronics International Ltd. *                                               141,500                         1,889
Google, Inc. *                                                                   4,000                           752
Intel Corp.                                                                     50,500                         1,211
International Business Machines Corp.                                            4,252                           394
Juniper Networks, Inc. *                                                        42,800                           922
Microsoft Corp.                                                                 29,054                           732
Paychex, Inc.                                                                   39,800                         1,271
QUALCOMM, Inc.                                                                  72,500                         2,618
SRA International, Inc., Class A *                                              13,600                           827
UTStarcom, Inc. *                                                               37,615                           483
VeriSign, Inc. *                                                                23,833                           654
Yahoo!, Inc. *                                                                  82,000                         2,646
                                                                                                      --------------
                                                                                                              24,570
                                                                                                      --------------
TELECOMMUNICATION SERVICES  (2.2%)

Nextel Communications, Inc. *                                                   38,100                         1,121
Sprint Corp.                                                                    13,200                           313
                                                                                                      --------------
                                                                                                               1,434
                                                                                                      --------------
TOTAL COMMON STOCKS (COST $59,657)                                                                            63,648
                                                                                                      --------------

DEPOSITARY RECEIPTS  (0.4%)

Nasdaq-100 Trust, Series 1                                                       7,609                           283
                                                                                                      --------------
TOTAL DEPOSITARY RECEIPTS (COST $279)                                                                            283
                                                                                                      --------------

REPURCHASE AGREEMENTS  (0.3%)

Merrill Lynch & Co. Inc., 2.535% , dated 02/28/05,
 to be repurchased on 03/01/05, repurchase
 price $203,496 (collateralized by FMNA
Obligations 5.500%, 02/01/35; total market
 value $208,363)                                                          $        203                           203
                                                                                                      --------------

TOTAL REPURCHASE AGREEMENTS (COST $203)                                                                          203
                                                                                                      --------------

TOTAL INVESTMENTS (COST $60,139) (a)   -   99.1%                                                              64,134
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.9%                                                                 566
                                                                                                      --------------

NET ASSETS   -   100.0%                                                                               $       64,700
                                                                                                      ==============

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
BALANCED FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                            SHARES
                                                                              OR
                                                                           PRINCIPAL
                                                                            AMOUNT                        VALUE
                                                                          ------------                --------------
COMMON STOCKS  (59.4%)
CONSUMER DISCRETIONARY  (9.2%)

Harley-Davidson, Inc.                                                           54,600                $        3,378
Home Depot, Inc. (The)                                                          67,600                         2,705
J. C. Penney Co., Inc.                                                          71,000                         3,159
Kohl's Corp. *                                                                  33,000                         1,580
Lowe's Cos., Inc.                                                               28,900                         1,699
NIKE, Inc., Class B                                                             40,400                         3,512
Omnicom Group, Inc.                                                             26,200                         2,386
Staples, Inc.                                                                   71,500                         2,254
Time Warner, Inc. *                                                             87,000                         1,499
Walt Disney Co. (The)                                                           73,500                         2,054
                                                                                                      --------------
                                                                                                              24,226
                                                                                                      --------------
CONSUMER STAPLES  (4.6%)

Clorox Co. (The)                                                                50,000                         3,002
Sara Lee Corp.                                                                  49,800                         1,116
Wal-Mart Stores, Inc.                                                           76,000                         3,922
Walgreen Co.                                                                    93,400                         4,000
                                                                                                      --------------
                                                                                                              12,040
                                                                                                      --------------
ENERGY  (3.0%)

Anadarko Petroleum Corp.                                                        25,700                         1,975
Exxon Mobil Corp.                                                               91,100                         5,768
                                                                                                      --------------
                                                                                                               7,743
                                                                                                      --------------
FINANCIALS  (13.2%)

Ambac Financial Group, Inc.                                                     39,000                         3,033
American Express Co.                                                            83,700                         4,533
American International Group, Inc.                                              20,000                         1,336
Bank of New York Co., Inc. (The)                                                25,500                           771
Chubb Corp. (The)                                                               45,500                         3,600
Citigroup, Inc.                                                                 31,500                         1,503
Comerica, Inc.                                                                  31,000                         1,769
Freddie Mac                                                                     44,200                         2,740
Goldman Sachs Group, Inc. (The)                                                 31,400                         3,416
MGIC Investment Corp.                                                           44,000                         2,761
SLM Corp.                                                                       66,700                         3,255
U.S. Bancorp                                                                   110,000                         3,273
Wells Fargo & Co.                                                               44,500                         2,642
                                                                                                      --------------
                                                                                                              34,632
                                                                                                      --------------
HEALTH CARE  (6.9%)

Becton, Dickinson & Co.                                                         39,500                         2,365
Biomet, Inc.                                                                    52,400                         2,212
Boston Scientific Corp. *                                                       79,500                         2,596
Johnson & Johnson                                                               25,000                         1,640
Medtronic, Inc.                                                                 28,600                         1,491
St. Jude Medical, Inc. *                                                        81,400                         3,183
Stryker Corp.                                                                   65,000                         3,228
Zimmer Holdings, Inc. *                                                         15,700                         1,349
                                                                                                      --------------

                                                                                                              18,064
                                                                                                      --------------
INDUSTRIALS  (8.8%)

Boeing Co. (The)                                                                56,200                         3,090
Danaher Corp.                                                                   45,200                         2,448
Deere & Co.                                                                     35,000                         2,489
Emerson Electric Co.                                                            41,500                         2,752
General Electric Co.                                                            83,200                         2,929
Illinois Tool Works, Inc.                                                       15,100                         1,355
L-3 Communications Holdings, Inc.                                               32,200                         2,322
Northrop Grumman Corp.                                                          50,800                         2,687
Raytheon Co.                                                                    79,500                         3,040
                                                                                                      --------------
                                                                                                              23,112
                                                                                                      --------------
INFORMATION TECHNOLOGY  (13.0%)

Amdocs Ltd. *                                                                   56,000                         1,644
Automatic Data Processing, Inc.                                                 53,500                         2,298
Avaya, Inc. *                                                                  129,200                         1,809
CDW Corp.                                                                       24,300                         1,397
Cisco Systems, Inc. *                                                           86,000                         1,498
Computer Associates International, Inc.                                             34                             1

Computer Sciences Corp. *                                                       21,100                           975
EMC Corp. *                                                                    149,000                         1,886
Hewlett-Packard Co.                                                             79,300                         1,649
Maxim Integrated Products, Inc.                                                 36,000                         1,549
Microsoft Corp.                                                                135,400                         3,409
NCR Corp. *                                                                     96,000                         3,744
Nokia Corp. ADR                                                                138,500                         2,235
Oracle Corp. *                                                                 162,000                         2,091
Scientific-Atlanta, Inc.                                                        64,700                         1,999
Texas Instruments, Inc.                                                        148,600                         3,934
VeriSign, Inc. *                                                                71,200                         1,952
                                                                                                      --------------
                                                                                                              34,070
                                                                                                      --------------
MATERIALS  (0.7%)

Air Products & Chemicals, Inc.                                                  29,900                         1,872
                                                                                                      --------------
TOTAL COMMON STOCKS (COST $139,706)                                                                          155,759
                                                                                                      --------------

CORPORATE BONDS  (12.8%)

AIRLINES  (0.3%)

Southwest Airlines Co., 5.125%, 03/01/17                                  $        735                           707
                                                                                                      --------------
AUTO MANUFACTURERS  (0.9%)

American Honda Finance Corp., 3.850%, 11/06/08, (g)                                350                           344
Daimler Chrysler NA Holdings, 8.500%,  01/18/31                                    395                           503
Ford Motor Co., 7.450%, 07/16/31                                                 1,480                         1,428
                                                                                                      --------------
                                                                                                               2,275
                                                                                                      --------------
BANKS  (0.7%)

Bank of America Corp., 7.400%, 01/15/11                                            795                           909
Bank One Corp., 7.625%, 08/01/05                                                   380                           387
HSBC Holdings PLC, 7.625%, 05/17/32, (g)                                           400                           504
Wells Fargo & Co., 4.800%, 07/29/05                                                135                           136
                                                                                                      --------------
                                                                                                               1,936
                                                                                                      --------------
BEVERAGES  (0.1%)

Miller Brewing Co., 4.250%, 08/15/08, (g)                                          350                           349
                                                                                                      --------------

BUILDING MATERIALS  (0.2%)

American Standard Cos., Inc., 7.625%, 02/15/10                                     360                           406
                                                                                                      --------------
COMPUTERS  (0.1%)

NCR Corp., 7.125%, 06/15/09                                                        130                           141
                                                                                                      --------------
DIVERSIFIED FINANCIAL SERVICES  (3.0%)

CIT Group, Inc., 5.750%, 09/25/07                                                  305                           316
CIT Group, Inc., 5.500%, 11/30/07                                                  225                           232
CIT Group, Inc., 5.125%, 09/30/14                                                  190                           190
Citigroup, Inc., 5.125%, 05/05/14                                                  445                           453
Citigroup, Inc., 5.875%, 02/22/33                                                  410                           424
Fund American Cos., Inc., 5.875%, 05/15/13                                         850                           863
General Motors Acceptance Corp., 8.000%, 11/01/31                                  655                           657
Goldman Sachs Group, Inc. (The), 3.875%, 01/15/09                                  350                           345
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13                                  380                           374
International Lease Finance Corp., 4.750%, 07/01/09                                690                           694
J.P. Morgan Chase & Co., 6.625%, 03/15/12                                        1,055                         1,167
John Deere Capital Corp., 3.900%, 01/15/08                                         205                           203
MBNA Corp., 6.125%, 03/01/13                                                       510                           544
MBNA Corp., Ser B, 7.500%, 03/15/12                                                240                           274
Merrill Lynch & Co., Inc., 3.700%, 04/21/08                                        160                           158
Merrill Lynch & Co., Inc., Ser C, 5.000%, 01/15/15                                 430                           425
Morgan Stanley, 5.300%, 03/01/13                                                   850                           872
                                                                                                      --------------
                                                                                                               8,191
                                                                                                      --------------
ELECTRIC  (0.9%)

Calenergy Co., Inc., 7.520%, 09/15/08                                              265                           290
Carolina Power & Light Co., 6.500%, 07/15/12                                       135                           149
Cincinnati Gas & Electric Co., 5.700%, 09/15/12                                    175                           184
Dominion Resources, Inc., Ser E, 6.750%, 12/15/32                                  230                           257
Entergy Gulf States, Inc., 4.875%,  11/01/11, Callable 11/01/06 @ 100              340                           335
Florida Power & Light Co., 6.875%, 12/01/05                                         80                            82
Oncor Electric Delivery, 7.000%,  05/01/32                                         205                           242
Pacific Gas & Electric Co., 6.050%, 03/01/34                                       665                           700
                                                                                                      --------------
                                                                                                               2,239
                                                                                                      --------------
ENTERTAINMENT  (0.2%)

GTECH Holdings Corp., 4.750%, 10/15/10                                             270                           268
Harrah's Operating Co., Inc., 5.375%, 12/15/13                                     255                           257
                                                                                                      --------------

                                                                                                                 525
                                                                                                      --------------
FOREST & PAPER PRODUCTS  (0.3%)

International Paper Co., 5.500%, 01/15/14                                          330                           341
Weyerhaeuser Co., 6.750%, 03/15/12                                                 265                           297
Weyerhaeuser Co., 7.375%, 03/15/32                                                 175                           211
                                                                                                      --------------
                                                                                                                 849
                                                                                                      --------------
HEALTH CARE  (0.1%)

WellPoint Health Network, Inc., 6.375%, 06/15/06                                   265                           273
                                                                                                      --------------
HOME BUILDERS  (0.2%)

Lennar Corp., 5.950%, 03/01/13                                                     205                           215
Pulte Homes, Inc., 4.875%, 07/15/09                                                320                           321
                                                                                                      --------------
                                                                                                                 536
                                                                                                      --------------
INSURANCE  (0.8%)

Berkshire Hathaway Finance Corp., 3.375%, 10/15/08                                 775                           756
MetLife, Inc., 5.250%, 12/01/06                                                    235                           240
Monumental Global Funding, 5.200%, 01/30/07, (g)                                   585                           598
Prudential Financial, Inc., 3.750%, 05/01/08                                       210                           207
Prudential Financial, Inc., Ser B, 5.100%, 09/20/14                                330                           330
                                                                                                      --------------
                                                                                                               2,131
                                                                                                      --------------
INVESTMENT COMPANIES  (0.2%)

Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12                             400                           441
                                                                                                      --------------
LEISURE TIME  (0.1%)

Harley-Davidson, Inc., 3.625%, 12/15/08, (g)                                       265                           260
                                                                                                      --------------
LODGING  (0.0%)

Marriot International, Inc., Ser C, 7.875%, 09/15/09                                90                           102
                                                                                                      --------------
MEDIA  (1.1%)

Comcast Cable Communications, Inc., 7.125%, 06/15/13                               730                           833
Comcast Corp, 7.050%, 03/15/33                                                     100                           116
Cox Communuications, Inc., 4.625%, 06/01/13                                        380                           363
News America Holdings, Inc., 9.250%, 02/01/13                                      350                           446
News America, Inc., 6.200%, 12/15/34, (g)                                          210                           217
Time Warner, Inc., 7.625%, 04/15/31                                                635                           774
Univision Communications, Inc., 7.850%, 07/15/11                                   235                           274
                                                                                                      --------------
                                                                                                               3,023
                                                                                                      --------------
MINING  (0.5%)

Barrick Gold Finance, Inc., 7.500%, 05/01/07                                       145                           155
Codelco, Inc., 5.500%, 10/15/13, (g)                                               470                           483
Inco Ltd., 7.750%, 05/15/12                                                        670                           786
                                                                                                      --------------
                                                                                                               1,424
                                                                                                      --------------
MISCELLANEOUS MANUFACTURER (0.6%)

General Electric Co., 5.000%, 02/01/13                                           1,660                         1,685
                                                                                                      --------------

OIL & GAS  (0.5%)

Devon Financing Corp. ULC, 7.875%, 09/30/31                                        245                           314
Enterprise Products Operating L.P., Ser  B, 6.875%, 03/01/33                       310                           344
Motiva Enterprises LLC, 5.200%, 09/15/12, (g)                                      200                           204
Pennzoil Co., 10.250%, 11/01/05                                                     60                            62
XTO Energy, Inc., 6.250%, 04/15/13                                                 410                           447
                                                                                                      --------------
                                                                                                               1,371
                                                                                                      --------------
PACKAGING & CONTAINERS  (0.1%)

Packaging Corp. of America, 5.750%, 08/01/13                                       265                           270
                                                                                                      --------------

PIPELINES  (0.5%)

CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13                        495                           585
K N Capital Trust III, 7.630%, 04/15/28                                            375                           433
K N Energy, Inc., 7.250%, 03/01/28                                                 175                           203
                                                                                                      --------------
                                                                                                               1,221
                                                                                                      --------------
PRINTING & PUBLISHING  (0.2%)

R.R. Donnelly & Sons Co., 3.750%, 04/01/09                                         410                           399
                                                                                                      --------------
REITS  (0.1%)

Simon Property Group LP, 6.375%, 11/15/07                                          155                           163
                                                                                                      --------------

RETAIL  (0.1%)

Federated Department Stores, Inc., 6.900%, 04/01/29                                165                           185
                                                                                                      --------------
SAVINGS & LOAN  (0.2%)

Golden West Financial Corp., 4.125%, 08/15/07                                      470                           471
                                                                                                      --------------
TELECOMMUNICATIONS  (0.6%)

SBC Communications, Inc., 5.625%, 06/15/16                                          65                            67
SBC Communications, Inc., 6.450%, 06/15/34                                         175                           188
Sprint Capital Corp., 8.750%,  03/15/32                                            670                           899
TELUS Corp., 8.000%, 06/01/11                                                      320                           374
                                                                                                      --------------
                                                                                                               1,528
                                                                                                      --------------
TRANSPORTATION  (0.2%)

FedEx Corp., 3.500%, 04/01/09                                                      585                           565
                                                                                                      --------------
TOTAL CORPORATE BONDS (COST $33,005)                                                                          33,666
                                                                                                      --------------

U.S. GOVERNMENT AGENCIES  (0.7%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (0.7%)

8.500%, 04/15/31                                                                   416                           454
8.000%, 08/15/31                                                                   549                           594
8.000%, 09/15/31                                                                   627                           680
                                                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $1,673)                                                                   1,728
                                                                                                      --------------

U.S. TREASURY OBLIGATIONS  (24.8%)
U.S. TREASURY BONDS  (1.4%)

5.375%, 02/15/31 (e)                                                             3,380                         3,716
                                                                                                      --------------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS  (4.4%)

1.875%, 07/15/13                                                                 7,300                         7,742
3.875%, 04/15/29                                                                 2,425                         3,848
                                                                                                      --------------
                                                                                                              11,590
                                                                                                      --------------
U.S. TREASURY NOTES  (19.0%)

1.625%, 04/30/05                                                                 2,585                         2,580
3.500%, 11/15/06                                                                11,955                        11,951
3.375%, 02/28/07                                                                 4,130                         4,113
3.125%, 05/15/07 (e)                                                            11,610                        11,485
3.125%, 04/15/09 (e)                                                             1,380                         1,339
6.000%, 08/15/09                                                                10,070                        10,907
3.500%, 02/15/10                                                                 3,835                         3,750
4.875%, 02/15/12                                                                   400                           417
3.875%, 02/15/13                                                                 2,545                         2,479
4.000%, 02/15/15                                                                   775                           753
                                                                                                      --------------
                                                                                                              49,774
                                                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $64,891)                                                                65,080
                                                                                                      --------------

YANKEE BONDS  (0.8%)
MEDIA  (0.2%)

British Sky Broadcasting Group, 6.875%, 02/23/09                                   440                           476
                                                                                                      --------------

SOVEREIGN  (0.3%)

United Mexican States, 8.300%, 08/15/31                                            785                           946
                                                                                                      --------------

TELECOMMUNICATIONS  (0.3%)

Deutsche Telekom International Finance,  9.250%, 06/01/32                          235                           342
Verizon Global Funding Corp., 7.750%,  12/01/30                                    275                           343
                                                                                                      --------------

                                                                                                                 685
                                                                                                      --------------
TOTAL YANKEE BONDS (COST $1,958)                                                                               2,107
                                                                                                      --------------

WARRANTS  (0.0%)

Lucent Technologies, Inc.                                                        1,199                             1
                                                                                                      --------------
TOTAL WARRANTS (COST $0)                                                                                           1
                                                                                                      --------------

SHORT-TERM INVESTMENTS (5.7%)

Boston Global Investment Trust - Enhanced Portfolio (m)                     15,077,500                        15,078
                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,078)                                                                   15,078
                                                                                                      --------------

REPURCHASE AGREEMENTS  (2.7%)

Deutsche Bank AG, 2.535% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $7,062,384 (collaterlized by U.S.
Treasury Bond Obligations 8.750%,
08/15/20; total market value
$7,204,533)                                                               $      7,062                         7,062
                                                                                                      --------------

TOTAL REPURCHASE AGREEMENTS (COST $7,062)                                                                      7,062
                                                                                                      --------------

TOTAL INVESTMENTS (COST $263,373) (a)   -   106.9%                                                           280,481
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (6.9)%                                                           (18,144)
                                                                                                      --------------

NET ASSETS   -   100.0%                                                                               $      262,337
                                                                                                      ==============

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
CAPITAL APPRECIATION FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                            SHARES
                                                                              OR
                                                                           PRINCIPAL
                                                                            AMOUNT                        VALUE
                                                                          ------------                --------------
COMMON STOCKS  (97.5%)
CONSUMER DISCRETIONARY  (16.1%)

Harley-Davidson, Inc.                                                          614,000                $       37,994
Home Depot, Inc. (The)                                                         867,000                        34,697
J. C. Penney Co., Inc.                                                         552,500                        24,581
Kohl's Corp. *                                                                 360,000                        17,233
Lowe's Cos., Inc.                                                              314,000                        18,457
NIKE, Inc., Class B                                                            441,400                        38,380
Omnicom Group, Inc.                                                            147,251                        13,410
Staples, Inc.                                                                  785,000                        24,743
Time Warner, Inc. *                                                          2,000,000                        34,460
Walt Disney Co. (The)                                                        1,290,000                        36,043
                                                                                                      --------------
                                                                                                             279,998
                                                                                                      --------------
CONSUMER STAPLES  (5.9%)

Clorox Co. (The)                                                               463,100                        27,805
Sara Lee Corp.                                                                 542,000                        12,141
Wal-Mart Stores, Inc.                                                          415,000                        21,418
Walgreen Co.                                                                   969,500                        41,523
                                                                                                      --------------
                                                                                                             102,887
                                                                                                      --------------
ENERGY  (4.9%)

Anadarko Petroleum Corp.                                                       284,000                        21,828
Exxon Mobil Corp.                                                              990,000                        62,677
                                                                                                      --------------
                                                                                                              84,505
                                                                                                      --------------
FINANCIALS  (21.2%)

Ambac Financial Group, Inc.                                                    342,000                        26,601
American Express Co.                                                           916,000                        49,601
American International Group, Inc.                                             218,000                        14,562
Bank of New York Co., Inc. (The)                                               252,000                         7,623
Chubb Corp. (The)                                                              503,500                        39,832
Citigroup, Inc.                                                                481,000                        22,953
Comerica, Inc.                                                                 362,000                        20,663
Freddie Mac                                                                    470,000                        29,140
Goldman Sachs Group, Inc. (The)                                                344,500                        37,482
MGIC Investment Corp. (e)                                                      500,000                        31,370
SLM Corp.                                                                      677,000                        33,038
U.S. Bancorp                                                                 1,231,600                        36,640
Wells Fargo & Co.                                                              324,000                        19,239
                                                                                                      --------------
                                                                                                             368,744
                                                                                                      --------------
HEALTH CARE  (10.9%)

Becton, Dickinson & Co.                                                        288,239                        17,257
Biomet, Inc.                                                                   567,000                        23,939
Boston Scientific Corp. *                                                      866,900                        28,313
Johnson & Johnson                                                              287,600                        18,867
Medtronic, Inc.                                                                314,500                        16,392
St. Jude Medical, Inc. *                                                       881,400                        34,463
Stryker Corp. (e)                                                              709,000                        35,208
Zimmer Holdings, Inc. *                                                        176,500                        15,161
                                                                                                      --------------
                                                                                                             189,600
                                                                                                      --------------

INDUSTRIALS  (15.1%)

Boeing Co. (The)                                                               736,400                        40,481
Danaher Corp.                                                                  496,000                        26,868
Deere & Co.                                                                    375,000                        26,666
Emerson Electric Co.                                                           444,800                        29,499
General Electric Co.                                                         1,003,300                        35,316
Illinois Tool Works, Inc.                                                      164,500                        14,764
L-3 Communications Holdings, Inc.                                              352,000                        25,379
Northrop Grumman Corp.                                                         581,500                        30,761
Raytheon Co.                                                                   870,000                        33,269
                                                                                                      --------------
                                                                                                             263,003
                                                                                                      --------------
INFORMATION TECHNOLOGY  (22.6%)

Amdocs Ltd. *                                                                  820,000                        24,067
Automatic Data Processing, Inc.                                                606,200                        26,042
Avaya, Inc. *                                                                1,800,000                        25,200
CDW Corp.                                                                      263,500                        15,143
Cisco Systems, Inc. *                                                          944,000                        16,444
Computer Associates International, Inc.                                            290                             8
Computer Sciences Corp. *                                                      264,300                        12,219
EMC Corp. *                                                                  2,720,000                        34,435
Hewlett-Packard Co.                                                            800,000                        16,640
Maxim Integrated Products, Inc.                                                400,000                        17,208
Microsoft Corp.                                                              1,383,000                        34,824
NCR Corp. *                                                                  1,000,000                        38,991
Nokia Corp. ADR                                                              1,600,000                        25,824
Oracle Corp. *                                                               2,014,000                        26,001
Scientific-Atlanta, Inc.                                                       680,000                        21,012
Texas Instruments, Inc.                                                      1,125,000                        29,779
VeriSign, Inc. * (e)                                                           992,400                        27,212
                                                                                                      --------------
                                                                                                             391,049
                                                                                                      --------------
MATERIALS  (0.8%)

Air Products and Chemicals, Inc.                                               218,500                        13,682
                                                                                                      --------------
TOTAL COMMON STOCKS (COST $1,528,874)                                                                      1,693,468
                                                                                                      --------------

WARRANTS  (0.0%)

Lucent Technologies, Inc.                                                       12,166                            11
                                                                                                      --------------
TOTAL WARRANTS (COST $0)                                                                                          11
                                                                                                      --------------

SHORT-TERM INVESTMENTS  (1.5%)

Boston Global Investment Trust - Enhanced Portfolio (m)                     25,922,775                        25,923
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS (COST $25,923)                                                                   25,923
                                                                                                      --------------

REPURCHASE AGREEMENTS  (5.0%)

Bear Stearns & Co., Inc., 2.565% , dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $2,776,338 (collateralized by FMNA
 Obligations Disc., 01/15/35; total
market value $2,832,898)                                                  $      2,776                         2,776

Salomon Smith Barney, 2.555% , dated
02/28/05, to be repurchased on 03/01/05,
repurchase price $84,491,216
(collateralized by FMNA Obligations
3.500%-5.500%, 06/01/10-04/01/23; total
 market value $86,193,333)                                                      84,485                        84,485
                                                                                                      --------------

TOTAL REPURCHASE AGREEMENTS (COST $87,261)                                                                    87,261
                                                                                                      --------------

TOTAL INVESTMENTS (COST $1,642,058) (a)   -   104.0%                                                       1,806,663
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (4.0)%                                                           (69,494)
                                                                                                      --------------
NET ASSETS   -   100.0%                                                                               $    1,737,169
                                                                                                      ==============

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
EMERGING GROWTH STOCK FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                             SHARES
                                                                               OR
                                                                           PRINCIPAL
                                                                             AMOUNT                       VALUE
                                                                          ------------                --------------
COMMON STOCKS  (99.2%)
CONSUMER DISCRETIONARY  (14.1%)

Blue Nile, Inc. *                                                               17,600                $          495
Coach, Inc. *                                                                    8,000                           444
Dick's Sporting Goods, Inc. *                                                   11,600                           416
Getty Images, Inc. *                                                             3,900                           278
Overstock.com, Inc. *                                                            5,600                           301
Starbucks Corp. *                                                                8,000                           414
Urban Outfitters, Inc. *                                                        11,600                           482
                                                                                                      --------------
                                                                                                               2,830
                                                                                                      --------------
CONSUMER STAPLES  (3.3%)

Whole Foods Market, Inc.                                                         6,500                           668
                                                                                                      --------------
FINANCIALS  (13.7%)

Affiliated Managers Group, Inc. *                                               12,200                           790
BlackRock, Inc., Class A                                                        10,600                           823
Calamos Asset Management, Inc., Class A                                         11,000                           312
Investors Financial Services Corp.                                              16,700                           837
                                                                                                      --------------
                                                                                                               2,762
                                                                                                      --------------
HEALTH CARE  (20.1%)

Biosite, Inc. *                                                                  6,600                           382
Cephalon, Inc. *                                                                11,600                           569
Kyphon, Inc. *                                                                  12,800                           315
Martek Biosciences Corp. *                                                       8,300                           556
Medicis Pharmaceutical Corp., Class A                                           19,000                           656

Neurocrine Biosciences, Inc. *                                                   6,400                           256
Psychiatric Solutions, Inc. *                                                    5,500                           219
SurModics, Inc. *                                                                3,300                           106
Varian Medical Systems, Inc. *                                                   7,800                           280
Wright Medical Group, Inc. *                                                    27,700                           707
                                                                                                      --------------
                                                                                                               4,046
                                                                                                      --------------
INDUSTRIALS  (8.9%)

AirTran Holdings, Inc. *                                                        48,400                           386
Corporate Executive Board Co. (The)                                              9,100                           569
Monster Worldwide, Inc. *                                                        7,200                           208
Portfolio Recovery Associates, Inc. *                                           14,600                           551
TurboChef Technologies, Inc. *                                                   4,900                            81
                                                                                                      --------------
                                                                                                               1,795
                                                                                                      --------------
INFORMATION TECHNOLOGY  (34.5%)

Adobe Systems, Inc.                                                              7,000                           432
Apple Computer, Inc. *                                                          23,000                         1,031
aQuantive, Inc. *                                                               41,800                           442
Broadcom Corp., Class A *                                                        9,500                           306
CNET Networks, Inc. *                                                           51,000                           462
Cogent, Inc. *                                                                   6,000                           146
Cognizant Technology Solutions Corp., Class A *                                 19,100                           902

Euronet Worldwide, Inc. *                                                       20,900                           542
JAMDAT Mobile, Inc. *                                                           14,600                           248
Juniper Networks, Inc. *                                                        22,700                           489
NAVTEQ Corp. *                                                                   6,200                           271
Paychex, Inc.                                                                    9,900                           316
SRA International, Inc., Class A *                                               7,900                           481
VeriSign, Inc. *                                                                11,400                           313
ViaSat, Inc. *                                                                  18,900                           376
Volterra Semiconductor Corp. *                                                  13,900                           204
                                                                                                      --------------
                                                                                                               6,961
                                                                                                      --------------
TELECOMMUNICATION SERVICES  (4.6%)

Crown Castle International Corp. *                                              29,600                           484
Nextel Partners, Inc., Class A *                                                21,800                           434
                                                                                                      --------------
                                                                                                                 918
                                                                                                      --------------
TOTAL COMMON STOCKS (COST $17,893)                                                                            19,980
                                                                                                      --------------

REPURCHASE AGREEMENTS  (0.3%)

Merrill Lynch & Co., Inc., 2.535% , dated 02/28/05,
 to be repurchased on 03/01/05, repurchase
 price $54,750 (collateralized by U.S.
Government Obligations, 5.50% due
02/01/35; total market value $55,902)                                     $         55                            55
                                                                                                      --------------

TOTAL REPURCHASE AGREEMENTS (COST $55)                                                                            55
                                                                                                      --------------

TOTAL INVESTMENTS (COST $17,948) (a)   -   99.5%                                                              20,035
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.5%                                                                 107
                                                                                                      --------------

NET ASSETS   -   100.0%                                                                               $       20,142
                                                                                                      ==============

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
GROWTH AND INCOME FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                             SHARES
                                                                               OR
                                                                           PRINCIPAL
                                                                             AMOUNT                       VALUE
                                                                          ------------                --------------
COMMON STOCKS  (98.7%)
CONSUMER DISCRETIONARY  (9.6%)

Advance Auto Parts, Inc. *                                                     350,000                $       17,633
Gannett Co., Inc.                                                              100,000                         7,875
Jones Apparel Group, Inc.                                                      100,000                         3,177
Kohl's Corp. *                                                                 250,000                        11,968
Lowe's Cos., Inc.                                                               50,000                         2,939
May Department Stores Co. (The)                                                350,000                        12,079
Target Corp.                                                                   250,000                        12,705
Viacom, Inc., Class B                                                          600,000                        20,939
Walt Disney Co. (The)                                                          350,000                         9,779
                                                                                                      --------------
                                                                                                              99,094
                                                                                                      --------------
CONSUMER STAPLES  (11.5%)

Archer-Daniels-Midland Co.                                                     900,000                        21,689
Clorox Co. (The)                                                               250,000                        15,010
Diageo PLC ADR                                                                 300,000                        17,181
Kimberly-Clark Corp.                                                           150,000                         9,897
PepsiCo, Inc.                                                                  200,000                        10,772
Sara Lee Corp.                                                                 750,000                        16,800
SYSCO Corp.                                                                     50,000                         1,721
Wal-Mart Stores, Inc.                                                          350,000                        18,064
Wm. Wrigley Jr. Co.                                                            125,000                         8,320
                                                                                                      --------------
                                                                                                             119,454
                                                                                                      --------------
ENERGY  (11.2%)

Anadarko Petroleum Corp.                                                       150,000                        11,529
Burlington Resources, Inc.                                                     200,000                         9,926
ChevronTexaco Corp.                                                            250,000                        15,520
ConocoPhillips                                                                 125,000                        13,861
Exxon Mobil Corp.                                                              400,000                        25,324
Kerr-McGee Corp.                                                               300,000                        23,298
Royal Dutch Petroleum Co. ADR                                                  250,000                        15,773
                                                                                                      --------------
                                                                                                             115,231
                                                                                                      --------------
FINANCIALS  (23.7%)

American International Group, Inc.                                             125,000                         8,350
Bank of America Corp.                                                          500,000                        23,324
Berkshire Hathaway, Inc., Class B * (e)                                          6,500                        19,598
Cincinnati Financial Corp.                                                     325,000                        14,537
Citigroup, Inc.                                                                500,000                        23,859
Fannie Mae                                                                      70,000                         4,092
Fifth Third Bancorp                                                            150,000                         6,716
Genworth Financial, Inc., Class A                                              600,000                        16,896
Goldman Sachs Group, Inc. (The)                                                100,000                        10,880
Jefferson-Pilot Corp.                                                           50,000                         2,448
MBNA Corp.                                                                     500,000                        12,685
MGIC Investment Corp.                                                          100,000                         6,274
Morgan Stanley                                                                 175,000                         9,882
New York Community Bancorp, Inc.                                               500,000                         9,180

Principal Financial Group, Inc.                                                425,000                        16,584
Prudential Financial, Inc.                                                     300,000                        17,100
State Street Corp.                                                             250,000                        10,963
U.S. Bancorp                                                                   600,000                        17,850
Wells Fargo & Co.                                                              250,000                        14,845
                                                                                                      --------------
                                                                                                             246,063
                                                                                                      --------------
HEALTH CARE  (8.8%)

Abbott Laboratories                                                            275,000                        12,647
Bristol-Myers Squibb Co.                                                       700,000                        17,521
Express Scripts, Inc. *                                                        100,000                         7,529
Johnson & Johnson                                                              125,000                         8,200
Medtronic, Inc.                                                                 50,000                         2,606
Pfizer, Inc.                                                                   800,000                        21,032
WellPoint, Inc. *                                                              175,000                        21,361
                                                                                                      --------------
                                                                                                              90,896
                                                                                                      --------------
INDUSTRIALS  (11.6%)

Cendant Corp.                                                                  700,000                        15,484
Cooper Industries Ltd., Class A                                                200,000                        13,874
Emerson Electric Co.                                                           125,000                         8,290
General Electric Co.                                                           600,000                        21,120
Honeywell International, Inc.                                                  400,000                        15,188
Illinois Tool Works, Inc.                                                       75,000                         6,731
Norfolk Southern Corp.                                                         275,000                         9,870
Rockwell Automation, Inc.                                                      190,000                        11,809
Textron, Inc.                                                                  175,000                        13,536
United Technologies Corp.                                                       35,000                         3,496
                                                                                                      --------------
                                                                                                             119,398
                                                                                                      --------------
INFORMATION TECHNOLOGY  (10.9%)

Agilent Technologies, Inc. *                                                   700,000                        16,800
Cisco Systems, Inc. *                                                          700,000                        12,194
Computer Associates International, Inc.                                          2,333                            63

First Data Corp.                                                               300,000                        12,306
Intel Corp.                                                                    275,000                         6,595
International Business Machines Corp.                                          125,000                        11,573
Microsoft Corp.                                                                550,000                        13,849
Nokia Corp. ADR (e)                                                          1,100,000                        17,753
SunGard Data Systems, Inc. *                                                   400,000                        10,444
Texas Instruments, Inc.                                                        400,000                        10,588
                                                                                                      --------------
                                                                                                             112,165
                                                                                                      --------------
MATERIALS  (3.6%)

E.I. du Pont de Nemours & Co.                                                  225,000                        11,993
Praxair, Inc.                                                                  250,000                        11,208
Sigma-Aldrich Corp. (e)                                                        225,000                        13,861
                                                                                                      --------------
                                                                                                              37,062
                                                                                                      --------------
TELECOMMUNICATION SERVICES  (2.7%)

ALLTEL Corp.                                                                    50,000                         2,860
Verizon Communications, Inc.                                                   325,000                        11,690
Vodafone Group PLC ADR                                                         500,000                        13,145
                                                                                                      --------------
                                                                                                              27,695
                                                                                                      --------------
UTILITIES  (5.1%)

American Electric Power Co., Inc.                                              400,000                        13,360
Edison International                                                           400,000                        12,992
Exelon Corp.                                                                   300,000                        13,608
Questar Corp.                                                                  125,000                         6,628
SCANA Corp.                                                                    150,000                         5,706
                                                                                                      --------------
                                                                                                              52,294
                                                                                                      --------------
TOTAL COMMON STOCKS (COST $788,378)                                                                        1,019,352
                                                                                                      --------------

EXCHANGE TRADED FUNDS  (0.8%)
HEALTH CARE  (0.8%)

Pharmaceutical HOLDRs Trust                                                    110,000                         7,902
                                                                                                      --------------
TOTAL EXCHANGE TRADED FUNDS (COST $7,833)                                                                      7,902
                                                                                                      --------------

SHORT-TERM INVESTMENTS  (1.1%)

Boston Global Investment Trust -  Enhanced Portfolio (m)                    11,415,615                        11,416
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS (COST $11,416)                                                                   11,416
                                                                                                      --------------

MONEY MARKET FUNDS  (0.9%)

Federated Prime Value Obligations Fund, Class I                              8,913,978                         8,914
                                                                                                      --------------

TOTAL MONEY MARKET FUNDS (COST $8,914)                                                                         8,914
                                                                                                      --------------

TOTAL INVESTMENTS (COST $816,541) (a)   -   101.5%                                                         1,047,584
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (1.5)%                                                           (15,452)
                                                                                                      --------------
NET ASSETS   -   100.0%                                                                               $    1,032,132
                                                                                                      ==============

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                             SHARES
                                                                               OR
                                                                           PRINCIPAL
                                                                             AMOUNT                       VALUE
                                                                          ------------                --------------
FOREIGN COMMON STOCKS  (97.4%)
AUSTRALIA  (4.6%)

Australia & New Zealand Banking                                                175,947                $        2,968
Group Ltd.
BlueScope Steel Ltd.                                                           362,068                         2,770
Orica Ltd.                                                                     144,979                         2,230
Pacific Brands Ltd. (e)                                                        635,987                         1,311
Publishing & Broadcasting Ltd. (e)                                             171,650                         2,106
Qantas Airways Ltd. (e)                                                        901,289                         2,585
QBE Insurance Group Ltd. (e)                                                   197,400                         2,385
Rio Tinto Group Ltd.                                                            56,700                         2,121
West Australian Newspapers Holdings Ltd. (e)                                   171,490                         1,113
Westpac Banking Corp. (e)                                                      180,382                         2,721
                                                                                                      --------------
                                                                                                              22,310
                                                                                                      --------------
BELGIUM  (1.0%)

Delhaize Group                                                                  35,002                         2,757
Fortis                                                                          66,538                         1,869
                                                                                                      --------------
                                                                                                               4,626
                                                                                                      --------------
DENMARK  (1.2%)

Danske Bank A/S                                                                 89,855                         2,758
TDC A/S                                                                         70,400                         3,159
                                                                                                      --------------
                                                                                                               5,917
                                                                                                      --------------
FINLAND  (1.4%)

Fortum Corp.                                                                   137,500                         2,636
Nokia Corp.                                                                    210,546                         3,400
Tietoenator Oyj                                                                 22,775                           826
                                                                                                      --------------
                                                                                                               6,862
                                                                                                      --------------
FRANCE  (9.7%)

Alcatel *                                                                      112,509                         1,463
AXA                                                                            152,540                         4,097
BNP Paribas                                                                     70,792                         5,132
Bouygues SA                                                                     33,100                         1,433
Compagnie de Saint-Gobain                                                       29,552                         1,826
France Telecom SA                                                               88,335                         2,664
Lafarge SA *                                                                    31,864                         3,316
Metropole Television SA                                                         33,000                           946
Pernod Ricard                                                                   11,444                         1,636
PSA Peugeot Citroen SA                                                          22,591                         1,478
Sanofi-Aventis                                                                  42,572                         3,395
Schneider Electric SA *                                                         21,521                         1,715
Societe Generale                                                                38,880                         4,101
SUEZ SA                                                                         66,556                         1,800
TOTAL SA                                                                        28,447                         6,764
VINCI                                                                           21,831                         3,207
Vivendi Universal SA *                                                          68,651                         2,165
                                                                                                      --------------
                                                                                                              47,138
                                                                                                      --------------
GERMANY  (8.1%)

Adidas-Salomon AG                                                               19,300                         2,897
Allianz AG                                                                      25,946                         3,269
BASF AG                                                                         44,742                         3,343
Bayer AG                                                                        26,114                           914
Continental AG                                                                  30,000                         2,223
DaimlerChrysler AG                                                              39,500                         1,822
Deutsche Bank AG                                                                12,118                         1,065
Deutsche Telekom AG *                                                          205,287                         4,287
E.ON AG                                                                         52,950                         4,763
Lanxess AG *                                                                     2,501                            57
MAN Aktiengesellschaft AG                                                       17,700                           818
METRO AG                                                                        47,228                         2,651
PUMA AG Rudolf Dassler Sport                                                     4,875                         1,146
SAP AG                                                                          12,099                         1,962
Schering AG                                                                     48,062                         3,508
Siemens AG                                                                      58,210                         4,551
                                                                                                      --------------
                                                                                                              39,276
                                                                                                      --------------
HONG KONG  (2.1%)

Bank of East Asia Ltd.                                                         354,327                         1,077
BOC Hong Kong (Holdings) Ltd.                                                  454,000                           863
Cheung Kong (Holdings) Ltd.                                                    249,000                         2,360
CNOOC Ltd.                                                                   2,372,000                         1,364
Esprit Holdings Ltd.                                                           193,000                         1,371
Hutchison Whampoa Ltd.                                                         198,700                         1,789
Orient Overseas (International) Ltd.                                           318,000                         1,365
                                                                                                      --------------
                                                                                                              10,189
                                                                                                      --------------
IRELAND  (0.9%)

Anglo Irish Bank Corp. PLC                                                      27,259                           719
CRH PLC                                                                         76,315                         2,139
Irish Life & Permanent PLC                                                      71,650                         1,457
                                                                                                      --------------
                                                                                                               4,315
                                                                                                      --------------
ITALY  (3.1%)

Banca Intesa SpA                                                               575,893                         2,816
Eni SpA                                                                        197,273                         5,154
Mediaset SpA                                                                   232,271                         3,267
Telecom Italia SpA                                                             601,450                         2,333
UniCredito Italiano SpA                                                        231,668                         1,350
                                                                                                      --------------
                                                                                                              14,920
                                                                                                      --------------
JAPAN  (20.4%)

Aiful Corp.                                                                     13,600                         1,561
Aioi Insurance Co. Ltd.                                                        185,000                           918
Aisin Seiki Co. Ltd. (e)                                                        62,600                         1,410
Asahi Breweries Ltd.                                                           135,100                         1,756
Asahi Glass Co. Ltd.                                                            97,000                         1,067
Bridgestone Corp.                                                               61,000                         1,164
Canon, Inc.                                                                     58,300                         3,084
Citizen Watch Co. Ltd. (e)                                                     110,800                         1,021
Daiichi Pharmaceutical Co. Ltd. (e)                                             98,600                         2,544
Daiwa Securities Group, Inc.                                                   134,000                           913
DENSO Corp.                                                                     51,200                         1,312
East Japan Railway Co.                                                             401                         2,135
Hitachi Chemical Co. Ltd.                                                       45,900                           795
Hitachi Ltd.                                                                   117,000                           740
Honda Motor Co. Ltd.                                                            34,800                         1,868
Ibiden Co. Ltd. (e)                                                             50,900                         1,004
Japan Tobacco, Inc.                                                                191                         2,077
JFE Holdings, Inc.                                                              43,400                         1,336
Joyo Bank Ltd. (The)                                                           281,000                         1,511
Kaneka Corp.                                                                    81,000                           920
Kansai Electric Power Co., Inc. (The) (e)                                       65,000                         1,297

Komatsu Ltd.                                                                   197,000                         1,480
Kubota Corp. (e)                                                               247,000                         1,358
Kuraray Co. Ltd.                                                               108,500                           988
Kyocera Corp.                                                                   14,700                         1,096
Kyushu Electric Power Co., Inc.                                                 58,200                         1,261
Marubeni Corp.                                                                 339,000                         1,085
Matsushita Electric Industrial Co. Ltd.                                        106,000                         1,585
Matsushita Electric Works Ltd.                                                 154,000                         1,390
Mitsubishi Corp.                                                               118,600                         1,610
Mitsubishi Electric Corp.                                                      235,000                         1,231
Mitsubishi Estate Co. Ltd.                                                      85,000                         1,033
Mitsubishi Tokyo Financial Group, Inc.                                             219                         2,006
Mitsui & Co. Ltd.                                                              128,000                         1,306
Mitsui Fudosan Co. Ltd.                                                        122,000                         1,514
Mitsui O.S.K. Lines Ltd.                                                       318,000                         2,180
Mitsui Trust Holdings, Inc.                                                    126,000                         1,334
Mizuho Financial Group, Inc.                                                       443                         2,153
Nippon Oil Corp.                                                               254,000                         1,890
Nippon Steel Corp.                                                             404,000                         1,112
Nippon Telegraph & Telephone Corp.                                                 265                         1,151
Nippon Yusen KK                                                                289,000                         1,731
NTT DoCoMo, Inc.                                                                   729                         1,238
Obic Co. Ltd.                                                                    2,200                           412
OMRON Corp.                                                                     61,800                         1,430
ORIX Corp.                                                                      13,700                         1,776
Resona Holdings, Inc. *                                                        486,000                           990
Sankyo Co. Ltd.                                                                 35,400                         1,969
Sankyo Co. Ltd. (Gunma)                                                        109,500                         2,478
Seiko Epson Corp. (e)                                                           37,800                         1,487
Sekisui Chemical Co. Ltd.                                                      200,000                         1,484
Sompo Japan Insurance, Inc.                                                     73,000                           776
Sony Corp.                                                                      48,600                         1,842
Sumitomo Chemical Co. Ltd.                                                     229,000                         1,223
Sumitomo Metal Industries Ltd.                                                 684,000                         1,168
Sumitomo Metal Mining Co. Ltd.                                                 177,000                         1,344
Sumitomo Trust & Banking Co. Ltd.(The)                                         270,000                         1,857
Takeda Pharmaceutical Co. Ltd.                                                  44,700                         2,144
Terumo Corp.                                                                    51,400                         1,610
Toho Gas Co. Ltd.                                                              250,000                           908
Tokyo Electric Power Co., Inc. (The)                                           106,100                         2,598
Toray Industries, Inc.                                                         319,000                         1,505
Toyota Motor Corp.                                                             150,000                         5,823
West Japan Railway Co.                                                             350                         1,377
Yamada Denki Co. Ltd. (e)                                                       17,000                           844
                                                                                                      --------------
                                                                                                              99,210
                                                                                                      --------------
NETHERLANDS  (4.5%)

ABN AMRO Holding NV                                                            150,371                         4,136
Akzo Nobel NV                                                                   59,480                         2,680
ING Groep NV                                                                   147,945                         4,544
Royal Dutch Petroleum Co.                                                       47,115                         2,971
Royal KPN NV                                                                   347,915                         3,358
Royal Philips Electronics NV                                                   148,719                         4,121
                                                                                                      --------------
                                                                                                              21,810
                                                                                                      --------------
NEW ZEALAND  (0.6%)

Fletcher Building Ltd.                                                         615,523                         3,155
                                                                                                      --------------
NORWAY  (1.4%)

Orkla ASA                                                                       78,400                         2,853
Statoil ASA                                                                    106,300                         1,925

Telenor ASA *                                                                  211,011                         1,943
                                                                                                      --------------
                                                                                                               6,721
                                                                                                      --------------
SINGAPORE  (0.4%)

Oversea-Chinese Banking Corp. Ltd.                                             182,000                         1,525
Singapore Telecommunications Ltd.                                              384,650                           621
                                                                                                      --------------
                                                                                                               2,146
                                                                                                      --------------
SPAIN  (3.6%)

Altadis SA                                                                      20,474                           860
Banco Santander Central Hispano SA                                             285,143                         3,522
Endesa SA                                                                       74,017                         1,673
Gestevision Telecinco SA                                                         9,645                           212
Repsol YPF SA                                                                  164,995                         4,495
Sociedad General de Aguas de Barcelona SA, Class A                              56,729                         1,212
Telefonica SA                                                                  254,823                         4,686
Union Fenosa SA                                                                 32,320                           928
                                                                                                      --------------
                                                                                                              17,588
                                                                                                      --------------
SWEDEN  (3.2%)

Autoliv, Inc.                                                                   23,297                         1,164
Nordea Bank AB                                                                 342,800                         3,605
Sandvik AB                                                                      45,465                         1,978
Svenska Handelsbanken AB, Class A                                               97,800                         2,387
Telefonaktiebolaget LM Ericsson *                                            1,402,248                         4,119
Volvo AB, Class B *                                                             46,700                         2,146
                                                                                                      --------------
                                                                                                              15,399
                                                                                                      --------------
SWITZERLAND  (5.9%)

Credit Suisse Group                                                             97,045                         4,225
Nestle SA                                                                       16,319                         4,531
Novartis AG                                                                    160,579                         8,034
Roche Holding Ltd.                                                              24,733                         2,606
UBS AG                                                                          67,787                         5,885
Zurich Financial Services                                                       18,890                         3,477
                                                                                                      --------------
                                                                                                              28,758
                                                                                                      --------------
UNITED KINGDOM  (25.3%)

"Shell" Transport & Trading Co. PLC (The)                                      587,294                         5,518
Alliance UniChem PLC                                                           178,913                         2,498
Anglo Irish Bank Corp. PLC                                                      86,615                         2,279
AstraZeneca PLC                                                                 90,700                         3,589
Aviva PLC                                                                      348,375                         4,330
AWG PLC                                                                         89,400                         1,409
Balfour Beatty PLC                                                             365,383                         2,251
Barclays PLC                                                                   566,758                         6,168
BHP Billiton PLC                                                               370,300                         5,527
BP PLC                                                                       1,227,120                        13,255
BPB PLC                                                                        308,600                         2,992
British American Tobacco PLC                                                   131,190                         2,409
BT Group PLC                                                                   772,868                         3,094
Burberry Group PLC                                                             200,552                         1,520
Corus Group PLC *                                                            1,586,400                         1,808
CRH PLC                                                                          1,330                            37
Dixons Group PLC                                                               493,774                         1,522
George Wimpey PLC                                                              300,713                         2,711
GlaxoSmithKline PLC                                                            363,724                         8,690
HBOS PLC                                                                       415,854                         6,612
Hilton Group PLC                                                               430,500                         2,592
HMV Group PLC                                                                  300,100                         1,545
HSBC Holdings PLC                                                              630,493                        10,515
Irish Life & Permanent PLC                                                       3,200                            65
Kesa Electricals PLC                                                           352,906                         2,211

mmO2 PLC *                                                                     999,558                         2,325
Northern Rock PLC                                                               98,942                         1,493
Pilkington PLC                                                               1,225,765                         2,854
Royal Bank of Scotland Group PLC (The)                                          61,101                         2,091
SABMiller PLC                                                                  174,400                         2,880
Scottish Power PLC                                                             266,100                         2,100
Tesco PLC                                                                      767,411                         4,499
Vodafone Group PLC                                                           2,946,912                         7,703
Whitbread Group PLC                                                            149,773                         2,597
                                                                                                      --------------
                                                                                                             123,689
                                                                                                      --------------
TOTAL FOREIGN COMMON STOCKS (COST $364,383)                                                                  474,029
                                                                                                      --------------

SHORT-TERM INVESTMENTS  (4.7%)

Boston Global Investment Trust -                                            13,149,989                        13,150
Enhanced Portfolio (m)
Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep                                                    9,773,168                         9,773
                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,923)                                                                   22,923
                                                                                                      --------------

TOTAL INVESTMENTS (COST $387,306) (a)   -   102.1%                                                           496,952
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.1)%                                                           (10,326)
                                                                                                      --------------
NET ASSETS   -   100.0%                                                                               $      486,626
                                                                                                      ==============

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY INDEX FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                PRINCIPAL
                                                                  AMOUNT                       VALUE
                                                                ----------                  -----------
COMMON STOCK  (0.0%)
UNITED STATES  (0.0%)

Ship Finance International                                           2,333                  $        52
                                                                                            -----------
TOTAL COMMON STOCK (COST $20)                                                                        52
                                                                                            -----------

EXCHANGE TRADED FUNDS  (2.7%)

iShares MSCI EAFE Index Fund                                        63,116                       10,298
iShares MSCI Germany Index Fund (g)                                 54,889                        1,017

iShares MSCI Italy Index Fund (g)                                   21,551                          557
iShares MSCI Japan Index Fund                                      157,225                        1,700
                                                                                            -----------
TOTAL EXCHANGE TRADED FUNDS (COST $13,161)                                                       13,572
                                                                                            -----------

FOREIGN COMMON STOCKS  (95.2%)
AUSTRALIA  (3.2%)

Alumina Ltd.                                                        45,437                          216
Amcor Ltd.                                                          36,522                          208
AMP Ltd.                                                            65,908                          381
Australia & New Zealand Banking Group Ltd.                          59,775                        1,008
Australian Gas Light Co.                                            21,185                          239
BHP Billiton Ltd.                                                  121,774                        1,863
BlueScope Steel Ltd.                                                34,172                          261
Boral Ltd.                                                          27,833                          141
Brambles Industries Ltd.                                            40,195                          252
Coca-Cola Amatil Ltd. (g)                                           24,727                          160
Coles Myer Ltd.                                                     42,927                          325
Commonwealth Bank of Australia                                      41,168                        1,178
CSL Ltd.                                                             8,250                          209
CSR Ltd.                                                            67,952                          130
Foster's Group Ltd.                                                 78,106                          322
General Property Trust                                              85,777                          249
Insurance Australia Group Ltd. (g)                                  56,527                          286
John Fairfax Holdings Ltd.                                          53,272                          179
Lend Lease Corp. Ltd.                                               17,126                          168
Macquarie Bank Ltd.                                                  9,246                          359
Macquarie Infrastructure Group                                      83,249                          239
Mayne Group Ltd.                                                    34,608                          110
Mirvac Group Ltd.                                                   59,294                          212
National Australia Bank Ltd.                                        51,147                        1,163
Newcrest Mining Ltd.                                                12,679                          173
Orica Ltd.                                                          12,298                          189
Origin Energy Ltd.                                                  36,291                          199
QBE Insurance Group Ltd.                                            25,692                          310
Rinker Group Ltd.                                                   33,483                          301
Rio Tinto Group Ltd.                                                10,872                          407
Santos Ltd.                                                         34,230                          244
Southcorp Ltd.                                                      37,600                          130

Stockland Trust Group                                               51,384                          234
Suncorp-Metway Ltd.                                                 26,576                          397
TABCORP Holdings Ltd.                                               21,511                          295
Telstra Corp. Ltd.                                                  70,085                          292
Wesfarmers Ltd.                                                     14,024                          434
Westfield Group                                                     50,500                          673
Westpac Banking Corp.                                               56,011                          844
WMC Resources Ltd.                                                  44,147                          260
Woodside Petroleum Ltd.                                             19,496                          335
Woolworths Ltd.                                                     35,823                          441
                                                                                                 ------
                                                                                                 16,016
                                                                                                 ------

AUSTRIA  (2.0%)

Bank Austria AG                                                     10,499                        1,022
BOHLER-UDDEHOLM AG                                                   2,779                          419
Erste Bank der oesterreichischen Sparkassen AG (g)                  33,532                        1,829
Flughafen Wien AG                                                    3,897                          303
Immofinanz Immobilien Anlagen AG * (g)                              39,210                          369
Mayr Melnhof Karton AG                                               1,254                          223
OMV AG                                                               4,900                        1,698
RHI AG *                                                             6,005                          187
Telekom Austria AG                                                  80,175                        1,592
VA Technologie AG *                                                  3,525                          294
Verbund AG                                                           1,907                          453
voestalpine AG (g)                                                   7,793                          649
Wienerberger AG                                                     18,036                          896
                                                                                                 ------
                                                                                                  9,934
                                                                                                 ------

BELGIUM  (2.1%)

Agfa-Gevaert NV                                                      8,894                          314
Barco NV                                                             1,431                          121
Belgacom SA *                                                       13,713                          576
Delhaize Group                                                       6,061                          477
Dexia Group                                                         51,629                        1,225
Electrabel SA                                                        2,219                          982
Fortis NV                                                           97,079                        2,731
Groep Colruyt                                                        1,675                          288
Groupe Bruxelles Lambert SA                                          6,093                          563
InBev                                                               14,561                          556
KBC Bank & Insurance Holding Co. NV                                  8,693                          729
Mobistar SA *                                                        2,521                          226
NV Bekaert SA                                                        1,909                          162
NV Umicore SA                                                        2,848                          291
Omega Pharma NV                                                      2,117                          107
SA D'Ieteren NV                                                        503                          114
Solvay SA                                                            5,372                          625
UCB SA                                                               7,769                          390
                                                                                                 ------
                                                                                                 10,477
                                                                                                 ------

DENMARK  (1.4%)

A.P. Moller-Maersk A/S                                                 101                          947
Carlsberg A/S (g)                                                    3,300                          171
Coloplast A/S, Class B                                               3,444                          182
Danisco A/S                                                          4,959                          340
Danske Bank A/S                                                     38,668                        1,186
DSV A/S                                                              2,500                          198
East Asiatic Co. A/S                                                 2,700                          144
FLS Industries A/S *                                                 4,200                           81
GN Store Nord A/S                                                   22,100                          239
H. Lundbeck A/S (g)                                                  7,100                          158
ISS A/S                                                              4,978                          312

Novo Nordisk A/S, Class B                                           23,487                        1,304
Novozymes A/S, Class B                                               5,670                          280
TDC A/S                                                             17,200                          772
Topdanmark A/S *                                                     2,300                          166
Vestas Wind Systems A/S *                                           16,238                          217
William Demant Holding *                                             2,957                          154
                                                                                                  -----
                                                                                                  6,851
                                                                                                  -----

FINLAND  (0.9%)

Fortum Corp.                                                        14,613                          280
Kone Oyj, Class B                                                    2,112                          181
Nokia Corp.                                                        180,500                        2,916
Orion Corp., Class B                                                 6,300                          100
Sampo PLC, Class A                                                  14,952                          209
Stora Enso Oyj                                                      24,806                          377
Tietoenator Oyj                                                      4,509                          163
UPM-Kymmene Corp.                                                   20,800                          463
                                                                                                  -----
                                                                                                  4,689
                                                                                                  -----

FRANCE  (10.1%)

Accor                                                               11,816                          553
Air France                                                           8,402                          159
Alcatel *                                                           73,048                          950
ALSTOM *                                                           262,677                          243
Atos Origin SA *                                                     2,827                          206
Autoroutes du Sud de la France                                       5,875                          308
AXA                                                                 82,235                        2,209
BNP Paribas                                                         46,523                        3,372
Bouygues SA                                                         11,935                          517
Capgemini *                                                          7,871                          294
Carrefour SA                                                        33,820                        1,771
Casino Guichard-Perrachon SA                                         2,340                          194
CNP Assurances SA                                                    2,169                          155
Compagnie de Saint-Gobain                                           18,363                        1,135
Compagnie Generale des Etablissements Michelin                       8,836                          630
Credit Agricole SA                                                  38,117                        1,129
Dassault Systemes SA                                                 3,616                          171
Essilor International SA                                             6,505                          456
Euronext Paris SA                                                    7,701                          289
European Aeronautic Defence & Space Co. Eads NV (g)                   14,796                          465
France Telecom SA                                                   88,424                        2,666
Gecina SA                                                            2,620                          281
Groupe Danone                                                       14,201                        1,413
Hermes International                                                   722                          157
Imerys                                                               2,182                          178
Klepierre                                                            2,466                          231
L'Air Liquide SA                                                     1,089                          195
L'Air Liquide SA (Loyalty Bonus Shares) *                            3,710                          666
L'Air Liquide SA, Registered Shares (b)                              1,693                          304
L'Oreal SA                                                          18,111                        1,416
Lafarge SA                                                           9,118                          949
Lafarge SA (Loyalty Shares) *                                          997                          104
Lagardere SCA                                                        7,697                          601
LVMH Moet Hennessy Louis Vuitton SA                                 14,412                        1,066
Origin Energy Ltd                                                    6,048                            6
Pernod Ricard                                                        3,414                          488
Pinault-Printemps-Redoute SA                                         4,068                          453
PSA Peugeot Citroen SA                                              10,553                          690

Publicis Groupe SA                                                   8,135                          248
Renault SA                                                          11,220                        1,016
Sagem SA                                                             6,105                          144
Sanofi-Aventis                                                      58,039                        4,627
Schneider Electric SA *                                             13,294                        1,059
Societe BIC                                                          3,126                          175
Societe Generale                                                    19,341                        2,040
Societe Television Francaise                                         7,461                          242
Sodexho Alliance SA (g)                                              6,529                          209
SUEZ SA                                                             48,039                        1,299
Technip                                                              1,471                          261
Thales                                                               5,361                          242
THOMSON                                                             14,849                          402
TOTAL SA                                                            34,612                        8,228
Unibail Holding                                                      2,952                          364
Valeo                                                                4,914                          236
Veolia Environnement SA                                             16,036                          557
VINCI                                                                4,551                          669
Vivendi Universal SA *                                              60,617                        1,912
                                                                                                 ------
                                                                                                 51,000
                                                                                                 ------

GERMANY  (13.5%)

adidas-Salomon AG                                                    5,379                          807
Allianz AG                                                          35,136                        4,426
ALTANA AG                                                            8,372                          516
BASF AG                                                             59,251                        4,427
Bayer AG                                                            75,145                        2,630
Bayerische Hypo-und Vereinsbank AG *                                71,979                        1,752
Beiersdorf AG                                                        2,199                          251
Celesio AG                                                           4,318                          326
Commerzbank AG *                                                    51,399                        1,154
Continental AG                                                      14,192                        1,052
DaimlerChrysler AG                                                  98,552                        4,547
Deutsche Bank AG                                                    56,131                        4,934
Deutsche Boerse AG                                                  12,824                          949
Deutsche Lufthansa AG *                                             28,119                          403
Deutsche Post AG                                                    50,777                        1,222
Deutsche Telekom AG *                                              313,209                        6,540
Douglas Holding AG                                                   5,621                          217
E.ON AG                                                             71,317                        6,415
EPCOS AG *                                                           7,342                          104
Fresenius Medical Care AG                                            3,245                          206
Heidelberger Druckmaschinen AG                                       7,123                          472
Hypo Real Estate Holding AG *                                       15,152                          616
Infineon Technologies AG *                                          74,239                          769
Karstadt Quelle AG                                                   9,207                          107
Lanxess AG *                                                         7,515                          170
Linde AG                                                             9,884                          679
MAN Aktiengesellschaft AG                                           12,440                          575
Merck KGaA                                                           6,116                          471
METRO AG                                                            16,747                          940
MLP AG (g)                                                           8,636                          147
Muenchener Rueckversicherungs AG                                    21,042                        2,591
PUMA AG Rudolf Dassler Sport                                         1,974                          464
RWE AG                                                              45,087                        2,741
RWE AG Pfd.                                                          4,371                          228
SAP AG                                                              23,563                        3,820
Schering AG                                                         19,118                        1,396
Siemens AG                                                          91,795                        7,176
Suedzucker AG                                                        7,554                          162
ThyssenKrupp AG                                                     35,822                          822
TUI AG                                                              15,456                          404

Volkswagen AG                                                       26,073                        1,289
                                                                                                 ------
                                                                                                 68,917
                                                                                                 ------

GREECE  (1.3%)

Alpha Bank SA                                                       21,750                          835
Coca-Cola HBC                                                       10,100                          274
Cosmote Mobile Telecommunications SA                                12,870                          258
EFG Eurobank Ergasias SA                                            20,290                          723
Emporiki Bank of Greece SA                                           6,780                          221
Hellenic Duty Free Shops SA                                          3,540                           67
Hellenic Petroleum SA                                               15,970                          184
Hellenic Technodomiki Tev SA                                        19,480                           99
Hellenic Telecommunications Organization SA                         28,260                          547
Intracom SA                                                         18,580                          116
National Bank of Greece SA                                          29,144                        1,112
OPAP SA                                                             18,670                          593
Panafon SA *                                                        23,800                          173
Piraeus Bank SA                                                     20,350                          431
Public Power Corp. SA                                               12,340                          382
Technical Olympic SA                                                14,320                           94
Titan Cement Co. SA                                                  6,510                          232
Viohalco SA                                                         14,050                          136
                                                                                                 ------
                                                                                                  6,477
                                                                                                 ------

HONG KONG  (0.9%)

Bank of East Asia Ltd.                                              68,754                          209
BOC Hong Kong (Holdings) Ltd.                                      144,000                          274
Cheung Kong (Holdings) Ltd.                                         58,000                          550
CLP Holdings Ltd.                                                   61,100                          350
Esprit Holdings Ltd.                                                35,500                          252
Hang Seng Bank Ltd.                                                 24,400                          333
Henderson Land Development Co. Ltd.                                 38,000                          178
Hong Kong & China Gas Co. Ltd. (The)                               139,237                          291
Hongkong Electric Holdings Ltd.                                     50,500                          230
Hutchison Telecommunications International Ltd. *                   73,827                           80
Hutchison Whampoa Ltd.                                              75,080                          676
Johnson Electric Holdings Ltd.                                      87,500                           82
Li & Fung Ltd.                                                      90,000                          153
PCCW Ltd.                                                          167,326                           98
Sun Hung Kai Properties Ltd.                                        50,600                          471
Swire Pacific Ltd.                                                  38,000                          310
Wharf (Holdings) Ltd. (The)                                         59,000                          200
                                                                                                 ------
                                                                                                  4,737
                                                                                                 ------

IRELAND  (1.1%)

Allied Irish Banks PLC                                              58,666                        1,261
Bank of Ireland                                                     12,947                          314
Bank of Ireland                                                     66,360                        1,108
CRH PLC                                                             35,609                          998
DEPFA BANK PLC                                                      41,472                          679
Elan Corp. PLC *                                                    25,442                          208
Independent News & Media PLC                                           152                            0
Irish Life & Permanent PLC                                          20,623                          419
Kerry Group PLC                                                     10,722                          262
Kerry Group PLC, Class A                                             6,213                          223
                                                                                                 ------
                                                                                                  5,472
                                                                                                 ------

ITALY  (9.7%)

Alleanza Assicurazioni SpA                                          58,231                          790
Arnoldo Mondadori Editore SpA                                       16,933                          189
Assicurazioni Generali SpA                                         119,237                        3,983
Autogrill SpA *                                                     16,216                          254
Autostrade SpA                                                      33,545                          931
Banca Antoniana Popolare Veneta SpA *                               29,932                          880
Banca Fideuram SpA                                                  41,601                          218
Banca Intesa SpA                                                   113,372                          502
Banca Intesa SpA                                                   406,894                        1,990
Banca Monte dei Paschi di Siena SpA                                143,278                          487
Banca Nazionale del Lavoro SpA *                                   214,794                          600
Banca Popolare di Milano Scarl                                      54,144                          469
Banche Popolari Unite Ser 1                                         44,746                          918
Banco Popolare di Verona e Novara Scrl                              48,259                          943
Benetton Group SpA                                                  10,088                          124
Bulgari SpA                                                         18,863                          234
Capitalia SpA                                                      183,555                          934
Edison SpA *                                                       113,434                          236
Enel SpA                                                           457,675                        4,404
Eni SpA                                                            326,854                        8,539
Fiat SpA *                                                          69,474                          520
FinecoGroup SpA *                                                   23,850                          212
Finmeccanica SpA                                                   782,540                          802
Italcementi SpA                                                     10,716                          189
La Rinascente SpA *                                                 15,295                            0
Luxottica Group SpA (g)                                             18,396                          388
Mediaset SpA                                                        74,771                        1,052
MEDIOBANCA - Banca di Credito Finanziario SpA                       60,382                        1,019
Mediolanum SpA                                                      34,862                          255
Parmalat Finanziaria SpA * (g)                                      46,288                            0
Pirelli & C. SpA (g)                                               249,186                          323
Riunione Adriatica di Sicurta SpA (RAS)                             37,779                          874
Sanpaolo IMI SpA                                                   129,160                        1,887
Seat Pagine Gialle SpA                                             556,999                          247
Snam Rete Gas SpA                                                  122,235                          714
Telecom Italia Media SpA *                                         273,453                          139
Telecom Italia Mobile SpA                                          473,918                        3,248
Telecom Italia RNC SpA                                             712,736                        2,248
Telecom Italia SpA                                               1,032,564                        4,006
Tiscali SpA * (g)                                                   31,791                          111
UniCredito Italiano SpA                                            551,284                        3,213
                                                                                                 ------
                                                                                                 49,072
                                                                                                 ------

JAPAN  (23.0%)

77 Bank Ltd.                                                        23,000                          163
Acom Co. Ltd.                                                        4,400                          303
Advantest Corp. (g)                                                  4,300                          371
AEON Co. Ltd.                                                       35,100                          560
Aeon Credit Service Co. Ltd.                                         1,700                          115
Aiful Corp.                                                          2,700                          310
Aisin Seiki Co. Ltd.                                                10,000                          225
Ajinomoto Co., Inc.                                                 35,000                          432
All Nippon Airways Co. Ltd. (g)                                     37,000                          137
Alps Electric Co. Ltd. (g)                                          11,000                          168
Amada Co. Ltd.                                                      23,000                          151
Aoyama Trading Co. Ltd.                                              4,200                          111
Ariake Japan Co. Ltd. (g)                                            2,740                           65

Asahi Breweries Ltd.                                                24,100                          314
Asahi Glass Co. Ltd.                                                45,000                          495
Asahi Kasei Corp.                                                   74,000                          392
Bandai Co. Ltd.                                                      5,700                          121
Bank of Fukuoka Ltd. (The) (g)                                      35,000                          212
Bank of Yokohama Ltd. (The)                                         73,000                          451
Benesse Corp.                                                        4,300                          147
Bridgestone Corp.                                                   39,000                          744
Canon, Inc.                                                         49,900                        2,639
CASIO COMPUTER Co. Ltd.                                             12,800                          167
Central Glass Co. Ltd.                                              14,000                           92
Central Japan Railway Co.                                               58                          500
Chiba Bank Ltd. (The)                                               45,000                          292
Chubu Electric Power Co., Inc. (g)                                  39,200                          937
Chugai Pharmaceutical Co. Ltd.                                      16,800                          246
Citizen Watch Co. Ltd. (g)                                          19,100                          176
COMSYS Holdings Corp.                                                9,000                           85
Credit Saison Co. Ltd.                                               8,800                          312
CSK Corp.                                                            4,200                          190
Dai Nippon Printing Co. Ltd.                                        38,000                          640
Daiichi Pharmaceutical Co. Ltd.                                     15,200                          392
Daikin Industries Ltd.                                              11,400                          286
Daimaru, Inc. (The)                                                 15,000                          132
Dainippon Ink & Chemicals, Inc.                                     50,000                          140
Daito Trust Construction Co. Ltd. (g)                                5,400                          221
Daiwa House Industry Co. Ltd.                                       31,000                          354
Daiwa Securities Group, Inc.                                        73,000                          497
Denki Kagaku Kogyo KK                                               34,000                          122
DENSO Corp.                                                         30,500                          782
Dentsu, Inc.                                                            96                          255
DOWA Mining Co. Ltd.                                                18,000                          132
East Japan Railway Co.                                                 203                        1,081
Ebara Corp. (g)                                                     21,000                           98
Eisai Co. Ltd. (g)                                                  15,500                          524
FamilyMart Co. Ltd.                                                  4,500                          134
Fanuc Ltd.                                                           8,300                          548
Fast Retailing Co. Ltd.                                              3,300                          218
Fuji Electric Co. Ltd.                                              37,000                          114
Fuji Photo Film Co. Ltd.                                            27,500                        1,039
Fuji Television Network, Inc.                                           35                           76
Fujikura Ltd.                                                       22,000                          103
Fujisawa Pharmaceutical Co. Ltd.                                    17,300                          433
Fujitsu Ltd.                                                       107,000                          702
Furukawa Electric Co. Ltd. (The) *                                  35,000                          179
Gunma Bank Ltd.                                                     28,000                          161
Hino Motors Ltd.                                                    16,000                          102
Hirose Electric Co. Ltd.                                             2,000                          221
Hitachi Cable Ltd. (g)                                              13,000                           56
Hitachi Chemical Co. Ltd.                                            7,100                          123
Hitachi Ltd.                                                       189,000                        1,196
Hokkaido Electric Power Co., Inc. (g)                               13,400                          271
Hokuhoku Financial Group, Inc.                                      64,000                          201
Honda Motor Co. Ltd.                                                44,900                        2,410
Hoya Corp.                                                           6,500                          703
Isetan Co. Ltd.                                                     11,900                          151
Ishikawajima-Harima Heavy Industries Co. Ltd. *                     78,000                          126
Ito-Yokado Co. Ltd.                                                 20,200                          833
ITOCHU Corp.                                                        86,000                          454
Itochu Techno-Science Corp.                                          2,200                           84
JAFCO Co. Ltd.                                                       1,900                          118
Japan Airlines Corp. *                                              47,000                          142

Japan Real Estate Investment Corp.                                      20                          169
Japan Retail Fund Investment Corp.                                      19                          148
Japan Tobacco, Inc.                                                     54                          587
JFE Holdings, Inc.                                                  31,775                          978
JGC Corp. (g)                                                       14,000                          143
Joyo Bank Ltd. (The)                                                45,300                          244
JSR Corp.                                                           11,200                          232
Kajima Corp.                                                        57,000                          235
Kamigumi Co. Ltd.                                                   20,000                          162
Kaneka Corp.                                                        18,000                          204
Kansai Electric Power Co., Inc. (The) (g)                           41,000                          818
Kansai Paint Co. Ltd.                                               20,000                          124
Kao Corp.                                                           29,000                          688
Katokichi Co. Ltd.                                                   4,600                           94
Kawasaki Heavy Industries Ltd. (g)                                  83,000                          143
Kawasaki Kisen Kaisha Ltd.                                          33,000                          246
Keihin Electric Express Railway Co. Ltd. (g)                        35,000                          222
Keio Electric Railway Co. Ltd.                                      42,000                          250
Keyence Corp.                                                        2,000                          484
Kikkoman Corp.                                                      13,000                          135
Kinden Corp.                                                        12,000                           92
Kinki Nippon Railway Co. Ltd.                                      101,250                          336
Kirin Brewery Co. Ltd.                                              42,000                          427
Kobe Steel Ltd.                                                    155,000                          281
Kokuyo Co. Ltd.                                                      8,400                          105
Komatsu Ltd.                                                        58,000                          436
Konami Corp.                                                         5,600                          127
Konica Minolta Holdings, Inc.                                       26,500                          315
Kubota Corp.                                                        60,000                          330
Kuraray Co. Ltd.                                                    24,000                          219
Kurita Water Industries Ltd.                                         7,500                          118
Kyocera Corp.                                                        9,800                          731
Kyowa Hakko Kogyo Co. Ltd.                                          24,000                          183
Kyushu Electric Power Co., Inc.                                     24,400                          529
LAWSON, Inc.                                                         3,900                          149
Leopalace21 Corp.                                                    8,000                          133
Mabuchi Motor Co. Ltd.                                               2,100                          132
Makita Corp. (g)                                                     9,000                          172
Marubeni Corp.                                                      86,000                          275
Marui Co. Ltd.                                                      19,700                          258
Matsumotokiyoshi Co. Ltd.                                            3,300                           97
Matsushita Electric Industrial Co. Ltd.                            131,880                        1,972
Matsushita Electric Works Ltd.                                      17,000                          153
Meiji Seika Kaisha Ltd.                                             25,000                          126
Meitec Corp.                                                         3,200                          110
Millea Holdings, Inc.                                                   82                        1,202
Minebea Co. Ltd.                                                    25,000                          114
Mitsubishi Chemical Corp.                                          102,000                          345
Mitsubishi Corp.                                                    66,900                          908
Mitsubishi Electric Corp.                                          103,000                          540
Mitsubishi Estate Co. Ltd.                                          58,000                          705
Mitsubishi Gas Chemical Co., Inc.                                   24,000                          124
Mitsubishi Heavy Industries Ltd.                                   173,000                          465
Mitsubishi Logistics Corp.                                          10,000                          113
Mitsubishi Materials Corp. (g)                                      58,000                          150
Mitsubishi Rayon Co. Ltd.                                           38,000                          136
Mitsubishi Tokyo Financial Group, Inc.                                 270                        2,474
Mitsui & Co. Ltd.                                                   78,000                          796
Mitsui Chemicals, Inc.                                              38,000                          221

Mitsui Engineering & Shipbuilding Co. Ltd. (g)                      51,000                           96
Mitsui Fudosan Co. Ltd.                                             42,000                          521
Mitsui Mining & Smelting Co. Ltd.                                   35,000                          161
Mitsui O.S.K. Lines Ltd.                                            57,000                          390
Mitsui Sumitomo Insurance Co. Ltd.                                  75,340                          672
Mitsui Trust Holdings, Inc.                                         33,000                          349
Mitsukoshi Ltd. (g)                                                 26,000                          130
Mizuho Financial Group, Inc.                                           466                        2,265
Murata Manufacturing Co. Ltd.                                       13,500                          743
NEC Corp.                                                           98,000                          635
NEC Electronics Corp.                                                2,300                          128
Net One Systems Co. Ltd.                                                33                          100
NGK Insulators Ltd.                                                 18,000                          187
NGK Spark Plug Co. Ltd.                                             13,000                          139
Nichii Gakkan Co. (g)                                                1,900                           61
Nidec Corp.                                                          2,900                          353
Nikko Cordial Corp.                                                 96,000                          474
Nikon Corp.                                                         18,000                          224
Nintendo Co. Ltd.                                                    6,000                          663
Nippon Building Fund, Inc.                                              22                          185
Nippon Express Co. Ltd.                                             55,000                          281
Nippon Meat Packers, Inc.                                           11,000                          152
Nippon Mining Holdings, Inc.                                        49,500                          291
Nippon Oil Corp.                                                    80,000                          596
Nippon Sheet Glass Co. Ltd.                                         25,000                          111
Nippon Steel Corp.                                                 359,000                          988
Nippon Telegraph & Telephone Corp.                                     306                        1,329
Nippon Unipac Holding                                                   54                          264
Nippon Yusen KK                                                     60,000                          359
Nissan Chemical Industries Ltd.                                     14,000                          126
Nissan Motor Co. Ltd.                                              149,100                        1,602
Nisshin Seifun Group, Inc.                                          12,000                          131
Nisshin Steel Co. Ltd.                                              52,000                          144
Nissin Food Products Co. Ltd.                                        5,700                          152
Nitto Denko Corp.                                                   10,100                          551
NOK Corp.                                                            6,000                          148
Nomura Holdings, Inc.                                              111,400                        1,541
Nomura Research Institute Ltd.                                       1,500                          147
NSK Ltd.                                                            30,000                          158
NTN Corp. (g)                                                       28,000                          167
NTT DATA Corp.                                                          77                          272
NTT DoCoMo, Inc.                                                     1,195                        2,030
Obayashi Corp.                                                      37,000                          234
Obic Co. Ltd.                                                          500                           94
Odakyu Electric Railway Co. Ltd. (g)                                51,000                          312
Oji Paper Co. Ltd.                                                  48,000                          280
Oki Electric Industry Co. Ltd. *                                    37,000                          161
Olympus Corp.                                                       14,000                          308
OMRON Corp.                                                         13,300                          308
Onward Kashiyama Co. Ltd.                                           10,000                          147
Oracle Corp. (g)                                                     2,100                          103
Oriental Land Co. Ltd.                                               3,200                          209
ORIX Corp.                                                           4,920                          638
Osaka Gas Co. Ltd.                                                 127,000                          383
Pioneer Corp.                                                       10,700                          188
Promise Co. Ltd.                                                     5,500                          383
Rakuten, Inc.                                                          288                          259
Resona Holdings, Inc. *                                            274,000                          558
Ricoh Co. Ltd.                                                      40,000                          745
ROHM Co. Ltd.                                                        6,500                          651
Sankyo Co. Ltd.                                                      3,400                          189

Sankyo Co. Ltd. (Gunma)                                             22,900                          518
SANYO Electric Co. Ltd. (g)                                         92,000                          307
Sapporo Holdings Ltd. (g)                                           24,000                          111
Secom Co. Ltd.                                                      12,500                          516
Sega Sammy Holdings *                                                4,252                          266
Seiko Epson Corp.                                                    6,200                          244
Sekisui Chemical Co. Ltd.                                           26,000                          193
Sekisui House Ltd.                                                  30,000                          330
Seven-Eleven Japan Co. Ltd.                                         22,200                          674
Sharp Corp.                                                         57,000                          906
Shimamura Co. Ltd.                                                   1,400                           97
Shimano, Inc.                                                        5,100                          158
Shimizu Corp.                                                       34,000                          167
Shin-Etsu Chemical Co. Ltd.                                         21,300                          871
Shinsei Bank Ltd. (g)                                               33,000                          193
Shionogi & Co. Ltd.                                                 19,000                          253
Shiseido Co. Ltd. (g)                                               21,000                          286
Shizuoka Bank Ltd. (The)                                            35,000                          358
Showa Denko KK                                                      68,000                          178
Showa Shell Sekiyu K.K.                                             12,900                          129
Skylark Co. Ltd.                                                     5,600                           97
SMC Corp.                                                            3,100                          377
Softbank Corp. (g)                                                  13,800                          595
Sompo Japan Insurance, Inc.                                         44,000                          468
Sony Corp.                                                          55,600                        2,108
Stanley Electric Co. Ltd.                                           10,000                          154
Sumitomo Chemical Co. Ltd.                                          80,000                          427
Sumitomo Corp.                                                      57,000                          516
Sumitomo Electric Industries Ltd.                                   39,000                          430
Sumitomo Heavy Industries Ltd. * (g)                                35,000                          154
Sumitomo Metal Industries Ltd.                                     226,000                          386
Sumitomo Metal Mining Co. Ltd.                                      32,000                          243
Sumitomo Mitsui Financial Group, Inc.                                  243                        1,684
Sumitomo Realty & Development Co. Ltd.                              24,000                          306
Sumitomo Trust & Banking Co. Ltd. (The)                             72,000                          495
Suruga Bank Ltd.                                                    15,000                          125
Suzuken Co. Ltd.                                                     3,600                           93
T&D Holdings, Inc. *                                                10,650                          568
Taiheiyo Cement Corp.                                               53,000                          158
Taisei Corp.                                                        50,000                          185
Taisho Pharmaceutical Co. Ltd.                                      11,000                          228
Taiyo Yuden Co. Ltd. (g)                                            10,000                          116
Takara Holdings, Inc. (g)                                           14,000                          105
Takashimaya Co. Ltd. (g)                                            18,000                          180
Takeda Pharmaceutical Co. Ltd.                                      52,600                        2,523
Takefuji Corp.                                                       4,110                          292
TDK Corp.                                                            7,400                          535
Teijin Ltd.                                                         51,000                          212
Teikoku Oil Co. Ltd.                                                22,000                          168
Terumo Corp.                                                        10,600                          332
THK Co. Ltd.                                                         6,500                          140
TIS, Inc.                                                            2,600                          109
Tobu Railway Co. Ltd.                                               67,000                          269
Toho Co. Ltd.                                                        9,300                          150
Tohoku Electric Power Co., Inc.                                     26,000                          479
Tokyo Broadcasting System, Inc.                                      3,400                           61
Tokyo Electric Power Co., Inc. (The)                                67,100                        1,644
Tokyo Electron Ltd.                                                 10,500                          672
Tokyo Gas Co. Ltd.                                                 153,000                          617

Tokyu Corp.                                                         61,000                          327
TonenGeneral Sekiyu KK                                              21,000                          218
Toppan Printing Co. Ltd.                                            34,000                          361
Toray Industries, Inc.                                              74,000                          349
Toshiba Corp.                                                      171,000                          750
Tosoh Corp.                                                         32,000                          167
Tostem Inax Holding Corp.                                           15,112                          276
TOTO Ltd.                                                           18,700                          161
Toyo Seikan Kaisha Ltd.                                              8,400                          147
Toyobo Co. Ltd.                                                     50,000                          127
Toyota Industries Corp.                                             11,200                          304
Toyota Motor Corp.                                                 171,400                        6,652
Trend Micro, Inc. (g)                                                6,000                          277
Ube Industries Ltd. *                                               59,000                          110
UFJ Holdings, Inc.                                                     230                        1,270
Uni-Charm Corp.                                                      2,800                          125
UNY Co. Ltd.                                                        12,000                          142
Ushio, Inc.                                                          9,000                          184
USS Co. Ltd.                                                         1,690                          132
Wacoal Corp. (g)                                                    11,000                          130
West Japan Railway Co.                                                 108                          425
World Co. Ltd.                                                       2,950                          108
Yahoo Japan Corp. *                                                    114                          570
Yakult Honsha Co. Ltd.                                               8,000                          153
Yamada Denki Co. Ltd.                                                4,900                          243
Yamaha Corp.                                                        11,200                          169
Yamaha Motor Co. Ltd.                                               11,700                          200
Yamanouchi Pharmaceutical Co. Ltd.                                  18,500                          657
Yamato Transport Co. Ltd.                                           26,000                          413
Yamazaki Baking Co. Ltd.                                            10,000                           91
Yokogawa Electric Corp. (g)                                         15,000                          216
                                                                                                -------
                                                                                                117,358
                                                                                                -------

LUXEMBOURG  (0.1%)

Arcelor SA                                                          28,698                          711
                                                                                                -------

NETHERLANDS  (3.1%)

ABN AMRO Holding NV                                                 52,779                        1,452
AEGON NV                                                            46,904                          675
Akzo Nobel NV                                                        9,849                          444
ASML Holding NV *                                                   17,622                          324
DSM NV                                                               3,191                          227
Heineken NV                                                          8,635                          295
ING Groep NV                                                        62,772                        1,928
QIAGEN NV *                                                         17,574                          220
Reed Elsevier NV                                                    25,797                          387
Rodamco Europe NV                                                    2,259                          182
Royal Ahold NV *                                                    54,785                          495
Royal Dutch Petroleum Co.                                           70,140                        4,421
Royal KPN NV                                                        68,606                          662
Royal Numico NV *                                                    5,272                          213
Royal Philips Electronics NV                                        45,392                        1,258
TPG NV                                                              14,805                          413
Unilever NV                                                         19,218                        1,280
Vedior NV                                                            7,056                          132
VNU NV                                                               9,156                          286
Wolters Kluwer NV                                                   10,557                          204
                                                                                                -------
                                                                                                 15,498
                                                                                                -------

NEW ZEALAND  (0.5%)

Auckland International Airport Ltd.                                 40,331                          252
Carter Holt Harvey Ltd.                                             99,171                          166
Fisher & Paykel Appliances Holdings Ltd.                            62,786                          147

Fisher & Paykel Healthcare Corp. Ltd.                               80,605                          180
Fletcher Building Ltd.                                              55,972                          287
Sky City Entertainment Group Ltd.                                   78,330                          292
Telecom Corp. of New Zealand Ltd.                                  223,772                        1,039
Warehouse Group Ltd.                                                36,834                          113
                                                                                                  -----
                                                                                                  2,476
                                                                                                  -----

NORWAY  (1.6%)

DNB Nor Bank ASA                                                    90,540                          920
Frontline Ltd.                                                       6,050                          343
Norsk Hydro ASA                                                     20,080                        1,735
Norske Skogindustrier ASA                                           15,650                          332
Orkla ASA                                                           26,200                          953
Petroleum Geo-Services ASA *                                         2,738                          196
Schibsted ASA (g)                                                    7,350                          201
Statoil ASA                                                         73,300                        1,327
Storebrand ASA                                                      34,800                          342
Tandberg ASA                                                        19,194                          213
Telenor ASA                                                        107,600                          991
Tomra Systems ASA (g)                                               27,150                          116
Yara International ASA *                                            30,340                          439
                                                                                                  -----
                                                                                                  8,108
                                                                                                  -----

PORTUGAL  (0.9%)

Banco BPI SA                                                        64,008                          265
Banco Comercial Portugues SA                                       248,691                          696
Banco Espirito Santo SA                                             16,019                          285
Brisa-Auto-estradas de Portugal SA                                  58,370                          520
CIMPOR-Cimentos de Portugal SGPS SA                                 30,753                          177
Electricidade de Portugal SA (EDP)                                 298,242                          875
Keppel Corp. Ltd.                                                   31,000                          180
Portugal Telecom SGPS SA                                           108,195                        1,317
PT Multimedia                                                        6,990                          183
Sonae SGPS SA                                                      150,387                          235
                                                                                                  -----
                                                                                                  4,733
                                                                                                  -----

SINGAPORE  (0.5%)

City Developments Ltd.                                              36,000                          150
DBS Group Holdings Ltd.                                             44,467                          407
Oversea-Chinese Banking Corp. Ltd.                                  45,350                          380
Singapore Airlines Ltd.                                             31,000                          229
Singapore Press Holdings Ltd.                                       80,750                          226
Singapore Telecommunications Ltd.                                  236,580                          382
United Overseas Bank Ltd.                                           52,000                          435
Venture Corp. Ltd.                                                  12,000                          106
                                                                                                  -----
                                                                                                  2,315
                                                                                                  -----

SPAIN  (5.6%)

Abertis Infraestructuras SA                                         22,702                          538
Acciona SA                                                           2,801                          263
Acerinox SA                                                         17,125                          297
Actividades de Construccion y Servicios SA (ACS)                    21,378                          545
Altadis SA                                                          20,989                          881
Amadeus Global Travel Distribution SA                               27,003                          258
Antena 3 de Television SA *                                          2,134                          164
Banco Bilbao Vizcaya Argentaria SA                                 233,121                        4,031
Banco Popular Espanol SA                                            12,353                          855
Banco Santander Central Hispano SA                                 436,148                        5,388
Corporacion Mapfre SA                                               10,617                          171
Endesa SA                                                           71,198                        1,609
Fomento de Construcciones y Contratas SA                             4,292                          221

Gamesa Corporacion Tecnologica SA (g)                               10,910                          151
Gas Natural SDG SA                                                  13,088                          387
Grupo Ferrovial SA                                                   5,283                          315
Gruppo Editoriale l'Espresso SpA (g)                                24,288                          156
Iberdrola SA                                                        58,561                        1,543
Iberia Lineas Aereas de Espana SA                                   48,666                          170
Indra Sistemas SA                                                   12,694                          219
Industria de Diseno Textil SA                                       17,129                          529
Metrovacesa SA (g)                                                   4,033                          209
Promotora de Informaciones SA                                        7,303                          153
Repsol YPF SA                                                       69,801                        1,902
Sacyr Vallehermoso Group (g)                                        11,321                          208
Sociedad General de Aguas de Barcelona SA, Class A                   7,553                          161
Sogecable SA *                                                       3,336                          134
Telefonica Publicidad e Informacion SA                              15,684                          150
Telefonica SA                                                      330,720                        6,080
Union Fenosa SA                                                     17,604                          506
Zeltia SA (g)                                                       14,849                          133
                                                                                                 ------
                                                                                                 28,327
                                                                                                 ------

SWEDEN  (1.7%)

ASSA ABLOY AB                                                       13,800                          211
Atlas Copco AB                                                       5,100                          254
Atlas Copco AB, Class B                                              3,447                          159
Electrolux AB, Ser B                                                13,600                          327
Gambro AB                                                            9,600                          136
H&M Hennes & Mauritz AB                                             20,050                          705
Nordea Bank AB                                                      91,500                          962
Sandvik AB                                                           9,700                          421
Scania AB, Class B (g)                                               4,727                          215
Securitas AB                                                        14,800                          236
Skandia Forsakrings AB                                              49,900                          267
Skandinaviska Enskilda Banken AB                                    21,000                          406
Skanska AB                                                          18,100                          215
SKF AB                                                               4,500                          224
Svenska Cellulosa AB ACA                                             8,100                          317
Svenska Handelsbanken AB, Class A                                   21,100                          515
Swedish Match AB                                                    16,600                          196
Tele2 AB                                                             5,050                          180
Telefonaktiebolaget LM Ericsson                                    603,800                        1,773
TeliaSonera AB                                                      80,000                          480
Volvo AB Class A                                                     4,257                          189
Volvo AB, Class B                                                    9,750                          448
                                                                                                 ------
                                                                                                  8,836
                                                                                                 ------

SWITZERLAND  (1.8%)

ABB Ltd. *                                                          28,253                          172
Adecco SA                                                            2,341                          128
Compagnie Financiere Richemont SA                                    8,839                          280
Credit Suisse Group *                                               17,152                          747
Holcim Ltd.                                                          2,793                          185
Nestle SA                                                            5,476                        1,520
Novartis AG                                                         33,096                        1,656
Roche Holding Ltd.                                                   9,946                        1,048
STMicroelectronics NV (g)                                           35,279                          628
Swiss Reinsurance Co.                                                4,914                          361
Swisscom AG                                                            485                          190
Syngenta AG                                                          2,091                          235
UBS AG                                                              15,697                        1,363

Zurich Financial Services                                            2,175                          400
                                                                                                  -----
                                                                                                  8,913
                                                                                                  -----

UNITED KINGDOM  (10.2%)

"Shell" Transport & Trading Co. PLC (The)                          212,656                        1,998
3i Group PLC                                                        17,142                          229
AMVESCAP PLC                                                        21,467                          140
Anglo American PLC                                                  31,592                          787
ARM Holdings PLC                                                    42,657                           88
AstraZeneca PLC                                                     37,812                        1,496
Aviva PLC                                                           51,226                          637
BAA PLC                                                             27,549                          322
BAE Systems PLC                                                     76,123                          374
Barclays PLC                                                       142,681                        1,553
BG Group PLC                                                        85,221                          667
BHP Billiton PLC                                                    55,482                          828
BOC Group PLC (The)                                                 14,128                          269
Boots Group PLC                                                     20,369                          260
BP PLC                                                             487,232                        5,262
BPB PLC                                                             14,359                          139
Brambles Industries PLC                                             23,781                          140
British American Tobacco PLC                                        37,269                          684
British Land Co. PLC (The)                                          14,243                          236
British Sky Broadcasting Group PLC                                  29,404                          320
BT Group PLC                                                       196,101                          785
Bunzl PLC                                                           19,010                          182
Cable & Wireless PLC                                                60,688                          149
Cadbury Schweppes PLC                                               47,335                          465
Capita Group PLC (The)                                              18,949                          138
Carnival PLC                                                         4,190                          241
Centrica PLC                                                        93,842                          426
Compass Group PLC                                                   55,888                          268
Corus Group PLC *                                                  101,584                          116
Daily Mail & General Trust PLC                                       9,994                          141
Diageo PLC                                                          69,099                          983
Dixons Group PLC                                                    52,413                          162
Electrocomponents PLC                                               18,937                          110
EMAP PLC                                                             7,615                          123
EMI Group PLC                                                       22,731                          100
Enterprise Inns PLC                                                 11,103                          160
Exel PLC                                                            10,395                          162
Friends Provident PLC                                               53,887                          170
GKN PLC                                                             26,516                          131
GlaxoSmithKline PLC                                                131,598                        3,143
GUS PLC                                                             23,910                          433
Hammerson PLC                                                       10,082                          172
Hanson PLC                                                          19,621                          191
Hays PLC                                                            51,135                          132
HBOS PLC                                                            87,444                        1,390
Hilton Group PLC                                                    43,667                          263
HSBC Holdings PLC                                                  242,436                        4,042
Imperial Chemical Industries PLC                                    31,586                          166
Imperial Tobacco Group PLC                                          17,361                          463
Inter Continental Hotels Group PLC                                  17,325                          222
International Power PLC *                                           44,131                          152
Invensys PLC *                                                     167,136                           56
ITV PLC                                                            102,738                          229
J Sainsbury PLC                                                     36,744                          201
Johnson Matthey PLC                                                  7,691                          149
Kelda Group PLC                                                     13,983                          162
Kingfisher PLC                                                      56,427                          316
Land Securities Group PLC                                           12,149                          321
Legal & General Group PLC                                          148,677                          336

Liberty International PLC                                            9,868                          186
Lloyds TSB Group PLC                                               125,787                        1,185
LogicaCMG PLC                                                       21,087                           73
Man Group PLC                                                        7,480                          194
Marks & Spencer Group PLC                                           41,884                          282
Mitchells & Butlers PLC                                             17,274                          114
National Grid Transco PLC                                           71,618                          693
Next PLC                                                             7,136                          211
Pearson PLC                                                         20,074                          246
Peninsular & Oriental Steam Navigation Co. (The)                    23,309                          141
Provident Financial PLC                                             11,023                          143
Prudential PLC                                                      54,188                          494
Reckitt Benckiser PLC                                               13,559                          427
Reed Elsevier PLC                                                   31,620                          321
Rentokil Initial PLC                                                56,038                          170
Reuters Group PLC                                                   33,928                          268
Rexam PLC                                                           14,372                          127
Rio Tinto PLC (g)                                                   23,651                          834
Rolls-Royce PLC *                                                   40,599                          203
Royal & Sun Alliance Insurance Group PLC                            79,308                          128
Royal Bank of Scotland Group PLC (The)                              70,175                        2,402
SABMiller PLC                                                       19,778                          327
Sage Group PLC (The)                                                37,292                          148
Scottish & Newcastle PLC                                            22,512                          194
Scottish & Southern Energy PLC                                      21,770                          367
Scottish Power PLC                                                  46,796                          368
Severn Trent PLC                                                    11,100                          195
Slough Estates PLC                                                  17,383                          172
Smith & Nephew PLC                                                  23,150                          238
Smiths Group PLC                                                    15,630                          256
Tesco PLC                                                          174,300                        1,022
Tomkins PLC                                                         26,640                          143
Trinity Mirror PLC                                                  10,700                          142
Unilever PLC                                                        62,328                          597
United Utilities PLC                                                19,118                          228
United Utilities PLC, Class  A                                       8,994                           77
Vodafone Group PLC                                               1,492,989                        3,902
Whitbread Group PLC                                                  9,996                          173
William Hill Organization Ltd.                                      15,859                          184
Wolseley PLC                                                        16,385                          349
WPP Group PLC                                                       27,718                          319
Yell Group PLC                                                      18,957                          172
                                                                                                -------
                                                                                                 52,395
                                                                                                -------
TOTAL FOREIGN COMMON STOCKS (COST $365,049)                                                     483,312
                                                                                                -------

FOREIGN PREFERRED STOCKS (0.5%)
GERMANY  (0.5%)

Fresenius Medical Care AG                                            4,244                          379
Henkel KGaA, Vorzug                                                  6,700                          600
Porsche AG                                                             952                          687
ProSiebenSat.1 Media AG                                              9,823                          196
Volkswagen AG                                                       12,553                          460
                                                                                                -------
TOTAL FOREIGN PREFERRED STOCKS (COST $1,718)                                                      2,322
                                                                                                -------

SHORT-TERM INVESTMENTS  (4.1%)

Boston Global Investment Trust - Enhanced Portfolio (m)         13,700,993                       13,701

Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep                                        6,919,740                        6,920
                                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS (COST $20,621)                                                      20,621
                                                                                            -----------

TOTAL INVESTMENTS (COST $400,569) (a)   -   102.5%                                              519,879
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.5)%                                              (12,603)
                                                                                            -----------
NET ASSETS   -   100.0%                                                                     $   507,276
                                                                                            ===========

----------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP EQUITY FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                      VALUE
                                                                 ---------                  -----------
COMMON STOCKS  (96.0%)
CONSUMER DISCRETIONARY  (18.2%)

Abercrombie & Fitch Co.,  Class A                                   35,879                  $     1,927
Aeropostale, Inc. *                                                 24,970                          797
American Axle & Manufacturing Holdings, Inc. (e)                    34,802                          919
American Eagle Outfitters, Inc.                                     28,214                        1,527
Bed Bath & Beyond, Inc. *                                           37,422                        1,404
Black & Decker Corp. (The)                                          20,728                        1,719
Choice Hotels International, Inc.                                   46,581                        2,754
Coach, Inc. *                                                       28,676                        1,592
Dollar General Corp.                                                77,693                        1,649
Guitar Center, Inc. *                                               12,102                          733
Hilton Hotels Corp.                                                 45,239                          953
International Game Technology                                       36,236                        1,104
J. C. Penney Co., Inc.                                              23,443                        1,043
Knight-Ridder, Inc.                                                 25,153                        1,648
Lennar Corp., Class A                                               40,809                        2,482
M.D.C. Holdings, Inc.                                               33,319                        2,653
Marvel Enterprises, Inc. *                                          21,958                          387
McGraw-Hill Cos., Inc. (The)                                        32,704                        3,004
NVR, Inc. *                                                          3,010                        2,385
Pacific Sunwear of California, Inc. *                               30,994                          798
PETCO Animal Supplies, Inc. *                                       19,185                          680
Ryland Group, Inc. (The)                                            14,476                        1,007
Scholastic Corp. * (e)                                              49,994                        1,774
Staples, Inc.                                                       30,372                          957
TJX Cos., Inc. (The)                                                70,411                        1,719
Urban Outfitters, Inc. *                                            17,080                          710
YUM! Brands, Inc.                                                   92,576                        4,516
                                                                                            -----------
                                                                                                 42,841
                                                                                            -----------

CONSUMER STAPLES  (3.5%)

7-Eleven, Inc. *                                                    84,942                        2,134
Archer Daniels Midland Co.                                          70,583                        1,701
Reynolds American, Inc.                                             55,177                        4,522
                                                                                            -----------
                                                                                                  8,357
                                                                                            -----------

ENERGY  (8.7%)

Amerada Hess Corp.                                                  44,635                        4,481
Ashland, Inc.                                                       62,453                        4,078
Devon Energy Corp.                                                  40,101                        1,876
Marathon Oil Corp.                                                 100,699                        4,767
Unocal Corp.                                                        46,918                        2,538
Valero Energy Corp.                                                 39,878                        2,841
                                                                                            -----------
                                                                                                 20,581
                                                                                            -----------

FINANCIALS  (19.9%)

American Capital Strategies Ltd.                                    28,816                        1,000
Annaly Mortgage Management, Inc. (e)                               100,236                        1,920

Arch Capital Group Ltd. *                                           11,825                          491
Bear Stearns Cos., Inc.                                              8,022                          798
Brandywine Realty Trust                                             36,387                        1,077
Comerica, Inc.                                                      23,022                        1,314
E*TRADE Financial Corp. *                                          113,997                        1,513
General Growth Properties, Inc.                                     71,165                        2,484
Hospitality Properties Trust                                        32,005                        1,327
Huntington Bancshares, Inc.                                         59,646                        1,343
IndyMac Bancorp, Inc.                                               23,164                          834
Legg Mason, Inc.                                                    13,969                        1,126
Lexington Corp. Properties Trust (e)                                73,837                        1,626
Lincoln National Corp.                                              70,175                        3,287
MBIA, Inc.                                                          15,884                          931
MGIC Investment Corp.                                               24,393                        1,530
National City Corp.                                                 35,076                        1,255
New York Community Bancorp, Inc.                                    59,217                        1,087
North Fork Bancorporation, Inc.                                     25,046                          722
PartnerRe Ltd.                                                      39,974                        2,503
PMI Group, Inc. (The)                                               46,665                        1,878
Principal Financial Group, Inc.                                     49,769                        1,942
Radian Group, Inc.                                                  23,518                        1,137
Raymond James Financial, Inc.                                       37,478                        1,142
Regions Financial Corp.                                             41,044                        1,324
Senior Housing Properties Trust                                     38,817                          696
Simon Property Group, Inc.                                          11,569                          717
SL Green Realty Corp.                                               33,976                        1,916
Sovereign BanCorp, Inc.                                             54,087                        1,241
St. Paul Travelers Cos., Inc. (The)                                 60,176                        2,306
Student Loan Corp. (The)                                            12,715                        2,508
Westcorp                                                            44,894                        2,031
                                                                                                 ------
                                                                                                 47,006
                                                                                                 ------

HEALTH CARE  (9.9%)

Biomet, Inc.                                                        30,813                        1,301
CIGNA Corp.                                                         35,882                        3,257
Coventry Health Care, Inc. *                                        40,652                        2,565
Genzyme Corp. *                                                     25,991                        1,458
Hospira, Inc. *                                                     29,620                          877
Humana, Inc. *                                                      80,884                        2,691
ImClone Systems, Inc. *                                             19,160                          848
Laboratory Corp. of America Holdings *                              38,760                        1,856
Medco Health Solutions, Inc. *                                      40,178                        1,785
PacifiCare Health Systems, Inc. *                                   30,902                        1,962
Protein Design Labs, Inc. *                                         41,979                          629
Sepracor, Inc. *                                                    13,566                          875
Thermo Electron Corp. *                                             23,715                          651
WellPoint, Inc. *                                                   21,555                        2,631
                                                                                                 ------
                                                                                                 23,386
                                                                                                 ------

INDUSTRIALS  (10.1%)

Deluxe Corp.                                                        41,671                        1,627
Eaton Corp.                                                         39,587                        2,761
H & R Block, Inc.                                                   42,391                        2,259
Old Dominion Freight Line, Inc. *                                   19,773                          695
PACCAR, Inc.                                                        17,744                        1,335
Parker Hannifin Corp.                                               10,624                          699
Pitney Bowes, Inc.                                                  19,650                          901
Rockwell Collins, Inc.                                              87,066                        4,010
Ryder System, Inc.                                                  51,272                        2,177
Southwest Airlines Co.                                             105,386                        1,460
Textron, Inc.                                                       47,857                        3,702
Thomas & Betts Corp. *                                              30,928                          961

Universal Technical Institute, Inc. * (e)                           16,755                          597
W.W. Grainger, Inc.                                                 11,122                          698
                                                                                                -------
                                                                                                 23,882
                                                                                                -------

INFORMATION TECHNOLOGY  (12.9%)

Adobe Systems, Inc.                                                 32,059                        1,980
Advanced Micro Devices, Inc. *                                      26,635                          465
Alliance Data Systems Corp. *                                       11,035                          435
Apple Computer, Inc. *                                              53,354                        2,393
Autodesk, Inc.                                                      50,637                        1,505
Avaya, Inc. *                                                      126,611                        1,773
BMC Software, Inc. *                                                44,576                          666
Check Point Software Technologies Ltd. *                            29,570                          654
Citrix Systems, Inc. *                                              47,925                        1,078
Corning, Inc. *                                                    103,434                        1,186
Cree, Inc. * (e)                                                    18,073                          425
Juniper Networks, Inc. *                                            61,712                        1,329
Lexmark International, Inc., Class A *                              11,540                          925
LSI Logic Corp. *                                                  110,504                          705
McAfee, Inc. *                                                      54,334                        1,257
MEMC Electronic Materials, Inc. *                                   64,198                          833
National Semiconductor Corp.                                       104,092                        2,077
Novellus Systems, Inc. *                                            58,490                        1,728
QLogic Corp. *                                                      24,271                          978
Scientific-Atlanta, Inc.                                            59,930                        1,852
SunGard Data Systems, Inc. *                                        60,736                        1,586
Symantec Corp. *                                                    26,375                          581
VeriSign, Inc. *                                                    45,049                        1,235
VERITAS Software Corp. *                                            30,931                          749
Xerox Corp. *                                                      134,895                        2,104
                                                                                                -------
                                                                                                 30,499
                                                                                                -------

MATERIALS  (6.1%)

Arch Coal, Inc.                                                     23,456                        1,046
Ball Corp.                                                         108,107                        4,800
Freeport-McMoRan Copper & Gold, Inc., Class B                       22,415                          937
Lubrizol Corp. (The)                                                67,459                        2,876
Monsanto Co.                                                        78,616                        4,621
                                                                                                -------
                                                                                                 14,280
                                                                                                -------

TELECOMMUNICATION SERVICES  (0.8%)

Citizens Communications Co.                                         97,336                        1,299
Western Wireless Corp., Class A *                                   17,796                          699
                                                                                                -------
                                                                                                  1,998
                                                                                                -------

UTILITIES  (5.9%)

Allegheny Energy, Inc. *                                            59,881                        1,134
Equitable Resources, Inc.                                           31,889                        1,893
Northeast Utilities (e)                                            151,789                        2,834
OGE Energy Corp.                                                    26,395                          685
PG&E Corp.                                                          41,591                        1,463
Sempra Energy                                                       12,433                          497
TXU Corp.                                                           21,841                        1,665
UGI Corp.                                                           39,784                        1,780
Xcel Energy, Inc. (e)                                              105,826                        1,875
                                                                                                -------
                                                                                                 13,826
                                                                                                -------
TOTAL COMMON STOCKS (COST $184,270)                                                             226,656
                                                                                                -------

SHORT-TERM INVESTMENTS  (3.1%)

Boston Global Investment Trust - Enhanced Portfolio (m)          7,235,600                        7,236
                                                                                                -------

TOTAL SHORT-TERM INVESTMENTS (COST $7,236)                                                        7,236
                                                                                            -----------

REPURCHASE AGREEMENT  (3.2%)

BNP Paribas, 2.585% dated 02/28/05, to                                                      $     7,626
 be repurchased on 03/01/05, repurchased
price $7,626,637 (collateralized by FMDN
 Obligations at 2.62%; total market value $7,779,512               $ 7,626

TOTAL REPURCHASE AGREEMENT (COST $7,626)                                                          7,626
                                                                                            -----------

TOTAL INVESTMENTS (COST $199,132) (a)   -   102.3%                                              241,518
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.3)%                                               (5,365)
                                                                                            -----------
NET ASSETS   -   100.0%                                                                     $   236,022
                                                                                            ===========

----------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            SHARES             VALUE
                                                            ------             -----
COMMON STOCKS  (97.4%)
CONSUMER DISCRETIONARY  (16.2%)

American Axle & Manufacturing                                 84,550        $    2,234
Holdings, Inc.
Dollar General Corp.                                         194,200             4,123
Lear Corp. (e)                                                53,400             2,785
Mattel, Inc. (e)                                             265,800             5,561
May Department Stores Co. (The)                              123,100             4,248
Newell Rubbermaid, Inc.                                      169,000             3,767
Pier 1 Imports, Inc. (e)                                     175,800             3,208
Radioshack Corp.                                             142,600             4,215
Tribune Co.                                                   79,400             3,234
Yankee Candle Co., Inc. (The) *                               52,675             1,631
                                                                            ----------
                                                                                35,006
                                                                            ----------
CONSUMER STAPLES  (5.8%)

Fomento Economico Mexicano S.A. ADR                           37,700             2,278
H.J. Heinz Co.                                                79,500             2,992
J.M. Smucker Co. (The) (e)                                    43,700             2,148
Molson Coors Brewing Co., Class B                             35,900             2,496
Pepsi Bottling Group, Inc. (The) (e)                          99,400             2,706
                                                                            ----------
                                                                                12,620
                                                                            ----------
ENERGY  (4.8%)

GlobalSantaFe Corp.                                           56,500             2,119
Kerr-McGee Corp.                                              18,100             1,406
Marathon Oil Corp.                                            83,800             3,966
Noble Energy, Inc. (e)                                        20,500             1,387
Unocal Corp.                                                  25,800             1,396
                                                                            ----------
                                                                                10,274
                                                                            ----------
FINANCIALS  (27.8%)

A.G. Edwards, Inc. (e)                                        63,400             2,733
Alliance Capital Management Holding LP                        85,400             4,016
AmSouth Bancorp                                               91,200             2,278
Assured Guaranty Ltd.                                        190,800             3,614
Bear Stearns Cos., Inc.                                       14,900             1,483
Comerica, Inc.                                               129,600             7,397
FirstMerit Corp. (e)                                          77,400             2,015
MBIA, Inc. (e)                                                46,000             2,696
Mellon Financial Corp.                                       244,100             7,000
Northern Trust Corp. (e)                                     127,800             5,400
Platinum Underwriters Holdings Ltd. (e)                      159,500             4,945
Provident Financial Services, Inc. (e)                       207,300             3,694
Safeco Corp.                                                  56,100             2,675
South Financial Group, Inc. (The) (e)                        223,200             6,852
UnionBanCal Corp.                                             56,900             3,522
                                                                            ----------
                                                                                60,320
                                                                            ----------
HEALTH CARE  (3.9%)

Health Management Associates, Inc.,                          139,700             3,209
Class A (e)

Hillenbrand Industries, Inc.                                  47,885             2,701
Manor Care, Inc. (e)                                          74,200             2,528
                                                                            ----------
                                                                                 8,438
                                                                            ----------
INDUSTRIALS  (16.3%)

Avery Dennison Corp.                                          48,200             2,926
Cintas Corp. (e)                                             170,100             7,447
Dover Corp.                                                  210,000             8,120
Embraer-Empresa Brasileira de                                108,500             3,663
Aeronautica SA ADR (e)
Pall Corp.                                                   206,200             5,582
Pitney Bowes, Inc.                                            32,000             1,468
R.R. Donnelley & Sons Co.                                     43,200             1,435
Rockwell Automation, Inc.                                     53,000             3,294
Werner Enterprises, Inc.                                      65,200             1,395
                                                                            ----------
                                                                                35,330
                                                                            ----------
INFORMATION TECHNOLOGY  (11.9%)

Diebold, Inc. (e)                                            108,600             5,795
Harris Corp.                                                  42,700             2,848
Intersil Corp., Class A                                      224,600             3,787
National Semiconductor Corp. (e)                             219,000             4,369
Paychex, Inc.                                                 68,900             2,200
Reynolds & Reynolds Co. (The), Class A                       141,400             3,913
Tektronix, Inc.                                               95,300             2,756
                                                                            ----------
                                                                                25,668
                                                                            ----------
MATERIALS  (8.0%)

Air Products & Chemicals, Inc.                                34,500             2,160
Bowater, Inc.                                                 57,700             2,240
Foundation Coal Holdings, Inc. (e)                           114,700             2,951
Lubrizol Corp. (The)                                          50,800             2,166
Sappi Ltd. ADR                                               343,500             4,610
Valspar Corp. (The) (e)                                       69,049             3,187
                                                                            ----------
                                                                                17,314
                                                                            ----------
UTILITIES  (2.7%)

KeySpan Corp. (e)                                             23,100               914
NiSource, Inc.                                                63,100             1,429
Pepco Holdings, Inc. (e)                                      56,457             1,244
PPL Corp.                                                     17,600               960
Xcel Energy, Inc. (e)                                         69,201             1,226
                                                                            ----------
                                                                                 5,773
                                                                            ----------
TOTAL COMMON STOCKS (COST $191,101)                                            210,743
                                                                            ----------

SHORT-TERM INVESTMENTS  (15.7%)

Boston Global Investment Trust -                          33,982,700            33,983
Enhanced Portfolio (m)                                                      ----------

TOTAL SHORT-TERM INVESTMENTS (COST $33,983)                                     33,983
                                                                            ----------

MONEY MARKET FUNDS  (1.5%)

Federated Prime Value Obligations                          3,148,431             3,148
Fund, Class I                                                               ----------

TOTAL MONEY MARKET FUNDS (COST $3,148)                                           3,148
                                                                            ----------

TOTAL INVESTMENTS (COST $228,232) (a) - 114.6%                                 247,874
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%                                (31,630)
                                                                            ----------
NET ASSETS - 100.0%                                                         $  216,244
                                                                            ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP GROWTH STOCK FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT                VALUE
                                                     -----------          ------------
COMMON STOCKS  (95.2%)
CONSUMER DISCRETIONARY  (13.4%)

America's Car-Mart, Inc. *                               100,000          $      3,546
bebe stores, Inc. (e)                                    100,000                 2,815
Bombay Co., Inc. (The) * (e)                             100,000                   570
Building Materials Holding Corp. (e)                      80,000                 3,691
Casual Male Retail Group, Inc. *                         480,000                 2,779
CBRL Group, Inc. (e)                                     135,000                 5,779
Coldwater Creek, Inc. * (e)                              220,000                 6,096
Conn's, Inc. * (e)                                       200,000                 3,402
CSK Auto Corp. *                                         250,000                 3,975
Dover Downs Gaming & Entertainment, Inc. (e)             100,200                 1,268
Electronics Boutique Holdings Corp. * (e)                120,000                 4,540
Emmis Communications Corp., Class A *                    170,000                 3,179
Genesco, Inc. * (e)                                      205,000                 6,041
Gottschalks, Inc. *                                      230,000                 2,029
Guitar Center, Inc. *                                     95,000                 5,755
Jos. A. Bank Clothiers, Inc. * (e)                       300,000                 8,141
K2, Inc. * (e)                                           250,000                 3,583
Landry's Restaurants, Inc.                               130,000                 3,764
Levitt Corp.                                             130,000                 3,890
M/I Homes, Inc.                                           30,000                 1,689
MarineMax, Inc. * (e)                                    180,000                 6,167
Mikohn Gaming Corp. * (e)                                256,692                 3,152
New Frontier Media, Inc. *                               210,000                 1,586
Noble International Ltd. (e)                             140,000                 3,276
Orange 21, Inc. *                                        403,540                 2,542
Penn National Gaming, Inc. *                             105,000                 6,338
Quiksilver, Inc. *                                       170,000                 5,370
RARE Hospitality International, Inc. *                    20,000                   585
Rocky Shoes & Boots, Inc. *                              210,000                 6,560
Sauer-Danfoss, Inc.                                       91,861                 1,966
Scientific Games Corp. *                                 280,000                 7,201
Standard Pacific Corp.                                    70,000                 5,600
Steiner Leisure Ltd. * (e)                               190,000                 6,261
Stoneridge, Inc. *                                        40,900                   494
Too, Inc. *                                              240,000                 6,374
                                                                          ------------
                                                                               140,004
                                                                          ------------
CONSUMER STAPLES  (3.2%)

BJ's Wholesale Club, Inc. *                              149,580                 4,573
Central European Distribution Corp. * (e)                137,000                 5,277
Central Garden & Pet Co. * (e)                            70,000                 3,193
Corn Products International, Inc.                         71,106                 1,989
Cott Corp. *                                             130,000                 3,121
Elizabeth Arden, Inc. * (e)                              250,000                 6,413
Rayovac Corp. *                                          200,000                 8,600
                                                                          ------------
                                                                                33,166
                                                                          ------------
ENERGY (3.7%)

Cal Dive International, Inc. *                           130,000                 6,601
Core Laboratories NV *                                   230,000                 6,185
FMC Technologies, Inc. *                                  42,103                 1,454
Key Energy Services, Inc. *                              240,800                 3,328
Magnum Hunter Resources, Inc. * (e)                      500,000                 8,365
Mission Resources Corp. * (e)                            390,000                 2,660
Tidewater, Inc. (e)                                      140,000                 5,778
Unit Corp. *                                             100,000                 4,578
                                                                          ------------
                                                                                38,949
                                                                          ------------
FINANCIALS  (8.4%)

Accredited Home Lenders Holding Co. * (e)                 50,000                 2,001
Affiliated Managers Group, Inc. * (e)                    107,000                 6,928
American Safety Insurance Holdings Ltd. *                150,000                 2,289
Arch Capital Group Ltd. *                                100,000                 4,148
Asta Funding, Inc. (e)                                   120,000                 2,537
BankAtlantic Bancorp, Inc. (e)                           230,000                 4,142
Commercial Capital Bancorp, Inc. (e)                     140,000                 3,024
Corus Bankshares, Inc. (e)                                93,000                 4,599
First Cash Financial Services, Inc. *                    152,158                 3,678
First Niagara Financial Group, Inc (e)                   180,000                 2,464
Fremont General Corp. (e)                                 90,000                 2,263
Infinity Property & Casualty Corp.                       180,000                 5,783
Northwest Bancorp, Inc.                                   90,000                 1,931
Phoenix Cos., Inc. (The)                                 300,000                 3,846
Platinum Underwriters Holdings Ltd.                      165,000                 5,115
R & G Financial Corp., Class B (e)                       115,000                 4,177
RLI Corp. (e)                                             67,000                 2,901
Santander BanCorp                                         45,000                 1,414
Selective Insurance Group, Inc.                            6,660                   306
South Financial Group, Inc. (The) (e)                     85,000                 2,610
United Community Banks, Inc. (e)                          90,000                 2,241
Universal American Financial Corp. *                     250,000                 3,933
W Holding Co., Inc. (e)                                  405,450                 4,675
Westcorp (e)                                             117,000                 5,294
Zenith National Insurance Corp.                          105,000                 5,316
                                                                          ------------
                                                                                87,615
                                                                          ------------
HEALTH CARE  (16.6%)

ABIOMED, Inc. * (e)                                      300,000                 3,210
Align Technology, Inc. * (e)                             340,000                 2,574
AMICAS, Inc. *                                           400,000                 1,584
Aspect Medical Systems, Inc. *                           325,000                 7,014
Bio-Rad Laboratories, Inc., Class A *                     65,000                 3,179
Bone Care International, Inc. *                          150,000                 4,059
Bradley Pharmaceuticals, Inc. * (e)                        8,802                    86
Connetics Corp. * (e)                                    320,000                 7,920
Dendrite International, Inc. *                           290,000                 4,454
Genesis Healthcare Corp. *                               110,000                 4,530
Gentiva Health Services, Inc. * (e)                      230,000                 3,873
Hologic, Inc. *                                          175,000                 6,466
IDEXX Laboratories, Inc. *                                80,000                 4,436
Illumina, Inc. *                                         560,000                 4,637
Intuitive Surgical, Inc. * (e)                           180,000                 8,487
Kensey Nash Corp. *                                      155,000                 5,020
Kos Pharmaceuticals, Inc. * (e)                          165,000                 5,485
Martek Biosciences Corp. * (e)                           135,000                 9,044
MGI PHARMA, Inc. * (e)                                   235,000                 5,382
Palomar Medical Technologies, Inc. * (e)                 245,000                 7,071
Par Pharmaceutical, Inc. * (e)                           110,000                 4,069
Per-Se Technologies, Inc. *                              350,000                 5,292
Possis Medical, Inc. * (e)                               219,800                 2,071

Protein Design Labs, Inc. *                              430,000                 6,441
Province Healthcare Co. *                                250,000                 5,770
Renal Care Group, Inc. * (e)                             136,000                 5,358
Salix Pharmaceuticals Ltd. * (e)                         313,650                 5,091
SFBC International, Inc. * (e)                           210,000                 9,124
Sierra Health Services, Inc. *                            65,000                 4,001
SurModics, Inc. * (e)                                    200,000                 6,430
Third Wave Technologies, Inc. *                          607,873                 4,152
United Therapeutics Corp. *                              160,000                 7,269
Ventana Medical Systems, Inc. * (e)                       55,000                 3,698
Ventiv Health, Inc. *                                    260,000                 6,201
                                                                          ------------
                                                                               173,478
                                                                          ------------
INDUSTRIALS  (18.1%)

Actuant Corp. * (e)                                      175,000                 9,458
AMX Corp. *                                              330,000                 7,395
ARGON ST, Inc. *                                         180,000                 5,864
Celadon Group, Inc. *                                    100,000                 2,174
Coinstar, Inc. * (e)                                     180,000                 4,214
Copart, Inc. *                                           310,000                 7,223
Corrections Corp. of America *                           109,420                 4,119
Covenant Transportation, Inc., Class A *                 130,000                 2,682
Dycom Industries, Inc. * (e)                             205,000                 5,525
ElkCorp (e)                                              175,000                 6,717
Encore Wire Corp. *                                      370,000                 4,436
Engineered Support Systems, Inc.                          75,000                 4,146
Gardner Denver, Inc. *                                   130,000                 5,344
Genlyte Group, Inc. (The) *                               80,000                 7,186
Gevity HR, Inc. (e)                                      325,000                 5,902
Greenbrier Cos., Inc. (The) (e)                          158,153                 4,275
Griffon Corp. * (e)                                      275,000                 6,325
II-VI, Inc. *                                             65,000                 2,536
Innovative Solutions & Support, Inc. *                   135,000                 4,034
Kforce, Inc. *                                           550,000                 6,270
Labor Ready, Inc. *                                      300,000                 5,634
Marten Transport Ltd. *                                  243,312                 5,608
Mercury Computer Systems, Inc. *                         140,000                 4,120
Mine Safety Appliances Co.                                55,000                 2,558
Mueller Industries, Inc. (e)                             108,000                 3,400
Navigant Consulting, Inc. * (e)                          320,000                 8,240
NCI Building Systems, Inc. * (e)                         100,000                 3,738
Orbital Sciences Corp. * (e)                             300,000                 3,141
Overnite Corp. (e)                                        95,000                 3,227
P.A.M. Transportation Services, Inc. * (e)               180,000                 3,247
Pacer International, Inc. * (e)                          115,000                 2,927
Pinnacle Airlines Corp. *                                  4,859                    51
Power-One, Inc. * (e)                                    540,000                 3,143
SI International, Inc. *                                 166,170                 4,226
Simpson Co., Inc. (e)                                     90,000                 3,108
SkyWest, Inc. (e)                                        245,000                 4,182
U.S. Xpress Enterprises, Inc. *                          100,000                 2,659
Ultralife Batteries, Inc. * (e)                          251,000                 4,237
Universal Truckload Services, Inc. * (e)                 137,500                 3,103
Volt Information Sciences, Inc. *                         82,000                 2,388
Werner Enterprises, Inc.                                 270,000                 5,778
Woodward Governor Co. (e)                                 59,000                 4,318
                                                                          ------------
                                                                               188,858
                                                                          ------------
INFORMATION TECHNOLOGY  (27.2%)

02Micro International Ltd. * (e)                         148,520                 1,594
Aeroflex, Inc. *                                         430,000                 4,369
Aladdin Knowledge Systems Ltd. *                         190,000                 3,986
American Software, Inc.                                  450,272                 2,697

ANSYS, Inc. *                                            180,000                 6,473
Anteon International Corp. *                             160,000                 6,074
ATMI, Inc. * (e)                                         140,000                 3,811
AuthentiDate Holding Corp. *                             350,000                 1,764
BEI Technologies, Inc.                                   150,000                 4,115
Bottomline Technologies (de), Inc. *                     225,000                 2,936
CACI International, Inc. *                                82,000                 4,425
Captiva Software Corp. *                                 555,000                 6,748
Carrier Access Corp. * (e)                               370,000                 2,575
ChipMOS TECHNOLOGIES (Bermuda)Ltd. * (e)                 817,402                 4,291
CIBER, Inc. * (e)                                        300,000                 2,247
Click Commerce, Inc. * (e)                               335,000                 4,573
Credence Systems Corp. (b) *                             580,000                 5,087
Cypress Semiconductor Corp. * (e)                        400,000                 5,632
Digi International, Inc. *                               490,000                 7,398
Ditech Communications Corp. *                            440,000                 5,526
Dot Hill Systems Corp. *                                 200,000                 1,262
EarthLink, Inc. *                                        390,000                 3,405
Epicor Software Corp. *                                  370,000                 5,728
Euronet Worldwide, Inc. *                                160,000                 4,146
FEI Co. * (e)                                            130,000                 3,218
Global Payments, Inc. (e)                                 80,000                 4,442
Hutchinson Technology, Inc. * (e)                        100,000                 3,266
Hypercom Corp. *                                         531,587                 2,498
Hyperion Solutions Corp. * (e)                           100,000                 5,048
InfoCrossing, Inc. *                                     390,000                 7,315
Integrated Device Technology, Inc. *                     340,000                 4,253
IXYS Corp. *                                             360,000                 3,722
Jupitermedia Corp. * (e)                                 380,000                 5,107
M-Systems Flash Disk Pioneers Ltd. * (e)                 230,000                 5,433
Magma Design Automation, Inc. *                          360,000                 4,734
Measurement Specialties, Inc. *                          100,000                 2,530
Merix Corp. *                                            255,000                 2,588
Metrologic Instruments, Inc. * (e)                       234,930                 5,535
MicroStrategy, Inc., Class A * (e)                       110,000                 7,778
MIPS Technologies, Inc. *                                267,502                 2,959
Moldflow Corp. *                                         120,000                 2,017
Network Technology PLC *                                 350,000                 2,506
NICE Systems Ltd. *                                      245,000                 8,297
OmniVision Technologies, Inc. * (e)                      100,000                 2,021
Orbotech Ltd. *                                          150,000                 3,428
PC Connection, Inc. *                                    351,350                 2,695
Performance Technologies, Inc. *                         447,000                 4,162
Radyne ComStream, Inc. *                                 490,000                 4,469
ROFIN-SINAR Technologies, Inc. *                         215,000                 7,879
Rogers Corp. * (e)                                       140,000                 6,392
Silicon Image, Inc. *                                    365,000                 4,205
Silicon Storage Technology, Inc. * (e)                   200,000                   924
Skyworks Solutions, Inc. * (e)                           350,815                 2,547
SM&A *                                                   520,000                 4,160
SS&C Technologies, Inc. (e)                              212,000                 5,113
Symmetricom, Inc. *                                      400,000                 4,240
Synaptics, Inc. *                                        150,000                 3,584
TeleCommunication Systems, Inc. * (e)                    850,000                 2,168
THQ, Inc. * (e)                                           90,000                 2,461
TransAct Technologies, Inc. * (e)                        250,000                 4,448
Transaction Systems Architects, Inc. *                   149,000                 3,484
Trimble Navigation Ltd. * (e)                            150,000                 5,403
TTI Team Telecom International Ltd. * (e)                135,400                   291
Ultimate Software Group, Inc. (The) *                    562,000                 7,564
Verint Systems, Inc. * (e)                               150,000                 5,920

Westell Technologies, Inc., Class A * (e)                270,000                 1,696
Western Digital Corp. * (e)                              480,000                 5,405
Witness Systems, Inc. * (e)                              300,000                 5,613
                                                                          ------------
                                                                               284,380
                                                                          ------------
MATERIALS  (4.6%)

Agrium, Inc.                                             198,211                 3,588
Aleris International, Inc. * (e)                         320,000                 6,422
Commercial Metals Co.                                    120,000                 4,176
Florida Rock Industries, Inc. (e)                         85,000                 5,454
Georgia Gulf Corp.                                       110,000                 5,809
Gibraltar Industries, Inc. (e)                           240,000                 5,921
Metal Management, Inc.                                   170,000                 5,037
Silgan Holdings, Inc.                                     80,000                 5,318
Texas Industries, Inc.                                   100,000                 6,671
                                                                          ------------
                                                                                48,396
                                                                          ------------
TOTAL COMMON STOCKS (COST $793,436)                                            996,362
                                                                          ------------

PREFERRED STOCKS  (0.1%)
CONSUMER DISCRETIONARY  (0.1%)

Fedders Corp. (e)                                         21,500                   538
                                                                          ------------
TOTAL PREFERRED STOCKS (COST $510)                                                 538
                                                                          ------------

WARRANTS  (0.1%)
INFORMATION TECHNOLOGY  (0.1%)

InfoCrossing, Inc. *                                     139,109                 1,516
                                                                          ------------

TOTAL WARRANT (COST $6)                                                          1,516
                                                                          ------------

CORPORATE BONDS  (0.1%)

COPPER FOUNDRIES  (0.1%)

Mueller Industries, Inc., 6.000%,                   $      1,147                 1,144
11/01/14 Callable 05/16/05 @ 105                                          ------------

TOTAL CORPORATE BONDS (COST $1,147)                                              1,144
                                                                          ------------

SHORT-TERM INVESTMENTS  (24.1%)

Boston Global Investment Trust -
Enhanced Portfolio (m)                                52,233,000               252,233
                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS (COST $252,233)                                   252,233
                                                                          ------------

REPURCHASE AGREEMENT  (4.5%)

BNP Paribas, 2.585% dated 02/28/05, to
 be repurchased on 03/01/05, repurchase
price $46,547,838 (collateralized by
FHLB Obligations 3.750% 08/15/08; total
 market value $46,545,503                                 46,544                46,544
                                                                          ------------
TOTAL REPURCHASE AGREEMENT (COST $46,544)                                       46,544
                                                                          ------------

TOTAL INVESTMENTS (COST $1,093,876) (a) - 124.1%                             1,296,821
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%                               (252,174)
                                                                          ------------
NET ASSETS   -   100.0%                                                   $  1,044,647
                                                                          ============

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                  ------             -----
COMMON STOCKS  (99.2%)
CONSUMER DISCRETIONARY  (21.7%)

ArvinMeritor, Inc. (e)                                             282,900       $        4,770
Bassett Furniture Industries, Inc. (e)                             227,100                4,326
Benetton Group SpA ADR                                             239,100                5,875
Books-A-Million, Inc.                                              400,800                3,571
BorgWarner Transmission Systems, Inc. (e)                          270,000               14,242
CBRL Group, Inc. (e)                                               393,100               16,828
Fairmont Hotels & Resorts, Inc.                                    390,500               12,551
Grupo Elektra, SA de CV ADR (e)                                    258,900                8,909
Intrawest Corp.                                                    478,000                9,206
K-Swiss, Inc., Class A (e)                                         436,100               13,518
Lithia Motors, Inc. (e)                                            406,100               10,668
Makita Corp. ADR (e)                                               522,854                9,992
Marine Products Corp. (e)                                           57,384                1,632
Movado Group, Inc.                                                 635,100               11,826
Natuzzi SpA ADR                                                    283,000                3,110
Nautilus Group, Inc. (The) (e)                                     355,100                7,869
Pep Boys-Manny, Moe & Jack (The) (e)                               123,500                2,233
Ritchie Bros. Auctioneers, Inc.                                    130,000                4,029
Snap-on, Inc. (e)                                                  279,600                9,255
Sturm, Ruger & Co., Inc. (e)                                       138,400                1,095
United Auto Group, Inc.                                            339,900                9,476
Winnebago Industries, Inc. (e)                                     283,100               10,008
                                                                                 --------------
                                                                                        174,989
                                                                                 --------------
CONSUMER STAPLES  (4.0%)

Church & Dwight Co.,  Inc.                                         380,950               13,474
Ingles Markets, Inc., Class A                                       86,300                1,123
J.M. Smucker Co. (The) (e)                                         204,943               10,075
Molson Coors Brewing Co., Class B                                  105,700                7,349
                                                                                 --------------
                                                                                         32,021
                                                                                 --------------
ENERGY  (3.2%)

CHC Helicopter Corp.                                               406,700               19,278
Tenaris SA ADR                                                     104,273                6,856
                                                                                 --------------
                                                                                         26,134
                                                                                 --------------
FINANCIALS  (15.2%)

American Financial Group, Inc. (e)                                 210,900                6,430
BankAtlantic Bancorp, Inc. (e)                                     412,400                7,427
Banner Corp.                                                       119,700                3,537
City National Corp. (e)                                            108,600                7,434
Cohen & Steers, Inc.                                               350,830                6,452
Colonial BancGroup, Inc. (The) (e)                                 356,000                7,252
Glacier Bancorp, Inc. (e)                                          193,746                6,134
HCC Insurance Holdings, Inc. (e)                                   295,600               11,085
Horizon Financial Corp. (e)                                        241,406                5,070
Hub International Ltd.                                             655,100               12,931

International Bancshares Corp. (e)                                  97,500                3,556
Jefferies Group, Inc. (e)                                          150,300                5,735
National Interstate Corp. * (e)                                     24,779                  444
PXRE Group Ltd. (e)                                                179,600                4,670
Scottish Re Group Ltd. (e)                                         181,900                4,256
Seacoast Banking Corp. of Florida (e)                              226,500                4,485
StanCorp Financial Group, Inc.                                     173,000               15,066
Washington Federal, Inc.                                           211,104                5,014
West Coast Bancorp (e)                                             238,153                5,859
                                                                                 --------------
                                                                                        122,837
                                                                                 --------------
HEALTH CARE  (8.4%)

Chemed Corp. (e)                                                   146,500               10,460
Cooper Cos., Inc. (The)                                            318,900               26,261
Invacare Corp. (e)                                                 154,100                7,261
Mentor Corp. (e)                                                   420,500               14,558
Perrigo Co.                                                        517,700                9,096
                                                                                 --------------
                                                                                         67,636
                                                                                 --------------
INDUSTRIALS  (20.2%)

ABM Industries, Inc. (e)                                           352,400                6,530
ADESA, Inc. (e)                                                    296,269                6,687
American Woodmark Corp.                                             14,048                  517
Apogee Enterprises, Inc. (e)                                       395,300                5,530
Baldor Electric Co. (e)                                            320,400                8,330
Briggs & Stratton Corp. (e)                                        248,400                9,792
Brink's Co. (The)                                                  506,000               17,538
CP Ships Ltd.                                                      877,600               12,111
Cummins, Inc. (e)                                                  176,000               12,920
ElkCorp (e)                                                        127,200                4,882
Embraer-Empresa Brasileira de Aeronautica SA ADR                   234,516                7,917
Engineered Support Systems, Inc. (e)                               110,100                6,086
Harsco Corp.                                                       168,600                9,848
Lan Airlines SA ADR                                                302,500               10,727
Lennox International, Inc. (e)                                     363,889                7,867
LSI Industries, Inc. (e)                                           520,887                5,824
Oshkosh Truck Corp. (e)                                            137,900               10,294
Quixote Corp. (e)                                                  399,200                7,118
Tecumseh Products Co., Class A (e)                                  80,800                3,317
Valmont Industries, Inc. (e)                                       358,200                9,027
                                                                                 --------------
                                                                                        162,862
                                                                                 --------------
INFORMATION TECHNOLOGY  (13.3%)

Factset Research Systems, Inc. (e)                                 407,400               13,440
Fair Isaac Corp. (e)                                               510,900               17,268
Harris Corp. (e)                                                   384,228               25,628
Helix Technology Corp.                                             319,400                5,500
Keithley Instruments, Inc. (e)                                     257,100                4,258
Lowrance Electronics, Inc.                                         187,000                5,608
Nam Tai Electronics, Inc. (e)                                      414,000               10,081
Reynolds & Reynolds Co. (The), Class A (e)                         909,500               25,166
                                                                                 --------------
                                                                                        106,949
                                                                                 --------------
MATERIALS  (12.0%)

Agnico-Eagle Mines Ltd.                                            470,200                6,804
Airgas, Inc. (e)                                                   596,900               14,983
Arch Coal, Inc. (e)                                                229,200               10,220
Cambrex Corp. (e)                                                  419,400                9,516
Companhia Siderurgica Nacional ADR (e)                             242,400                6,249
Peabody Energy Corp. (e)                                           178,900               17,372
Sappi Ltd. ADR                                                     455,700                6,115

Sociedad Quimica y Minera de Chile SA  ADR                          75,500                5,632
United States Steel Corp.                                          141,200                8,805
Valspar Corp. (The) (e)                                            241,700               11,154
                                                                                 --------------
                                                                                         96,850
                                                                                 --------------
UTILITIES  (1.2%)

Companhia de Saneamento Basico ADR                                 648,100                9,786
                                                                                 --------------

TOTAL COMMON STOCKS (COST $557,100)                                                     800,064
                                                                                 --------------
SHORT-TERM INVESTMENTS  (26.4%)

Boston Global Investment Trust - Enhanced Portfolio (m)        213,288,242              213,288
                                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $213,288)                                            213,288
                                                                                 --------------

REPURCHASE AGREEMENT  (0.9%)

Lehman Brothers, Inc., 2.555% dated 7,086
 02/28/05, to be repurchased on 03/01/05,
 repurchase price $7,086,232 (collateralized
 by FNMA obligations; 5.00%-6.00%,
 02/01/20-01/01/35; total market value
 $7,227,569)                                                   $     7,086                7,086
                                                                                 --------------
TOTAL REPURCHASE AGREEMENT (COST $7,086)                                                  7,086
                                                                                 --------------

TOTAL INVESTMENTS (COST $777,474) (a)   -   126.5%                                    1,020,438
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (26.5)%                                    (213,591)
                                                                                 --------------
NET ASSETS   -   100.0%                                                          $      806,847
                                                                                 ==============

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
STRATEGIC QUANTITATIVE EQUITY FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                                  ------           -----
COMMON STOCKS  (99.9%)
CONSUMER DISCRETIONARY  (16.6%)

Abercrombie & Fitch Co., Class A                                     8,982       $     482
Bed Bath & Beyond, Inc. *                                           13,885             521
Boyd Gaming Corp.                                                    9,815             481
Building Materials Holding Corp.                                     8,858             409
Carnival Corp                                                        9,476             515
Centex Corp.                                                         8,039             511
Chico's FAS, Inc. *                                                 16,833             496
Coach, Inc. *                                                        9,159             509
D.R. Horton, Inc.                                                   10,819             473
Darden Restaurants, Inc.                                            18,883             506
Fortune Brands, Inc.                                                 6,356             515
Guitar Center, Inc. *                                                4,273             259
Harman International Industries, Inc.                                4,278             480
Hovnanian Enterprises, Inc. *                                        8,571             471
KB Home                                                              4,108             513
Lennar Corp., Class A                                                7,814             475
Liz Claiborne, Inc.                                                 12,219             517
M. D. C. Holdings, Inc.                                              6,025             480
McDonald's Corp.                                                    15,736             521
Meritage Homes Corp. *                                               6,397             468
NIKE, Inc., Class B                                                  5,948             517
Nordstrom, Inc.                                                      9,798             527
NVR, Inc. *                                                            604             479
Polaris Industries, Inc.                                             6,790             474
Pulte Homes, Inc.                                                    6,607             515
Ryland Group, Inc. (The)                                             6,799             473
Standard Pacific Corp.                                               5,923             474
Starbucks Corp. *                                                   10,142             525
Time Warner, Inc. *                                                 30,368             523
Toll Brothers, Inc. *                                                5,427             478
Urban Outfitters, Inc. *                                            11,647             484
VF Corp.                                                             8,698             520
                                                                                 ---------
                                                                                    15,591
                                                                                 ---------
CONSUMER STAPLES  (4.6%)

Anheuser-Busch Cos., Inc.                                           11,307             537
Archer Daniels Midland Co.                                          22,193             535
BJ's Wholesale Club, Inc. *                                         18,023             551
Nash Finch Co.                                                      13,597             539
Procter & Gamble Co. (The)                                           9,909             526
Ralcorp Holdings, Inc. *                                            11,600             540
Ruddick Corp.                                                       22,854             539
Wal-Mart Stores, Inc.                                               10,429             538
                                                                                 ---------
                                                                                     4,305
                                                                                 ---------
ENERGY  (19.3%)

Ashland, Inc.                                                       28,552           1,864
Cimarex Energy Co. *                                                28,420           1,156
ConocoPhillips                                                      16,399           1,818

Frontier Oil Corp.                                                  29,999             962
Lone Star Technologies, Inc. *                                      24,542           1,112
Maverick Tube Corp. *                                               31,796           1,131
Occidental Petroleum Corp.                                          25,793           1,812
Patina Oil & Gas Corp.                                              28,632           1,153
Stone Energy Corp. *                                                22,838           1,147
Sunoco, Inc.                                                        18,697           1,853
Unit Corp. *                                                        25,521           1,168
Valero Energy Corp.                                                 25,262           1,800
Vintage Petroleum, Inc.                                             37,862           1,124
                                                                                 ---------
                                                                                    18,100
                                                                                 ---------
FINANCIALS  (12.3%)

Allmerica Financial Corp. *                                         15,935             570
Allstate Corp. (The)                                                 7,221             388
Bear Stearns Cos., Inc.                                              3,932             391
Chubb Corp. (The)                                                    4,859             384
CIT Group, Inc.                                                      9,566             386
Delphi Financial Group, Inc.                                         1,200              53
Downey Financial Corp.                                               9,276             581
E*TRADE Financial Corp. *                                           28,722             381
First BanCorp                                                       12,270             577
Goldman Sachs Group, Inc. (The)                                      3,522             383
Hartford Financial Services Group, Inc., (The)                       5,319             383
Horace Mann Educators Corp.                                         26,337             494
Lehman Brothers Holdings, Inc.                                       4,201             383
Lowe's Cos., Inc.                                                    5,370             383
MGIC Investment Corp.                                                6,087             382
Ohio Casualty Corp. *                                               23,739             573
Philadelphia Consolidated Holding Corp. *                            7,673             584
Providian Financial Corp. *                                         22,808             391
Prudential Financial, Inc.                                           6,697             382
Safeco Corp.                                                         8,061             384
Selective Insurance Group, Inc.                                     12,508             575
St. Paul Travelers Cos., Inc. (The)                                  9,993             383
UICI                                                                20,408             560
Unitrin, Inc.                                                       12,508             587
W.R. Berkley Corp.                                                  11,272             579
XL Capital Ltd., Class A                                             5,170             388
                                                                                 ---------
                                                                                    11,505
                                                                                 ---------
HEALTH CARE  (7.3%)

Becton, Dickinson & Co.                                              5,782             346
C.R. Bard, Inc.                                                      5,117             340
Chemed Corp.                                                         5,302             379
CIGNA Corp.                                                          3,796             345
Coventry Health Care, Inc. *                                         6,099             385
Genzyme Corp. *                                                      6,013             337
Haemonetics Corp. *                                                  9,311             386
Intermagnetics General Corp. *                                      15,057             397
Invitrogen Corp. *                                                   5,406             378
Johnson & Johnson                                                    5,241             344
Mentor Corp.                                                        11,206             388
ResMed, Inc. *                                                       6,511             384
St. Jude Medical, Inc. *                                             8,673             339
SurModics, Inc. *                                                   11,824             380
UnitedHealth Group, Inc.                                             3,796             346
Varian Medical Systems, Inc. *                                      10,708             385
Waters Corp. *                                                       7,023             343
WellPoint, Inc. *                                                    2,834             346
Zimmer Holdings, Inc. *                                              4,039             347
                                                                                 ---------

                                                                                     6,895
                                                                                 ---------
INDUSTRIALS  (24.9%)

American Standard Cos., Inc.                                        23,925           1,096
Artesyn Technologies, Inc. *                                        74,947             776
Burlington Northern Santa Fe Corp.                                  22,037           1,108
Consolidated Graphics, Inc. *                                       12,998             677
CSX Corp.                                                           26,666           1,102
Cummins, Inc.                                                       15,058           1,105
DRS Technologies, Inc. *                                            18,288             755
Educational Management Corp. *                                       8,791             258
Flowserve Corp. *                                                    4,600             115
Harsco Corp.                                                        13,341             779
Insurance Auto Auctions, Inc. *                                     30,331             844
J. B. Hunt Transport Services, Inc.                                 16,728             789
John H. Harland Co.                                                 20,944             769
Knight Transportation, Inc.                                         29,979             792
Korn/Ferry International *                                          33,916             651
Labor Ready, Inc. *                                                 35,347             664
Mesa Air Group, Inc. *                                             101,928             760
Mobile Mini, Inc. *                                                 17,277             643
Norfolk Southern Corp.                                              30,527           1,096
Oshkosh Truck Corp.                                                 10,359             773
Pitney Bowes, Inc.                                                  24,289           1,114
R.R. Donnelley & Sons Co.                                           33,552           1,113
Raytheon Co.                                                        28,945           1,107
Ryder System, Inc.                                                  25,983           1,103
Swift Transportation Co., Inc. *                                    32,530             772
Teledyne Technologies, Inc. *                                       24,581             752
Textron, Inc.                                                       14,179           1,097
Yellow Roadway Corp. *                                              12,471             720
                                                                                 ---------
                                                                                    23,330
                                                                                 ---------
INFORMATION TECHNOLOGY  (8.9%)

ANSYS, Inc. *                                                        5,768             207
Apple Computer, Inc. *                                               9,004             403
Ascential Software Corp. *                                          13,558             210
Autodesk, Inc.                                                       8,729             259
Belden CDT, Inc.                                                     8,847             213
Catapult Communications Corp. *                                      8,522             205
CheckFree Corp. *                                                    5,480             211
Citrix Systems, Inc. *                                              11,863             267
Cognizant Technology Solutions Corp., Class A *                      4,377             207
Coherent, Inc. *                                                     6,914             210
Compuware Corp. *                                                   38,955             263
Comverse Technology, Inc. *                                         11,154             259
EMC Corp. *                                                         20,390             258
Filenet Corp. *                                                      8,923             209
Gateway 2000, Inc. *                                                56,738             267
Harmonic Lightwaves, Inc. *                                         18,981             208
Harris Corp.                                                         3,112             208
JDA Software Group, Inc. *                                          17,846             240
Kronos, Inc. *                                                       3,728             208
McDATA Corp. *                                                      52,198             205
Mercury Interactive Corp. *                                          5,613             258
NVIDIA Corp. *                                                       9,062             263
Oracle Corp. *                                                      19,923             257
Parametric Technology Corp. *                                       44,999             259
Phoenix Technologies Ltd. *                                         21,090             210
Retek, Inc. *                                                       34,799             292
Siebel Systems, Inc. *                                              30,000             256
Storage Technology Corp. *                                           6,484             206

Symantec Corp. *                                                    12,027             265
Synaptics Inc. *                                                     8,592             205
Tektronix, Inc.                                                      8,877             257
THQ, Inc. *                                                          7,648             209
VERITAS Software Corp. *                                            10,920             264
Wind River Systems, Inc. *                                          15,466             208
Yahoo!, Inc. *                                                       8,233             266
                                                                                 ---------
                                                                                     8,392
                                                                                 ---------
MATERIALS  (6.0%)

Air Products & Chemicals, Inc.                                      17,679           1,107
Albemarle Corp.                                                     19,960             758
Lubrizol Corp. (The)                                                17,614             751
OM Group, Inc. *                                                    23,964             764
PPG Industries, Inc.                                                15,326           1,103
Rohm & Haas Co.                                                     22,848           1,101
                                                                                 ---------
                                                                                     5,584
                                                                                 ---------
TOTAL COMMON STOCKS (COST $86,542)                                                  93,702
                                                                                 ---------

REPURCHASE AGREEMENTS  (0.2%)

Merrill Lynch & Co., Inc., 2.535% dated 02/28/05,
191 to be repurchased on 03/01/05, repurchase
price 191,442 (collateralized by FNMS
Obligations; 5.000%, 9/01/18 total market
 value $198,276)                                               $       191             191
                                                                                 ---------
TOTAL REPURCHASE AGREEMENTS (COST $191)                                                191
                                                                                 ---------

TOTAL INVESTMENTS (COST $86,733) (a)   -   100.1%                                   93,893
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.1)%                                     (70)
                                                                                 ---------
NET ASSETS   -   100.0%                                                          $  93,823
                                                                                 =========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
TAX SENSITIVE GROWTH STOCK FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES
                                                                    OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                                  ------           -----
COMMON STOCKS  (97.7%)
CONSUMER DISCRETIONARY  (16.6%)

eBay, Inc. *                                                        44,000           1,885
Fortune Brands, Inc.                                                23,000           1,863
Home Depot, Inc. (The)                                              79,000           3,162
J. C. Penney Co., Inc.                                              65,000           2,892
Kohl's Corp. *                                                      35,000           1,675
Liz Claiborne, Inc.                                                 85,000           3,596
Marriott International, Inc., Class A                               27,000           1,731
NIKE, Inc., Class B                                                 23,000           2,000
Staples, Inc.                                                      130,000           4,097
Target Corp.                                                        76,500           3,888
Walt Disney Co. (The)                                               93,500           2,612
                                                                                 ---------
                                                                                    29,401
                                                                                 ---------
CONSUMER STAPLES  (6.0%)

PepsiCo, Inc.                                                       73,000           3,933
Procter & Gamble Co. (The)                                          71,000           3,769
Sara Lee Corp.                                                      23,000             515
Wal-Mart Stores, Inc.                                               44,884           2,316
                                                                                 ---------
                                                                                    10,533
                                                                                 ---------
ENERGY  (9.5%)

Apache Corp.                                                        71,250           4,480
ChevronTexaco Corp.                                                 73,000           4,532
Exxon Mobil Corp.                                                  123,000           7,787
                                                                                 ---------
                                                                                    16,799
                                                                                 ---------
FINANCIALS  (13.1%)

American Express Co.                                                53,180           2,880
Goldman Sachs Group, Inc. (The)                                      9,000             979
Legg Mason, Inc.                                                    20,000           1,613
Marshall & Ilsley Corp.                                             88,000           3,563
MBNA Corp.                                                         137,700           3,493
SLM Corp.                                                           75,000           3,661
U.S. Bancorp                                                       115,000           3,421
Wells Fargo & Co.                                                   59,000           3,503
                                                                                 ---------
                                                                                    23,113
                                                                                 ---------
HEALTH CARE  (19.5%)

Becton, Dickinson & Co.                                             31,000           1,856
Biomet, Inc.                                                        81,000           3,420
C. R. Bard, Inc.                                                    33,000           2,195
Johnson & Johnson                                                   89,732           5,885
Medtronic, Inc.                                                     69,063           3,600
Patterson Cos., Inc. *                                              70,000           3,473
Pfizer, Inc.                                                        64,093           1,685
St. Jude Medical, Inc. *                                            81,000           3,167
Stryker Corp.                                                       35,000           1,738
UnitedHealth Group, Inc.                                            52,100           4,749
Waters Corp. *                                                      23,000           1,124

Zimmer Holdings, Inc. *                                             17,000           1,460
                                                                                 ---------
                                                                                    34,352
                                                                                 ---------
INDUSTRIALS  (15.1%)

Danaher Corp.                                                       73,000           3,954
Eaton Corp.                                                         39,000           2,720
Emerson Electric Co.                                                36,000           2,388
General Dynamics Corp.                                              23,000           2,423
General Electric Co.                                               194,844           6,859
Illinois Tool Works, Inc.                                           17,000           1,526
ITT Industries, Inc.                                                44,000           3,870
Raytheon Co.                                                        62,000           2,371
United Parcel Service, Inc., Class B                                 6,600             511
                                                                                 ---------
                                                                                    26,622
                                                                                 ---------
INFORMATION TECHNOLOGY  (14.6%)

Amdocs Ltd. *                                                       36,000           1,057
CDW Corp.                                                           41,000           2,356
Cisco Systems, Inc. *                                              164,179           2,860
Computer Sciences Corp. *                                           25,000           1,156
Dell, Inc. *                                                        68,000           2,726
Intel Corp.                                                         67,086           1,609
International Business Machines Corp.                               25,000           2,315
Microsoft Corp.                                                    230,056           5,792
Oracle Corp. *                                                     272,808           3,522
VeriSign, Inc. *                                                    30,000             823
Zebra Technology Corp., Class A *                                   33,150           1,653
                                                                                 ---------
                                                                                    25,869
                                                                                 ---------
MATERIALS  (3.3%)

Air Products & Chemicals, Inc.                                      44,000           2,755
Praxair, Inc.                                                       68,000           3,049
                                                                                 ---------
                                                                                     5,804
                                                                                 ---------
TOTAL COMMON STOCKS (COST $132,976)                                                172,493
                                                                                 ---------
WARRANTS  (0.0%)

Lucent Technologies, Inc. *                                         22,693              20
                                                                                 ---------
TOTAL WARRANTS (COST $0)                                                                20
                                                                                 ---------

REPURCHASE AGREEMENTS  (1.6%)

BNP Paribas, 2.585% dated 02/28/05, 2,826
to be repurchased on 03/01/05, repurchase
price $2,826,178 (collateralized by FHLB
 obligations at 0.00%, 07/26/05; total market value
$2,882,984)                                                    $     2,826           2,826
                                                                                 ---------
TOTAL REPURCHASE AGREEMENTS (COST $2,826)                                            2,826
                                                                                 ---------

TOTAL INVESTMENTS (COST $135,802) (a)   -   99.3%                                  175,339
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.7%                                     1,257
                                                                                 ---------
NET ASSETS   -   100.0%                                                            176,596
                                                                                 =========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
VALUE INCOME STOCK FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
                                                                   ------            -----
COMMON STOCKS  (94.7%)
CONSUMER DISCRETIONARY  (12.4%)

3M Co. (e)                                                         245,600       $      20,616
Dollar General Corp.                                               520,000              11,040
Dow Jones & Co., Inc.                                              373,700              13,864
Gannett Co., Inc.                                                  193,400              15,230
Lear Corp.                                                         178,200               9,293
Mattel, Inc.                                                       538,500              11,265
May Department Stores Co. (The)                                    284,350               9,813
Newell Rubbermaid, Inc. (e)                                        493,368              10,997
Viacom, Inc., Class B                                              337,150              11,767
                                                                                 -------------
                                                                                       113,885
                                                                                 -------------
CONSUMER STAPLES  (8.6%)

Colgate-Palmolive Co.                                              303,600              16,067
General Mills, Inc.                                                185,150               9,696
H.J. Heinz Co.                                                     272,650              10,263
Kimberly-Clark Corp.                                               225,400              14,872
Kraft Foods, Inc., Class A                                         329,200              11,012
PepsiCo, Inc.                                                      314,150              16,919
                                                                                 -------------
                                                                                        78,829
                                                                                 -------------
ENERGY  (7.4%)

BP PLC ADR                                                         201,500              13,081
ChevronTexaco Corp.                                                267,650              16,616
Exxon Mobil Corp.                                                  267,750              16,952
Kerr-McGee Corp.                                                    47,263               3,670
Marathon Oil Corp.                                                 302,350              14,313
Unocal Corp.                                                        67,755               3,666
                                                                                 -------------
                                                                                        68,298
                                                                                 -------------
FINANCIALS  (26.8%)

A.G. Edwards, Inc.                                                 238,500              10,282
Alliance Capital Management Holding LP                             169,809               7,986
American Express Co.                                               126,900               6,872
AmSouth Bancorp                                                    356,542               8,906
Astoria Financial Corp. (e)                                        182,650               6,864
Bank of America Corp.                                              345,150              16,101
Bank of New York Co., Inc. (The)                                   449,650              13,602
Citigroup, Inc.                                                    416,000              19,852
Colonial BancGroup, Inc. (The)                                     271,000               5,520
Comerica, Inc.                                                     251,665              14,365
Goldman Sachs Group, Inc. (The)                                     96,000              10,445
J.P. Morgan Chase & Co.                                            367,550              13,434
Lehman Brothers Holdings, Inc.                                     171,200              15,610
MBIA, Inc.                                                         161,850               9,484
Mellon Financial Corp.                                             530,100              15,203
Merrill Lynch & Co., Inc.                                          256,400              15,020
Northern Trust Corp. (e)                                           228,400               9,650
PNC Financial Services Group, Inc. (The)                           189,450               9,973

Provident Financial Services, Inc.                                 251,400               4,480
Safeco Corp.                                                       307,176              14,649
South Financial Group, Inc. (The)                                  226,968               6,968
UnionBanCal Corp.                                                  179,598              11,117
                                                                                 -------------
                                                                                       246,383
                                                                                 -------------
HEALTH CARE  (5.3%)

Abbott Laboratories                                                332,750              15,303
Hillenbrand Industries, Inc.                                       163,096               9,200
Johnson & Johnson                                                  151,750               9,955
Wyeth                                                              345,200              14,091
                                                                                 -------------
                                                                                        48,549
                                                                                 -------------
INDUSTRIALS  (12.7%)

Avery Dennison Corp.                                               163,808               9,943
Cintas Corp.                                                       210,850               9,231
Dover Corp.                                                        354,750              13,718
Emerson Electric Co.                                               209,700              13,907
General Electric Co.                                               541,600              19,065
Honeywell International, Inc.                                      493,450              18,737
Lockheed Martin Corp.                                              239,400              14,177
Pall Corp.                                                         266,131               7,204
Parker Hannifin Corp.                                               60,750               3,997
Pitney Bowes, Inc.                                                 147,648               6,771
                                                                                 -------------
                                                                                       116,750
                                                                                 -------------
INFORMATION TECHNOLOGY  (5.7%)

Automatic Data Processing, Inc.                                    237,600              10,207
Diebold, Inc.                                                      176,150               9,401
Harris Corp.                                                        54,650               3,645
Intersil Corp., Class A                                            461,950               7,788
Microsoft Corp.                                                    170,500               4,293
Nokia Corp. ADR                                                    651,500              10,516
Tektronix, Inc.                                                    230,800               6,675
                                                                                 -------------
                                                                                        52,525
                                                                                 -------------
MATERIALS  (8.2%)

Air Products & Chemicals, Inc.                                     166,150              10,404
Alcoa, Inc.                                                        331,000              10,632
E.I. du Pont de Nemours & Co.                                      308,000              16,416
International Paper Co.                                            355,950              13,295
Rohm & Haas Co.                                                    212,900              10,255
Sappi Ltd. ADR                                                     557,135               7,477
Valspar Corp. (The)                                                146,750               6,773
                                                                                 -------------
                                                                                        75,252
                                                                                 -------------
TELECOMMUNICATION SERVICES  (4.9%)

BellSouth Corp.                                                    700,850              18,082
Sprint Corp.                                                       368,800               8,733
Verizon Communications, Inc.                                       506,610              18,223
                                                                                 -------------
                                                                                        45,038
                                                                                 -------------
UTILITIES  (2.7%)

Dominion Resources, Inc.                                            65,250               4,700
NiSource, Inc.                                                     198,850               4,502
Pepco Holdings, Inc.                                               201,588               4,443
Southern Co.                                                       202,850               6,515
Xcel Energy, Inc. (e)                                              252,480               4,474
                                                                                 -------------
                                                                                        24,634
                                                                                 -------------
TOTAL COMMON STOCKS (COST $762,780)                                                    870,143
                                                                                 -------------

SHORT-TERM INVESTMENTS  (1.5%)

Boston Global Investment Trust - Enhanced Portfolio (f)         13,512,675              13,513
                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,513)                                                           13,513
                                                                                                 -----------

REPURCHASE AGREEMENTS (3.5%)

Merrill Lynch & Co., Inc., 2.535% dated 02/28/05,
to be repurchased on 03/01/05, repurchase price $32,342,640 (collateralized by
FNMA obligations 5.500%-6.000% 03/01/24-08/01/34; total market value
$32,989,360)                                                                     $    32,340          32,340
                                                                                                 -----------

TOTAL REPURCHASE AGREEMENTS (COST $32,340)                                                            32,340
                                                                                                 -----------

TOTAL INVESTMENTS (COST $808,633) (a) - 99.7%                                                        915,996
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                                           2,672
                                                                                                 -----------
NET ASSETS - 100.0%                                                                              $   918,668
                                                                                                 ===========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITITES SUPER SHORT INCOME PLUS FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                SHARES
                                                  OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                              -----------     -----------
ASSET BACKED SECURITIES (8.5%)
DIVERSIFIED FINANCIAL SERVICES (8.5%)

College Loan Corp. Trust, Ser
2005-1,Class A1, 2.730%, 01/25/14 (f)         $       750     $       750
Collegiate Funding Services Education
Loan, Ser 2003-B, Class A6, 2.550%,
12/28/43 (f)                                          750             750
Education Loans, Inc., Ser 2003-1, Class
 A, 2.650%, 12/01/35 (f)                              750             750
KeyCorp Student Loan Trust, Ser
2004-A, Class 1A1, 2.740%, 04/27/17                   742             742
Nelnet Student Loan Corp., Ser 2002-A,
 Class A7, 2.570%, 06/01/35 (f)                       750             750
SLM Student Loan Trust, Ser 2003-11,
Class A1, 2.490%, 09/15/09 (f)                         58              58
SLM Student Loan Trust, Ser 2004-2,
Class A2, 2.720%, 04/25/13 (f)                      1,750           1,749
                                                              -----------
TOTAL ASSET BACKED SECURITIES (COST $5,550)                         5,549
                                                              -----------

CORPORATE BONDS (1.1%)
DIVERSIFIED FINANCIAL SERVICES (1.1%)

Education Funding Capital Trust I, Ser
A1-8, 2.650%, 06/01/42 (f)                            750             750
                                                              -----------
TOTAL CORPORATE BONDS (COST $750)                                     750
                                                              -----------

TAXABLE MUNICIPAL BONDS (3.4%)
CALIFORNIA (1.1%)

Chela Financial USA, Inc., Student
Loans, Ser 2002E-6, RB, 2.630%,
12/01/37 (f)                                          750             750
                                                              -----------
WASHINGTON (2.3%)

Student Loan Finance Association,
Guaranteed Student Loans Ser A-7,
RB, 2.610%, 06/01/38, (f)                             750             750

Student Loan Finance Association,
Guaranteed Student Loans Ser A-8,
RB, 2.650%, 06/01/38, (f)                             750             750
                                                              -----------
                                                                    1,500
                                                              -----------
TOTAL TAXABLE MUNICIPAL BONDS (COST $2,250)                         2,250
                                                              -----------

U.S. GOVERNMENT AGENCIES (83.1%)
FANNIE MAE (38.0%)

2.460%, 03/23/05 (f)                                2,000           2,000
1.750%, 05/23/05                                    1,000             998
2.308%, 09/06/05 (f)                                2,500           2,498

2.742%, 10/07/05 (f)                          3,000           2,999
2.330%, 12/09/05 (f)                          2,500           2,499
3.750%, 05/17/07, Callable 05/17/05 @
100                                             350             349
6.942%, 08/01/07 (f)                            318             335
3.000%, 08/15/07                                350             343
6.000%, 07/25/08 Ser 1993-1997, Class
PH                                              165             165

4.500%, 04/01/10                              1,036           1,040
4.500%, 11/25/14 Ser 2003-18, Class
DA (f)                                          102             102
4.000%, 11/25/16 Ser 2003-9, Class
UA                                              432             431
3.000%, 06/25/19                              1,040           1,024
5.101%, 05/01/32 (f)                            726             742
3.250%, 11/25/32                                465             461
3.476%, 04/01/33 (f)                          1,034           1,052
3.171%, 05/01/33 (f)                            857             866
3.818%, 06/01/33 (f)                          1,795           1,801
3.679%, 08/01/33 (f)                            999             986
3.859%, 09/01/33 (f)                            711             724
3.743%, 10/01/33 (f)                            840             864
3.364%, 01/01/34 (f)                            560             565
4.336%, 03/01/34 (f)                            966             957
4.357%, 03/01/34 (f)                          1,069           1,075
                                                        -----------
                                                             24,876
                                                        -----------

FEDERAL FARM CREDIT BANK (9.1%)

2.580%, 04/29/05 (f)                          2,000           2,000
2.125%, 08/15/05                              1,490           1,484
2.520%, 12/01/06 (f)                          2,500           2,499
                                                        -----------
                                                              5,983
                                                        -----------

FEDERAL HOME LOAN BANK (4.6%)

1.450%, 03/11/05                              1,000           1,000
1.625%, 06/15/05                              2,000           1,993
                                                        -----------
                                                              2,993
                                                        -----------

FREDDIE MAC (30.7%)

2.349%, 03/08/05 (c)                          4,000           3,997
2.685%, 05/10/05 (c)                          1,000             995
2.415%, 09/09/05 (f)                          2,500           2,500
2.550%, 10/07/05 (f)                          2,000           2,000
2.725%, 11/07/05 (f)                          2,500           2,501
2.000%, 02/23/06                                350             345
7.200%, 10/01/06                                 14              15
4.000%, 11/15/06                                134             134
2.400%, 03/29/07                                350             341
4.500%, 03/01/08                                930             939
4.000%, 06/01/08                                572             572
5.000%, 05/15/11, Class BA                      195             195
4.000%, 11/15/11                                743             744
3.750%, 12/15/11, Class AB (f)                  461             457
5.000%, 04/15/13, Class MF                      287             289
5.000%, 02/15/14, Class AB                      706             713
4.500%, 05/15/14, Class NM                      119             120
5.500%, 12/15/15                                339             344
5.000%, 04/15/16, Class LB                      197             197
3.500%, 05/15/19, Class AU                      526             523
5.000%, 12/15/20, Class NA (f)                  616             625
4.000%, 04/15/21, Class PJ (f)                  330             329
3.500%, 12/15/21, Class HA                       16              16
3.344%, 07/01/33 (f) (b)                          0               0

3.678%, 08/01/33 (f)                                    1,001          1,000
5.018%, 04/01/34 (f)                                      235            240
                                                                 -----------
                                                                      20,131
                                                                 -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.3%)

4.000%, 10/20/21                                          181            181
                                                                 -----------
TENNESSEE VALLEY AUTHORITY STRIPS (0.4%)

Tennessee Valley Authority, 3.355%,
10/15/05 (c)                                              300            294
                                                                 -----------

TOTAL U.S. GOVERNMENT AGENCIES (COST $54,628)                         54,458
                                                                 -----------

REPURCHASE AGREEMENTS (3.5%)

Merrill Lynch & Co., Inc., 2.535% ,
dated 02/28/05, to be repurchased on
03/01/05, repurchase price $1,188,423
(collateralized by U.S. Government
obligations, 5.000% due 09/01/18; total
market value $1,213,447)                                1,188          1,188

UBS Warburg LLC, 2.575% , dated
02/28/05, to be repurchased on 03/01/05,
repurchase price $1,121,054 (collateralized
 by U.S. Government obligations, 5.500%
 due 12/15/31; total market value
$ 1,145,567)                                            1,121          1,121
                                                                 -----------

TOTAL REPURCHASE AGREEMENTS (COST $2,309)                               2,309
                                                                 -----------

MONEY MARKET FUNDS (0.3%)

Dreyfus Government Cash Management
Money Market Fund                                     100,000            100
Federated Government Obligations
Fund                                                  100,000            100
                                                                 -----------
TOTAL MONEY MARKET FUNDS (COST $200)                                     200
                                                                 -----------

TOTAL INVESTMENTS (COST $65,687) (a) - 99.9%                          65,516
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              90
                                                                 -----------
NET ASSETS - 100.0%                                              $    65,606
                                                                 ===========

-------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
FLORIDA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     -------------      -------------
MUNICIPAL BONDS  (87.3%)
FLORIDA  (71.8%)

Alachua County Health Facilities
Authority, Shands Teaching Hospital, Ser
 B, RB, MBIA, 1.800%, 12/01/26, (f)                  $      2,000       $      2,000

Brevard County School Board, COP,
AMBAC, 5.500%, 07/01/17                                     1,360              1,517

Brevard County School Board, COP,
AMBAC, 5.500%, 07/01/18                                     3,015              3,357

Brevard County Utility Authority, RB,
FGIC, 5.250%, 03/01/13, Callable
03/01/12 @ 100                                              1,000              1,105

Brevard County Utility Authority, RB,
FGIC, 5.250%, 03/01/14, Callable
03/01/12 @ 100                                              1,000              1,106

Collier County Water - Sewer District,
Ser B, RB, FSA, 5.500%, 07/01/16,
Callable 07/01/13 @ 100                                     2,125              2,381

Dade County Aviation Authority, Ser
A, RB, AMBAC, 6.000%, 10/01/09,
Callable  10/01/05  @  102                                    500                520

Dade County Ser CC, GO, AMBAC,
7.125%, 10/01/15                                            2,380              2,993

Daytona Beach Utility Systems
Authority, Ser D, RB, FSA, 5.250%,
11/15/15, Callable 11/15/12 @ 100                           1,000              1,104

Deerfield Beach Water & Sewer
Authority, Refunding & Improvement
Project, RB, FGIC, 6.125%, 10/01/06                           140                144

Escambia County Sales Tax Authority,
RB, AMBAC, 5.250%, 10/01/15,
Callable 10/01/12 @ 101                                     2,165              2,400

Florida State Board of Education,
Capital Outlay, GO, ETM, 9.125%,
06/01/14                                                      950              1,258

Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.250%, 06/01/11, Callable
06/01/08 @ 101                                              1,000              1,080

Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.500%, 06/01/15, Callable
06/01/11 @ 101                                              3,000              3,360

Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.375%, 06/01/18, Callable
06/01/12 @ 101                                              2,130              2,362

Florida State Board of Education,

Capital Outlay, Public Education Project,
Ser C, GO, 5.400%, 06/01/10, Callable
06/01/05 @ 101                                              2,745              2,795

Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser D, GO, 5.375%, 06/01/15, Callable
06/01/12 @ 100                                              1,535              1,700

Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser D, GO, 5.625%, 06/01/15, Callable
06/01/10 @ 101                                              1,235              1,380

Florida State Board of Education,
Capital Outlay, Ser C, GO, ETM,
7.100%, 06/01/07, Callable 06/01/05 @
100                                                           190                190

Florida State Board of Education,
Lottery Revenue, Ser A, RB, AMBAC,
5.000%, 07/01/22, Callable 07/01/15 @
101                                                         4,355              4,688

Florida State Board of Education,
Lottery Revenue, Ser A, RB, FGIC,
6.000%, 07/01/12, Callable 07/01/10 @
100                                                         1,295              1,481

Florida State Board of Education,
Lottery Revenue, Ser A, RB, FGIC,
5.375%, 07/01/15, Callable 07/01/12 @
101                                                         3,500              3,901

Florida State Board of Education,
Lottery Revenue, Ser B, RB, FGIC,
5.500%, 07/01/12, Callable 07/01/10 @
101                                                         4,050              4,559

Florida State Board of Education,
Public Education Project, Ser H, GO,
FSA, 5.250%, 06/01/11                                       2,150              2,386

Florida State Boynton Beach, Utility
System Authority, RB, FGIC, 5.500%,
11/01/16                                                    1,310              1,516

Florida State Divsion of Bond Finance,
Department of Environmental Protection
& Preservation, Ser 2000-A, RB, FGIC,
5.375%, 07/01/11, Callable 07/01/09 @
101                                                         2,130              2,341

Florida State Housing Financing
Authority, Homeowner Mortgage Project,
Ser 7, RB, AMT, FSA, 5.200%,
01/01/31, Callable 07/01/09 @ 100                             390                399

Florida State Turnpike Authority,
Department of Transportation Project, Ser
B, RB, AMBAC, 5.250%, 07/01/14,
Callable 07/01/13 @ 101                                     2,215              2,476

Greater Orlando Aviation Authority,
Airport Facilities, RB, AMT, FGIC,
5.500%, 10/01/17                                            1,810              2,035

Hillsborough County Community
Improvement Tax, RB, AMBAC,
5.000%, 11/01/25, Callable 11/01/13 @
101                                                         2,345              2,474

Hillsborough County Industrial
Development Authority, University
Community Hospital Project, RB, MBIA,

 6.500%, 08/15/19                                             145                179

Jacksonville Electric Authority,
Electrical Systems Project, Ser 3-A, RB,
5.250%, 10/01/13, Callable 10/01/07 @
101                                                         1,000              1,075

Jacksonville Health Facilities Authority,
 Charity Obligation Group, Ser C, RB,
5.750%, 08/15/13, Prerefunded 08/15/11 @
101 (g)                                                     3,090              3,460

Jacksonville Sales Tax Revenue, RB,
AMBAC, 5.500%, 10/01/13, Callable
10/01/11 @ 100                                              1,435              1,614

Jacksonville Sales Tax Revenue, RB,
AMBAC, 5.500%, 10/01/14, Callable
10/01/11 @ 100                                              1,200              1,347

Jacksonville Sales Tax Revenue, RB,
AMBAC, 5.500%, 10/01/15, Callable
10/01/11 @ 100                                              1,550              1,735

Lee County Industrial Development
Authority, Bonita Springs Utilities
Project, RB, AMT, MBIA, 5.750%,
11/01/10, Callable 11/01/06 @ 101                           1,480              1,560

Lee County Memorial Health Systems
Hospital, Ser A, RB, FSA, 5.750%,
04/01/15, Callable 04/01/12 @ 100                           1,000              1,135

Lee County Transportation Facility
Authority, Ser A, RB, AMBAC, 5.500%,
 10/01/13, Callable 10/01/11 @ 100                          2,000              2,250

Lee County Transportation Facility
Authority, Ser A, RB, AMBAC, 5.000%,
 10/01/27, Callable 10/01/14 @ 100                          6,000              6,308

Manatee County Improvement Project,
RB, FGIC, 5.000%, 10/01/23, Callable
10/01/14 @ 100                                              2,095              2,226

Miami Parking Facilities Authority,
RB, MBIA, 5.250%, 10/01/15                                  1,000              1,118

Naples, Water & Sewer Revenue, RB,
4.000%, 09/01/05                                            1,000              1,009

Ocala Capital Improvements, RB,
AMBAC, 5.375%, 10/01/17, Callable
10/01/13 @ 100                                              1,610              1,795

Ocala Capital Improvements, RB,
AMBAC, 5.375%, 10/01/18, Callable
10/01/13 @ 100                                              1,700              1,892

Orange County Health Facilities
Authority, Ser C, RB, MBIA,
6.250%, 10/01/16                                            4,855              5,898

Orange County School Board, Ser A,
COP, MBIA, 5.500%, 08/01/18, Callable
 08/01/12 @ 100                                             2,335              2,602

Orange County Tourist Development
Tax Revenue, RB, AMBAC,, 5.500%,
10/01/11, Callable 10/1/09 @ 100                            3,030              3,333

Osceola County Tourist Development
Tax Authority, Ser A, RB, FGIC,
5.500%, 10/01/15, Callable 10/01/12 @
100                                                         1,000              1,124

Palm Beach County Criminal Justice
Facility, RB, 5.000%, 06/01/15                              1,865              2,057

Palm Beach County Land Acquisition
Program, Ser A, GO, 5.375%, 06/01/13,
Callable 06/01/11 @ 100                                     2,260              2,516

Palm Beach County Land Acquisition
Program, Ser A, GO, 5.375%, 06/01/14,
Callable 06/01/11 @ 100                                     1,050              1,171

Palm Beach County Land Acquisition
Program, Ser A, GO, 5.500%, 06/01/16,
Callable 06/01/11 @ 100                                     1,200              1,340

Palm Beach County School Board
Authority, Ser C, COP, FSA, 5.500%,
08/01/14, Callable 08/01/12 @ 100                           2,735              3,089

Palm Beach County School Board
Authority, Ser C, COP, FSA, 5.500%,
08/01/19, Callable 08/01/12 @ 100                           3,305              3,684

Palm Beach County Solid Waste
Authority, Ser A, RB, AMBAC,
6.000%, 10/01/09                                              300                339

Pensacola Airport Authority, Ser A,
RB, AMT, AMBAC, 6.250%, 10/01/09                              505                565

Pensacola Airport Authority, Ser A,
RB, AMT, MBIA, 6.000%, 10/01/12,
Callable 10/01/08 @ 102                                     1,075              1,187

Plant City Utility Systems Authority,
Refunding & Improvements Project, RB,
MBIA, 6.000%, 10/01/15                                        400                468

Polk County School District Sales Tax
Authority, RB, FSA, 5.250%, 10/01/15,
Callable 10/01/14 @ 100                                     2,000              2,234

Polk County Utility Systems
Authority, RB, FGIC, 6.000%,
10/01/08                                                    1,855              1,977

Port Orange Water & Sewer Authority,
RB, AMBAC, 5.000%, 10/01/16,
Callable 10/01/12 @ 101                                     1,095              1,188

Reedy Creek Improvements District, Ser
 1, RB, MBIA, 6.000%, 10/01/05                              2,645              2,703

Tampa Guaranteed Entitlement                                  500                585
Authority, RB, AMBAC, 6.000%,
10/01/18

Tampa Sales Tax Authority, Ser A,
RB, AMBAC, 5.375%, 10/01/14,
Callable 10/01/11 @ 101                                     1,640              1,837
                                                                             -------
                                                                             129,608
                                                                             -------
PUERTO RICO  (15.5%)

Puerto Rico Commonwealth Highway &
 Transportation Authority, RB, FGIC,
5.250%, 07/01/15, Callable 07/01/13 @
100                                                         5,860              6,523

Puerto Rico Commonwealth Highway &
 Transportation Authority, Ser G, RB,
FGIC, 5.250%, 07/01/15, Callable
07/01/13 @ 100                                              3,000              3,340

Puerto Rico Commonwealth, Highway
& Transportation Authority, Ser I, RB,
FGIC, 5.000%, 07/01/23, Callable
07/01/14 @ 100                                              4,000              4,274

Puerto Rico Commonwealth, Municipal
Finance Agency, Ser A, RB, FSA,

5.250%, 08/01/14, Callable 08/01/12 @
100                                                         6,965              7,750

Puerto Rico Commonwealth, Municipal
Finance Agency, Ser A, RB, FSA,
5.250%, 08/01/16, Callable 08/01/12 @
100                                                         1,020              1,125

Puerto Rico Commonwealth, Tax &
Revenue Authority, 3.000%, 07/29/05                         5,000              5,016
                                                                        ------------
                                                                              28,028
                                                                        ------------
TOTAL MUNICIPAL BONDS (COST $153,146)                                        157,636
                                                                        ------------

REPURCHASE AGREEMENT  (5.3%)

Deutsche Bank AG,
2.535% dated 02/28/05, to be repurchased
on 03/01/05, repurchase price $9,526,097
(collateralized by United States
Treasury Obligations 8.750% 08/15/20;
total market value $9,717,300)                              9,525              9,525
                                                                        ------------
TOTAL REPURCHASE AGREEMENT (COST $9,525)                                       9,525
                                                                        ------------
MONEY MARKET FUNDS  (9.3%)

Federated Tax-Free Obligations Fund                     8,811,907              8,812
SEI Tax Exempt Trust, Institutional                     7,891,069              7,891
                                                                        ------------
Tax Free Fund

TOTAL MONEY MARKET FUNDS (COST $16,703)                                       16,703
                                                                        ------------

TOTAL INVESTMENTS (COST $179,374) (a) - 101.9%                               183,864
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%                                (3,368)
                                                                        ------------
NET ASSETS   -   100.0%                                                 $    180,496
                                                                        ============

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
GEORGIA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                     -------------      ------------
MUNICIPAL BONDS  (96.7%)
GEORGIA  (93.7%)

Association County Commissioners of
Georgia Leasing Program, Georgia Public
Purpose Project, COP, 5.250%, 04/01/21,
 Callable 04/01/14 @ 102                             $      2,680       $     2,942

Athens Housing Authority, Student
Housing Lease Project, RB, AMBAC,
5.250%, 12/01/21, Callable 12/01/12 @ 100                   1,000             1,090

Atlanta Airport Project, Ser A, RB,
FSA, AMT, 5.375%, 01/01/19, Callable
07/01/14 @ 100                                              5,000             5,441

Atlanta Downtown Development
Authority
Underground Atlanta Project, RB,
AMBAC, 1.830%, 10/01/16, (f)                                2,000             2,000

Augusta Water & Sewer Authority, RB,
 FSA, 5.250%, 10/01/34, Callable
10/01/14 @ 100                                              1,000             1,076

Brunswick Water & Sewer, Refunding
& Improvement Project, RB, MBIA,
6.100%, 10/01/14                                            1,000             1,175

Burke County Development Authority
Pollution Control, Vogtle Project, RB,
1.950%, 10/01/32, (f)                                         650               650

Burke County Development Authority,
Pollution Control, Vogtle Project, RB,
2.000%, 10/01/32, (f)                                       3,285             3,285

Carrollton Payroll Development
Authority, UWG Campus Center, RB,
MBIA, 5.250%, 08/01/27, Callable
8/01/14 @ 100                                               1,650             1,772

Central Valdosta Development
Authority, Lowndes County Judical
Project, RB, 5.250%, 06/01/21, Callable
06/01/13 @ 102                                              1,885             2,058

Clarke County Hospital Authority,
Athens Regional Medical Center Project,
RB, MBIA, 5.375%, 01/01/07                                  1,425             1,493

Cobb County Development Authority
University, Kennesaw State University
Project, Ser A, RB, MBIA, 5.000%,
07/15/29, Callable 7/15/14 @ 100                            2,000             2,087

Cobb County Development Authority,
Kennesaw State University Project, RB,
MBIA, 5.000%, 5.00% 07/15/2029
07/15/29, Continuously Callable 7/15/14

@ 100                                                       2,250             2,347

Cobb-Marietta County Coliseum &
Exhibit Hall Project, RB, MBIA,
5.500%, 10/01/12                                              940             1,049

Columbus Water & Sewer, RB, MBIA,
5.000%, 05/01/25, Callable 05/01/14 @
100                                                         1,000             1,054

Dalton Utilities, RB, MBIA, 6.000%,
01/01/08                                                    3,240             3,521

Dekalb County Public Safety & Judicial
Facilities Authority, Public Safety &
Judicial Facility Project, RB, CNTY
GTP, 5.000%, 12/01/29, Callable
01/01/14 @ 101                                              1,000             1,048

Dougherty County School District,
Sales Tax Authority,  GO, 4.000%,
03/01/07                                                    2,000             2,052

Douglasville - Douglas County Water
& Sewer Authority, RB, AMBAC,
5.625%, 06/01/15                                            1,390             1,563

Floyd County Georgia School District,
RB, 4.000%, 08/01/07                                        2,000             2,059

Forsyth County Hospital Authority,                          1,000             1,285
Baptist Health Care System Project, RB,
ETM, 6.375%, 10/01/28

Fulton County Development Authority,
Georgia Tech Athletic Association, RB,
AMBAC, 5.000%, 10/01/07                                     1,000             1,056

Fulton County Development Authority,
Molecular Science Building Project, RB,
MBIA, 5.250%, 05/01/22, Callable
05/01/14 @ 100                                              2,370             2,584

Fulton County Development Authority,
Molecular Science Building Project, RB,
MBIA, 5.250%, 05/01/27, Callable
05/01/14 @ 100                                              3,375             3,633

Fulton County Water & Sewer, RB,
FGIC, 5.000%, 01/01/24, Callable
01/01/14 @ 100                                              2,000             2,111

Georgia State Municipal Electric
Authority, RB, ETM, 8.000%,
01/01/15                                                    1,900             2,514

Georgia State Private College &
Universities Facilities Authority, Mercer
University Project, RB, ETM, MBIA,
6.400%, 11/01/11                                            1,675             1,926

Georgia State Ser B, GO, 6.250%,
04/01/06                                                    2,850             2,966

Gwinnett County Development
Authority, Public Schools Project, COP,
MBIA, 5.250%, 01/01/21, Callable
01/01/14 @ 100                                              2,910             3,160

Gwinnett County Hospital Authority,
Gwinnett Hospital Systems Project, Ser
B, RB, 5.000%, 10/01/24, Callable
10/01/14 @ 100                                              1,250             1,312

Gwinnett County Public Schools
Project, COP, MBIA, 5.250%, 01/01/25,
Callable 01/01/14 @ 100                                     1,500             1,612

Gwinnett County School District, Ser
B, GO, 6.400%, 02/01/07                                     1,500             1,607

Heard County Development Authority,
Pollution Control, RB, 1.950%,
09/01/29, (f)                                                 659               659

Henry County Hospital Authority,
Henry Medical Center Project, RB,
AMBAC, 5.500%, 07/01/08, Prerefunded
07/01/07 @ 102                                              1,640             1,777

Henry County Water & Sewer, RB,
AMBAC, 6.150%, 02/01/20                                     2,100             2,582

Henry County Water & Sewer, RB,
FGIC, 5.625%, 02/01/30, Callable
02/01/10 @ 101                                              1,750             1,922

Jackson County Industrial Development
Authority, Jackson County Economic
Development, RB, MBIA, 5.000%,
04/01/23, Callable 04/01/15 @ 100                           1,250             1,325

Metropolitan Atlanta Rapid Transit
Authority, Ser E, RB, ETM, 7.000%,
07/01/11                                                    3,595             4,232

Metropolitan Atlanta Rapid Transit
Authority, Ser N, RB, 6.000%,
07/01/07                                                    2,090             2,240

Milledgeville-Baldwin County
Development Authority, Georgia College
& State University Foundation, RB,
6.000%, 09/01/33, Callable 09/01/14 @
101                                                         2,355             2,528

Newnan, Hospital Authority, Newnan
Hospital Project, RB, MBIA, 5.500%,
01/01/16, Callable 01/01/13 @100                            2,435             2,689

Newnan, Hospital Authority, Newnan
Hospital Project, RB, MBIA, 5.500%,
01/01/17, Callable 01/01/13 @ 100                           2,570             2,837

Newton County Water Authority, RB,
MBIA, 5.000%, 07/01/23, Callable
07/01/14 @ 100                                              2,475             2,624

Oconee County Industrial Development
Authority, OIIT Project, RB, 5.250%,
07/01/23, Callable 07/01/13 @ 100                           1,295             1,386

Paulding County School District, GO,
MBIA, 6.000%, 02/01/10                                      1,000             1,130

Paulding County School District, Ser
A, GO, 6.625%, 02/01/07                                     1,000             1,073

Paulding County School District, Ser
A, GO, 6.625%, 02/01/08                                       525               580

South Fulton Municipal Regional
Water & Sewer, RB, MBIA, 5.250%,
01/01/21, Callable 01/01/13 @ 100                           1,600             1,740

Upper Oconee Basin Water Authority,
RB, MBIA, 5.000%, 07/01/26, Callable
07/01/15 @ 100                                              2,000             2,104

Valdosta & Lowndes County Hospital
Authority, South Georgia Medical Center
Project, RB, AMBAC, 5.250%,
10/01/27, Callable 10/01/12 @ 101                           1,110             1,189

Vidalia Water & Sewer, RB, ETM,
6.000%, 07/01/07                                              605               651

Walker Dade & Catoosa Counties,
Hutcheson Medical Project, Ser A, RB,
FSA, 5.500%, 10/01/08, Callable
10/01/07 @ 102                                              1,370             1,480
                                                                        -----------
                                                                            102,276
                                                                        -----------

PUERTO RICO  (3.0%)

Puerto Rico Commonwealth, Public
Buildings Authority, Government
Facilities, Ser I, RB, 5.500%, 07/01/22,
Callable 07/01/14 @ 100                                     3,000             3,304
                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $101,208)                                       105,580
                                                                        -----------

MONEY MARKET FUNDS  (4.5%)

Federated Tax-Free Obligations Fund                     3,712,980             3,713
SEI Tax Exempt Trust, Institutional
Tax Free Fund                                           1,173,415             1,173
                                                                        -----------


TOTAL MONEY MARKET FUNDS (COST $4,886)                                        4,886
                                                                        -----------

TOTAL INVESTMENTS (COST $106,094) (a)   -   101.2%                          110,466
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (1.2)%                           (1,289)
                                                                        -----------
NET ASSETS   -   100.0%                                                 $   109,177
                                                                        ===========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH INCOME FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES
                                                       OR
                                                    PRINCIPAL
                                                     AMOUNT                 VALUE
                                                   -----------            ----------

CORPORATE BONDS  (89.5%)
ADVERTISING  (1.9%)

Bear Creek Corp., 9.000%, 03/01/13,
Callable 03/01/09 @ 104.50 (g)                     $        95            $       97
R.H. Donnelley Corp., 8.875%,
12/15/10, Callable 12/15/06 @ 104.438
(g)                                                        250                   276
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                     1,250                 1,466
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44
(g)                                                        250                   293
                                                                          ----------
                                                                               2,132
                                                                          ----------
AGRICULTURE (1.1%)

Seminis, Inc., 10.250%, 10/01/13,
Callable 10/01/08 @ 105.13                               1,000                 1,198
                                                                          ----------
BUILDING MATERIALS (0.7%)

Ainsworth Lumber Co., Ltd., 7.250%,
10/01/12, Callable 10/01/08 @ 103.63
(g)                                                        750                   769
                                                                          ----------

CHEMICALS (3.6%)

Equistar Chemicals LP, 10.625%,
05/01/11, Callable 05/01/07 @ 105.31                       750                   866
FMC Corp., 10.250%, 11/01/09,
Callable 11/01/06 @ 105.12                                 500                   566

Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                     1,300                 1,570
Lyondell Chemical Co., Ser A, 9.625%,
05/01/07                                                   500                   548
MacDermid, Inc., 9.125%, 07/15/11,
Callable 07/15/06 @ 104.56                                 500                   555
                                                                          ----------
                                                                               4,105
                                                                          ----------
COMMERCIAL SERVICES (4.0%)

Carriage Services, Inc., 7.875%,
01/15/15, Callable 01/15/10 @ 103.94
(g)                                                      2,850                 2,985
Rural/Metro Corp., 9.875%, 03/15/15,
Callable 03/15/10 @ 104.94 (g)                           1,500                 1,500
                                                                          ----------
                                                                               4,485
                                                                          ----------
DIVERSIFIED FINANCIAL SERVICES (7.8%)

Consolidated Communication, Inc.,
9.750%, 04/01/12, Callable 04/01/08 @
104.88 (g)                                                 250                   270
Crystal US Holdings, 9.507%,
10/01/14, Callable 10/01/09 @ 105.25 (g)
 (p)                                                     1,750                 1,260

eircom Group PLC, 8.250%, 08/15/13,
Callable 08/15/08 @ 104.125                                250                   279
Rainbow National Services LLC,
10.375%, 09/01/14, Callable 09/01/09 @
105.19 (g)                                               2,815                 3,350

Refco Finance Holdings, 9.000%,
08/01/12, Callable 08/01/08 @ 104.50
(g)                                                        170                   185
RMCC Acquisition Co., 9.500%,
11/01/12, Callable 11/01/08 @ 104.75
(g)                                                      2,000                 2,000
Telcordia Technologies, 8.875%,
03/01/13, Callable 03/01/08 @ 104.44
(g)                                                        300                   310
UGS Corp., 10.000%, 06/01/12,
Callable 06/01/08 @ 105.00 (g)                           1,000                 1,130
                                                                          ----------
                                                                               8,784
                                                                          ----------
ELECTRIC (9.0%)

Aquila, Inc., 14.875%, 07/01/12                          2,250                 3,183
Calpine Generating Co., 11.500%,
04/01/11                                                 1,000                   935
Edison Mission Energy, 10.000%,
08/15/08                                                 1,000                 1,150
FPL Energy National Wind, 6.125%,
03/25/19, (g)                                              250                   250
Mission Energy Holding Co., 13.500%,
07/15/08                                                 1,500                 1,874
MSW Energy Holdings, 8.500%,
09/01/10, Callable 09/01/07 @ 104.25                       250                   273
MSW Energy Holdings, Ser B, 7.375%,
09/01/10, Callable 09/01/07 @ 103.69                       500                   523
PSEG Energy Holdings, 10.000%,
10/01/09                                                 1,070                 1,249
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                        750                   828
                                                                          ----------

                                                                              10,265
                                                                          ----------

ELECTRONICS (0.8%)

Sanmina Corp., 10.375%, 01/15/10,                          750                   855
                                                                          ----------
Callable 01/15/07 @ 105.19

ENTERTAINMENT (1.7%)

Argosy Gaming Co., 9.000%, 09/01/11,
Callable 09/01/06 @ 104.50                               1,000                 1,113
WMG Holdings Corp., 9.530%,
12/15/14, Callable 12/15/09 @ 104.75 (g)
(p)                                                      1,100                   770
                                                                          ----------

                                                                               1,883
                                                                          ----------

FOOD (5.4%)

Merisant Co., 9.750%, 07/15/13,
Callable 07/15/08 @ 104.75 (g)                             950                   841
PSF Group Holdings, Inc., 9.250%,
06/15/11, Callable 6/15/06 @ 104.63                      2,825                 3,107
Roundy's, Inc., Ser B, 8.875%,
06/15/12, Callable 06/15/07 @ 104.44                       500                   543
Stater Brothers Holdings, Inc., 8.125%,
06/15/12, Callable 06/15/08 @ 104.06                       500                   520
Swift & Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                               1,000                 1,140
                                                                          ----------

                                                                               6,151
                                                                          ----------

FOREST PRODUCTS & PAPER (5.6%)

Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                       500                   529
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                     1,500                 1,609
Georgia-Pacific Corp., 9.500%,
12/01/11                                                 1,500                 1,869
Neenah Paper, Inc., 7.375%, 11/15/14,
Callable 11/15/09 @ 103.69 (g)                             500                   505
Tembec Industries, Inc., 8.500%,
02/01/11                                                 1,820                 1,820
                                                                          ----------

                                                                               6,332
                                                                          ----------
HEALTHCARE - PRODUCTS (3.3%)

MQ Associates, Inc., 11.105%,
08/15/12, Callable 08/15/08 @ 109.00
(p)                                                      2,875                 2,127
Universal Hospital Services Inc.,
10.125%, 11/01/11, Callable 11/01/07 @
105.06                                                   1,500                 1,553
                                                                          ----------

                                                                               3,680
                                                                          ----------

HEALTHCARE - SERVICES (9.3%)

Ardent Health Services LLC, 10.000%,
08/15/13, Callable 08/15/08 @ 105                        1,750                 1,846
HealthSouth Corp., 10.750%, 10/01/08,
Callable 10/01/05 @ 103.58                               1,000                 1,053
Pacificare Health Systems, Inc.,
10.750%, 06/01/09, Callable 06/01/06 @
105.38                                                     975                 1,097

Select Medical Corp., 7.625%,
02/01/15, Callable 02/01/10 @ 103.81
(g)                                                        700                   724
Tenet Healthcare Corp., 9.875%,
07/01/14, (g)                                            2,750                 2,928
United Surgical Partners, Inc., 10.000%,
12/15/11, Callable 12/15/06 @ 105.00                       710                   795

US Oncology, Inc., 10.750%, 08/15/14,
Callable 08/15/09 @ 105.38 (g)                           1,900                 2,184
                                                                          ----------

                                                                              10,627
                                                                          ----------

HOLDING COMPANIES-DIVERSIFIED (0.5%)

Leucadia National Corp., 7.000%,
08/15/13                                                   500                   509
                                                                          ----------
INSURANCE (3.9%)

AFC Capital Trust I, Ser B, 8.207%,
02/03/27                                                 1,000                 1,087
Fairfax Financial Holdings Ltd.,
8.300%, 04/15/26                                         3,250                 3,299
                                                                          ----------
                                                                               4,386
                                                                          ----------

LODGING (0.2%)

Mandalay Resort Group, Ser B,
10.250%, 08/01/07                                          250                   281
                                                                          ----------
MACHINERY DIVERSIFIED (2.0%)

Cummins, Inc., 9.500%, 12/01/10,
Callable 12/01/06 @ 104.75                                 500                   561
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105.00                     1,500                 1,657
                                                                          ----------
                                                                               2,218
                                                                          ----------

MEDIA (9.0%)

Dex Media, Inc., 8.502%, 11/15/13,
Callable 11/15/08 @ 104.50 (p)                           1,500                 1,181
EchoStar DBS Corp., 9.125%,
01/15/09, Callable 01/15/06 @ 104.56                       575                   623
EchoStar DBS Corp., 6.375%,
10/01/11                                                   500                   515
Houghton Mifflin Co., 12.554%,
10/15/13, (c) (p)                                        2,500                 1,763
Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31                     2,750                 3,162
Mediacom Corp., 9.500%, 01/15/13,
Callable 01/15/06 @ 104.75                               2,825                 2,945
                                                                          ----------
                                                                              10,189
                                                                          ----------
METAL FABRICATE/HARDWARE (1.9%)

Mueller Holdings, Inc., 11.145%,
04/15/14, Callable 4/15/09 @ 107.38 (c)
(p)                                                      3,000                 2,168
                                                                          ----------
MISCELLANEOUS MANUFACTURER (2.5%)

Borden Chemical, Inc., 7.875%,
02/15/23                                                 2,750                 2,516
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94                                 250                   285
                                                                          ----------
                                                                               2,801
                                                                          ----------
OFFICE / BUSINESS EQUIPMENT (2.1%)

Xerox Corp., 9.750%, 01/15/09                            2,000                 2,323
                                                                          ----------
OIL & GAS (2.2%)

AmeriGas Partners/Eagle Finance, Ser B,
8.875%, 05/20/11, Callable 05/20/06 @
104.40                                                     500                   545
Chesapeake Energy Corp., 9.000%,                         1,000                 1,140
08/15/12, Callable 08/15/07 @ 104.50
Swift Energy Co., 9.375%, 05/01/12,
Callable 05/01/07 @ 104.69                                 750                   834
                                                                          ----------
                                                                               2,519
                                                                          ----------
PACKAGING & CONTAINERS (2.5%)

Berry Plastics Corp., 10.750%,
07/15/12, Callable 07/15/07 @ 105.38                       500                   570
CROWN EURO Holdings SA, 9.500%,
03/01/11, Callable 03/01/07 @ 104.75                       500                   563
Plastipak Holdings, Inc., 10.750%,
09/01/11, Callable 09/01/06 @ 105.38                     1,000                 1,130
Stone Container Corp., 9.250%,
02/01/08                                                   500                   551
                                                                          ----------
                                                                               2,814
                                                                          ----------
REAL ESTATE (0.4%)

CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                       413                   472
                                                                          ----------
REITS (0.2%)

Host Marriott LP, Ser G, 9.250%,
10/01/07                                                   250                   275
                                                                          ----------
RETAIL (4.3%)

AutoNation, Inc., 9.000%, 08/01/08                       1,500                 1,695
Toys "R" Us, Inc, 7.375%, 10/15/18                       1,250                 1,175
Toys "R" Us, Inc, 8.750%, 09/01/21                       1,700                 1,717
United Auto Group, Inc., 9.625%,                           250                   278
                                                                          ----------

03/15/12, Callable 03/15/07 @ 104.81
                                                                               4,865
                                                                          ----------
TELECOMMUNICATIONS (3.6%)

Citizens Communications Co., 9.250%,
05/15/11                                                 1,000                 1,153
PanAmSat Holding Corp., 9.000%,
08/15/14, Callable 08/15/09 @ 104.50                     1,450                 1,594
Rogers Wireless, Inc., 7.250%,
12/15/12                                                   185                   200
Rogers Wireless, Inc., 6.375%,
03/01/14                                                   250                   257
Rogers Wireless, Inc., 9.750%,
06/01/16                                                   500                   618
Zeus Special Ltd., 10.204%, 02/01/15,
Callable 02/01/10 @ 104.63                                 375                   250
                                                                          ----------
                                                                               4,072
                                                                          ----------
TOTAL CORPORATE BONDS (COST $97,500)                                         101,158
                                                                          ----------
PREFERRED STOCK (2.2%)
MEDIA (2.2%)

Primedia, Inc., Ser H                                   25,000                 2,494
                                                                          ----------
TOTAL PREFERRED STOCK (COST $2,375)                                            2,494
                                                                          ----------
YANKEE DOLLAR (3.2%)
FOOD (1.0%)

Burns, Philp Capital Property, 9.750%,
07/15/12, Callable 07/15/07 @ 104.88                     1,000                 1,105
                                                                          ----------
TELECOMMUNICATIONS (0.9%)

National Cable PLC, 7.660%, 10/15/12,
Callable 04/15/05 @ 103.00 (g) (f)                       1,000                 1,031
                                                                          ----------
TRANSPORTATION (1.3%)

Ultrapetrol Ltd., 9.000%, 11/24/14,
Callable 11/24/09 @ 104.50 (g)                           1,500                 1,450
                                                                          ----------
TOTAL YANKEE DOLLAR (COST $3,525)                                              3,586
                                                                          ----------

SHORT-TERM INVESTMENT (1.3%)

CSFB Enhanced Liquidity Portfolio (m)                1,432,500                 1,433
                                                                          ----------
TOTAL SHORT-TERM INVESTMENT (COST $1,433)                                      1,433
                                                                          ----------
REPURCHASE AGREEMENT (2.8%)

Merrill Lynch & Co., Inc., 2.535%
dated 02/28/05, to be repurchased
03/01/05, repurchase price $3,200,217
(collaterized by FNMA Obligations
5.0000% 12/01/23; total market value
$3,267,268)                                              3,200                 3,200
                                                                          ----------
TOTAL REPURCHASE AGREEMENT (COST $3,200)                                       3,200
                                                                          ----------

TOTAL INVESTMENTS (COST $108,033) (a)   -   99.0%                            111,871
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.0%                               1,118
                                                                          ----------
NET ASSETS   -   100.0%                                                   $  112,989
                                                                          ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES
                                                                   OR
                                                               PRINCIPAL
                                                                 AMOUNT                                    VALUE
                                                              ------------                             -------------
CORPORATE BONDS  (27.2%)
AIRLINES  (0.5%)

Southwest Airlines Co., 5.125%, 03/01/17                      $      3,220                             $       3,098
                                                                                                       -------------
AUTO MANUFACTURERS  (1.8%)

American Honda Finance Corp., 3.850%, 11/06/08 (g)                   1,540                                     1,514
DaimlerChrysler AG, 8.500%, 01/18/31                                 1,740                                     2,217
Ford Motor Co., 7.450%, 07/16/31                                     6,510                                     6,278
                                                                                                       -------------
                                                                                                              10,009
                                                                                                       -------------

BANKS  (1.1%)

Bank of America Corp., 7.400%, 01/15/11                              3,510                                     4,012
Bank One Corp., 7.625%, 08/01/05                                     1,675                                     1,706
Wells Fargo & Co., 4.800%, 07/29/05                                    585                                       589
                                                                                                       -------------
                                                                                                               6,307
                                                                                                       -------------

BEVERAGES  (0.3%)

Miller Brewing Co., 4.250%, 08/15/08 (g)                             1,540                                     1,536
                                                                                                       -------------

BUILDING MATERIALS  (0.3%)

American Standard, Inc., 7.625%, 02/15/10                            1,570                                     1,771
                                                                                                       -------------

COMMERCIAL SERVICES  (0.3%)

R.R. Donnelley & Sons Co., 3.750%, 04/01/09                          1,800                                     1,753
                                                                                                       -------------

COMPUTERS  (0.1%)

NCR Corp., 7.125%, 06/15/09                                            560                                       608
                                                                                                       -------------

DIVERSIFIED FINANCIAL SERVICES  (6.7%)

CIT Group, Inc., 5.750%, 09/25/07 (e)                                1,355                                     1,404
CIT Group, Inc., 5.500%, 11/30/07                                      975                                     1,007
CIT Group, Inc., 5.125%, 09/30/14                                      820                                       818
Citigroup, Inc., 5.125%, 05/05/14                                    1,965                                     2,001
Citigroup, Inc., 5.875%, 02/22/33                                    1,800                                     1,862
Fund American Cos., Inc., 5.875%, 05/15/13                           3,755                                     3,812
General Motors Acceptance Corp., 8.000%, 11/01/31                    2,870                                     2,879
Goldman Sachs Group, Inc., (The) 3.875%, 01/15/09                    1,530                                     1,507
Goldman Sachs Group, Inc., (The) 4.750%, 07/15/13                    1,685                                     1,658
HSBC Holdings PLC, 7.625%, 05/17/32 (g)                              1,750                                     2,205
International Lease Finance Corp., 4.750%, 07/01/09                  3,040                                     3,057

J. P. Morgan Chase & Co., 6.625%, 03/15/12                           4,615                        5,109
John Deere Capital Corp., 3.900%, 01/15/08                             900                          893
MBNA Corp., 7.500%, 03/15/12                                         1,055                        1,203
MBNA Corp., 6.125%, 03/01/13                                         2,235                        2,385
Merrill Lynch & Co., Inc.,, 3.700%, 04/21/08                           700                          691
Merrill Lynch & Co., Inc.,, 5.000%, 01/15/15                         1,930                        1,909
Morgan Stanley, 5.300%, 03/01/13                                     3,745                        3,841
                                                                                                 ------
                                                                                                 38,241
                                                                                                 ------

ELECTRIC  (2.3%)

CalEnergy Co., Inc., 7.520%, 09/15/08                                1,155                        1,262
Carolina Power & Light Co., 6.500%, 07/15/12                           615                          677
Cincinnati Gas & Electric Co., 5.700%, 09/15/12                        770                          808
Dominion Resources, Inc., Ser E, 6.750%, 12/15/32                    1,045                        1,169
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/01/06 @ 100.00                                 1,520                        1,498
Florida Power & Light Co., 6.875%, 12/01/05                          3,523                        3,610
Oncor Electric Delivery Co., 7.000%, 05/01/32                          900                        1,061
Pacific Gas & Electric Co., 6.050%, 03/01/34                         2,855                        3,010
                                                                                                 ------
                                                                                                 13,095
                                                                                                 ------

ENTERTAINMENT  (0.2%)

GTECH Holdings Corp., 4.750%, 10/15/10                               1,065                        1,056
                                                                                                 ------

FOREST PRODUCTS & PAPER  (0.7%)

International Paper Co., 5.500%, 01/15/14                            1,460                        1,511
Weyerhaeuser Co., 6.750%, 03/15/12                                   1,155                        1,294
Weyerhaeuser Co., 7.375%, 03/15/32                                     770                          927
                                                                                                 ------
                                                                                                  3,732
                                                                                                 ------

HEALTHCARE - SERVICES  (0.2%)

WellPoint Health Networks, Inc., 6.375%, 06/15/06                    1,155                        1,191
                                                                                                 ------

HOME BUILDERS  (0.4%)

Lennar Corp., 5.950%, 03/01/13                                         900                          945
Pulte Homes, Inc., 4.875%, 07/15/09                                  1,410                        1,412
                                                                                                 ------
                                                                                                  2,357
                                                                                                 ------

INSURANCE  (1.7%)

Berkshire Hathaway Financial, Inc., 3.375%, 10/15/08                 3,420                        3,332
MetLife, Inc., 5.250%, 12/01/06                                      1,030                        1,053
Monumental Global Funding, 5.200%, 01/30/07 (g)                      2,565                        2,624
Prudential Financial, Inc., 3.750%, 05/01/08                           955                          940
Prudential Financial, Inc., 5.100%, 09/20/14                         1,490                        1,491
                                                                                                 ------
                                                                                                  9,440
                                                                                                 ------

INVESTMENT COMPANIES  (0.3%)

Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12               1,760                   1,939
                                                                                            ------

LEISURE TIME  (0.2%)

Harley Davidson Funding, 3.625%, 12/15/08 (g)                        1,155                   1,133
                                                                                            ------

LODGING  (0.3%)

Harrahs Operating Co., Inc., 5.375%, 12/15/13                        1,120                   1,128
Marriott International, Inc., Ser C, 7.875%, 09/15/09                  385                     435
                                                                                            ------
                                                                                             1,563
                                                                                            ------

MEDIA  (2.7%)

British Sky Broadcasting Group PLC, 6.875%, 02/23/09                 1,925                   2,081
Comcast Corp., 7.125%, 06/15/13                                      3,210                   3,665
Comcast Corp., 7.050%, 03/15/33                                        435                     506
Cox Communuications, Inc., 4.625%, 06/01/13                          1,680                   1,605
News America Holdings, Inc., 9.250%, 02/01/13                        1,540                   1,962
News America Holdings, Inc., 6.200%, 12/15/34 (g)                      920                     949
Time Warner, Inc., 7.625%, 04/15/31                                  2,805                   3,421
Univision Communications, Inc., 7.850%, 07/15/11                     1,030                   1,202
                                                                                            ------

                                                                                            15,391
                                                                                            ------
MINING  (1.1%)

Barrick Gold Finance, Inc., 7.500%, 05/01/07                           640                     684
Codelco, Inc., 5.500%, 10/15/13 (g)                                  2,055                   2,113
Inco Ltd., 7.750%, 05/15/12                                          2,955                   3,467
                                                                                            ------
                                                                                             6,264
                                                                                            ------

MISCELLANEOUS MANUFACTURER  (1.3%)

General Electric Co., 5.000%, 02/01/13                               7,325                   7,435
                                                                                            ------

OIL & GAS  (1.0%)

Devon Energy Corp., 10.250%, 11/01/05                                  255                     266
Devon Financing Corp.,, 7.875%, 09/30/31                             1,075                   1,379
Enterprise Products Operating LP, Ser B, 6.875%, 03/01/33            1,345                   1,492
Motiva Enterprises LLC, 5.200%, 09/15/12 (g)                           865                     883
XTO Energy, Inc., 6.250%, 04/15/13                                   1,800                   1,958
                                                                                            ------
                                                                                             5,978
                                                                                            ------

PACKAGING & CONTAINERS  (0.2%)

Packaging Corp. of America, 5.750%, 08/01/13                         1,155                   1,177
                                                                                            ------

PIPELINES  (0.9%)

Centerpoint Energy Resources Corp., 7.875%, 04/01/13                 2,185                   2,579
K N Capital Trust III, 7.630%, 04/15/28                              1,600                   1,849
Kinder Morgan, Inc., 7.250%, 03/01/28                                  770                     894
                                                                                            ------

                                                                                                       5,322
                                                                                                     -------

REITS  (0.1%)

Simon Property Group LP, 6.375%, 11/15/07                              700                               737
                                                                                                     -------

RETAIL  (0.1%)

Federated Department Stores Inc., 6.900%, 04/01/29                     725                               811
                                                                                                     -------

SAVINGS & LOANS  (0.3%)

Golden West Financial Corp., 4.125%, 08/15/07                        1,450                             1,453
                                                                                                     -------

TELECOMMUNICATIONS  (1.7%)

Deutsche Telekom International Finance, 9.250%, 06/01/32             1,030                             1,501
SBC Communications, Inc., 5.625%, 06/15/16                             290                               299
SBC Communications, Inc., 6.450%, 06/15/34                             760                               817
Sprint Capital Corp., 8.750%, 03/15/32                               2,955                             3,967
Telus Corp., 8.000%, 06/01/11                                        1,410                             1,647
Verizon Global Funding Corp., 7.750%, 12/01/30                       1,240                             1,544
                                                                                                     -------
                                                                                                       9,775
                                                                                                     -------

TRANSPORTATION  (0.4%)

FedEx Corp., 3.500%, 04/01/09                                        2,565                             2,477
                                                                                                     -------
TOTAL CORPORATE BONDS (COST $152,650)                                                                155,649
                                                                                                     -------
FOREIGN GOVERNMENT BONDS  (0.9%)
MEXICO  (0.9%)

United Mexican States, 8.300%, 08/15/31                              4,500                             5,425
                                                                                                     -------
TOTAL FOREIGN GOVERNMENT BONDS (COST $4,848)                                                           5,425
                                                                                                     -------

U.S. GOVERNMENT AGENCIES  (2.2%)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (2.2%)
8.500%, 04/15/31                                                     3,190                             3,475
8.000%, 08/15/31                                                     4,114                             4,457
8.000%, 09/15/31                                                     4,176                             4,525
                                                                                                     -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $12,056)                                                         12,457
                                                                                                     -------

U.S. TREASURY OBLIGATIONS  (68.6%)
U.S. TREASURY BONDS  (5.2%)

5.375%, 02/15/31                                                    27,045                            29,737
                                                                                                     -------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS  (11.1%)

1.875%, 07/15/13                                                    41,875                            44,410
3.875%, 04/15/29                                                    11,835                            18,781
                                                                                                     -------
                                                                                                      63,191
                                                                                                     -------
U.S. TREASURY NOTES  (52.3%)

1.625%, 04/30/05                                                    20,365                            20,328
3.500%, 11/15/06                                                    57,560                            57,540
3.375%, 02/28/07                                                    18,115                            18,041
3.125%, 05/15/07 (e)                                                86,245                            85,319
3.125%, 04/15/09 (e)                                                 4,485                             4,351
6.000%, 08/15/09                                                    67,780                            73,412
3.500%, 02/15/10                                                    15,630                            15,284
4.875%, 02/15/12                                                     1,790                             1,865

3.875%, 02/15/13                                                    19,695                                    19,182
4.000%, 02/15/15                                                     3,915                                     3,802
                                                                                                       -------------
                                                                                                             299,124
                                                                                                       -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $390,919)                                                              392,052
                                                                                                       -------------
SHORT-TERM INVESTMENTS (8.8%)

Boston Global Investment Trust - Enhanced Portfolio (m)         50,582,270                                    50,582
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (COST $50,582)                                                                   50,582
                                                                                                       -------------
REPURCHASE AGREEMENTS (0.6%)

Morgan Stanley, 2.575% dated 02/28/05, to be repurchased
on 03/01/05, repurchase price $3,261,441.64
(collateralized by FNMS Obligations; 6.500%,
total market value $3,341,971.04)                                    3,261                                     3,261
                                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS (COST $3,261)                                                                      3,261
                                                                                                       -------------
TOTAL INVESTMENTS (COST $614,316) (a)   -   108.3%                                                           619,426
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (8.3)%                                                           (47,605)
                                                                                                       -------------
NET ASSETS   -   100.0%                                                                                $     571,821
                                                                                                       =============

------------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES
                                                                   OR
                                                               PRINCIPAL
                                                                 AMOUNT                                    VALUE
                                                              ------------                             -------------
MUNICIPAL BONDS  (87.7%)
ALABAMA (7.4%)

Alabama Public School & College Authority, Capital
   Improvements, Ser C, RB, 5.750%, 07/01/17, Callable
   07/01/09 @ 101.50                                          $      3,950                             $       4,402
Alabama Water Pollution Control Authority, RB, 5.750%,
   08/15/12, Callable 08/15/09 @ 100, AMBAC                          5,205                                     5,768
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable
   06/01/11 @ 100, MBIA                                              4,060                                     4,635
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable
   05/01/12 @ 102                                                    2,375                                     2,692
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable
   05/01/12 @ 102                                                    2,800                                     3,215
                                                                                                       -------------
                                                                                                              20,712
                                                                                                       -------------
ARIZONA (3.1%)

Arizona State University, RB, 5.500%, 07/01/15, FGIC                 1,665                                     1,866
Arizona Water Infrastructure Finance Authority, Water
   Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09
   @ 101                                                             3,280                                     3,653
Scottsdale, GO, 5.000%, 07/01/14                                     3,000                                     3,323
                                                                                                       -------------
                                                                                                               8,842
                                                                                                       -------------
CALIFORNIA (6.6%)

California, GO, 5.250%, 02/01/15, Callable 08/01/13 @ 100,
   MBIA-IBC                                                          6,190                                     6,822
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20,
   Callable 02/01/13 @ 103, MBIA                                     1,950                                     2,366
Orange County Loma Ridge/Data Center Project, CoP, 6.000%,
   06/01/21, Callable 06/01/05 @ 100, AMBAC                          2,075                                     2,465
San Diego County & School District, Ser A, TAN / RAN,
   3.250%, 07/25/05                                                  2,000                                     2,009
Santa Barbara County, Ser A, TAN / RAN, 3.000%, 07/26/05             5,000                                     5,016
                                                                                                       -------------
                                                                                                              18,678
                                                                                                       -------------
COLORADO (5.4%)

Douglas County School District No. RE1, Douglas & Ebert
   Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100,
   FGIC                                                              2,540                                     2,942

Metro Wastewater Reclamation District, RB, 5.450%, 04/01/12,
   Callable 04/01/08 @ 100                                           2,570                         2,758
Regional Transportation District, Ser B, RB, 5.500%,
   11/01/17, AMBAC                                                   2,655                         2,980
Westminster, Ser A, RB, 5.600%, 12/01/16, Callable 12/01/07
   @ 102                                                             5,940                         6,468
                                                                                                  ------
                                                                                                  15,148
                                                                                                  ------

CONNECTICUT (1.6%)

University of Connecticut, Ser A, GO, 5.000%, 01/15/13,
   MBIA                                                              2,000                         2,209
University of Connecticut, Ser A, GO, 5.000%, 01/15/16,
   Callable 01/15/14 @ 100, MBIA                                     2,000                         2,183
                                                                                                  ------
                                                                                                   4,392
                                                                                                  ------
FLORIDA (6.9%)

Florida State Board of Education, Lottery Revenue, Ser A,
   RB, 5.000%, 07/01/22, Callable 07/01/15 @ 101, AMBAC              3,000                         3,229
Florida State Board of Education, Ser C, GO, 5.300%,
   06/01/09, Callable 6/01/05 @ 101                                  7,395                         7,528
Lee County Transportation Facilities, Ser A, RB, 5.000%,
   10/01/27, Callable 10/01/14 @ 100, AMBAC                          1,000                         1,051
Miami-Dade County School District, GO, 5.000%, 08/01/05,
   MBIA                                                              4,420                         4,472
Palm Beach County School Board, Ser C, CoP, 5.500%,
   08/01/15, FSA                                                     2,825                         3,162
                                                                                                  ------
                                                                                                  19,442
                                                                                                  ------
ILLINOIS (4.7%)

Chicago O'Hare International Airport, Ser A, RB, 5.000%,
   01/01/09, MBIA                                                    3,000                         3,209
Chicago, Ser A, GO, FSA, 5.000%, 01/01/21, Callable
   01/01/15 @ 100                                                    5,000                         5,324
Chicago, Ser A, GO, FSA, 5.000%, 01/01/23, Callable
   01/01/15 @ 100                                                    4,360                         4,617
                                                                                                  ------
                                                                                                  13,150
                                                                                                  ------
IOWA (0.8%)

Des Moines Public Parking System, RB, 6.375%, 06/01/18,
   Callable 06/01/10 @ 100, FGIC                                     2,005                         2,300
                                                                                                  ------

MASSACHUSETTS (0.1%)

Massachusetts Water Pollution Abatement Trust, Pool Program,
   Ser 6, RB, 5.625%, 08/01/16, Callable 08/01/10 @ 101                145                           162
                                                                                                  ------

MICHIGAN (1.3%)

Michigan Municipal Bond Authority, Water Utility
   Improvements, RB, 5.375%, 10/01/17, Callable 10/01/12
   @ 100                                                             3,300                         3,670
                                                                                                  ------

MINNESOTA  (1.0%)

Metropolitan Council Minneapolis, Ser A, GO, 5.000%,
   02/01/13                                                          2,675                           2,951
                                                                                                    ------

MISSISSIPPI (0.9%)

Jackson Public School District, Ser B, GO, 5.750%, 10/01/15,
   Callable 10/01/10 @ 100, AMBAC                                    2,275                           2,554
                                                                                                    ------

MISSOURI (3.5%)

Missouri State Highways & Transit Commission, Ser A, RB,
   5.625%, 02/01/18, Callable 02/01/11 @ 100                         8,885                           9,873
                                                                                                    ------

NEW JERSEY (10.4%)

Elizabeth, GO, 5.250%, 08/15/08, MBIA                                2,595                           2,793
Garden State Preservation Trust, Open Space & Farmland
   Preservation, Ser A, RB, 5.800%, 11/01/20, Callable
   11/01/15 @100, FSA                                               10,000                          11,322
New Jersey Economic Development Authority, School Facilities
   Construction, Ser K, RB, 5.250%, 12/15/17, Callable
   12/15/15 @ 100, FGIC                                              2,500                           2,793

New Jersey State Transportation Trust Fund Authority, Ser B,
   RB, 5.250%, 12/15/17, Callable 12/15/15 @ 100, FGIC               2,300                           2,558
New Jersey State Transportation Trust Fund Authority, Ser B,
   RB, 5.250%, 12/15/18, Callable 12/15/15 @ 100, FGIC               4,000                           4,438
Ocean County, Utilities Authority Waste Water, RB, 5.000%,
   01/01/14                                                          4,885                           5,375
                                                                                                    ------
                                                                                                    29,279
                                                                                                    ------

NEW YORK (16.9%)

Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14,
   Callable 12/15/11 @ 100, FGIC                                     1,075                           1,210
Metropolitan Transportation Authority, Ser G-1, RB, 1.820%,
   11/01/26, AMBAC (f)                                              11,700                          11,701
New York State Dormitory Authority, Mental Health Services
   Facilities Improvements, Ser C, RB, 5.000%, 08/15/15,
   Callable 02/15/15 @ 100, FGIC                                     3,585                           3,929
New York State Dormitory Authority, Mental Health Services
   Facilities Improvements, Ser D, RB, 5.000%, 02/15/15,
   FGIC                                                              3,000                           3,292
New York State Urban Development Corp., Ser C-1, RB, 5.500%,
   03/15/20, Prerefunded 03/15/13 @ 100                              2,750                           3,136
New York, Ser H, GO, 5.000%, 08/01/12                                3,000                           3,246
Tobacco Settlement Financing Corp., Ser A1, RB, 5.000%,
   06/01/10, Callable 06/01/05 @ 100                                 3,215                           3,236
Tobacco Settlement Financing Corp., Ser A1, RB, 5.250%,
   06/01/13, Callable 06/01/08 @ 100                                10,000                          10,683

Tobacco Settlement Financing Corp., Ser C1, RB, 5.250%,
06/01/12, Callable 06/01/07 @ 100                                    6,720                                     7,046
                                                                                                             -------
                                                                                                              47,479
                                                                                                             -------

OHIO (1.3%)

Ohio State Water Development Authority, Fresh Water
   Improvement Project, RB, 5.700%, 06/01/08, Callable
   06/01/05 @ 102, AMBAC                                             1,520                                     1,562
Ohio State Water Development Authority, Fresh Water
   Improvement Project, RB, 5.375%, 12/01/17                         1,900                                     2,100
                                                                                                             -------
                                                                                                               3,662
                                                                                                             -------

OKLAHOMA (1.0%)

Oklahoma State Water Resource Board, RB, 5.000%, 04/01/13            2,500                                     2,760
                                                                                                             -------

PUERTO RICO  (9.2%)

Puerto Rico Government Development Bank, RB, 1.780%,
   12/01/15, MBIA (f)                                                7,000                                     6,999
Puerto Rico Highway & Transportation Authority, RB, 5.250%,
   07/01/15, Callable 07/01/13 @ 100, FGIC                           5,000                                     5,567
Puerto Rico Highway & Transportation Authority, RB, 5.250%,
   07/01/17, Callable 07/01/13 @ 100, FGIC                           5,260                                     5,820
Puerto Rico Highway & Transportation Authority, Ser G, RB,
   5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC                   2,720                                     3,028
Puerto Rico Municipal Finance Agency, Ser A, RB, 5.250%,
   08/01/14, Callable 08/01/12 @ 100, FSA                            4,000                                     4,451
                                                                                                             -------
                                                                                                              25,865
                                                                                                             -------

SOUTH CAROLINA (1.1%)

Clemson University, RB, 6.250%, 05/01/15, Callable
   05/01/09 @ 101, AMBAC                                             2,725                                     3,077
                                                                                                             -------

TEXAS (4.5%)

Irving, RB, 5.950%, 06/15/19, Callable 06/15/09 @ 100.50             1,460                                     1,623
Texas, TAN / RAN, 3.000%, 08/31/05                                  11,000                                    11,043
                                                                                                             -------
                                                                                                              12,666
                                                                                                             -------

TOTAL MUNICIPAL BONDS (COST $243,310)                                                                        246,662
                                                                                                             -------

MONEY MARKET FUNDS  (9.4%)

Federated Tax-Free Obligations Fund                             13,310,796                                    13,311
SEI Tax Exempt Trust, Institutional Tax Free Fund               13,034,269                                    13,034
                                                                                                             -------

TOTAL MONEY MARKET FUNDS (COST $26,345)                                                                       26,345
                                                                                                             -------

REPURCHASE AGREEMENTS (14.7%)

Merrill Lynch & Co., Inc., 2.535% , dated 02/28/05, to be
   repurchased on 03/01/05, repurchase price $41,360,122
   (collateralized by U.S. Government Obligations; 5.000% -
   5.500%, due 04/01/18 - 08/01/33; total market value
   $42,186,262)                                                     41,357                                    41,357
                                                                                                             -------


TOTAL REPURCHASE AGREEMENTS (COST $41,357)                                                                    41,357
                                                                                                       -------------
TOTAL INVESTMENTS (COST $311,012) (a) - 111.8%                                                               314,364
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8)%                                                              (33,232)
                                                                                                       -------------
NET ASSETS - 100.0%                                                                                    $     281,132
                                                                                                       =============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                       ---------     ---------
U.S. GOVERNMENT AGENCIES  (95.7%)
FANNIE MAE  (61.5%)

5.500%, 02/15/06                                       $  19,750     $  20,134
6.500%, 12/01/08                                           4,218         4,444
7.500%, 09/01/12                                           7,939         8,397
6.500%, 06/01/13                                             800           842
6.000%, 09/01/13                                           1,493         1,558
4.000%, 11/01/13                                          12,083        11,966
4.500%, 03/01/14                                          20,335        20,412
6.000%, 09/01/16                                           9,842        10,274
6.500%, 10/01/16                                           1,253         1,317
5.500%, 12/01/16                                           4,032         4,134
8.500%, 04/01/17                                              57            62
6.000%, 08/01/17                                           2,809         2,926
6.000%, 10/01/17                                           1,877         1,955
6.000%, 10/01/17                                           5,092         5,304
6.000%, 11/01/17                                           7,166         7,464
4.500%, 05/01/19                                          13,626        13,466
6.000%, 05/01/19                                           6,001         6,252
6.000%, 06/01/19                                           7,387         7,696
5.500%, 07/01/19                                           4,254         4,361
5.500%, 07/01/19                                          10,447        10,710
5.500%, 03/01/24                                           8,692         8,817
7.000%, 05/01/32                                           8,669         9,143
6.500%, 12/01/32                                           5,838         6,083
5.500%, 04/01/33                                           6,092         6,149
3.171%, 05/01/33 (f)                                       8,425         8,515
4.126%, 05/01/33 (f)                                       8,530         8,605
4.026%, 06/01/33 (f)                                      14,086        14,069
4.115%, 08/01/33 (f)                                      17,258        17,316
6.000%, 11/01/33                                           3,101         3,183
6.000%, 04/01/34                                          16,375        16,813
3.247%, 05/01/34 (f)                                      12,752        12,788
4.590%, 05/01/34 (f)                                       3,785         3,846
4.034%, 06/01/34 (f)                                       6,824         6,838
4.280%, 06/01/34 (f)                                       6,291         6,335
7.000%, 06/01/34                                           8,989         9,483
                                                                     ---------
                                                                       281,657
                                                                     ---------

FREDDIE MAC  (25.8%)

2.150%, 06/02/06                                          13,000        12,782
2.478%, 05/15/10 (f)                                       8,000         7,775
4.500%, 06/01/13                                          26,603        26,524
4.000%, 09/01/13                                           7,870         7,730
7.000%, 11/01/16                                           1,207         1,273
6.500%, 02/01/17                                           3,318         3,486
6.000%, 07/01/17                                           4,057         4,217
4.500%, 11/01/18                                           8,370         8,288
6.000%, 12/01/31                                          21,237        21,813
6.500%, 09/01/32                                           5,025         5,235
3.344%, 07/01/33 (f)                                       5,662         5,729
6.000%, 01/01/34                                           5,580         5,734

4.247%, 05/01/34 (f)                                       7,707         7,518
                                                                     ---------
                                                                       118,104
                                                                     ---------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (8.4%)

9.000%, 11/15/17                                             105           116
8.000%, 06/15/30                                             630           682
8.000%, 09/15/30                                             461           500
8.000%, 12/15/30                                           1,011         1,095
8.000%, 12/15/30                                              98           106
8.500%, 04/15/31                                             384           419
7.000%, 07/15/31                                             541           573
8.000%, 08/15/31                                             771           835
7.000%, 09/15/31                                           1,271         1,347
8.000%, 09/15/31                                           1,501         1,626
6.000%, 12/15/31                                           2,717         2,808
5.500%, 12/15/32                                           5,382         5,479
3.750%, 01/20/34                                          22,792        22,682
                                                                     ---------
                                                                        38,268
                                                                     ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $439,792)                         438,029
                                                                     ---------

REPURCHASE AGREEMENTS  (5.3%)

Merril Lynch & Co., Inc., 2.535% , dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $11,544,838 (collateralized by U.S.
Government Obligations; 4.754%, due
02/01/35; total market value
$13,143,613)                                              11,544        11,544

Morgan Stanley, 2.575% , dated
02/28/05, to be repurchased on 03/01/05,
repurchase price $12,635,348
(collateralized by U.S. Government
Obligations; 5.000%, due
07/01/14-09/01/18; total market value
$11,778,474)                                              12,634        12,634
                                                                     ---------

TOTAL REPURCHASE AGREEMENTS (COST $24,178)                              24,178
                                                                     ---------

TOTAL INVESTMENTS (COST $463,970) (a)   -   101.0%                     462,207
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (1.0)%                      (4,787)
                                                                     ---------
NET ASSETS   -   100.0%                                              $ 457,420
                                                                     =========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
MARYLAND MUNICIPAL BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                     ---------     ----------
MUNICIPAL BONDS  (97.7%)
MARYLAND  (95.1%)

Annapolis Special Obligation, Park Place
Project, Ser A, RB, 5.350%, 07/01/34
Callable 01/01/15 @101                               $     500     $      496

Annapolis, GO, 5.000%, 04/01/08                          1,000          1,065
Anne Arundel County Special
Obligation, RB, 5.125%, 07/01/22,
Callable 07/01/14 @ 100                                  1,000          1,086

Baltimore County, Oak Crest
Village Project, RB, 1.860%, 01/01/29
(f)                                                        300            300

Baltimore County, GO, 4.500%,
06/01/09                                                 1,000          1,063

Baltimore Pollution Control, General
Motors Project, RB, 5.350%, 04/01/08                       660            691
Baltimore, GO, MBIA, 7.000%,
10/15/10                                                 1,365          1,633

Baltimore, Ser A, RB, FGIC, 5.900%,
07/01/13                                                   900          1,046

Calvert County, GO, 5.000%,
07/15/08                                                 1,000          1,070

Frederick County, GO, 5.250%,
07/01/11, Callable 07/01/09 @ 101                        1,000          1,093
Howard County, GO, 5.250%, 08/15/13,
Callable 02/15/12 @ 100                                  1,100          1,219

Howard County, GO, 5.250%, 08/15/14,
Callable 02/15/12 @ 100                                  1,205          1,335

Maryland Community Development
Administration, Department Housing &
Community Development, Ser 1, RB,
MHF/FHA/INS, 5.600%, 04/01/18,
Callable 04/01/07 @ 101.50                                 275            288

Maryland Community Development
Administration, Department Housing &
Community Development, Ser 2, RB,
AMT, 4.700%, 04/01/11                                    1,000          1,046

Maryland Community Development
Administration, Department Housing &
Community Development, Ser 2001B,
RB, AMT, FHA/GNMA/HUD, 4.100%,
07/01/08                                                   285            292

Maryland Community Development
Administration, Department Housing &
Community Development, Ser E, RB,
5.700%, 09/01/17, Callable 09/01/09 @
100                                                        900            942

Maryland Community Development
Administration, Department Housing &
Community Development, Ser F, RB,
AMT, 5.900%, 09/01/19, Callable
09/01/09 @ 100                                           1,000          1,040

Maryland Economic Development Corp.,
 Economic Development Revenue,
Chesapeake Bay Foundation, RB,
LOC: Wachovia Bank, 1.860%, 11/01/23 (f)                   240            240

Maryland Economic Development Corp.,
 Lease Revenue, RB, 5.375%, 06/01/19,
Callable 06/01/12 @ 100.50                               1,000          1,110

Maryland Economic Development Corp.,
 Student Housing, RB, 5.750%,
06/01/18, Callable 06/01/13 @ 100                          475            517

Maryland Economic Development Corp.,
 Student Housing, RB, ACA, 5.875%,
07/01/21, Callable 07/01/11 @ 101                          250            270

Maryland Economic Development Corp.,
 Student Housing, Ser A, RB, 5.625%,
10/01/23, Callable 10/01/13 @ 100                          500            527

Maryland Health & Higher Educational
Facilities Authority, RB, 5.000%,
11/15/28, Callable 11/15/13 @ 100                          500            517

Maryland Health & Higher Educational
Facilities Authority, RB, 5.375%,
07/01/25, Callable 07/01/14 @ 100                          565            598

Maryland Health & Higher Educational
Facilities Authority, RB, 5.500%,
07/01/36, Callable 07/01/14 @ 100                        1,000          1,050

Maryland Health & Higher Educational
Facilities Authority, RB, 5.500%,
07/01/13, Callable 07/01/12 @ 100                        1,000          1,108

Maryland Health & Higher Educational
Facilities Authority, RB, 5.700%,
01/01/21, Callable 01/01/12 @ 100                          480            512

Maryland Health & Higher Educational
Facilities Authority, RB, 5.700%,
01/01/22, Callable 01/01/12 @ 100                          510            542

Maryland Health & Higher Educational
Facilities Authority, RB, 5.750%,
07/01/21, Callable 07/01/11 @ 100                        1,725          1,853

Maryland Health & Higher Educational
Facilities Authority, RB, 5.750%,
07/01/20, Callable 07/01/12 @ 100                          500            542

Maryland Health & Higher Educational
Facilities Authority, RB, 6.000%,
12/01/24, Callable 06/01/10 @ 101                          250            285

Maryland Health & Higher Educational
Facilities Authority, RB, 6.000%,
07/01/05                                                   100            101

Maryland Health & Higher Educational
Facilities Authority, RB, 6.000%,
07/01/21, Callable 07/01/12 @ 100                          250            270

Maryland Health & Higher Educational
Facilities Authority, RB, 6.000%,
07/01/18, Callable 07/01/12 @ 100                        1,035          1,129

Maryland Health & Higher Educational
Facilities Authority, RB, 6.500%,
07/01/26, Callable 07/01/10 @ 101                          400            445

Maryland Health & Higher Educational
Facilities Authority, Civista Medical Center,
RB, Radian, 5.000%, 07/01/37,
Callable 07/01/14 @ 100                                  1,000          1,019

Maryland Health & Higher Educational
Facilities Authority, Ser B, RB, 5.000%,
04/01/08, Callable 04/01/06 @ 101                          300            305

Maryland Health & Higher Educational
Facilities Authority, John Hopkins Medical
Institution, Ser B, RB, AMBAC, 5.000%,
07/01/38, Callable 01/01/15 @ 100                          500            522

Maryland Health & Higher Educational
Facilities Authority, Suburban Hospital,
Ser B, RB, 1.890%, 07/01/29 (f)                            400            400

Maryland Stadium Authority, Sports
Facilities Lease, RB, AMBAC, 5.800%,
03/01/26, Callable 03/01/06 @ 101                          250            260

Maryland State, GO, 5.500%,
08/01/14                                                 1,000          1,153

Maryland State, Ser 1, GO, 5.000%,
03/01/10, Callable 03/01/08 @ 101                        1,000          1,069

Maryland State, Ser 2, GO, 5.000%,
08/01/16, Callable 08/01/13 @ 100                        1,425          1,549

Maryland State, Ser 2, GO, 5.250%,
07/15/12, Callable 07/15/09 @ 101                        1,000          1,096

Montgomery County Economic
Development, RB, 5.500%, 12/01/16,
Callable 12/01/11 @ 100                                  1,000          1,091

Montgomery County Housing
Opportunities Commission, Multifamily,
Ser A, RB, 6.000%, 07/01/20, Callable
07/01/10 @ 100                                             990          1,059

Montgomery County Housing
Opportunities Commission, Single
Family Mortgage, Ser A, RB, 4.450%,
07/01/17, Callable 01/01/11 @ 100                          250            253

Montgomery County Housing
Oppurtunities Commission, Multifamily,
Ser A, RB, FNMA, 4.900%, 05/15/31,
Callable 05/15/08 @ 100                                    650            686

Northeast Waste Disposal Authority,
Solid Waste, RB, AMT, 6.000%,
07/01/06                                                 1,100          1,139

Prince Georges County Housing
Authority, Multifamily, Ser A, RB,
7.000%, 04/15/19, Callable 04/21/05 @
100                                                        500            512

St. Mary's County, GO, 5.500%,
07/01/11                                                 1,165          1,316

Talbot County, GO, 5.375%, 03/15/17,
Callable 03/15/12 @ 101                                  1,000          1,112

Transportation Authority, Parking, Ser
B, RB, AMT, AMBAC, 5.375%,
03/01/15, Callable 03/01/12 @ 101                        1,000          1,083
                                                                       ------
                                                                       42,945
                                                                       ------

PUERTO RICO  (2.6%)

Puerto Rico Housing Finance Authority,
RB, HUD, 5.000%, 12/01/18, Callable
12/01/13 @ 100                                             485            516

Puerto Rico Housing Bank & Finance
Agency, Single Family Mortgage, RB,
AMT, GNMA/FNMA/FHLMC, 6.250%,
04/01/29, Callable 04/01/05 @ 102                          625            638
                                                                   ----------
                                                                        1,154
                                                                   ----------
TOTAL MUNICIPAL BONDS (COST $42,605)                                   44,099
                                                                   ----------

MONEY MARKET FUNDS  (1.4%)

Federated Municipal Cash Trust                         649,113            649
                                                                   ----------
TOTAL MONEY MARKET FUNDS (COST $649)                                      649
                                                                   ----------

TOTAL INVESTMENTS (COST $43,254) (a) - 99.1%                           44,748
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                              386
                                                                   ----------
NET ASSETS - 100.0%                                                $   45,134
                                                                   ==========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                          SHARES
                                                            OR
                                                         PRINCIPAL
                                                          AMOUNT           VALUE
                                                        ------------     ---------
CORPORATE BONDS  (41.1%)
AUTO MANUFACTURERS  (2.7%)

DaimlerChrysler Auto Trust, Ser
2004-A, Class A2, 1.410%, 11/08/06                      $      3,017     $   3,005

DaimlerChrysler NA Holdings Corp.,
4.750%, 01/15/08                                               1,385         1,396

USAA Auto Owner Trust, Ser 2004-1
Class A3, 2.060%, 04/15/08                                     4,100         4,036
                                                                         ---------
                                                                             8,437
                                                                         ---------

AUTOMOBILE ABS  (3.7%)

Capital Auto Receivables Asset Trust,
3.580%, 10/16/06                                               3,547         3,555

Capital Auto Receivables Asset Trust,
2.640%, 03/17/08                                               3,251         3,231

Ford Credit Auto Owner Trust, 2.130%,
10/15/06                                                       3,239         3,227

Honda Auto Receivables Owner Trust,
3.610%, 12/18/07                                               1,500         1,502
                                                                         ---------

                                                                            11,515
                                                                         ---------
BANKS  (2.0%)

Bank of America Corp., 5.250%,
02/01/07                                                       3,015         3,090

Wachovia Corp., 6.375%, 02/01/09                               3,150         3,372
                                                                         ---------
                                                                             6,462
                                                                         ---------
BEVERAGES  (0.4%)

Coca-Cola Enterprises Inc., 5.250%,
05/15/07                                                       1,370         1,406
                                                                         ---------

COMMERCIAL MBS  (1.0%)

Wachovia Bank Commercial Mortgage
Trust, Ser 2005-C16, Class A2, 4.380%,
10/15/41                                                       3,290         3,275
                                                                         ---------

CREDIT CARD ABS  (3.1%)

Bank One Issuance Trust, 2.940%,
06/16/08                                                       4,500         4,489

Citibank Credit Card Issuance Trust,
2.550%, 01/20/09                                               3,175         3,099

MBNA Credit Card Master Note Trust,
3.650%, 03/15/11                                               2,375         2,332
                                                                         ---------
                                                                             9,920
                                                                         ---------

DIVERSIFIED FINANCIAL SERVICES  (16.4%)

Bear Stearns & Co., Inc., 5.700%,
01/15/07                                                       2,225         2,294

Boeing Capital Corp., 5.650%,
05/15/06                                                         740           756

Capital One Financial Corp., 7.250%,
05/01/06                                                       1,400         1,454

CIT Group, Inc., 4.125%, 02/21/06                                890           895
CIT Group, Inc., 4.250%, 02/01/10                              2,240         2,205
Citigroup, Inc., 5.000%, 03/06/07                              3,865         3,941
Countrywide Home Loan, Inc., Ser
MTN, 5.500%, 08/01/06                                          3,125         3,196

Credit Suisse First Boston USA, Inc.,
5.875%, 08/01/06                                               3,250         3,345

Ford Motor Credit Co., 6.875%,
02/01/06                                                       2,150         2,201

Ford Motor Credit Co., 6.500%,
01/25/07                                                       1,175         1,211

General Electric Capital Corp., 5.000%,
06/15/07                                                       2,025         2,067

General Motors Acceptance Corp.,
6.125%, 08/28/07                                               2,040         2,077

Goldman Sachs Group, Inc. (The),
4.125%, 01/15/08                                               3,300         3,300

Household Finance Corp., 5.750%,
01/30/07                                                       3,535         3,649

International Lease Finance Corp.,
3.750%, 08/01/07                                               1,590         1,572

International Lease Finance Corp.,
3.500%, 04/01/09                                               1,145         1,103

JPMorgan Chase & Co., 5.250%,
05/30/07                                                       3,010         3,090

KFW International Finance, Inc.,
4.750%, 01/24/07                                               2,890         2,947

Lehman Brothers Holdings, Inc.,
6.250%, 05/15/06                                               2,480         2,555

Merrill Lynch & Co., Inc.,  Ser B,
3.375%, 09/14/07                                               1,470         1,445

Morgan Stanley, 5.800%, 04/01/07                               2,125         2,200
National Rural Utilities Cooperative
Finance Corp., 3.000%, 02/15/06                                4,160         4,135
                                                                            ------

                                                                            51,638
                                                                            ------

ELECTRIC  (1.1%)

Alabama Power Co., Ser X, 3.125%,
05/01/08                                                         815           788

American Electric Power Co., Inc., Ser
A, 6.125%, 05/15/06                                              725           745

Dominion Resources, Inc., Ser B,
7.625%, 07/15/05                                               1,500         1,523
PG&E Corp., 3.260%, 04/03/06 (f)                                 562           562
                                                                            ------
                                                                             3,618
                                                                            ------

FOOD  (0.5%)

Safeway, Inc., 6.150%, 03/01/06                                1,575         1,612
                                                                            ------

FOREST PRODUCTS & PAPER  (0.3%)

Weyerhaeuser Co., 6.125%, 03/15/07                               882           919
                                                                            ------

INSURANCE  (1.8%)

Allstate Corp., 7.875%, 05/01/05                               2,880         2,903
Metlife, Inc., 3.911%, 05/15/05                                1,525         1,528
Safeco Corp., 4.200%, 02/01/08                                 1,110         1,106
                                                                            ------
                                                                             5,537
                                                                            ------

MEDIA  (2.1%)

AOL Time Warner, Inc., 6.150%,
05/01/07                                                       1,155         1,203

Comcast Cable Communications, Inc.,
8.375%, 05/01/07                                               1,425         1,548

Univision Communications, Inc.,
2.875%, 10/15/06                                               1,275         1,250
Viacom, Inc., 7.750%, 06/01/05                                 2,500         2,528
                                                                         ---------
                                                                             6,529
                                                                         ---------

OTHER ABS  (1.6%)

J.P. Morgan Mortgage Trust, Ser
2005-A1, Class 5A1, 4.484%, 02/25/35                           5,195         5,136
                                                                         ---------

REITS  (0.5%)

Equity Office Properties Trust, 8.375%,
03/15/06                                                       1,505         1,575
                                                                         ---------

TELECOMMUNICATIONS  (3.9%)

British Telecom PLC, 7.875%,
12/15/05                                                       2,875         2,967

Deutsche Telekom Finance, 8.250%,
06/15/05                                                       3,000         3,042

SBC Communications, Inc., 5.750%,
05/02/06                                                       1,560         1,595

SBC Communications, Inc., 4.125%,
09/15/09 (e)                                                     740           727

Verizon Global Funding Corp., 6.125%,
06/15/07                                                       1,633         1,707

Verizon Wireless, Inc., 5.375%,
12/15/06                                                       2,000         2,049
                                                                         ---------
                                                                            12,087
                                                                         ---------
TOTAL CORPORATE BONDS (COST $130,572)                                      129,666
                                                                         ---------

FOREIGN GOVERNMENT BONDS  (1.9%)
CANADA  (1.9%)

Province of Ontario, 7.000%, 08/04/05                          4,000         4,065

Quebec Province, 5.500%, 04/11/06                              2,000         2,046
                                                                         ---------
TOTAL FOREIGN GOVERNMENT BONDS (COST $6,029)                                 6,111
                                                                         ---------

U.S. GOVERNMENT AGENCIES  (36.4%)
FANNIE MAE  (13.5%)

2.625%, 01/19/07,                                              4,625         4,530
3.750%, 05/17/07, Callable 05/17/05 @
100                                                            3,875         3,862
6.942%, 08/01/07                                               1,384         1,457
3.000%, 08/15/07                                               7,390         7,238
6.070%, 10/01/08                                               1,947         2,007
3.810%, 12/01/08                                               3,220         3,185
3.125%, 03/16/09, Callable 03/16/06 @
100                                                            1,625         1,560
6.850%, 08/01/09                                               3,187         3,440
4.000%, 11/25/16                                               1,048         1,047
3.171%, 05/01/33 (f)                                           3,145         3,179
3.859%, 09/01/33 (f)                                           2,228         2,270
3.743%, 10/01/33 (f)                                           2,631         2,708
4.336%, 03/01/34 (f)                                           3,288         3,257
4.357%, 03/01/34 (f)                                           2,958         2,972
                                                                         ---------
                                                                            42,712
                                                                         ---------

FEDERAL HOME LOAN BANK  (6.7%)

3.250%, 08/15/05                                               5,885         5,893
4.875%, 11/15/06                                              14,000        14,276
2.625%, 05/15/07                                               1,125         1,097
                                                                         ---------
                                                                            21,266
                                                                         ---------

FREDDIE MAC  (14.4%)

4.250%, 06/15/05                                               5,825         5,848
2.500%, 11/25/05                                               1,920         1,904
2.375%, 12/15/05                                               6,000         5,956
3.050%, 01/19/07                                               3,725         3,680
2.375%, 02/15/07                                               2,425         2,363
2.400%, 03/29/07, Callable 03/29/05 @
100                                                            4,000         3,892
4.000%, 07/01/08                                               2,872         2,873
5.750%, 03/15/09                                               1,740         1,843
5.000%, 05/15/11                                                 649           651
3.750%, 12/15/11, Class AB                                     2,726         2,700
4.500%, 08/15/19, Class AB                                       144           144
5.000%, 12/15/20, Class NA                                     4,438         4,499
4.500%, 10/15/28, Class MH                                     2,803         2,792
3.344%, 07/01/33 (f)                                           2,837         2,871
5.018%, 04/01/34 (f)                                           3,143         3,202
                                                                         ---------
                                                                            45,218
                                                                         ---------

SALLIE MAE  (1.8%)

2.690%, 09/15/06 (f)                                           5,800         5,816
                                                                         ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $116,126)                             115,012
                                                                         ---------

U.S. TREASURY OBLIGATIONS  (18.6%)
U.S. TREASURY NOTES  (18.6%)

1.250%, 05/31/05                                              21,000        20,924
2.750%, 07/31/06                                              14,855        14,713
2.250%, 02/15/07                                               3,800         3,705
2.750%, 08/15/07                                              11,620        11,371
2.625%, 05/15/08                                               1,590         1,535
3.500%, 08/15/09                                               6,750         6,629
                                                                         ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $59,474)                              58,877
                                                                         ---------

YANKEE DOLLAR  (0.5%)
BEVERAGES  (0.5%)

Diageo PLC, 3.375%, 03/20/08                                   1,600         1,564
                                                                         ---------
TOTAL YANKEE DOLLAR (COST $1,599)                                            1,564
                                                                         ---------

SHORT-TERM INVESTMENTS  (10.8%)

Boston Global Investment Trust -
Enhanced Portfolio (m)                                    34,177,780        34,178
                                                                         ---------
TOTAL SHORT-TERM INVESTMENTS (COST $34,178)                                 34,178
                                                                         ---------

MONEY MARKET FUNDS  (1.5%)

Federated Prime Value Money Market                         4,661,998         4,662
                                                                         ---------
Fund

TOTAL MONEY MARKET FUNDS (COST $4,662)                                       4,662
                                                                         ---------

TOTAL INVESTMENTS (COST $352,640) (a)   -   110.8%                         350,070
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (10.8)%                        (34,114)
                                                                         ---------
NET ASSETS   -   100.0%                                                  $ 315,956
                                                                         =========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM U.S. TREASURY SECURITIES FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES
                                                         OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                      ----------     ---------
U.S. TREASURY OBLIGATIONS  (98.9%)
U.S. TREASURY NOTES  (98.9%)

1.625%, 04/30/05                                      $    3,500     $   3,494
6.500%, 05/15/05                                           7,000         7,055
1.125%, 06/30/05                                           3,000         2,983
1.500%, 07/31/05                                           3,000         2,983
6.500%, 08/15/05                                           5,000         5,082
1.625%, 09/30/05                                           3,000         2,976
1.625%, 10/31/05                                           3,000         2,972
5.750%, 11/15/05                                           7,000         7,127
1.875%, 12/31/05                                           3,000         2,968
1.875%, 01/31/06                                           3,000         2,964
1.625%, 02/28/06                                           5,000         4,920
1.500%, 03/31/06                                           3,000         2,943
2.250%, 04/30/06                                           3,000         2,962
4.625%, 05/15/06                                          10,000        10,149
2.750%, 06/30/06                                           3,000         2,974
7.000%, 07/15/06                                           5,000         5,237
2.375%, 08/31/06                                           6,000         5,905
2.500%, 09/30/06                                           3,000         2,954
2.500%, 10/31/06                                           2,000         1,967
2.875%, 11/30/06                                           6,000         5,933
6.250%, 02/15/07                                           4,000         4,203
4.375%, 05/15/07                                           7,000         7,110
2.750%, 08/15/07                                           8,000         7,828
6.125%, 08/15/07                                             500           529
3.000%, 11/15/07                                           6,000         5,891
3.375%, 02/15/08                                           3,000         2,969
                                                                     ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $115,976)                        115,078
                                                                     ---------

MONEY MARKET FUNDS  (0.6%)

Federated U.S. Treasury Cash Reserves Fund               743,640           744
                                                                     ---------
TOTAL MONEY MARKET FUNDS (COST $744)                                       744
                                                                     ---------

TOTAL INVESTMENTS (COST $116,720) (a)   -   99.5%                      115,822
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.5%                           531
                                                                     ---------
NET ASSETS   -   100.0%                                              $ 116,353
                                                                     =========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
STRATEGIC INCOME FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                           SHARES
                                                             OR
                                                          PRINCIPAL
                                                           AMOUNT            VALUE
                                                       ---------------     ----------
CORPORATE BONDS  (27.8%)
ADVERTISING  (0.3%)

Bear Creek Corp., 9.000%, 03/01/13,                    $            75     $       77
Callable 03/01/09 @ 104.50 (g)

R.H. Donnelley, Inc., 10.875%,                                     575            674
12/15/12, Callable 12/15/07 @ 105.44                                       ----------
                                                                                  751
                                                                           ----------
AGRICULTURE  (0.4%)

Seminis, Inc., 10.250%, 10/01/13,                                1,000          1,198
Callable 10/01/08 @ 105.13                                                 ----------


CHEMICALS  (1.3%)

Equistar Chemicals LP, 10.625%,
05/01/11, Callable 05/01/07 @ 105.31                               500            578

Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                             1,500          1,810

Lyondell Chemical Co., Ser A, 9.625%,
05/01/07                                                           500            548

MacDermid, Inc., 9.125%, 07/15/11,                                 750            833
Callable 07/15/06 @ 104.56                                                 ----------
                                                                                3,769
                                                                           ----------
COMMERCIAL SERVICES  (0.8%)

Carriage Services, Inc., 7.875%,                                 2,150          2,252
01/15/15, Callable 01/15/10 @ 103.94                                       ----------
(g)


DIVERSIFIED FINANCIAL SERVICES  (2.0%)

Crystal US Holdings, 10.500%,
10/01/14, Callable 10/01/09 @ 105.25 (g) (p)                     1,250            900

Rainbow National Services LLC,
10.375%, 09/01/14, Callable 09/01/09 @
105.19 (g)                                                       2,185          2,600

Refco Finance Holdings, 9.000%,
08/01/12, Callable 08/01/08 @ 104.50 (g)                           135            147

RMCC Acquisition Co., 9.500%,
11/01/12, Callable 11/01/08 @ 104.75 (g)                         1,000          1,000
                                                                 1,000          1,130
UGS Corp., 10.000%, 06/01/12,                                              ----------
Callable 06/01/08 @ 105.00 (g)                                                  5,777
                                                                           ----------
ELECTRIC  (2.0%)

Aquila, Inc., 14.875%, 07/01/12                                  1,750          2,477
Edison Mission Energy, 10.000%,
08/15/08                                                         1,000          1,150

Mission Energy Holding Co., 13.500%,
07/15/08                                                         1,000          1,250

Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                                750            828
                                                                                -----

                                                                                5,705
                                                                                -----
ELECTRONICS  (0.3%)

Sanmina Corp., 10.375%, 01/15/10,
Callable 01/15/07 @ 105.19                                         750            855
                                                                                -----
ENTERTAINMENT  (0.2%)

WMG Holdings, Corp., 9.500%,
12/15/14, Callable 12/15/09 @ 104.75 (g)(p)                        900            630
                                                                                -----
FOOD  (1.8%)

Merisant Co., 9.750%, 07/15/13,
Callable 07/15/08 @ 104.75 (g)                                   1,050            929

PSF Group Holdings, Inc., 9.250%,
06/15/11, Callable 6/15/06 @ 104.63                              2,325          2,557

Roundy's, Inc., Ser B, 8.875%,
06/15/12, Callable 06/15/07 @ 104.44                               500            543

Swift Energy Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                                       1,000          1,140
                                                                                -----
                                                                                5,169
                                                                                -----
FOREST PRODUCTS & PAPER  (1.7%)

Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                               500            529

Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                             1,500          1,609

Georgia-Pacific Corp., 9.500%, 12/01/11                            500            623

Tembec Industries, Inc., 8.500%, 02/01/11                        2,090          2,090
                                                                                -----
                                                                                4,851
                                                                                -----
HEALTHCARE - PRODUCTS  (1.4%)

MQ Associates, Inc., 12.500%,
08/15/12, Callable 08/15/08 @ 109.00 (p)                         3,125          2,312

Universal Hospital Services, Inc., 10.125%,
11/01/11, Callable 11/01/07 @ 105.06                             1,500          1,553
                                                                                -----

                                                                                3,865
                                                                                -----
HEALTHCARE - SERVICES  (3.3%)

Ardent Health Services LLC, 10.000%,
08/15/13, Callable 08/15/08 @ 105                                1,500          1,583

HealthSouth Corp., 10.750%, 10/01/08,
Callable 10/01/05 @ 103.58 (e)                                   1,000          1,053

Pacificare Health Systems, Inc., 10.750%,
06/01/09, Callable 06/01/06 @ 105.38                               649            730

Tenet Healthcare Corp., 9.875%,
07/01/14, (g)                                                    2,250          2,395

United Surgical Partners, Inc., 10.000%,
12/15/11, Callable 12/15/06 @ 105.00                             1,000          1,120

US Oncology, Inc., 10.750%, 08/15/14,
Callable 08/15/09 @ 105.38 (g)                                   2,100          2,414
                                                                                -----

                                                                                9,295
                                                                                -----
HOLDING COMPANIES-DIVERSIFIED  (0.2%)

Leucadia National Corp., 7.000%, 08/15/13                          500            509
                                                                                -----

INSURANCE  (1.3%)

AFC Capital Trust I, Ser B, 8.207%, 02/03/27                     1,000          1,087

Fairfax Financial Holdings Ltd.,
8.300%, 04/15/26                                                 2,550          2,589
                                                                                -----
                                                                                3,676
                                                                                -----
MACHINERY DIVERSIFIED  (0.6%)

Cummins, Inc., 9.500%, 12/01/10,
Callable 12/01/06 @ 104.75                                         930          1,042

NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105.00                               500            553
                                                                                -----
                                                                                1,595
                                                                                -----
MEDIA  (2.7%)

Dex Media, Inc., 8.500%, 11/15/13,
Callable 11/15/08 @ 104.50 (p)                                   1,500          1,181

Houghton Mifflin Co., 12.529%,
10/15/13, (c) (p)                                                2,500          1,763

Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31                             1,750          2,012

Mediacom Broadband Corp., 11.000%,
07/15/13, Callable 07/15/06 @ 105.50
                                                                 1,000          1,106

Mediacom Corp., 9.500%, 01/15/13,
Callable 01/15/06 @ 104.75                                       1,445          1,506
                                                                                -----
                                                                                7,568
                                                                                -----
METAL FABRICATE/HARDWARE  (0.1%)

Mueller Holdings, Inc., 11.152%,
04/15/14, Callable 4/15/09 @ 107.38 (c)(p)                         372            269
                                                                                -----
MISCELLANEOUS MANUFACTURER  (0.7%)

Borden Chemical, Inc., 7.875%,
02/15/23                                                         2,250          2,059
                                                                                -----

OFFICE / BUSINESS EQUIPMENT  (0.4%)

Xerox Corp., 9.750%, 01/15/09
OIL & GAS  (0.6%)                                                1,000          1,161
                                                                                -----
Chesapeake Energy Corp., 9.000%,
08/15/12, Callable 08/15/07 @ 104.50                             1,500          1,710
                                                                                -----

PACKAGING & CONTAINERS  (1.0%)

Crown Euro Holdings SA, 9.500%,
03/01/11, Callable 03/01/07 @ 104.75                               500            563

Plastipak Holdings, Inc., 10.750%,
09/01/11, Callable 09/01/06 @ 105.38                             1,000          1,129

Stone Container Corp., 9.250%, 02/01/08                          1,000          1,103
                                                                                -----

                                                                                2,795
                                                                                -----
REAL ESTATE  (0.3%)

CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                               750            857
                                                                                -----
REITS  (0.3%)

Host Marriott LP, Ser G, 9.250%, 10/01/07                          750            826
                                                                                -----

RETAIL  (2.0%)

AutoNation, Inc., 9.000%, 08/01/08                               2,000          2,260
Toys "R" Us, Inc., 7.375%, 10/15/18                              1,250          1,175
Toys "R" Us, Inc., 8.750%, 09/01/21                              1,300          1,313

United Auto Group, Inc., 9.625%,
03/15/12, Callable 03/15/07 @ 104.81                               750            833
                                                                                -----

                                                                                5,581
                                                                                -----

SPECIALTY RETAIL  (0.4%)

Rural/Metro Corp., 9.875%, 03/15/15,
Callable 03/15/10 @ 104.94 (g)                                   1,000          1,000
                                                                               ------
TELECOMMUNICATIONS  (1.4%)

Citizens Communications Co., 9.250%,                             1,000          1,152
05/15/11

Panamsat Corp., 9.000%, 08/15/14,                                  750            825
Callable 08/15/09 @ 104.50 (g)

Panamsat Corp., 9.000%, 08/15/14,                                1,000          1,100
Callable 08/15/09 @ 104.50

Rogers Wireless, Inc., 9.750%, 06/01/16                            500            618
Zeus Special Ltd., 9.466%, 02/01/15,
Callable 02/01/10 @ 104.63 (g) (p)                                 290            194
                                                                               ------


                                                                                3,889
                                                                               ------
UTILITIES/POWER PRODUCERS  (0.3%)

Calpine Generating Co., 11.500%, 04/01/11                        1,000            935
                                                                               ------

TOTAL CORPORATE BONDS (COST $76,013)                                           78,547
                                                                               ------

FOREIGN GOVERNMENT BONDS  (32.1%)

CANADA  (6.8%)

Canada Government, 4.250%, 09/01/09                             11,340          9,429
Canada Government, 5.000%, 06/01/14                             11,390          9,734
                                                                               ------

                                                                               19,163
                                                                               ------
FRANCE  (3.7%)

France Government, 4.000%, 10/25/14                              6,350          8,625
France Government, 4.750%, 04/25/35                              1,350          1,964
                                                                               ------
                                                                               10,589
                                                                               ------
GERMANY  (3.8%)

Duetschland Republic, 4.250%, 07/04/14                           6,360          8,809
Duetschland Republic, Ser 03, 4.750%, 07/04/34                   1,360          1,978
                                                                               ------

                                                                               10,787
                                                                               ------
JAPAN  (13.9%)

Japan Government, Ser 227, 0.100%, 12/20/06                  1,620,350         15,496
Japan Government, Ser 42, 0.600%, 12/20/09                   1,239,100         11,839
Japan Government, Ser 265, 1.500%, 12/20/14                    614,800          5,901
Japan Government, Ser 16, 2.500%, 09/20/34                     596,900          5,784
                                                                               ------

                                                                               39,020
                                                                               ------
NORWAY  (3.9%)

Norwegian Government, 6.750%, 01/15/07                          64,000         11,093
                                                                               ------

TOTAL FOREIGN GOVERNMENT BONDS (COST $89,368)                                  90,652
                                                                               ------

PREFERRED STOCK  (0.5%)
MEDIA  (0.5%)

Primedia, Inc., Ser H                                           15,000          1,496
                                                                               ------
TOTAL PREFERRED STOCK (COST $1,425)                                             1,496
                                                                               ------

U.S. TREASURY OBLIGATIONS  (35.3%)
U.S. TREASURY BONDS  (3.9%)

5.375%, 02/15/31                                                10,080         11,083
                                                                           ----------
U.S. TREASURY NOTES  (31.4%)

1.625%, 04/30/05                                                27,965         27,915
3.000%, 12/31/06                                                20,550         20,348
3.500%, 12/15/09                                                10,190          9,970
4.875%, 02/15/12                                                11,400         11,879
4.250%, 11/15/14                                                18,925         18,745
                                                                           ----------
                                                                               88,857
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $99,976)                                 99,940
                                                                           ----------

YANKEE DOLLAR  (1.5%)
BUILDING MATERIALS  (0.3%)

Ainsworth Lumber Co. Ltd., 7.250%, 10/01/12,
Callable 10/01/08 @ 103.63 (g)                                     750            769
                                                                           ----------

FOOD  (0.4%)

Burns, Philp Capital Property, 9.750%,
07/15/12, Callable 07/15/07 @ 104.88                             1,000          1,105
                                                                           ----------

TELECOMMUNICATIONS  (0.4%)

National Cable PLC, 7.660%, 10/15/12,
Callable 04/15/05 @ 103.00 (f) (g)                               1,000          1,031
                                                                           ----------
TRANSPORTATION  (0.4%)

Ultrapetrol Ltd., 9.000%, 11/24/14,
Callable 11/24/09 @ 104.50 (g)                                   1,500          1,449
                                                                           ----------

TOTAL YANKEE DOLLAR (COST $4,294)                                               4,354
                                                                           ----------

SHORT-TERM INVESTMENTS  (10.9%)

Boston Global Investment Trust - Enhanced Portfolio (m)        636,438            636
                                                                           ----------

Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep, 1.730%                           30,068,733         30,069
                                                                           ----------
TOTAL SHORT-TERM INVESTMENTS (COST $30,705)                                    30,705
                                                                           ----------

TOTAL INVESTMENTS (COST $301,781) (a)   -   108.1%                            305,694
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (8.1)%                            (23,002)
                                                                           ----------
NET ASSETS   -   100.0%                                                    $  282,692
                                                                           ==========

----------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

STI CLASSIC FIXED INCOME FUNDS
U.S. GOVERNMENT SECURITIES FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT                                  VALUE
                                                            ----------                             -----------
ASSET BACKED SECURITIES  (0.3%)
CREDIT CARD ABS  (0.3%)

MBNA Credit Card Master Note Trust
Series 2003-A7, Class A7, 2.650%, 11/15/10                  $    1,000                             $       954
                                                                                                   -----------

TOTAL ASSET BACKED SECURITIES (COST $970)                                                                  954
                                                                                                   -----------
U.S. GOVERNMENT AGENCIES  (52.4%)
FANNIE MAE  (43.6%)

6.000%, 11/01/07                                                    49                                      50
6.500%, 03/01/12                                                   186                                     195
4.717%, 08/25/12                                                 5,000                                   4,982
6.500%, 12/01/12                                                   113                                     119
6.500%, 06/01/13                                                    37                                      39
6.500%, 06/01/13                                                   145                                     152
6.500%, 09/01/13                                                    17                                      18
4.000%, 11/01/13                                                 8,056                                   7,978
4.000%, 12/01/13                                                 2,508                                   2,462
6.000%, 07/01/16                                                 2,443                                   2,545
6.000%, 07/01/16                                                 1,209                                   1,260
6.500%, 09/01/16                                                   749                                     786
5.500%, 04/01/17                                                 2,958                                   3,035
5.500%, 09/01/17                                                 2,828                                   2,900
6.000%, 09/01/17                                                   404                                     421
5.500%, 04/01/18                                                 1,294                                   1,326
6.290%, 08/01/18                                                 1,228                                   1,284
4.500%, 10/01/18                                                   880                                     871
5.500%, 11/01/18                                                 8,627                                   8,843
6.000%, 12/01/18                                                   264                                     273
8.750%, 12/25/20                                                     7                                       8
6.500%, 03/01/29                                                   469                                     490
6.500%, 04/01/31                                                   348                                     362
6.500%, 06/01/31                                                 1,051                                   1,095
6.500%, 12/01/31                                                   653                                     680
7.000%, 12/01/31                                                   238                                     251
7.000%, 12/01/31                                                   495                                     522
6.500%, 01/01/32                                                   837                                     872
6.500%, 05/01/32                                                   271                                     283
7.000%, 06/01/32                                                 2,175                                   2,294
6.500%, 07/01/32                                                   447                                     466
5.323%, 03/01/33, (f)                                            9,202                                   9,312
6.000%, 03/01/33                                                 2,591                                   2,659
5.188%, 04/01/33, (f)                                            3,181                                   3,206
5.500%, 04/01/33                                                 5,804                                   5,859
4.111%, 08/01/33, (f)                                           11,505                                  11,543
6.000%, 10/01/33                                                 3,562                                   3,657
3.996%, 11/01/33, (f)                                            4,010                                   4,018
6.000%, 01/01/34                                                 6,850                                   7,033
6.000%, 02/01/34                                                 3,758                                   3,859

6.000%, 02/01/34                                                 6,703                                   6,882
6.000%, 04/01/34                                                13,147                                  13,499
4.589%, 05/01/34, (f)                                            7,570                                   7,692
4.745%, 05/01/34, (f)                                            9,621                                   9,735
4.034%, 06/01/34, (f)                                            4,303                                   4,312
4.280%, 06/01/34, (f)                                            3,968                                   3,995
                                                                                                   -----------
                                                                                                       144,123
                                                                                                   -----------

FREDDIE MAC  (5.0%)

4.875%, 11/15/13                                                 2,500                                   2,549
7.000%, 06/01/17                                                   322                                     342
5.500%, 02/01/24                                                 9,897                                  10,034
6.000%, 01/01/34                                                 3,549                                   3,646
                                                                                                   -----------
                                                                                                        16,571
                                                                                                   -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.8%)

7.500%, 10/20/09                                                     4                                       5
6.000%, 07/15/13                                                   225                                     236
6.000%, 01/15/14                                                   277                                     290
6.000%, 01/15/14                                                   121                                     126
6.500%, 05/20/28                                                   185                                     194
6.250%, 10/15/28                                                   340                                     355
6.000%, 12/15/31                                                 2,739                                   2,831
5.500%, 12/15/32                                                 2,691                                   2,740
6.000%, 03/15/33                                                 1,311                                   1,355
3.750%, 01/20/34                                                 4,558                                   4,536
                                                                                                   -----------
                                                                                                        12,668
                                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $173,219)                                                         173,362
                                                                                                   -----------

U.S. TREASURY OBLIGATIONS  (42.0%)
U.S. TREASURY BONDS  (6.1%)

5.375%, 02/15/31                                                18,200                                  20,011
                                                                                                   -----------
U.S. TREASURY INFLATION PROTECTED NOTES/ BONDS  (10.5%)

1.875%, 07/15/13                                                23,000                                  24,392
3.875%, 04/15/29                                                 6,400                                  10,156
                                                                                                   -----------
                                                                                                        34,548
                                                                                                   -----------

U.S. TREASURY NOTES (25.4%)

1.625%, 03/31/05                                                 5,800                                   5,795
1.625%, 04/30/05                                                22,000                                  21,961
2.000%, 05/15/06                                                 3,000                                   2,952
3.625%, 07/15/09                                                11,350                                  11,201
6.000%, 08/15/09                                                25,000                                  27,078
3.375%, 09/15/09                                                15,750                                  15,355
                                                                                                   -----------
                                                                                                        84,342
                                                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $137,497)                                                        138,901
                                                                                                   -----------

SHORT-TERM INVESTMENTS (5.5%)
Boston Global Investment Trust - Enhanced Portfolio (m)     18,160,000                                  18,160
                                                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (COST $18,160)                                                             18,160
                                                                                                   -----------

REPURCHASE AGREEMENTS  (5.1%)

Merrill Lynch & Co. Inc., 2.535% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $16,822,498 (collateralized by
FNMA Obligations, 5.500%;  total market
 value $17,158,956)                                             16,821                                  16,821
                                                                                                   -----------
TOTAL REPURCHASE AGREEMENTS (COST $16,821)                                                              16,821
                                                                                                   -----------

TOTAL INVESTMENTS (COST $346,667) (a)   -   105.3%                                                     348,198
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (5.3)%                                                     (17,604)
                                                                                                   -----------
NET ASSETS   -   100.0%                                                                            $   330,594
                                                                                                   ===========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES
                                                               OR
                                                            PRINCIPAL
                                                              AMOUNT                                  VALUE
                                                            ----------                             -----------
MUNICIPAL BONDS  (101.0%)

DISTRICT OF COLUMBIA (0.9%)

Metropolitan Washington DC Airports
Authority, Ser B, RB, 5.250%, 10/01/19,
Callable 10/01/13 @ 100                                     $    1,685                             $     1,836
                                                                                                   -----------

VIRGINIA  (99.3%)

Albemarle County Industrial
Development Authority, Residential Care
Facilities, RB, Ser A, 5.000%, 01/01/07,
Callable 01/01/06 @ 101                                             95                                      96

Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/06                                 2,000                                   2,073

Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/11                                 2,000                                   2,204

Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/17,
Callable 07/01/11 @ 101                                          2,225                                   2,395

Arlington County Industrial
Development Authority, Resource
Recovery, Ser B, AMT, RB, 5.375%,
01/01/11, Callable 07/01/08 @ 101                                2,785                                   2,979

Bristol Utility System, RB, 5.750%,
07/15/14, Callable 07/15/11 @ 102                                1,055                                   1,232

Chesapeake Public Improvement Project,
 GO, 5.500%, 12/01/10                                            2,500                                   2,802

Chesapeake Virginia Economic
Development, MBIA, RB,5.000%,
06/01/11                                                         1,995                                   2,178

Chesapeake Water & Sewer Project, GO,
5.000%, 12/01/19, Callable 12/01/14 @
101                                                              2,465                                   2,679

Chesapeake Water & Sewer Project, GO,
5.000%, 12/01/20, Callable 12/01/14 @
101                                                              3,640                                   3,935

Chesapeake, GO, 5.400%, 12/01/08                                 2,500                                   2,725
Chesterfield County Industrial
Development Authority, Virginia State
University Real Estate Project, Ser A,
LOC: Bank of America, RB, 1.870%,
07/01/29 (f)                                                       880                                     880

Commonwealth Transportation Board,
Ser A, RB, 5.375%, 05/15/13, Callable
05/01/11 @100                                                    2,045                                   2,274

Dinwiddie County Development
Authority, Ser B, MBIA, RB, 5.000%,
02/15/24, Callable 02/15/14 @ 100                                1,750                                   1,846

Education Loan Authority, Guaranteed
Student Loan Program, Ser B, AMT,
RB, 5.550%, 09/01/10                                             1,835                                   1,887

Fairfax County Economic Development
Authority, Tranportation Contract, RB,
MBIA, 5.000%, 04/01/22                                      1,625          1,731

Fairfax County Water Authority, RB,
5.500%, 04/01/14, Callable 04/01/12 @
100                                                         2,000          2,255

Fairfax County Water Authority, RB,
6.000%, 04/01/22, Callable 04/01/07 @
102                                                         5,560          6,016

Fairfax County, GO, Ser A, 5.000%,
04/01/16, Callable 04/01/14 @ 100                           2,000          2,188

Fauquier County Industrial Development
Authority, LOC: RADIAN, RB,5.000%,
10/01/06                                                    1,180          1,220

Front Royal & Warren County
Development Authority, Ser B, RB,
5.000%, 04/01/23, Callable 04/01/14 @
100                                                         2,485          2,622

Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.250%,
06/15/05                                                      460            464

Greater Richmond Convention Center
Authority, Hotel Tax, RB, 6.000%,
06/15/11, Callable 06/15/10 @ 101                           1,170          1,319

Greater Richmond Convention Center
Authority, Hotel Tax, RB, 6.000%,
06/15/13, Callable 06/15/10 @ 101                           3,185          3,583

Halifax County Industrial Development
Authority, RB, 3.000%, 09/01/06                             1,125          1,127

Hampton Ser A, GO, 5.500%, 07/15/18,
Callable 07/15/12 @ 101                                     1,275          1,431

Hanover County Industrial Development
Authority, Regional Medical Care Project,
 RB, MBIA, 6.375%, 08/15/18                                 5,100          6,095

Harrisonburg Industrial Development
Authority, MBIA, RB, 5.750%,
12/01/13, Callable 05/27/05 @ 100                           3,000          3,009

Henrico County Economic Development
Authority, Residential Care Facilities,
 Ser A, RB, 3.750%, 06/01/06                                  255            255

Henrico County Economic Development
Authority, Residential Care Facilities,
 Ser A, RB, 4.250%, 06/01/07                                  525            530

Henrico County Economic Development
Authority, Residential Care Facilities,
 Ser A, RB, 5.000%, 06/01/10                                1,000          1,023

Henrico County Economic Development
Authority, Residential Care Facilities,
 Ser A, RB, 6.500%, 06/01/22, Callable
06/01/12 @ 100                                              1,000          1,054

Henrico County Industrial Development
Authority Lease Revenue, RB, 5.150%,
06/01/07, Callable 06/01/06 @ 102                           2,500          2,624

Henrico County Industrial Development
Authority, RB, 5.300%, 12/01/11                             1,000          1,004

Henrico County, GO, 5.000%,
01/15/08                                                    2,220          2,360

James City County Industrial
Development Authority, Residential Care
Facility Project, Ser B, RB, 5.375%, 03/01/26,
Callable 09/01/05 @ 100                                     1,925          1,933

King George County Industrial
Development Authority, Birchwood
Power Partners Project, Ser B, RB, 1.890%,
12/01/24 (f)                                                    1,545                1,545

Loudoun County GO, Ser A, 5.000%,
11/01/06                                                        2,000                2,081

Loudoun County Industrial Development
 Authority, Hospital Project, RB, 6.000%,
06/01/22, Callable 06/01/12 @ 101                               1,000                1,101

Loudoun County Industrial Development
 Authority, Residential Care Facilities Project,
Ser A, RB, 6.000%, 08/01/24, Callable
08/01/14 @ 100                                                  1,000                1,034

Loudoun County Industrial Development
 Authority, Residential Care Facilities Project,
Ser B, RB, 5.000%, 08/01/28, Callable
08/01/07 @ 101                                                  1,075                1,082

Loudoun County Sanitation Authority,
Water & Sewage, RB, 5.000%, 01/01/25,
 Callable 01/01/15 @ 100                                        3,165                3,362

Loudoun County, Ser A, GO, 5.000%,
07/01/13                                                        3,000                3,321

Lynchburg Ser A, GO, 5.000%,
06/01/17, Callable 06/01/15 @ 100                               2,485                2,714
Lynchburg, GO, 3.000%, 06/01/06,
Callable 06/01/05 @ 100                                         2,100                2,100

Lynchburg, Ser B, GO, 5.000%,
02/01/10                                                        1,940                2,109

Montgomery County Industrial
Development Authority, AMBAC, RB,
5.500%, 01/15/18, Callable 01/15/12 @
101                                                             1,865                2,085

Newport News Industrial Development
Authority, RB, 5.500%, 09/01/09                                 2,500                2,753
Newport News, GO, 5.250%, 07/01/15                              3,000                3,380
Newport News, GO, 5.000%, 05/01/19,
Callable 05/01/14 @ 101                                         2,000                2,166

Norfolk Industrial Development
Authority, AMBAC, RB, 6.900%,
06/01/06                                                        1,000                1,052

Norfolk Virginia Parking System,
Ser B, AMBAC, RB, 5.000%, 02/01/14,
AMBAC                                                           2,135                2,344

Peninsula Port Authority, Residential
Care Facility Project, Ser A, RB, 7.375%,
12/01/23, Callable 12/01/13 @ 100                               1,500                1,612

Richmond, GO, 3.500%, 06/28/05                                  2,000                2,008
Richmond, GO, 5.250%, 01/15/09                                  1,470                1,597
Richmond, GO, 5.500%, 01/15/12,
Callable 01/15/11 @101                                          2,500                2,798

Richmond, FSA, GO, 5.500%,
01/15/18                                                        2,755                3,059

Richmond, FSA, GO,5.000%,
07/15/23, Callable 07/15/14 @ 100                               1,500                1,597

Roanoke Industrial Development
Authority, Ser A, RB, 5.750%, 07/01/13,
 Callable 07/01/12 @ 100                                        2,000                2,252

Roanoke Industrial Development
Authority, Ser A, RB, 5.750%, 07/01/14,
 Callable 07/01/12 @ 100                                       2,000                2,238

Roanoke Industrial Development
Authority, Ser A, RB, 5.500%, 07/01/18,
 Callable 07/01/12 @ 100                                       2,000                2,182

Roanoke Industrial Development
Authority, Ser C, RB, 1.790%,
07/01/27                                                       5,730                5,730

Roanoke Public Improvement, Ser
B, GO, 5.000%, 02/01/24, Callable 02/01/15
@ 101                                                          2,500                2,667

Russell County Industrial Development
Authority, Pollution Control, RB,
2.700%, 11/01/07, (f)                                          1,000                  997

Southwest Regional Jail Authority, RB,
3.000%, 09/01/06, Callable 09/01/05 @
100                                                            1,750                1,755

Spotsylvania County Water & Sewer,
RB, 5.000%, 06/01/26                                           2,635                2,772

Stafford County Water & Sewer,
FSA, RB, 5.000%, 06/01/12                                      2,275                2,498

Upper Occoquan Sewage Authority,
Regional Sewage Project, FSA, RB, 5.000%,
07/01/18, Callable 01/01/14 @ 100                              2,265                2,443

Virginia Beach Development Authority,
Ser A, RB, 5.375%, 08/01/16, Callable
08/01/12 @ 100                                                 1,650                1,829

Virginia College Building Authority,
Educational Facilities Project, RB, 5.375%,
01/01/21, Callable 01/01/16 @ 100                              2,990                3,423

Virginia College Building Authority,
Educational Facilities Project, Ser A, RB,
5.000%, 02/01/15, Callable 02/01/14 @
100                                                            4,510                4,930

Virginia Housing Development
Authority, Commonwealth Mortgage Project,
Ser A, AMT, RB, 2.000%, 07/01/06                                 750                  745

Virginia Housing Development
Authority, Commonwealth Mortgage Project,
Ser J, MBIA, RB, 4.875%, 07/01/13,
Callable 07/01/11 @ 100                                        2,500                2,605

Virginia Housing Development
Authority, Commonwealth Mortgage Project,
Series I, AMT, RB, 3.750%, 07/01/05                            1,000                1,004

Virginia Housing Development
Authority, Multifamily Project, Ser E,
AMT, RB, 5.350%, 11/01/11, Callable
01/01/08 @ 102                                                 1,250                1,325

Virginia Housing Development
Authority, Multifamily Project, Ser H,
AMT, RB, 5.625%, 11/01/18, Callable
11/01/09 @ 100                                                 3,500                3,684

Virginia Housing Development
Authority, Multifamily Project, Ser I, AMT, RB,
 4.875%, 11/01/12, Callable 01/01/09 @
101                                                            1,950                2,018

Virginia Polytechnic Institute & State
University, Ser A, RB,5.350%,
06/01/09                                                       2,000                2,110

Virginia Polytechnic Institute & State
University,  Ser D, AMBAC,
RB, 5.125%, 06/01/21                                           1,095                1,196

Virginia Public School Authority,
Ser B, RB, 5.000%, 08/01/13, Callable
08/01/10 @ 101                                                 2,910                 3,169

Virginia Public School Authority,
Ser D, RB, 5.000%, 02/01/11                                    2,000                 2,186

Virginia Resources Authority,
Infrastructure, RB, 5.000%, 11/01/22,
Callable  11/01/13 @ 100                                       1,670                 1,771

Virginia State Public Building
Authority, RB, 5.100%, 08/01/05                                  500                   506

Virginia Transportation Board Contract,
Ser B, RB, 6.750%, 05/15/06                                    3,605                 3,786

York County Industrial Development
Authority, Pollution Control, RB,
5.500%, 07/01/09, Callable 11/08/06 @
101                                                              640                   674
                                                                                 ---------
PUERTO RICO (0.8%)                                                                 185,423
                                                                                 ---------
Puerto Rico Commonwealth Highway &
 Transportation Authority, RB, 5.000%,
07/01/06                                                       1,500                 1,546
                                                                                 ---------
TOTAL MUNICIPAL BONDS (COST $184,242)                                              188,805
                                                                                 ---------

MONEY MARKET FUND (0.9%)

Federated Virginia Municipal Cash
Trust, Institutional Class                                 1,776,209                 1,776
                                                                                 ---------
TOTAL MONEY MARKET FUND (COST $1,776)                                                1,776
                                                                                 ---------

TOTAL INVESTMENTS (COST $186,018) (a)  -  101.9%                                   190,581
LIABILITIES IN EXCESS OF OTHER ASSETS -  (1.9)%                                     (3,511)
                                                                                 ---------
NET ASSETS - 100.0%                                                              $ 187,070
                                                                                 =========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA MUNICIPAL BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                          SHARES
                                                            OR
                                                         PRINCIPAL
                                                          AMOUNT                    VALUE
                                                         ---------                 -------
MUNICIPAL BONDS (98.2%)
DISTRICT OF COLUMBIA (1.9%)

Metropolitan Washington Airports
Authority Airport System, RB, Ser A,
AMT, 5.500%, 10/01/27, Callable
10/01/11 @ 101                                            $ 1,000                  $ 1,052

VIRGINIA (96.3%)

Amherst County Service Authority, RB,
 6.000%, 12/15/20, Callable 12/15/10 @
102                                                           500                      526

Amherst County Service Authority, RB,
 6.000%, 12/15/30, Callable 12/15/10 @
102                                                         1,750                    1,820

Blacksburg Polytechnic Institute
Sanitation Authority, RB, 4.150%,
11/01/06                                                      500                      511

Bristol Virginia Utility System, RB,
MBIA, 5.250%, 07/15/23, Callable
07/15/13 @ 100                                              1,000                    1,087

Brunswick County Industrial
Development Authority Correctional
Facility Lease, RB, MBIA, 5.700%,
07/01/10, Prerefunded 07/01/06 @ 102                        1,000                    1,061

Chesapeake Virginia Economic
Development, RB, MBIA, 5.000%,
06/01/13                                                    1,065                    1,168

Chesterfield County Industrial
Development, RB, LOC: Suntrust Bank,
1.860%, 08/01/24, (f)                                       1,000                    1,000

Chesterfield County Virginia, GO,
5.000%, 01/15/12, Prerefunded 01/15/11
@ 100                                                       1,105                    1,211

Fairfax County Economic Development
Authority, RB, MBIA, 5.000%, 04/01/29
 Callable 01/01/14 @ 100                                    1,000                    1,045

Fairfax County Economic Development
Authority, Transportation Contract, RB,
MBIA, 5.000%, 04/01/22, Callable
04/01/14 @ 100                                              1,000                    1,065

Fairfax County, GO, 5.000%, 01/15/26,
Callable 01/15/15 @ 100                                     1,000                    1,061

Fairfax County, GO, Ser A, 5.000%,
04/01/16, Callable 04/01/14 @ 100                           1,000                    1,094

Fairfax County, Virginia Sewer, RB,
MBIA, 5.800%, 07/15/22, Callable
07/15/06 @ 102                                              1,000                    1,064

Greater Richmond Convention Center,
Authority Hotel Tax, RB, 6.125%,
06/15/25, Callable 06/15/10 @ 101                           1,200                    1,351

Greater Richmond Convention Center,
Authority Hotel Tax, RB, 5.500%,
06/15/08                                                      550                      590

Greater Richmond Convention Center,
Authority Hotel Tax, RB, 5.900%,
06/15/16, Callable 06/15/10 @ 101                             950                    1,058

Hampton Virginia Golf Course, RB,
6.000%, 12/01/12                                              983                    1,031

Hanover County Industrial Development
Authority, Regional Medical Care Project,
 RB, MBIA, 6.375%, 08/15/18                                 1,000                    1,195

Henrico County Industrial Development
Authority, RB, AMT, LOC: First Union
National Bank, 3.400%, 03/01/16
Callable 04/07/05 @ 100, (f)                                  870                      867

Henrico County, Economic Development
 Authority, RB, Ser A, GNMA, 5.850%,
07/20/19, Callable 7/20/09 @
102                                                           400                      436

Henrico County, Economic Development
 Authority, RB, Ser A, GNMA, 5.900%,
07/20/29, Callable 07/20/09 @ 102                             500                      553

Henry County Public Service Authority
Water and Sewer, RB, FSA, 5.250%,
11/15/13                                                    1,500                    1,671

Loudoun County Industrial Development
 Authority Lease, RB, 5.000%, 03/01/19,
Callable 03/01/13 @ 100                                     1,000                    1,071

Loudoun County Industrial Development
 Authority Public Safety Facilities Lease,
RB, Ser A, 5.250%, 12/15/17, Callable
06/15/14 @ 100                                              1,110                    1,221

Loudoun County Industrial Development
 Authority, Residential Care Facilities,
RB, Ser A, 6.000%, 08/01/24, Callable
08/01/14 @ 100                                                750                      776

Loudoun County, GO, Ser A,
5.250%, 05/01/18, Callable 05/01/12 @
100                                                         1,535                    1,687

Lynchburg Industrial Development
Authority Healthcare Facilities, RB,
5.250%, 01/01/11, Callable 01/01/08 @
101                                                         1,000                    1,057

Newport News Redevelopment and
Housing Authority, RB, GNMA, 5.850%,
 12/20/30, Callable 08/20/07 @ 102                            500                      520

Peninsula Ports Authority, Residential
Care Facility, RB, Ser A, 7.375%,
12/01/23, Callable 12/01/13 @ 100                             525                      564

Pittsylvania County Virginia, GO, Ser
B, MBIA, 5.625%, 03/01/15 Callable
03/01/11 @ 102                                              1,000                    1,138

Richmond Industrial Development
Authority Student Housing, RB, 5.450%,
 01/01/21, Callable 01/01/11 @ 102                          1,000                    1,071

Richmond Public Utility, RB, 5.000%,
01/15/23, Callable 01/15/15 @ 100                           1,000                    1,066

Richmond, GO, 5.500%,
01/15/15, Callable 01/15/11 @ 101                           1,290                    1,438

Richmond, GO, FSA, 5.500%,
01/15/11                                                    1,000                    1,122

Richmond, GO, FSA, 5.500%,
01/15/18, Callable 01/15/11 @ 101                           1,000                    1,110

Riverside Regional Jail Authority,
RB, MBIA, 5.875%, 07/01/14
Prerefunded 07/01/05 @ 102                                    910                      940

Roanoke Industrial Development
Authority Hospital, RB, Ser A, 5.500%,
07/01/16, Callable 07/01/12 @ 100                           1,000                    1,094

Roanoke Industrial Development
Authority Hospital, RB, Ser A, 5.500%,
07/01/21, Callable 07/01/12 @ 100                           1,000                    1,087

Roanoke Industrial Development
Authority Hospital, RB, Ser C, 1.700%,
07/01/27 (f)                                                1,325                    1,325

Southwest Regional Jail Authority, RB,
MBIA, 5.125%, 09/01/14 Callable
09/01/13 @ 100                                              1,095                    1,198

Spotsylvania County Water & Sewer,
RB, 5.000%, 06/01/26                                        1,000                    1,052

Virginia Commonwealth Transportation
Board, RB, Ser A, 5.375%,
05/15/12, Callable 05/15/11 @ 100                           1,500                    1,670

Virginia Commonwealth Transportation
Board, RB, 5.500%, 10/01/05                                 1,000                    1,019

Virginia Housing Development
Authority, RB, Ser D, AMT, 5.375%,
04/01/06                                                      715                      733

Virginia Polytechnic Institute & State
University, RB, Ser D, AMBAC,
5.125%, 06/01/21, Callable 06/01/14 @
101                                                         1,000                    1,093

Virginia Public School Authority, RB,
5.250%, 04/01/05                                            1,000                    1,003

Virginia Public School Authority, RB,
Ser A, 5.000%, 08/01/24, Callable
08/01/14 @ 100                                              1,365                    1,446

Virginia Public School Authority, RB,
Ser C, State Aid Withholding, 5.000%,
08/01/08, Prerefunded 08/01/05 @ 102                          500                      516

Virginia Resources Authority,
Infrastructure, RB, 5.000%, 11/01/22,
Callable 11/01/13 @ 100                                     1,250                    1,326

Virginia Resources Authority,
Infrastructure, RB, Ser A, 5.800%,
05/01/30, Callable 05/01/11 @ 101                           1,500                    1,688
                                                                                   -------
                                                                                    53,496
                                                                                   -------
TOTAL MUNICIPAL BONDS (COST $52,570)                                                54,548
                                                                                   -------
MONEY MARKET FUND (3.1%)

Federated Virginia Municipal Cash
Trust, Institutional Class                                1,739,483                  1,739
                                                                                   -------


TOTAL MONEY MARKET FUND (COST $1,739)                                                1,739
                                                                                   -------

TOTAL INVESTMENTS (COST $54,309) (a)   -   101.3%                                   56,287
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (1.3)%                                    (723)
                                                                                   -------
NET ASSETS   -   100.0%                                                            $55,564
                                                                                   =======

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION AGGRESSIVE GROWTH FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES                      VALUE
                                                      ----------                  ----------
EQUITY FUNDS (97.0%)

STI Classic Aggressive Growth Stock
Fund, T Shares (d) *                                     300,717                  $    3,037

STI Classic Capital Appreciation Fund,
T Shares (d) *                                           966,282                      12,098

STI Classic Emerging Growth Stock
Fund, T Shares (d) *                                      53,017                         504

STI Classic Growth and Income Fund,
T Shares (d)                                             604,171                      10,011

STI Classic International Equity Index
Fund, T Shares (d)                                       630,151                       8,280

STI Classic Mid-Cap Equity Fund, T
Shares (d)                                               167,149                       2,026

STI Classic Mid-Cap Value Equity
Fund, T Shares (d)                                       162,776                       2,030

STI Classic Small Cap Growth Stock
Fund, T Shares (d) *                                      49,049                       1,016

STI Classic Small Cap Value Equity
Fund, T Shares (d)                                        75,015                       1,525

STI Classic Strategic Quantitative
Equity Fund, T Shares (d) *                              152,511                       2,053

STI Classic Value Income Stock Fund,
T Shares (d)                                             522,254                       6,669
                                                                                  ----------

TOTAL EQUITY FUNDS (COST $41,351)                                                     49,249
                                                                                  ----------

MONEY MARKET FUNDS (3.0%)

STI Classic Prime Quality Money
Market Fund, T Shares (d)                              1,532,967                      1,533
                                                                                  ----------

TOTAL MONEY MARKET FUNDS (COST $1,533)                                                 1,533
                                                                                  ----------

TOTAL INVESTMENTS (COST $42,884) (a)   -   100.0%                                     50,782
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.0%                                           1
                                                                                  ----------
NET ASSETS   -   100.0%                                                           $   50,783
                                                                                  ==========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION CONSERVATIVE FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                          SHARES                    VALUE
                                                         --------                  --------
EQUITY FUNDS (25.3%)

STI Classic Aggressive Growth Stock
Fund, T Shares (d) *                                       10,525                  $    106

STI Classic Capital Appreciation Fund,
T Shares (d) *                                             33,643                       421

STI Classic Growth and Income Fund,
T Shares (d)                                               19,272                       319

STI Classic International Equity Index
Fund, T Shares (d)                                         20,644                       271

STI Classic Mid-Cap Equity Fund, T
Shares (d)                                                  5,496                        67

STI Classic Mid-Cap Value Equity
Fund, T Shares (d)                                          5,335                        67

STI Classic Small Cap Growth Stock
Fund, T Shares (d) *                                        3,208                        66

STI Classic Small Cap Value Equity
Fund, T Shares (d)                                          3,291                        67

STI Classic Strategic Quantitative
Equity Fund, T Shares (d) *                                 5,018                        68

STI Classic Value Income Stock Fund,
T Shares (d)                                               16,589                       212
                                                                                   --------

TOTAL EQUITY FUNDS (COST $1,383)                                                      1,664
                                                                                   --------

FIXED INCOME FUNDS (71.4%)

STI Classic Institutional Core Bond Fund,
T shares (d)                                              409,526                     4,169

STI Classic High Income Fund, T
Shares (d)                                                 69,234                       528
                                                                                   --------
TOTAL FIXED INCOME FUNDS (COST $4,694)                                                4,697
                                                                                   --------

MONEY MARKET FUNDS (2.9%)

STI Classic Prime Quality Money
Market Fund, T Shares (d)                                 192,614                       193
                                                                                   --------

TOTAL MONEY MARKET FUNDS (COST $193)                                                    193
                                                                                   --------

TOTAL INVESTMENTS (COST $6,270) (a)   -   99.6%                                       6,554
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.4%                                         25
                                                                                   --------
NET ASSETS   -   100.0%                                                            $  6,579
                                                                                   ========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION GROWTH AND INCOME FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                         SHARES                      VALUE
                                                       ----------                  ----------
EQUITY FUNDS (75.3%)

STI Classic Aggressive Growth Stock
Fund, T Shares (d) *                                      510,585                  $    5,157
STI Classic Capital Appreciation Fund,
T Shares (d) *                                          1,636,691                      20,492
STI Classic Emerging Growth Stock
Fund, T Shares (d)                                         78,885                         749
STI Classic Growth and Income Fund,
T Shares (d)                                            1,021,777                      16,931
STI Classic International Equity Index
Fund, T Shares (d)                                      1,000,930                      13,152
STI Classic Mid-Cap Equity Fund, T Shares (d)             268,532                       3,255
STI Classic Mid-Cap Value Equity
Fund, T Shares (d)                                        260,207                       3,245
STI Classic Small Cap Growth Stock
Fund, T Shares (d) *                                       67,669                       1,401
STI Classic Small Cap Value Equity
Fund, T Shares (d)                                        107,109                       2,178
STI Classic Strategic Quantitative
Equity Fund, T Shares (d) *                               245,205                       3,300
STI Classic Value Income Stock Fund,
T Shares (d)                                              879,832                      11,235
                                                                                   ----------
TOTAL EQUITY FUNDS (COST $67,098)                                                      81,095
                                                                                   ----------

FIXED INCOME FUNDS (21.7%)
STI Classic Institutional  Core Bond
Fund, T shares (d)                                      1,978,739                      20,144
STI Classic High Income Fund, T Shares (d)                420,072                       3,205
                                                                                   ----------
TOTAL FIXED INCOME FUNDS (COST $23,174)                                                23,349
                                                                                   ----------
MONEY MARKET FUNDS (3.0%)
STI Classic Prime Quality Money
Market Fund, T Shares (d)                               3,228,802                       3,229
                                                                                   ----------
TOTAL MONEY MARKET FUNDS (COST $3,229)                                                  3,229
                                                                                   ----------

TOTAL INVESTMENTS (COST $93,501) (a) - 100.0%                                         107,673
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                               28
                                                                                   ----------
NET ASSETS - 100.0%                                                                $  107,701
                                                                                   ==========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION MODERATE GROWTH FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES                   VALUE
                                                      ---------                ---------
EQUITY FUNDS  (55.2%)

STI Classic Aggressive Growth Stock
Fund, T Shares (d) *                                    544,747                $   5,502

STI Classic Capital Appreciation Fund,
T Shares (d) *                                        1,746,481                   21,866

STI Classic Growth and Income Fund,
T Shares (d)                                          1,115,388                   18,482

STI Classic International Equity Index
Fund, T Shares (d)                                    1,113,436                   14,631

STI Classic Mid-Cap Equity Fund, T Shares (d)           267,545                    3,243

STI Classic Mid-Cap Value Equity
Fund, T Shares (d)                                      259,777                    3,239

STI Classic Small Cap Growth Stock
Fund, T Shares (d) *                                    156,820                    3,248

STI Classic Small Cap Value Equity
Fund, T Shares (d)                                      159,660                    3,246

STI Classic Strategic Quantitative
Equity Fund, T Shares (d) *                             243,942                    3,283

STI Classic Value Income Stock Fund,
T Shares (d)                                            961,029                   12,272
                                                                               ---------
TOTAL EQUITY FUNDS (COST $72,223)                                                 89,012
                                                                               ---------

FIXED INCOME FUNDS (41.7%)

STI Classic Institutional Core Bond Fund,
T shares (d)                                          5,811,622                   59,162

STI Classic High Income Fund, T Shares (d)            1,056,711                    8,063
                                                                               ---------

TOTAL FIXED INCOME FUNDS (COST $66,744)                                           67,225
                                                                               ---------

MONEY MARKET FUNDS (3.0%)

STI Classic Prime Quality Money
Market Fund, T Shares (d)                             4,859,563                    4,860
                                                                               ---------

TOTAL MONEY MARKET FUNDS (COST $4,860)                                             4,860
                                                                               ---------

TOTAL INVESTMENTS (COST $143,827) (a) - 99.9%                                    161,097
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                         153
                                                                               ---------
NET ASSETS - 100.0%                                                            $ 161,250
                                                                               =========

------------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
PRIME QUALITY MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                      PRINCIPAL
                                                                        AMOUNT       VALUE
                                                                      ----------   ----------
CERTIFICATES OF DEPOSIT  (25.0%)
BANKS  (20.1%)

ABN Amro Bank, 2.620%, 04/21/05                                       $   25,000   $   25,000
Barclays Bank PLC, 2.550%, 03/24/05 (f)                                  110,000      109,998
Barclays Bank PLC, 2.730%, 05/11/05                                       40,000       40,001
BNP Paribas, 2.527%, 08/23/05 (f)                                         60,000       59,989
BNP Paribas, 2.505%, 10/03/05 (f)                                         65,000       64,983
Branch Banking & Trust, 2.695%, 04/19/05                                  75,000       75,000
Canadian Imperial Bank, 2.620%, 04/29/05 (f)                              70,000       69,998
Canadian Imperial Bank, 2.610%, 05/31/05 (f)                              50,000       49,997
Credit Lyonnais, 2.520%, 04/04/05 (f)                                    100,000       99,998
Credit Suisse First Boston LLC, 2.520%, 04/05/05 (f)                      50,000       49,999
Credit Suisse First Boston LLC, 2.570%, 11/18/05 (f)                      40,000       40,000
Deutsche Bank AG, 2.760%, 05/23/05                                        50,000       50,001
First Tennessee Bank, 2.150%, 04/06/05                                    50,000       49,978
HSBC Bank PLC, 2.815%, 05/24/05                                           25,000       24,999
Lloyds TSB Group PLC, 2.500%, 05/31/05                                    50,000       50,001
Rabobank Nederland NV, 2.600%, 03/02/05 (f)                              100,000      100,000
Toronto Dominion Bank, 2.510%, 04/04/05                                  100,000       99,998
                                                                                   ----------
                                                                                    1,059,940
                                                                                   ----------

DIVERSIFIED FINANCIAL SERVICES  (4.9%)

Dresdner Bank AG, 2.570%, 04/07/05                                        50,000       50,001
HBOS Treasury Services, 2.705%, 05/03/05                                  75,000       75,001
Liquid Funding Ltd., 2.560%, 10/14/05 (f) (g)                             30,000       29,998
Societe Generale, 2.550%, 04/11/05                                       100,000       99,998
                                                                                   ----------
                                                                                      254,998
                                                                                   ----------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,314,938)                                     1,314,938
                                                                                   ----------

COMMERCIAL PAPERS  (29.5%)
BANKS  (8.3%)

Australia & New Zealand Banking Group
 Ltd., 2.450%, 03/11/05 (c)                                               75,000       74,950
Australia & New Zealand Banking Group
 Ltd., 2.718%, 05/09/05 (c)                                               50,000       49,741
Bank Of Ireland, 2.470%, 03/14/05 (c)                                     49,100       49,056
BNP Paribas, 2.444%, 03/23/05 (c)                                         50,000       49,926
DEPFA Bank PLC, 2.390%, 03/02/05 (c)                                      11,000       10,999
Spintab AB, 2.526%, 04/04/05 (c)                                          50,000       49,881

Spintab AB, 2.541%, 04/05/05 (c)                                         100,025       99,780
Wachovia Corp., 2.550%, 03/23/05 (c)                                      50,000       49,922
                                                                                   ----------
                                                                                      434,255
                                                                                   ----------

DIVERSIFIED FINANCIAL SERVICES  (14.2%)

Atlantis One Funding Corp., 2.509%, 03/10/05 (c)                          15,822       15,812
Atlantis One Funding Corp., 2.627%, 04/21/05 (c)                          25,000       24,908
Ciesco LLC, 2.739%, 05/16/05 (c)                                          50,000       49,713
CIT Group, Inc., 2.296%, 03/02/05 (c)                                      7,026        7,026
CIT Group, Inc., 2.706%, 05/04/05 (c)                                     50,000       49,761
Compass Securitization LLC, 2.840%, 05/25/05 (c)                          45,570       45,267
Dexia Delaware LLC, 2.829%, 05/23/05 (c)                                  15,000       14,903
Dorada Finance, Inc., 2.556%, 04/08/05 (c)                                22,445       22,385
Dorada Finance, Inc., 2.637%, 04/20/05 (c)                                25,000       24,909
Dresdner US Financial, 2.556%, 04/07/05 (c)                               85,000       84,777
Fortis Funding LLC, 2.521%, 03/03/05 (c)                                  50,000       49,993
ING Funding, 2.717%, 05/10/05 (c)                                         21,215       21,104
International Lease Finance Corp., 2.727%, 05/11/05 (c)                   20,000       19,893
Mane Funding Corp., 2.510%, 03/16/05 (c)                                 100,000       99,895
New Center Asset Trust, 2.620%, 03/01/05 (c)                             100,000       99,999
Rabobank USA Finance Corp., 2.610%, 03/01/05 (c)                          18,719       18,719
Sigma Finance, Inc., 2.546%, 04/05/05 (c)                                 50,000       49,877
Sigma Finance, Inc., 2.527%, 04/13/05 (c)                                 25,000       24,925
Westpac Capital, 2.627%, 04/21/05 (c)                                     25,000       24,908
                                                                                   ----------
                                                                                      748,774
                                                                                   ----------

INSURANCE  (4.7%)

ING America Insurance Holdings, 2.668%, 04/27/05 (c)                      50,000       49,790
ING America Insurance Holdings, 2.779%, 05/18/05 (c)                      58,750       58,398
Prudential PLC, 2.423%, 03/21/05 (c)                                      22,000       21,971
Swiss RE Financial, 2.566%, 04/11/05 (c)                                  50,000       49,855
Swiss RE Financial, 2.606%, 04/13/05 (c)                                  25,000       24,923
Swiss RE Financial, 2.637%, 04/20/05 (c)                                  25,000       24,909
Swiss RE Financial, 2.718%, 05/10/05 (c)                                  15,000       14,921
                                                                                   ----------
                                                                                      244,767
                                                                                   ----------

OIL & GAS  (1.9%)

Total Capital, 2.610%, 03/01/05 (c)                                      100,000      100,000
                                                                                   ----------
TELECOMMUNICATIONS  (0.4%)

SBC Communications, Inc., 2.516%, 03/22/05 (c)                            20,000       19,971
                                                                                   ----------

TOTAL COMMERCIAL PAPERS (COST $1,547,767)                                           1,547,767
                                                                                   ----------

CORPORATE BONDS  (41.4%)
BANKS  (8.3%)

American Express Centurion, 2.630%, 04/29/05 (f)                          25,000       24,999
Bank of America Corp., 7.875%, 05/16/05                                    7,435        7,529
Bank of New York Co., Inc. (The), 2.704%, 05/27/08 (f)                    25,000       25,000

DEPFA Bank PLC, 2.470%, 12/15/05 (f)                                     125,000      124,999
Northern Rock PLC, 2.630%, 03/14/05 (f)                                   30,000       30,002
Northern Rock PLC, 2.483%, 12/09/08 (f)                                  101,500      101,514
Norwest Corp., Ser F, 6.500%, 06/01/05                                     2,775        2,806
Wachovia Corp., 7.450%, 07/15/05                                           7,721        7,860
Wells Fargo & Co., 2.660%, 09/14/05 (f)                                   51,000       51,001
Wells Fargo & Co., 2.560%, 07/15/09 (f)                                   50,000       50,000
Wells Fargo & Co., Ser C, 2.640%, 01/02/08 (f)                            10,000       10,000
                                                                                   ----------

                                                                                      435,710
                                                                                   ----------
COMPUTERS  (0.5%)

IBM Corp., 2.560%, 03/08/06, Callable 05/08/05 @ 100 (f) (g)              25,000       25,002
                                                                                   ----------

DIVERSIFIED FINANCIAL SERVICES  (27.2%)

American Express Credit Corp., Ser B, 2.640%, 03/05/08 (f)                90,000       90,000
American General Finance Corp., Ser G, 2.849%, 03/24/05 (f)               25,000       25,004
AT&T Capital Corp., Ser F, 6.600%, 05/15/05                               11,647       11,755
Bear Stearns & Co., Inc., 2.680%, 10/28/05 (f)                           125,000      125,001
Bear Stearns & Co., Inc., Ser B, 2.875%, 05/23/05 (f)                      5,100        5,107
Beta Finance, Inc., 2.687%, 05/18/05 (f)                                 122,000      121,994
BMW US Capital LLC, 4.231%, 06/07/05                                     100,000      100,531
Capital One Auto Finance Trust, Ser 2004-B, 2.560%, 10/17/05 (f)          23,456       23,456
CIT Group, Inc., 3.160%, 07/29/05 (f)                                      7,500        7,512
CIT Group, Inc., 7.625%, 08/16/05                                         23,117       23,609
Credit Suisse First Boston LLC, 2.750%, 03/21/05 (f)                      10,000       10,001
Dorada Finance, Inc., 2.670%, 07/15/05 (f)                                50,000       50,009
General Electric Capital Corp., 2.840%, 03/21/05 (f) (g)                  10,000       10,001
General Electric Capital Corp., 2.690%, 07/09/07 (f)                      69,000       69,000
General Electric Capital Corp., Ser A, 2.615%, 03/15/05 (f)               17,328       17,329
General Electric Capital Corp., Ser A, 7.500%, 05/15/05                    2,000        2,021
General Electric Capital Corp., Ser A, 2.169%, 06/28/55 (f)                5,760        5,701
General Electric Capital Corp., Ser A, 2.199%, 06/30/55 (f)                2,250        2,227
Goldman Sachs Group, Inc. (The), Ser 2, 2.580%, 03/15/06 (f)             100,000      100,001
Heller Financial, Inc., 8.000%, 06/15/05                                   7,142        7,258
Household Finance Corp., 2.610%, 10/25/05 (f)                             50,000       50,000
Household Finance Corp., 2.630%, 10/28/05 (f)                             50,000       49,998
Lehman Brothers Holdings, Inc., Ser G, 2.850%, 04/05/05 (f)               10,000       10,003
Liberty Lights US Capital, 2.555%, 02/01/06 (f) (g)                       50,000       50,000

Liberty Lights US Capital, 2.555%, 02/07/06 (f)                           25,000       25,000
Liquid Funding Ltd., 2.590%, 11/07/05 (f) (g)                            115,000      114,989
Merrill Lynch & Co., Inc., Ser 1, 2.620%, 02/03/09 (f)                    30,000       30,000
Morgan Stanley, 2.640%, 03/18/05 (f)                                      50,000       50,000
Morgan Stanley, 2.590%, 08/15/05 (f)                                      75,000       75,000
Morgan Stanley, 2.665%, 08/13/10 (f)                                      48,500       48,500
Norwest Financial, Inc., 7.600%, 05/03/05                                  3,700        3,737
Sigma Finance, Inc., 2.685%, 08/05/05 (f)                                 50,000       50,015
Sigma Finance, Inc., 2.540%, 10/11/05 (f) (g)                             25,000       24,996
Toyota Motor Credit Corp., 2.635%, 03/17/05 (f)                            1,000        1,000
Toyota Motor Credit Corp., 2.650%, 09/09/05 (f)                           39,000       39,022
                                                                                   ----------

                                                                                    1,429,777
                                                                                   ----------

ELECTRIC  (0.8%)

Georgia Power Co., 2.760%, 04/15/05 (f)                                   40,000       40,006
                                                                                   ----------

INSURANCE  (0.7%)

Jefferson-Pilot Capital Corp., 2.620%, 02/17/11 (f)                       35,000       35,000
                                                                                   ----------

MEDIA  (0.1%)

New York Times Co. (The), 7.625%, 03/15/05                                 5,100        5,112
                                                                                   ----------

PHARMACEUTICALS  (1.4%)

Pfizer, Inc., 2.550%, 10/07/05 (f) (g)                                    75,000       75,000
                                                                                   ----------
TELECOMMUNICATIONS  (2.4%)

BellSouth Corp., 4.119%, 04/26/05 (f) (g)                                125,000      125,475
                                                                                   ----------

TOTAL CORPORATE BONDS (COST $2,171,082)                                             2,171,082
                                                                                   ----------

MASTER NOTES  (3.4%)
BANKS  (3.4%)

Bank of America Corp., 2.695%, 09/14/05                                  180,000      180,000
                                                                                   ----------
TOTAL MASTER NOTES (COST $180,000)                                                    180,000
                                                                                   ----------

REPURCHASE AGREEMENTS  (1.1%)

Bear Stearns & Co., Inc., 2.565% , dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $4,459,951 (collateralized by U.S.
Government Obligations, 0.000%, due
01/15/35; total market value $4,553,055)                                   4,460        4,460

BNP Paribas, 2.585% , dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $7,398,749 (collateralized by U.S.
Government Obligations, 0.000%, due
07/26/05; total market value $7,546,344)                                   7,398        7,398

Lehman Brothers, Inc.,  2.555% , dated
02/28/05, to be repurchased on 03/01/05,

repurchase price $5,900,190 (collateralized
 by U.S. Government Obligations,
5.000%, due 02/01/20; total market value
$6,018,010)                                                                5,900        5,900

Merrill Lynch & Co., Inc., 2.535%, dated 02/28/05,
 to be repurchased on 03/01/05, repurchase
 price $19,325,299 (collateralized by U.S.
Government Obligations, 5.000%, due
10/01/17 - 08/01/33; total market value
$19,713,393)                                                              19,324       19,324

Morgan Stanley, 2.575% , dated
02/28/05, to be repurchased on 03/01/05,
repurchase price $11,006,281
(collateralized by U.S. Government
Obligations, 4.110%, due 08/01/34; total
market value $11,260,611)                                                 11,005       11,005

UBS Warburg LLC, 2.575% , dated
02/28/05, to be repurchased on 03/01/05,
repurchase price $8,316,996 (collateralized
 by U.S. Government Obligations,
5.000%, due 07/15/33; total market value
$8,483,679)                                                                8,316        8,316
                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (COST $56,403)                                             56,403
                                                                                   ----------

TOTAL INVESTMENTS (COST $5,270,190) (a)   -   100.4%                                5,270,190
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.4)%                                    (19,341)
                                                                                   ----------
NET ASSETS   -   100.0%                                                            $5,250,849
                                                                                   ==========

--------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TAX-EXEMPT MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                     ------------   ----------
MUNICIPAL BONDS (93.1%)
ALABAMA (3.2%)

Birmingham Special Care Facilities,
Carraway Methodist Health Project, Ser
A, RB, 1.900%, 08/15/28, LOC:Amsouth Bank (f)        $      9,695   $    9,695

Birmingham Special Care Facilities, Ser
PT-510, RB, 1.950%, 11/15/20
LOC:Merrill Lynch & Co., Inc. (f)                          14,080       14,080

Cherokee Industrial Development
Board, BOC Group Project, RB, 1.860%,
04/01/08 LOC:Wachovia Bank of Georgia (f)                   3,500        3,500

Covington County GO, SouthTrust
Bank, 1.960%, 06/01/32 (f)                                  2,355        2,355

Daphne-Villa Mercy Special Care
Facility Authority, Mercy Medical
Project, RB, 1.860%, 12/01/27
LOC:Amsouth Bank (f)                                       12,800       12,800

Marion Education Building Authority,
Judson College Project, RB, 1.910%,
01/01/33, LOC:South Trust Bank (f)                          6,620        6,620
                                                                    ----------
                                                                        49,050
                                                                    ----------

ARIZONA (0.2%)

Salt River Project Agricultural
Improvement & Power District, Electric
System, Ser SG-10, RB, 1.900%,
01/01/30 (f)                                                3,700        3,700
                                                                    ----------
ARKANSAS (0.1%)

Springdale Sales & Use Tax, RB,
MBIA, 3.000%, 07/01/05 (f)                                  2,305        2,315
                                                                    ----------

CALIFORNIA (3.3%)

California State Housing Finance
Agency, Ser J, RB, FSA, 1.900%,
02/01/32 (f)                                               15,000       15,000

California State Housing Finance
Agency, Ser U, RB, FSA, 1.900%,
02/01/32 (f)                                               20,000       20,000

CSUCI Financing Authority, RB,
LOC:Citibank, 1.600%, 08/01/31 (f)                          6,100        6,100

Los Angeles Regional Airports
Improvement Corp. Lease, RB, Societe
Generale, 1.850%, 12/01/25 (f)                              9,000        9,000

Sacramento City Financing Authority,
Water Improvement Project, RB,
AMBAC, 1.880%, 12/01/08 (f)                                 1,900        1,900
                                                                    ----------
                                                                        52,000
                                                                    ----------

COLORADO (0.4%)

Colorado State Multi-Family Housing
& Finance Authority, St. Moritz Project,
Ser H, RB, FNMA, 1.870%, 10/15/16
(f)                                                         5,615        5,615
                                                                        ------

CONNECTICUT (2.1%)

Connecticut State Health and
Educational Facilities Authority, Ser
PT-905, RB, FGIC, 2.200%, 08/12/19,
Callable 07/01/05 @ 100 (f)                                19,755       19,755

Connecticut State Special Obligation
Rate Reduction, Ser A, RB, 3.000%,
06/30/05 (f)                                               12,975       13,034
                                                                        ------
                                                                        32,789
                                                                        ------
DISTRICT OF COLUMBIA (1.0%)

District of Columbia Phillips College,
RB, LOC:Bank of America, 1.870%, 08/01/33 (f)               6,000        6,000

District of Columbia Planned
Parenthood, RB, LOC:Bank of America,
1.870%, 12/01/29 (f)                                        6,345        6,345

District of Columbia Planned
Parenthood, RB, LOC:Branch Banking &
Trust, 1.900%, 11/01/27 (f)                                 3,470        3,470
                                                                        ------
                                                                        15,815
                                                                        ------
FLORIDA (6.0%)

De Soto County Industrial Development
Authority, Tremron Project, RB, LOC:Branch
Banking & Trust, 2.000%, 11/01/15 (f)                       4,000        4,000

Florida State Housing Finance
Authority, Brentwood Club Apartments
Project, Ser A-1, RB, AMT, FNMA,
1.900%, 01/15/35 (f)                                       10,400       10,400

Florida State Multi-Family Housing
Finance Authority, Bainbridge Project,
Ser M, RB, AMT, FNMA, 1.860%,
12/01/25 (f)                                                6,270        6,270

Florida State Multi-Family Housing
Finance Authority, St. Andrews Pointe
Apartments, Ser E-1, RB, AMT, FNMA,
1.900%, 06/15/36 (f)                                        8,700        8,700

Florida State Multi-Family Housing
Finance Authority, Stone Harbor
Apartments, Ser K, RB, AMT, LOC:Amsouth
Bank, 1.900%, 07/15/36 (f)                                  5,560        5,560

Hillsborough County Industrial
Development Authority, Independent Day
School Project, RB, LOC:Bank of America,
1.920%, 09/01/26 (f)                                        4,300        4,300

Jacksonville Economic Development                           3,100        3,100
Authority, Goodwill Project, RB, LOC:
SouthTrust Bank, 1.910%, 07/01/23 (f)

Lee County Housing Finance Authority,
Ser PT-611, RB, 1.650%, 03/01/34 (f)                        1,570        1,570

Manatee County St. Stephens Upper
School Project, RB, LOC:Bank of America,
1.920%, 11/01/25 (f)                                        3,300        3,300

Miami-Dade County Industrial
Development Authority, Gulliver Schools
Project, RB, LOC:Bank of America, 1.920%,
09/01/29 (f)                                                7,150        7,150

Munimae Trust, Ser PT-616, RB,
AMT, FHLMC, 1.960%, 12/19/05 (f)                            5,000        5,000

Orange County Housing Finance
Authority, Charleston Club Apartments,
Ser A, RB, AMT, FNMA, 1.860%,
07/15/34 (f)                                                7,000        7,000

Santa Rosa County Health Facilities
Authority, Baptist Hospital, LOC:Bank of
America, RB, 1.870%, 10/01/21 (f)                           8,100        8,100

Sarasota County Health Facilities
Authority, Bay Village Project, RB, LOC:Bank
of America, 1.920%, 12/01/23 (f)                            4,200        4,200

Tampa Bay Regional Water Supply
Authority, RB, AMT, LOC:Bank of America,
1.920%, 10/01/31 (f)                                        9,200        9,200

University of North Florida Parking
Systems Project, RB, LOC:First Union
National Bank, 1.960%, 05/01/28 (f)                         5,500        5,500
                                                                        ------
                                                                        93,350
                                                                        ------
GEORGIA (2.0%)

Atlanta Airport Authority, Ser 313, RB,
AMT, FGIC, 1.960%, 01/01/18 (f)                            3,335        3,335

Cobb County Educational Facilities
Development Authority, Kennesaw State
University Project, RB, AMBAC,
1.860%, 11/01/18 (f)                                        5,030        5,030

Georgia State Eagle Trust, RB,
LOC:Citibank, 1.900%, 07/01/15 (f)                          7,025        7,025

Houston County Development
Authority, Clean Control Project, RB,
AMT, LOC:Branch Banking & Trust, 2.000%,
06/01/20 (f)                                                2,800        2,800

Metropolitan Atlanta Rapid Transit
Authority, Ser SG-57, RB, AMBAC,
1.900%, 07/01/20 (f)                                        5,000        5,000

Savannah Economic Development
Authority, Exempt Facilities -
Construction Utilites Project, RB, AMT,
LOC:Branch Banking & Trust, 2.000%,
12/01/19 (f)                                                2,190        2,190

Savannah Economic Development
Authority, Kennickell Printing Project,
RB, AMT, LOC:Branch Banking & Trust,
2.000%, 09/01/11 (f)                                        1,620        1,620

Toombs County Hospital Authority,
Meadows Regional Medical, RB, LOC:Branch
Banking & Trust, 1.900%, 12/01/17 (f)                       4,700        4,700
                                                                        ------
                                                                        31,700
                                                                        ------
HAWAII (0.3%)

Hawaii State Airports System, Ser
PA-1110, RB, AMT, FGIC, 1.650%,
07/01/09 (f)                                                4,995        4,995
                                                                        ------
IDAHO (0.1%)

Idaho State Housing & Finance
Association, Ser PA-115, RB, LOC:Merrill
Lynch & Co., Inc., 1.950%, 01/01/27 (f)                       821          821
                                                                        ------

ILLINOIS (11.6%)

Bloomington Normal Airport
Authority, GO, LOC:Bank One, 1.920%,
01/01/12 (f)                                                  700          700

Chicago Airport Special Facilities,
Centerpoint O'Hare Project, RB, AMT,
LOC:Bank One, 1.920%, 09/01/32 (f)                          2,800        2,800

Chicago Merlots Project, Series
WWW, GO, AMBAC, 1.910%, 01/01/22 (f)                       11,000       11,000

Chicago Water Authority, Merlots
Project, RB, LOC:Bank of New York, 2.275%,
11/01/30 (f)                                               14,940       14,940

Illinois State Development Finance
Authority, RB, LOC:Danske Bank, 1.950%,
06/01/06 (f)                                               28,000       28,000

Illinois State Educational Facilities
Authority, Chicago Childrens Museum
Project, RB, LOC:Bank One, 1.870%,
02/01/28 (f)                                                1,600        1,600

Illinois State Educational Facilities
Authority, Museum of Science & Industry
Project, RB, LOC:Northern Trust Company,
1.870%, 11/01/15 (f)                                        4,500        4,500

Illinois State Finance Authority,
Alexian Brothers Health Project, RB,
LOC:Bank One, 1.880%, 04/01/35 (f)                         46,000       46,000

Illinois State Health Facilities
Authority, Advocate Health Care Project,
Ser B, RB, 1.900%, 08/15/22 (f)                             2,100        2,100

Illinois State Health Facilities
Authority, Proctor Hospital Project, RB,
LOC:Bank One, 1.870%, 01/01/12 (f)                          3,400        3,400

Illinois State Housing Development
Authority, Center Apartments Project,
RB, 1.860%, 01/01/08 (f)                                   20,935       20,935

Illinois State Merlots, Ser B04, GO,
FSA, 1.910%, 12/01/24 (f)                                   7,230        7,230

Illinois State Regional Transportation
Authority, Ser SG-82, RB, 1.900%,
06/01/25 (f)                                               17,500       17,500

Lockport Industrial Development
Authority, Panduit Project, RB, AMT,
LOC:Fifth Third Bank, 1.940%, 04/01/25 (f)                  2,000        2,000


Macon County Millikin University
Project, RB, AMBAC, 1.900%, 10/01/28 (f)                    5,850        5,850

Naperville Heritage YMCA Group, RB,
LOC:Fifth Third Bank, 1.860%, 12/01/29 (f)                  7,600        7,600

Savanna Industrial Development
Authority, Metform Project, Ser A, RB,
AMT, LOC:Bank One, 1.920%, 05/01/14 (f)                       500          500

Savanna Industrial Development
Authority, Ser B, RB, AMT, LOC:Bank One,
1.920%, 06/01/09 (f)                                        1,400        1,400

Wheeling Industrial Development
Authority, Circuit Service Project, RB,
AMT, LOC:Bank One Illinois, 2.020%,
04/01/18 (f)                                                1,600        1,600
                                                                       -------
                                                                       179,655
                                                                       -------

INDIANA (3.0%)

Elkhart County Industrial Economic
Development Authority, Holly Park
Project, RB, AMT, LOC:Bank One Indiana,
2.020%, 02/01/10 (f)                                        1,300        1,300

Fort Wayne Economic Development
Authority, Technical Project, RB, AMT,
LOC:Bank One, 1.920%, 07/01/09 (f)                          1,000        1,000

Indiana Bond Bank, RB, FGIC,
1.900%, 02/01/22, Callable 02/01/15 @
100 (f)                                                     5,190        5,190

Indiana State Development Finance
Authority, Christel House Project, RB,
LOC:Fifth Third Bank, 1.860%, 02/01/23 (f)                  6,620        6,620

Indiana State Development Finance
Authority, Culver Educational Project,
RB, LOC:Northern Trust Company, 1.870%,
01/01/32 (f)                                               12,700       12,700

Indiana State Development Finance
Authority, Historical Society Project, RB,
LOC:Bank One Indiana, 1.870%, 08/01/31 (f)                  1,200        1,200

Indiana State Health Facilities
Financing Authority, Clarian Health
Partners Project, Ser B, RB, LOC:NBD Bank,
1.860%, 02/15/26 (f)                                        2,000        2,000

La Porte County Industrial Economic
Development Authority, Pedcor
Investments - Woodland Project, RB,
AMT, FHLB, 1.980%, 10/01/29 (f)                             1,200        1,200

Marshall County Industrial Economic
Development Authority, Culver Education
Foundation Project, RB, LOC:Bank One,
1.870%, 01/01/35 (f)                                        8,300        8,300

Warren Township Vision 2005,
Merlots, Ser A-52, RB, FGIC, 1.910%,
07/15/20 (f)                                                6,600        6,600
                                                                        ------
                                                                        46,110
                                                                        ------

IOWA (0.4%)

Iowa Higher Education Loan Authority,
Private College - Graceland Project, RB,
LOC:Bank of America, 1.920%, 02/01/33 (f)                   3,700        3,700

Sac County Industrial Development
Authority, Evapco Project, RB, AMT,
LOC:Bank of America, 1.970%, 07/01/16 (f)                   2,620        2,620
                                                                        ------
                                                                         6,320
                                                                        ------

KANSAS (0.1%)

Sedgewick & Shawnee Counties Single
Family Revenue, RB, LOC:Merrill Lynch
& Co., Inc., 1.950%, 12/01/22 (f)                           2,165        2,165
                                                                        ------
KENTUCKY (0.2%)

Campbell County Industrial Building
Authority, Hospital Imaging Project, RB,
LOC:Fifth Third Bank, 1.880%, 04/01/20 (f)                  2,815        2,815
                                                                        ------

LOUISIANA (1.1%)

Louisiana Public Facilities Authority,
Advance Funding, Ser C, RB, 3.000%,
10/20/05 (f)                                                3,325        3,351

Louisiana Public Facilities Authority,
Advance Funding, Ser D, RB, 3.000%,
10/20/05 (f)                                               13,235       13,339
                                                                        ------
                                                                        16,690
                                                                        ------
MARYLAND (1.6%)

Maryland Community Development
Administration Department Housing and
Community Development, Ser C, RB,
Lloyds LOC:TSB Bank, 1.860%, 09/01/35 (f)                  15,040       15,040

Maryland State Economic Development
Authority, YMCA Central Maryland
Project, RB, LOC:Branch Banking & Trust,
1.900%, 04/01/28 (f)                                        4,450        4,450

Maryland State, Ser PA-816, GO, LOC:
Merrill Lynch & Co., Inc., 1.880%, 03/01/12 (f)             5,995        5,995
                                                                        ------
                                                                        25,485
                                                                        ------

MASSACHUSETTS (2.0%)

Massachusetts State Development
Financing Agency, Boston University, Ser
R2, RB, LOC:Societe Generale, 1.790%,
10/01/42 (f)                                               13,000       13,000

Massachusetts State, Ser 2003-25, GO,
LOC:BNP Paribas, 1.880%, 04/01/17 (f)                       8,000        8,000

Massachusetts State, Ser PT-1390, GO,
FSA, 1.880%, 03/01/10 (f)                                   9,925        9,925
                                                                        ------
                                                                        30,925
                                                                        ------
MICHIGAN (1.6%)

Detroit Sewer Disposal System, Ser E,
RB, FGIC, 1.550%, 07/01/31 (f)                             15,000       15,000

Michigan, Ser 2004-2, RB, AMT, ABN
LOC:Amro Bank/GNMA, 1.970%, 12/20/11 (f)                    9,780        9,780

Oakland County Economic
Development Authority, Moody Family
Limited Project, RB, AMT, LOC:Bank One
Michigan, 2.020%, 09/01/12 (f)                                600          600
                                                                        ------
                                                                        25,380
                                                                        ------
MISSOURI (0.2%)

Carthage Industrial Development
Authority, Schrieber Project, RB, AMT,
LOC:First National Bank, 1.920%, 11/01/10
(f)                                                         3,100        3,100

Missouri State Environmental
Improvement & Energy Resource
Authority, Utilicorp United Project, RB,
AMT, LOC:Toronto Dominion Bank, 1.920%,
05/01/28 (f)                                                  700          700
                                                                        ------
                                                                         3,800
                                                                        ------
MONTANA (0.5%)

Missoula County Economic
Development Authority, Dinny Stranahan
Research Project, RB, LOC:Northern Trust
Company, 1.870%, 06/01/20 (f)                               8,500        8,500
                                                                        ------

NEVADA (0.9%)

Clark County Airport Improvement
Authority, Sub-Lien, Ser A-2, RB, AMT,
LOC:Westdeutsche Landesbank, 1.870%,
07/01/25 (f)                                                3,825        3,825

Nevada State Ser 344, GO, FGIC,
1.920%, 05/15/28 (f)                                        5,495        5,495

Nevada State Ser SG-114, RB, 1.900%,
03/01/27 (f)                                                5,000        5,000
                                                                       -------
                                                                        14,320
                                                                       -------

NEW JERSEY (2.4%)

New Jersey State Transportation
Authority, Ser PA-802, RB, FSA,
1.880%, 12/15/09 (f)                                       10,000       10,000

New Jersey Economic Development
Authority, RB, MBIA, 1.880%, 06/15/10 (f)                  16,270       16,270

New Jersey Economic Development
Authority, RB, MBIA, 1.880%, 12/15/14 (f)                  10,625       10,625
                                                                       -------
                                                                        36,895
                                                                       -------

NEW YORK (6.6%)

New York City Municipal Water
Financing Authority, Ser PA-454, RB,
LOC:Merrill Lynch & Co., Inc., 1.880%, 07/15/30 (f)        14,500       14,500

New York City Municipal Water
Financing Authority, Ser SGB-27, RB,
FSA, 1.880%, 06/15/24 (f)                                   9,000        9,000

New York City PT-2203, RB, MBIA,
1.890%, 08/01/10 (f)                                        4,970        4,970

New York State Thruway Authority, Ser
SG-119, RB, LOC:Societe Generale, 1.880%,
01/01/27 (f)                                               20,500       20,500

New York State Dormitory Authority,
Ser PA-781, RB, FSA, 1.880%, 05/15/17 (f)                   6,655        6,655

New York State Housing Finance
Agency, Ser A, RB, AMT, FNMA,
1.890%, 11/01/35 (f)                                       15,000       15,000

New York State Local Goverment                             14,925       14,925
Assistance, Ser PT-410, LOC:Merrill Lynch
& Co., Inc., 1.880%, 04/01/10 (f)

Sales Tax Asset Receivables Corp., Ser
2450, RB, LOC:Merrill Lynch & Co., Inc., 1.880%,
10/15/25, Callable 10/15/14 @ 100 (f)                      15,000       15,001

Southeast New York Industrial
Development Agency, Unilock New York
Project, RB, AMT, LOC:Bank One, 2.020%,
12/01/12 (f)                                                2,000        2,000
                                                                       -------

                                                                       102,551
                                                                       -------
NORTH CAROLINA (5.1%)

Charlotte Airport Authority, Ser A, RB,
AMT, MBIA, 1.890%, 07/01/17 (f)                             3,700        3,700

Charlotte Water & Sewer System, RB,
1.600%, 08/01/34, (f)                                      10,000       10,000

Charlotte Water & Sewer System, RB,
LOC:Wachovia Bank, 2.000%, 06/03/05 (f)                    11,500       11,500

Cleveland County Family YMCA, RB,
LOC:Branch Banking & Trust, 1.900%,
08/01/18 (f)                                                2,400        2,400

Forsyth County Communications
System Project, COP, LOC:Wachovia Bank,
1.900%, 10/01/12 (f)                                       10,345       10,345

Guilford County Industrial &
Recreational Facilities Authority, YMCA
Project, RB, LOC:Branch Banking & Trust,
1.900%, 02/01/23 (f)                                        4,800        4,800

Guilford County Ser B, GO, LOC:Wachovia
Bank, 1.870%, 03/01/25 (f)                                 15,000       15,000

North Carolina State Educational
Facilities Finance Agency, Guilford
College Project, RB, MBIA, 1.890%,
05/01/24 (f)                                                2,000        2,000

North Carolina State Medical Care
Authority, Westcare Health Systems, RB,
LOC:Branch Banking & Trust, 1.900%,
09/01/22 (f)                                                4,600        4,600

North Carolina State Medical Care
Commission, Friends Homes, RB, LOC:Bank
of America, 1.900%, 09/01/33 (f)                            6,955        6,955

North Carolina State Medical Care
Community Hospital Lutheran Services
for the Aging Project, RB, LOC:Branch
Banking & Trust, 1.860%, 03/01/28 (f)                       8,135        8,135
                                                                        ------
                                                                        79,435
                                                                        ------

OHIO (1.4%)

Ohio State Air Quality Development
Authority, JMG Limited Partnership, Ser
A, RB, AMT, LOC:Westdeutsche Landesbank,
1.880%, 04/01/28 (f)                                        3,000        3,000

Ohio State Higher Educational Facility
Commission, Pooled Financing Project,
RB, LOC:Fifth Third Bank, 1.920%, 09/01/18 (f)              3,600        3,600

Rickenbacker Port Authority, YMCA of
Central Ohio Project, RB, LOC:Fifth Third
Bank, 1.870%, 05/01/22 (f)                                  8,000        8,000

Warrren County Health Care
Improvement, Otterbein Project, Ser A,
RB, LOC:Fifth Third Bank, 1.870%, 07/01/21 (f)              7,945        7,945
                                                                        ------
                                                                        22,545
                                                                        ------
OTHER (9.0%)

Municipal Securities Pool Trust
Receipts, 2.010%, 06/01/34 (f)                             29,585       29,585

Municipal Securities Pool Trust
Receipts, RB, LOC:Societe Generale, 2.010%,
01/01/35 (f)                                                8,800        8,800

Puttable Floating Option, Tax-Exempt
Receipts, Ser PPT-36, 2.010%, 01/01/27 (f)                  2,590        2,590

Puttable Floating Rate Option, Tax
Exempt Receipts, Ser PPT-1001, Cl I,
2.010%, 03/01/40 (f)                                       10,000       10,000

Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-1001, Cl
D, 1.820%, 03/01/40 (f)                                    10,000       10,000

Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-1003, Cl
A, 2.400%, 01/01/32 (f)                                    20,000       20,000

Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-1003, Cl
B, 1.960%, 01/01/32 (f)                                    58,000       58,000
                                                                       -------
                                                                       138,975
                                                                       -------

PENNSYLVANIA (3.9%)

Allegheny County Hospital
Development Authority, Ser PT-878, RB,
LOC:Merrill Lynch & Co. Inc., 1.880%, 10/01/19,
Callable 04/04/05 @ 101 (f)                                23,965       23,965

Berks County Industrial Development
Authority, Kutztown University
Foundation Project, RB, LOC:Wachovia Bank,
1.860%, 01/01/27 (f)                                       12,700       12,700

Cambria County Industrial
Development Authority, Kutztown
University Foundation Project, RB,
AMT, LOC:Bayerische Hypo, 2.050%,
12/01/28 (f)                                                7,125        7,125

Delaware River Port Authority, RB,
FSA, 1.890%, 01/01/10 (f)                                   7,000        7,000

Philadelphia Industrial Development
Authority, Chemical Heritage Foundation
Project, RB, LOC:Wachovia Bank, 1.860%,
07/01/27 (f)                                                9,225        9,225
                                                                       -------
                                                                        60,015
                                                                       -------

PUERTO RICO (0.2%)

Puerto Rico Public Finance Corp., Ser
PA-502, 1.860%, 06/01/19, (f)                               3,000        3,000
                                                                       -------
RHODE ISLAND (0.4%)

Rhode Island State Health &
Educational Building Authority, Ocean
Street Assitance, RB, LOC:Soverign Bank,
1.860%, 07/01/31 (f)                                        6,050        6,050
                                                                       -------

SOUTH CAROLINA (3.5%)

Newberry County Memorial Hospital
Authority, Newberry County Memorial
Hospital Project, RB, LOC:First Union
National Bank, 1.860%, 12/01/29 (f)                         9,780        9,780

South Carolina State Educational
Facilities Authority, Charleston Southern
University Project, RB, LOC:Bank of America,
1.870%, 04/01/28 (f)                                        5,550        5,550

South Carolina State Educational
Facilities Authority, Newberry College
Project, RB, LOC:Branch Banking & Trust,
1.900%, 08/01/22 (f)                                        3,775        3,775

South Carolina State Jobs Economic
Development Authority, Anderson Area
YMCA Project, RB, LOC:Bank of America,
1.920%, 11/01/24 (f)                                        7,100        7,100

South Carolina State Jobs Economic
Development Authority, Carolina Village
Project, RB, LOC:Branch Banking & Trust,
1.900%, 02/01/22 (f)                                          105          105

South Carolina State Jobs Economic
Development Authority, Developmental
Foundation Project, RB, LOC:Branch Banking
& Trust, 1.900%, 12/01/10 (f)                               6,000        6,000

South Carolina State Jobs Economic
Development Authority, Diversified
Coating Project, RB, LOC:Branch Banking &
Trust, 2.000%, 04/01/17 (f)                                 2,285        2,285

South Carolina State Jobs Economic
Development Authority, Sargent Metal
Fabricators Project, RB, AMT, LOC:Branch
Banking & Trust, 2.000%, 11/01/22 (f)                       2,435        2,435

South Carolina State Jobs Economic
Development Authority, YMCA Beaufort
County Project, RB, LOC:Branch Banking &
Trust, 1.900%, 12/01/24 (f)                                 3,450        3,450

South Carolina Housing Finance &
Development Authority, Ser PT-1272,
RB, FHLMC, 1.950%, 12/15/30 (f)                            10,000       10,000

University of South Carolina, Jobs
Economic Development Authority,
Development Foundation Project, RB,
LOC:Branch Banking & Trust, 1.900%,
12/01/10 (f)                                                4,000        4,000
                                                                        ------
                                                                        54,480
                                                                        ------

TENNESSEE (1.5%)

Covington Industrial Development
Board, Charms Project, RB, AMT, LOC:Bank
of America, 1.920%, 06/01/27 (f)                            3,000        3,000

Knox County Industrial Development
Board, Educational Services of America
Project, RB, LOC:Branch Banking & Trust,
1.900%, 12/01/22 (f)                                        3,510        3,510

Metropolitan Government Nashville &
Davidson County, Nashville Christian
School Project, RB, LOC:SouthTrust Bank,
1.910%, 09/01/23 (f)                                        1,565        1,565

Tennessee State Local Development
Authority, Ser A, RB, 2.335%, 05/31/05 (f)                 15,000       15,055
                                                                        ------
                                                                        23,130
                                                                        ------

TEXAS (3.9%)

Coastal Bend Health Facilities
Development Authority, Incarnate World
Health Systems Project, Ser B, RB,
AMBAC, 1.860%, 08/15/28 (f)                                17,400       17,400

Houston Airport System, Ser SG-149,
RB, FSA, 1.910%, 07/01/28 (f)                              17,500       17,500

Houston Higher Education Finance
Authority, Ser SG-139, RB, LOC:Societe
Generale, 1.900%, 11/15/29 (f)                              3,100        3,100

Houston Water & Sewer System
Authority, Ser SG-78, RB, 1.900%,
12/01/25 (f)                                                8,835        8,835

Pearland Independent School District,
Ser SG-106, GO, 1.900%, 02/15/22 (f)                          600          600

Texas State, LOC:Eagle Trust, Ser 991301,
GO, LOC:Citibank, 1.900%, 06/01/25 (f)                      9,900        9,900

Texas State Lower Colorado River
Authority, Merlots, Ser ZZZ, RB, FSA,
1.910%, 01/01/28 (f)                                        3,500        3,500
                                                                        ------
                                                                        60,835
                                                                        ------

VIRGINIA (11.1%)

Alexandria Redevelopment & Housing
Authority, Ser PT-1251, RB, LOC:Merrill
Lynch & Co., Inc., 1.950%, 12/01/29 (f)                     4,495        4,495

Charlottesville Industrial Development
Authority, Seminole Project, Ser A, RB,
LOC:Branch Banking & Trust, 1.930%,
12/01/13 (f)                                                3,545        3,545

Chesterfield County Industrial
Development Authority, PT 2133, RB,
LOC:Merrill Lynch & Co., Inc., 1.950%,
02/15/07, (f)                                               2,995        2,995

Clarke County Industrial Development
Authority, Hospital Facilities, Winchester
Medical Center Project, RB, FSA,
1.890%, 01/01/30, (f)                                      36,000       36,000

Clarke County Industrial Development
Authority, Powhatan School District
Project, RB, LOC:Branch Banking & Trust,
1.900%, 09/01/22 (f)                                        1,600        1,600

Danville-Pittsylvania Industrial
Development Facility, Institute of
Advanced Research Project, RB, LOC:Branch
Banking & Trust, 1.900%, 08/01/12, (f)                      2,325        2,325

Fairfax County Industrial Development
Authority, Inova Health Systems Project,
RB, 1.790%, 01/01/30, (f)                                  42,585       42,585

Front Royal & Warren County
Industrial Development Authority, Warren
Memorial Hospital Project, RB, LOC:Branch
Banking & Trust, 1.900%, 05/01/23,
(f)                                                         2,945        2,945

Hanover County Industrial Development
Authority, Covenant Woods Project, RB,
LOC:Branch Banking & Trust, 1.900%,
07/01/29, (f)                                              10,810       10,810

Lexington Industrial Development
Authority, RB, LOC:Wachovia Bank, 1.860%,
12/01/34, Callable 12/01/10 @ 100 (f)                      10,000       10,000

Louisa County Industrial Development
Authority, University of Virginia Health
Services Foundation, RB, LOC:First Union
National Bank, 1.870%, 10/01/30 (f)                         3,000        3,000

Norfolk Redevelopment & Housing
Authority, RB, LOC:Bank of America, 1.900%,
07/01/34 (f)                                                7,000        7,000

Rockingham County Industrial
Development Authority, Sunnyside
Presbyterian, RB, LOC:Branch Banking &
Trust, 1.900%, 12/01/33 (f)                                10,420       10,420

Shenandoah County Industrial
Development Authority, Shenandoah
Memorial Hospital, RB, LOC:Branch Banking
& Trust, 1.900%, 11/01/14 (f)                               3,270        3,270

University of Virginia Merlots, Ser
B-31, RB, LOC:Wachovia Bank, 1.910%,
06/01/27 (f)                                                4,735        4,735

Virginia Beach Development Authority,
Ser PT-1146, RB, AMT, LOC:Wachovia
Bank, 1.960%, 09/01/16 (f)                                  1,100        1,100

Virginia College Building Authority,
Shenandoah University Project, RB,
LOC:Branch Banking & Trust, 1.870%,
05/01/32 (f)                                                3,000        3,000

Virginia State Resource Authority, Clean
Water Revenue, Ser PA-790, RB,
1.880%, 10/01/16, Callable 10/01/10 @
100 (f)                                                     2,000        2,000

Virginia State Biotechnology Research
Park Authority, RB, LOC:Wachovia Bank,
1.860%, 04/01/27 (f)                                        6,890        6,890

Virginia State Public School Authority,
Ser PT-1619, RB, 1.880%, 08/01/08, (f)                      2,480        2,480

Viriginia, Ser 2003-33, RB, MBIA
1.880%, 04/01/11 (f)                                        5,370        5,370

Williamsburg Industrial Development
Authority, Colonial Williamsburg, RB,
LOC:First Union National Bank, 1.860%,
10/01/35 (f)                                                4,220        4,220
                                                                     ---------
                                                                       170,785
                                                                     ---------

WASHINGTON (2.0%)

King County Housing Authority, RB,
1.880%, 09/20/42 (f)                                        5,580        5,580

King County Water & Sewer Authority,
Ser PT-1071, RB, FSA, 1.900%,
01/01/10 (f)                                                7,495        7,495

Seattle, Ser 348, GO, LOC:Morgan Stanley,
1.920%, 12/15/28 (f)                                        4,495        4,495

Washington State Public Power Supply
System, Nuclear Power Supply System,
Nuclear Power Project No. 1, Ser 1A-1,
RB, LOC:Bank of America, 1.860%, 07/01/17
(f)                                                         3,745        3,745

Washington State Merlots, Ser B-23,
GO, MBIA, 1.910%, 12/01/25 (f)                             10,000       10,000
                                                                     ---------
                                                                        31,315
                                                                     ---------

WISCONSIN (0.2%)

Appleton Industrial Development, Pro
Label Project, RB, AMT, LOC:Bank One,
2.120%, 11/01/12 (f)                                          585          585

Germantown Industrial Development
Authority, Speaker Project, RB, AMT,
LOC:Bank One Milwaukee, 2.120%, 08/01/11 (f)                  560          560

Holland Industrial Development
Authority, White Clover Dairy Project,
RB, AMT, LOC:Bank One Wisconsin,
2.020%, 06/01/13 (f)                                          985          985

Oconomowoc Industrial Development
Authority, Quest Technologies Project,
RB, AMT, LOC:Bank One Wisconsin,
2.020%, 05/01/18 (f)                                        1,255        1,255
                                                                     ---------
                                                                         3,385
                                                                     ---------
TOTAL MUNICIPAL BONDS (COST $1,447,711)                              1,447,711
                                                                     ---------

MONEY MARKET FUNDS (6.8%)

Goldman Sachs Financial Square Funds,
Tax Free Money Market Fund                             74,070,496       74,070

SEI Tax Exempt Trust, Institutional
Tax Free Fund                                          31,900,000       31,900
                                                                    ----------
TOTAL MONEY MARKET FUNDS (COST $105,970)                               105,970
                                                                    ----------

TOTAL INVESTMENTS (COST $1,553,681) (a) - 99.9%                      1,553,681
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                             2,265
                                                                    ----------
NET ASSETS - 100.0%                                                 $1,555,946
                                                                    ==========

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               PRINCIPAL
                                                                 AMOUNT             VALUE
                                                               ----------        ------------
U.S. GOVERNMENT AGENCIES (83.0%)
FANNIE MAE (44.5%)

2.460%, 03/23/05                                               $   35,000        $     35,000
1.550%, 04/01/05                                                   10,000               9,987
2.558%, 05/03/05                                                   25,000              24,999
2.067%, 06/24/05                                                   15,000              14,904
2.553%, 08/29/05                                                   35,000              34,991
2.308%, 09/06/05                                                   50,000              49,980
2.470%, 09/15/05                                                   50,000              49,985
2.456%, 10/14/05                                                   20,000              19,700
2.984%, 11/10/05                                                   10,000               9,798
2.556%, 12/29/05                                                   55,000              54,978
2.490%, 01/09/06                                                   49,200              49,176
                                                                                 ------------
                                                                                      353,498
                                                                                 ------------

FEDERAL FARM CREDIT BANK (8.1%)

2.490%, 05/16/05                                                   25,000              24,999
2.198%, 09/15/05                                                   15,000              14,823
2.590%, 09/30/05                                                   25,000              25,002
                                                                                 ------------
                                                                                       64,824
                                                                                 ------------

FEDERAL HOME LOAN BANK (17.3%)

1.200%, 04/01/05                                                   15,000              15,000
1.400%, 04/01/05, Callable 3/08/05 @                               20,000              20,000
100
2.315%, 09/08/05                                                   10,850              10,846
2.490%, 09/16/05                                                   65,000              64,984
2.485%, 10/05/05                                                   27,000              26,994
                                                                                 ------------
                                                                                      137,824
                                                                                 ------------

FREDDIE MAC (13.1%)

2.410%, 03/14/05, (c)                                              25,000              24,979
2.051%, 06/09/05                                                   20,000              19,888
2.020%, 06/27/05                                                   15,000              14,902
2.333%, 09/20/05                                                   10,000               9,871
2.346%, 10/18/05                                                   15,000              14,779
2.802%, 11/15/05                                                   20,000              19,608
                                                                                 ------------
                                                                                      104,027
                                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $660,173)                                        660,173
                                                                                 ------------

REPURCHASE AGREEMENTS (17.1%)

ABN Amro Bank, 2.555%, dated 02/28/05,                             28,611              28,611
to be repurchased on 03/01/05, repurchase
price $28,631,060 (collateralized by US
Treasury Obligations; 2.600% total market value $29,183,319)

Bear Stearns & Co., Inc., 2.565%, dated 02/28/05,                   3,354               3,354
to be repurchased on 03/01/05, repurchase
price $3,354,575 (collateralized by GNMA
Obligations; 4.000 % total market value $3,421,762)

BNP Paribas, 2.585%, dated 02/28/05,                               10,254              10,254
to be repurchased on 03/01/05, repurchase
price $10,254,534 (collateralized by
FMDN Obligations; 2.620% total market
value $10,458,968)

Lehman Brothers Inc., 2.555%, dated                                19,599              19,599
02/28/05, to be repurchased on 03/01/05,
repurchase price $19,599,924
(collateralized by FGPC Obligations;
5.000% total market value $19,988,933)

Merrill Lynch & Co., Inc., 2.535%, dated 02/28/05,                 32,603              32,603
to be repurchased on 03/01/05, repurchase
price $ 32,604,831 (collateralized by
FN-MS Obligations; 5.355% total market value $33,255,242.)

Morgan Stanley, 2.575%, dated                                      15,961              15,961
02/28/05, to be repurchased on 03/01/05,
repurchase price $15,962,606
(collateralized by FG-PC Obligations; total
market value $16,280,694)

UBS Warburg LLC, 2.575%, dated                                     26,169              26,169
02/28/05, to be repurchased on 03/01/05,                                         ------------
repurchase price $26,170,698
(collateralized by FGRM Obligations;
5.000% total market value $26,696,754)

TOTAL REPURCHASE AGREEMENTS (COST $136,551)                                           136,551
                                                                                 ------------

TOTAL INVESTMENTS (COST $796,724) (a) - 100.1%                                        796,724
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                           (415)
                                                                                 ------------
NET ASSETS - 100.0%                                                              $    796,309
                                                                                 ============

----------
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               PRINCIPAL
                                                                 AMOUNT             VALUE
                                                               ----------        ------------
U.S. TREASURY OBLIGATIONS (21.8%)
U.S. TREASURY BILLS (9.2%)

2.182%, 03/31/05                                               $   40,000        $     39,928
2.368%, 04/21/05                                                   90,000              89,705
                                                                                 ------------
                                                                                      129,633
                                                                                 ------------

U.S. TREASURY NOTES (12.6%)

6.750%, 05/15/05                                                   95,000              95,899
5.750%, 11/15/05                                                   80,000              81,829
                                                                                 ------------
                                                                                      177,728
                                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $307,361)                                       307,361
                                                                                 ------------

REPURCHASE AGREEMENTS (78.2%)                                     70,190              70,190

ABN Amro Bank, 2.555% dated 02/28/05, to be repurchased on 03/01/05, repurchase price $70,195,333 (collaterized by U.S.
Treasury Obligations 0.000% 08/11/05;
total market value $71,594,705)

Bear Stearns & Co., Inc. 2.525% dated 02/28/05, to                 24,901              24,901
be repurchased on 03/01/05, repurchase
price $24,903,110 (collaterized by U.S.
Treasury Obligations 2.250%-3.125%
02/15/07-05/15/07; total market value $26,147,149)

BNP Paribas, 2.555% dated 02/28/05, to                            316,434             316,435
be repurchased on 03/01/05, repurchase
price $316,456,644 (collaterized by U.S.
Treasury Obligations 0.000%-5.500%
11/15/05-11/15/27; total market value $322,763,070)

Deutsche Bank AG, 2.535% dated 02/28/05,                           66,962              66,962
to be repurchased on 03/01/05, repurchase
price $66,966,964 (collaterized by U.S.
Treasury Obligations 6.000%-8.750%
08/15/20-02/15/26; total market value $68,301,712)

Dresdner Bank AG, 2.555% dated 02/28/05,                           63,459              63,459
to be repurchased on 03/01/05, repurchase
price $63,463,777 (collaterized by U.S.
Treasury Obligations 0.000%-5.250%
04/28/05-02/15/29; total market value $64,730,884)

Greenwich Capital, 2.555% dated                                   263,485             263,485
02/28/05, to be repurchased on 03/01/05,
repurchase price $263,503,797
(collaterized by U.S. Treasury Obligations
3.875% 05/15/09; total market value $268,758,051)

JPMorgan Chase & Co., 2.545% dated 02/28/05, to                    58,337              58,337
be repurchased on 03/01/05, repurchase
price $58,341,448 (collaterized by U.S.
Treasury Obligations 1.500%-5.750%
07/31/05-11/15/05; total market value $59,505,239)

Lehman Brothers, Inc., 2.505% dated                                51,828              51,828
02/28/05, to be repurchased on 03/01/05,
repurchase price $51,832,094 (collaterized
by U.S. Treasury Obligations 8.750%
05/15/17-05/15/20; total market value $52,866,953)

Merrill Lynch Co., Inc. 2.505% dated 02/28/05,                     60,550              60,550
to be repurchased on 03/01/05, repurchase
price $60,553,974 (collaterized by U.S.
Treasury Obligations 0.000%
11/15/17-08/15/20; total market value $61,761,641)

Morgan Stanley 2.525% dated 02/28/05, to be                        61,062              61,062
repurchased on 03/01/05, repurchase price
$61,065,944 (collaterized by U.S. Treasury
Obligations 3.625% 04/15/28; total market value
$62,283,683)

UBS Warburg LLC, 2.555% dated 02/28/05,                            61,884              61,884
to be repurchased on 03/01/05, repurchase                                        ------------
price $61,888,213 (collaterized by U.S.
Treasury Obligations 0.000% 06/09/05;
total market value $63,121,851)


TOTAL REPURCHASE AGREEMENTS (COST $1,099,093)                                       1,099,093
                                                                                 ------------

TOTAL INVESTMENTS (COST $1,406,454) (a) - 100.0%                                    1,406,454
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                              663
                                                                                 ------------
NET ASSETS - 100.0%                                                              $  1,407,117
                                                                                 ============

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
VIRGINIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES
                                                                   OR
                                                               PRINCIPAL
                                                                 AMOUNT             VALUE
                                                               ----------        ------------
MUNICIPAL BONDS (97.8%)
PUERTO RICO (11.8%)

Puerto Rico Commonwealth, 1.860%, 07/01/13, (f)                $    7,040        $      7,040

Puerto Rico Commonwealth Highway                                   10,000              10,000
& Transportation Authority, Ser PT
1834, RB, AMBAC, 1.860%, 01/01/09, (f)

Puerto Rico Finance Agency, Ser 609, 1.860%, 08/01/19, (f)          8,370               8,370

Puerto Rico Public Building Authority,                              7,000               7,000
Ser 577, RB, AMBAC, 1.860%, 07/01/21, (f)

Puerto Rico Public Finance Corp.,                                   7,300               7,300
AMBAC, 1.860%, 06/01/14, Callable 07/01/08 @ 101.5 (f)

Puerto Rico Public Finance Corp., Ser                               3,315               3,315
PA-502, 1.860%, 06/01/19, (f)                                                    ------------
                                                                                       43,025
                                                                                 ------------

VIRGINIA (86.0%)

Albemarle County Industrial                                         2,445               2,445
Development Authority, Eldercare Gardens
Project, RB, LOC: Bank of America,
1.870%, 12/01/05, (f)

Albemarle County Industrial                                         6,185               6,185
Development Authority, University of
Virginia Health Services Project, RB,
1.860%, 10/01/22, (f)

Alexandria Industrial Development                                   4,295               4,295
Authority, Alexandria County Day
School Project, RB, 1.910%, 06/01/25, (f)

Alexandria Industrial Development                                   2,070               2,070
Authority, American Red Cross Project,
RB, LOC: First Union National Bank,
1.910%, 01/01/09, (f)

Alexandria Industrial Development                                   1,485               1,485
Authority, Association for Supervision &
Currency Project, RB, 1.860%, 07/01/23, (f)

Alexandria Industrial Development                                   1,000               1,000
Authority, Pooled Loan Program, Ser A,
RB, LOC: Bank of America, 1.870%, 07/01/26, (f)

Alexandria Redevelopment & Housing                                  1,000               1,000
Authority, Ser PT 1444, RB, 1.950%, 07/01/05, (f)

Arlington County Ballston Public                                    6,750               6,750
Parking Project, RB, LOC: Citibank, 1.850%, 08/01/17, (f)

Ashland Industrial Development                                      8,605               8,605
Authority, Health & Community Services
Facilities Authority, YMCA Greater
Richmond Project, Ser A, RB, 1.860%, 11/01/20, (f)

Charles City County Economic                                        4,000               4,000
Development Authority, Waste
Management Inc. Project, Ser A, RB,
AMT, LOC: JP Morgan Chase, 1.920%, 02/01/29, (f)

Chesapeake Bay Bridge & Tunnel                                      6,755               6,755
Community District Authority, General
Resolution Project, RB, MBIA, 1.900%, 07/01/25, (f)

Chesterfield County Industrial                                      4,000               4,000
Development Authority, Ser PT 2133, RB, 1.950%, 02/15/07, (f)

Chesterfield County Industrial                                      1,265               1,265
Development Authority, Virginia State
University Real Estate, Ser A, RB, LOC:
Bank of America, 1.870%, 07/01/29, (f)

Clarke County Industrial Development                               10,000              10,000
Authority, Hospital Facilities, Winchester
Medical Center Project, RB, FSA,
1.890%, 01/01/30, (f)

Danville-Pittsylvania Industrial                                    7,130               7,130
Development Facility, Institute of
Advanced Research Project, RB, LOC: Branch
Banking & Trust, 1.900%, 08/01/12, (f)

Fairfax County Economic Development                                 4,640               4,640
Authority, Flint Hill School Project, RB,
LOC: First Union National Bank, 1.890%, 09/01/21, (f)

Fairfax County Industrial Development                               3,960               3,960
Authority, Fairfax Hospital Project, Ser B,
RB, 1.790%, 10/01/25, (f)

Fairfax County Industrial Development                              15,600              15,600
Authority, Inova Health Systems Project,
RB, 1.790%, 01/01/30, (f)

Fairfax County Industrial Development                                 900                 900
Authority, Inova Services Project, Ser A,
RB, 1.790%, 01/15/22, (f)

Fairfax County Sewer Authority, RB,                                 5,000               5,000
1.880%, 07/15/15, (f)

Fairfax County Water Authority,                                     7,850               7,850
Municipal Trade Receipts Project, RB, 1.900%, 04/01/30, (f)

Front Royal & Warren County                                           580                 580
Industrial Development Authority, Warren
Memorial Hospital Project, RB, LOC: Branch
Banking & Trust, 1.900%, 05/01/23, (f)

Greene County Industrial Development                                5,900               5,900
Authority, Blue Ridge School Project,
RB, LOC: Branch Banking & Trust,
1.900%, 06/01/26, (f)

Hampton Roads Jail Authority, Ser                                   1,200               1,200
569, RB, MBIA, 1.900%, 07/01/12, (f)

Hampton Redevelopment & Housing                                     2,750               2,750
Authority, Multi-Family Housing, Avalon
at Hampton Inn Project, Ser A, RB,
LOC: Credit Suisse First Boston, 1.800%, 06/15/26, (f)

Hampton Redevelopment & Housing                                     4,537               4,537
Authority, Multi-Family Housing, Avalon
Pointe Project, RB, AMT, FNMA, 1.860%, 06/15/26, (f)

Hanover County Industrial Development                               6,000               6,000
Authority, Covenant Woods Project, RB,
LOC: Branch Banking & Trust, 1.900%, 07/01/29, (f)

Henrico County Economic Development                                 2,700               2,700
Authority, Steward School Project, RB,
LOC: Branch Banking & Trust, 1.900%, 07/01/33, (f)

King George County Industrial                                       5,275               5,275
Development Authority, Lease Revenue,
Ser PT 2473, RB, FSA, 1.880%, 03/01/24, (f)

Loudon County Industrial Development                                9,300               9,300
Authority, Howard Hughes Medical Institute
Project, Ser D, RB, 1.840%, 02/15/38, (f)

Loudon County Industrial Development                                4,400               4,400
Authority, Howard Hughes Medical
Project, Ser F, RB, 1.840%, 02/15/38, (f)

Loudoun County Industrial                                           3,000               3,000
Development Authority, Howard Hughes
Medical Institute Project, Ser C, RB, 1.750%, 02/15/38, (f)

Louisa County Industrial Development                                1,005               1,005
Authority, Pooled Financing Project, RB,
LOC: Bank of America, 1.870%, 01/01/20, (f)

Lynchburg Industrial Development                                    2,075               2,075
Authority, Aerofin Project, RB, AMT,
LOC: PNC Bank, 2.010%, 03/01/29, (f)

Lynchburg Industrial Development                                    7,870               7,870
Authority, Educational Facilities,
Randolph Macon Project, RB, LOC:
Wachovia Bank, 1.860%, 09/01/23, (f)

Lynchburg Industrial Development                                    6,930               6,930
Hospital Facilities, First Mortgage, Mid
Atlantic, Ser G, RB, AMBAC, 1.880%, 12/01/25, (f)

Manassas School Project, 3.000%, 07/01/05, (f)                      1,100               1,105

Newport News, Redevelopment &                                       8,950               8,950
Housing Authority, Ser PT 1374, RB, 1.880%, 12/01/06, (f)

Newport News Economic Development                                   5,200               5,200
Authority, Jefferson Point Development
Project, RB, LOC: Credit Suisse First
Boston, 1.890%, 11/01/11, (f)

Newport News Industrial Development                                 4,300               4,300
Authority, CNU Warwick Student
Housing Project, RB, LOC: Bank of
America, 1.870%, 11/01/28, (f)

Norfolk Industrial Development                                     15,300              15,300
Authority, Children's Hospital Facilities
Project, RB, LOC: Wachovia Bank, 1.870%, 06/01/20, (f)

Norfolk Redevelopment & Housing                                     3,000               3,000
Authority, Old Dominion University
Project, RB, LOC: Bank of America, 1.870%, 08/01/33, (f)

Norfolk Redevelopment & Housing                                     4,400               4,400
Authority, Old Dominion University
Project, Ser B, RB, LOC: Bank of
America, 1.870%, 08/01/33, (f)

Orange County Industrial Development                                1,860               1,860
Authority, Zamma Project, RB, LOC:
Southtrust Bank, 2.010%, 12/01/22, (f)

Penisula Port Authority, Dominion                                   1,315               1,315
Term Project, Ser C, RB, 1.790%, 07/01/16, (f)

Penisula Ports Authority, Riverside                                 4,900               4,900
Health Systems Project, RB, 1.920%, 07/01/37, (f)


Portsmouth Industrial Development                                   2,645               2,645
Authority, Fairwood Homes Project, Ser
A, RB, LOC: Bank of America, 1.900%, 11/01/27, (f)

Prince Edward County Industrial                                     2,050               2,050
Development Authority, Eldercare of
Virginia Project, RB, LOC: Bank of
America, 1.870%, 08/01/05, (f)

Roanoke Industrial Development                                      5,500               5,500
Authority, Hollins University Project,
RB, LOC: First Union National Bank, 1.860%, 05/01/15, (f)

University of Virginia, Ser A, RB,                                 13,000              13,000
1.840%, 06/01/34, (f)

Virginia Beach Development Authority,                              12,830              12,830
Multi-Family Housing, Ser PT-1146,
RB, SPA: Merrill Lynch Capital,
1.910%, 07/01/06, (f)

Virginia Beach Development Authority,                               1,785               1,785
Ocean Ranch Project, RB, LOC: Branch
Banking & Trust, 1.900%, 07/01/17, (f)

Virginia State Resource Authority, Clean                            2,600               2,600
Water Revenue, Ser PA-790, RB,
1.880%, 10/01/16, Callable 10/01/10 @ 100 (f)

Virginia State Port Authority, Ser SG                              14,705              14,705
111, RB, 1.930%, 07/01/24, (f)

Virginia State Commonwealth                                         2,900               2,900
Transportation Board Authority, Ser SG
134, RB, 1.880%, 05/15/22, Callable 05/15/09 @ 101 (f)

Virginia State Public Building                                      1,785               1,785
Authority, Ser 131, RB, 1.900%,
08/01/19, Callable 08/01/08 @ 100 (f)

Virginia State Public School Authority,                             8,480               8,480
Ser PT-1619, RB, 1.880%, 08/01/08, (f)

Virginia State Public School Authority,                             4,140               4,140
Ser II-R 4050, RB, 1.900%, 08/01/17,
Callable 08/01/13 @ 100 (f)

Virginia State Small Business                                       1,740               1,740
Financing Authority, Clarke County
Industrial Development Project, RB,
AMT, LOC: Branch Banking & Trust, 2.000%, 07/01/25, (f)

Virginia State Transportation Board                                10,560              10,560
Authority, Eagle Trust, Ser 994601, RB,
1.900%, 05/15/19, Callable 05/15/09 @ 101 (f)

Virginia College Building Authority,                                9,435               9,435
Ser 134, RB, FSA, 1.880%, 09/01/18, (f)

Williamsburg Industrial Development                                   600                 600
Authority, Colonial Williamsburg                                                 ------------
Museum Foundation Project, RB, LOC:
Bank of America, 1.870%, 12/01/18, (f)


                                                                                      313,542
                                                                                 ------------
TOTAL MUNICIPAL BONDS (COST $356,567)                                                 356,567
                                                                                 ------------

MONEY MARKET FUNDS (2.1%)

Federated Virginia Municipal Cash                               7,697,053               7,697
Trust, Institutional Class                                                       ------------


TOTAL MONEY MARKET FUNDS (COST $7,697)                                                  7,697
                                                                                 ------------

TOTAL INVESTMENTS (COST $364,264) (a) - 99.9%                                         364,264
OTHER ASSETS IN EXCESS OF LIABILITIES -  0.1%                                             366
                                                                                 ------------
NET ASSETS - 100.0%                                                              $    364,630
                                                                                 ============

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             PRINCIPAL
                                                               AMOUNT       VALUE
                                                             ---------     --------
CORPORATE BONDS (19.2%)
AUTO MANUFACTURERS (0.4%)

American Honda Finance Corp., 3.850%, 11/06/08 (g)           $     145     $    143
DaimlerChrysler NA Holdings Corp., 7.300%, 01/15/12                150          168
                                                                           --------
                                                                                311
                                                                           --------
BANKS (1.6%)

Bank of America Corp., 7.400%, 01/15/11                            695          794
Bank One Corp., 7.625%, 08/01/05                                   320          326
                                                                           --------
                                                                              1,120
                                                                           --------
BIOTECHNOLOGY (0.4%)

Amgen, Inc., 4.000%, 11/18/09, (g)                                 315          310
                                                                           --------
DIVERSIFIED FINANCIAL SERVICES (10.3%)

American Express Co., 3.750%, 11/20/07                             550          545
Caterpillar Financial Services Corp., 4.500%, 06/15/09             420          423
CIT Group, Inc., 5.750%, 09/25/07                                  545          565
CIT Group, Inc., 5.500%, 11/30/07                                  100          103
CIT Group, Inc., 5.125%, 09/30/14                                   85           85
Citigroup, Inc., 5.125%, 05/05/14                                  665          677
Ford Motor Credit Co., 7.000%, 10/01/13                            570          586
Goldman Sachs Group, Inc., (The) 3.875%, 01/15/09                  145          143
Goldman Sachs Group, Inc., (The) 4.750%, 07/15/13                  830          817
Household Finance Corp., 6.375%, 11/27/12                          755          824
International Lease Finance Corp., 5.625%, 06/01/07                100          103
International Lease Finance Corp., 5.875%, 05/01/13                790          830
J. P. Morgan Chase & Co., 6.625%, 03/15/12                         645          714
Merrill Lynch & Co., Inc., 3.700%, 04/21/08                         95           94
Merrill Lynch & Co., Inc., 5.000%, 01/15/15                        185          183
Morgan Stanley, 5.300%, 03/01/13                                   745          764
                                                                           --------
                                                                              7,456
                                                                           --------
ELECTRIC (0.4%)

Consolidated Edison Co. of New York, Inc., 4.700%, 06/15/09        225          228
Florida Power & Light, Co., 6.875%, 12/01/05                        55           56
                                                                           --------

                                                                                284
                                                                           --------
INSURANCE (1.3%)

Berkshire Hathaway Financial, Inc., 3.375%, 10/15/08               410          399
MetLife, Inc., 5.250%, 12/01/06                                    225          230
Prudential Financial, Inc., 3.750%, 05/01/08                       135          133
Prudential Financial, Inc., 5.100%, 09/20/14                       150          150
                                                                           --------
                                                                                912
                                                                           --------
INVESTMENT COMPANIES (0.4%)

Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12             260          286
                                                                           --------
MISCELLANEOUS MANUFACTURER (2.1%)

General Electric Co., 5.000%, 02/01/13                           1,520        1,543
                                                                           --------
RETAIL (0.6%)

Wal-Mart Stores, Inc., 4.550%, 05/01/13                            450          450
                                                                           --------
SAVINGS & LOANS (0.3%)

Golden West Financial Corp., 4.125%, 08/15/07                      185          185
                                                                           --------
SOFTWARE (0.8%)

First Data Corp., 4.700%, 11/01/06                                 560          568
                                                                           --------
TELECOMMUNICATIONS (0.6%)

SBC Communications, Inc., 5.625%, 06/15/16                          85           88
Verizon Global Funding Corp., 7.250%, 12/01/10                     320          361
                                                                           --------
                                                                                449
                                                                           --------
TOTAL CORPORATE BONDS (COST $13,817)                                         13,874
                                                                           --------

U.S. GOVERNMENT AGENCIES (0.8%)
FANNIE MAE (0.8%)

5.725%, 03/01/12                                                   232          245
6.260%, 05/01/12                                                   312          339
                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $587)                                      584
                                                                           --------

U.S. TREASURY OBLIGATIONS (79.2%)
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (10.9%)

1.875%, 07/15/13                                                 7,415        7,864
                                                                           --------
U.S. TREASURY NOTES (68.3%)

1.625%, 03/31/05                                                   300          300
1.625%, 04/30/05                                                 1,155        1,153
3.500%, 11/15/06                                                18,960       18,953
3.125%, 05/15/07                                                16,810       16,629
3.125%, 04/15/09                                                 1,000          970
6.000%, 08/15/09                                                10,470       11,340
                                                                           --------
                                                                             49,345
                                                                           --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $57,396)                               57,209
                                                                           --------

REPURCHASE AGREEMENTS (0.4%)

Merrill Lynch & Co., Inc., 2.535% dated 02/28/05,
to be repurchased on 03/01/05, repurchased price $287,200
(collaterized by FNMA Obligations 5.500%, 01/01/35;
total market value $294,175)                                       287          287
                                                                           --------

TOTAL REPURCHASE AGREEMENTS (COST $287)                                         287
                                                                           --------

TOTAL INVESTMENTS (COST $72,087) (a) - 99.6%                                 71,954
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                    298
                                                                           --------
NET ASSETS - 100.0%                                                        $ 72,252
                                                                           ========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                         SHARES
                                                                           OR
                                                                        PRINCIPAL
                                                                          AMOUNT      VALUE
                                                                       ----------    -------
CORPORATE BONDS (44.9%)
AUTO MANUFACTURERS (2.9%)

DaimlerChrysler Auto Trust, Ser 2004-A, Class A2, 1.410%, 11/08/06      $   358     $   356
DaimlerChrysler NA Holdings Corp., 4.750%, 01/15/08                         145         146
USAA Auto Owner Trust, Ser 2004-1, Class A3, 2.060%, 04/15/08               450         443
                                                                                    -------
                                                                                        945
                                                                                    -------
AUTOMOBILE ABS (5.0%)

Capital Auto Receivables Asset Trust, 3.580%, 10/16/06                      276         276
Capital Auto Receivables Asset Trust, 2.640%, 03/17/08                      485         482
Ford Credit Auto Owner Trust, 2.130%, 10/15/06                              380         378
Honda Auto Receivables Owner Trust, 3.610%, 12/18/07                        500         502
                                                                                    -------
                                                                                      1,638
                                                                                    -------
BANKS (2.3%)

Bank of America Corp., 5.250%, 02/01/07                                     355         364
Wachovia Corp., 6.375%, 02/01/09                                            370         396
                                                                                    -------
                                                                                        760
                                                                                    -------
BEVERAGES (0.5%)

Coca-Cola Enterprises, 5.250%, 05/15/07                                     165         169
                                                                                    -------
COMMERCIAL MBS (1.1%)

Wachovia Bank Commercial Mortgage
Class A2, 4.380%, 10/15/41                                                  345         343
                                                                                    -------
CREDIT CARD ABS (3.5%)

Bank One Issuance Trust, 2.940%, 06/16/08                                   500         498
Citibank Credit Card Issuance Trust, 2.550%, 01/20/09                       350         342
MBNA Credit Card Master Note Trust, 3.650%, 03/15/11                        300         295
                                                                                    -------
                                                                                      1,135
                                                                                    -------
DIVERSIFIED FINANCIAL SERVICES (17.5%)

Bear Stearns & Co., Inc., 5.700%, 01/15/07                                  275         284
Boeing Capital Corp., 5.650%, 05/15/06                                       72          74
Capital One Financial Corp., 7.250%, 05/01/06                               150         156

Citigroup, Inc., 4.125%, 02/21/06                                              90         90
Citigroup, Inc., 5.000%, 03/06/07                                             475        484
Citigroup, Inc., 4.250%, 02/01/10                                             245        241
Countrywide Home Loan, Inc., Ser MTN, 5.500%, 08/01/06                        350        358
Credit Suisse First Boston USA, Inc., 5.875%, 08/01/06                        325        334
Ford Motor Credit Co., 6.875%, 02/01/06                                       240        246
Ford Motor Credit Co., 6.500%, 01/25/07                                       130        134
General Electric Capital Corp., 5.000%, 06/15/07                              225        230
General Motors Acceptance Corp., 6.125%, 08/28/07                             225        229
Goldman Sachs Group, Inc. (The), 4.125%, 01/15/08                             335        335
Household Finance Corp., 5.750%, 01/30/07                                     365        377
International Lease Finance Corp., 3.750%, 08/01/07                           165        163
International Lease Finance Corp., 3.500%, 04/01/09                           125        120
JP Morgan Chase & Co., 5.250%, 05/30/07                                       345        354
KFW International Finance, Inc., 4.750%, 01/24/07                             335        342
Lehman Brothers Holdings, Inc., 6.250%, 05/15/06                              295        304
Merrill Lynch & Co., Inc.,  Ser B, 3.375%, 09/14/07                           180        177
Morgan Stanley, 5.800%, 04/01/07                                              235        243
National Rural Utilities Cooperative
Finance Corp., 3.000%, 02/15/06                                               425        422
                                                                                       -----
                                                                                       5,697
                                                                                       -----
ELECTRIC (1.5%)

Alabama Power Co., Ser X, 3.125%, 05/01/08                                     50         48
American Electric Power Co., Inc., Ser A, 6.125%, 05/15/06                     85         87
Dominion Resources, Inc., Ser B, 7.625%, 07/15/05                             175        179
PacifiCorp, 6.750%, 04/01/05                                                  100        100
PG&E Corp., 3.260%, 04/03/06, (f)                                              63         63
                                                                                       -----
                                                                                         477
                                                                                       -----
FOOD (0.5%)

Safeway, Inc., 6.150%, 03/01/06                                               160        164
                                                                                       -----
FOREST PRODUCTS & PAPER (0.3%)

Weyerhaeuser Co., 6.125%, 03/15/07                                             95         99
                                                                                       -----
INSURANCE (1.5%)

Allstate Corp., 7.875%, 05/01/05                                              320        323
Metlife, Inc., 3.911%, 05/15/05                                               115        115
Safeco Corp., 4.200%, 02/01/08                                                 65         65
                                                                                       -----
                                                                                         503
                                                                                       -----
MEDIA (2.0%)

AOL Time Warner, Inc., 6.150%, 05/01/07                                       140        146
Comcast Cable Communications, Inc., 8.375%, 05/01/07                          145        158

Univision Communications, Inc., 2.875%, 10/15/06                               85         83
Viacom, Inc., 7.750%, 06/01/05                                                250        253
                                                                                      ------
                                                                                         640
                                                                                      ------
OTHER ABS (1.6%)

JP Morgan Mortgage Trust, Ser 2005-A1, Class 5A1, 4.484%, 02/25/35            525        519
                                                                                      ------
REITS (0.5%)

Equity Office Properties Trust, 8.375%, 03/15/06                              150        157
                                                                                      ------
TELECOMMUNICATIONS (4.2%)

British Telecom PLC, 7.875%, 12/15/05                                         325        336
Deutsche Telekom Finance, 8.250%, 06/15/05                                    300        304
SBC Communications, Inc., 5.750%, 05/02/06                                    190        194
SBC Communications, Inc., 4.125%, 09/15/09 (e)                                 90         88
Verizon Global Funding Corp., 6.125%, 06/15/07                                194        203
Verizon Wireless, Inc., 5.375%, 12/15/06                                      225        231
                                                                                      ------
                                                                                       1,356
                                                                                      ------
TOTAL CORPORATE BONDS (COST $14,759)                                                  14,602
                                                                                      ------
FOREIGN GOVERNMENT BONDS (0.7%)
CANADA  (0.7%)

Quebec Province, 5.500%, 04/11/06                                             225        230
                                                                                      ------
TOTAL FOREIGN GOVERNMENT BONDS (COST $234)                                               230
                                                                                      ------
U.S. GOVERNMENT AGENCIES (37.7%)
FANNIE MAE (13.4%)

2.625%, 01/19/07                                                              525        514
3.750%, 05/17/07, Callable 05/17/05 @ 100                                     450        448
6.942%, 08/01/07                                                              147        155
3.000%, 08/15/07                                                              835        818
6.070%, 10/01/08, Ser 380727                                                  224        231
3.810%, 12/01/08, Ser 766065                                                  380        376
3.125%, 03/16/09, Callable 03/16/06 @ 100                                     175        168
6.850%, 08/01/09, Ser 381858                                                  304        328
4.000%, 11/25/16                                                               68         68
3.171%, 05/01/33                                                              211        213
3.859%, 09/01/33, (f)                                                         161        164
3.743%, 10/01/33, (f)                                                         190        196
4.336%, 03/01/34, (f)                                                         349        346
4.357%, 03/01/34, (f)                                                         319        320
                                                                                      ------
                                                                                       4,345
                                                                                      ------
FEDERAL HOME LOAN BANK (8.5%)

3.250%, 08/15/05, Ser 322                                                     675        676
4.875%, 11/15/06, Ser TV06                                                  1,960      1,998
2.625%, 05/15/07, Ser DQ07                                                    100         98
                                                                                      ------
                                                                                       2,772
                                                                                      ------

FREDDIE MAC (14.8%)

4.250%, 06/15/05                                                              875        879
2.500%, 11/25/05                                                              210        208
2.375%, 12/15/05                                                              500        496
3.050%, 01/19/07                                                              400        395
2.375%, 02/15/07                                                              345        336
2.400%, 03/29/07, Callable 03/29/05 @ 100                                     425        414
4.000%, 07/01/08                                                              176        176
5.750%, 03/15/09                                                              200        212
5.000%, 05/15/11                                                               42         42
3.750%, 12/15/11                                                              328        324
5.000%, 12/15/20, Ser 2921, Class NA                                          493        500
4.500%, 10/15/28, Ser 2905, Class MH                                          327        326
3.344%, 07/01/33, (f)                                                         162        164
5.018%, 04/01/34, (f)                                                         333        339
                                                                                     -------
                                                                                       4,811
                                                                                     -------
SALLIE MAE  (1.0%)

2.690%, 09/15/06                                                              330        331
                                                                                     -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $12,384)                                         12,259
                                                                                     -------
U.S. TREASURY OBLIGATIONS (11.8%)
U.S. TREASURY NOTES (11.8%)

2.750%, 07/31/06                                                            1,120      1,109
2.250%, 02/15/07                                                              500        488
2.750%, 08/15/07 (e)                                                        1,400      1,370
3.500%, 08/15/09                                                              880        864
                                                                                     -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,901)                                          3,831
                                                                                     -------
YANKEE DOLLAR (0.5%)
BEVERAGES  (0.5%)

Diageo PLC, 3.375%, 03/20/08                                                  170        166
                                                                                     -------
TOTAL YANKEE DOLLAR (COST $169)                                                          166
                                                                                     -------
SHORT-TERM INVESTMENTS (3.4%)

Boston Global Investment Trust - Enhanced Portfolio (m)                 1,093,280      1,093
                                                                                     -------
TOTAL SHORT-TERM INVESTMENTS (COST $1,093)                                             1,093
                                                                                     -------
MONEY MARKET FUNDS  (4.2%)

Federated Prime Value Money Market Fund                                 1,368,534      1,369
                                                                                     -------
TOTAL MONEY MARKET FUNDS (COST $1,369)                                                 1,369
                                                                                     -------
TOTAL INVESTMENTS (COST $33,909) (a) - 103.2%                                         33,550
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%                                        (1,045)
                                                                                     -------
NET ASSETS - 100.0%                                                                  $32,505
                                                                                     =======

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES
                                                          OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------     ----------
ASSET BACKED SECURITIES (5.5%)
DIVERSIFIED FINANCIAL SERVICES (5.5%)

College Loan Corp. Trust, Ser                         $    2,250     $    2,250
2005-1, Class A1, 2.745%, 01/25/14 (f)
Collegiate Funding Services Education
Loan, Ser 2003-B, Class A6, 1.550%,
12/28/43 (f)                                               2,250          2,250

Education Loans, Inc., Ser 2003-1, Class
A, 1.250%, 12/01/35 (f)                                    2,250          2,250
Nelnet Student Loan Corp., Ser 2002-A,
Class A7, 2.570%, 06/01/35 (f)                             2,250          2,250
SLM Student Loan Trust, Ser 2003-11,
Class A1, 2.490%, 09/15/09 (f)                               147            147
SLM Student Loan Trust, Ser 2004-2,
Class A2, 2.720%, 04/25/13 (f)                             3,000          2,999
                                                                     ----------
TOTAL ASSET BACKED SECURITIES (COST $12,147)                             12,146
                                                                     ----------

COMMERCIAL PAPERS (8.8%)
AUTO MANUFACTURERS (1.2%)

American Honda Finance Corp.,
2.715%, 05/10/05 (c)                                       2,750          2,735
                                                                     ----------

BANKS (2.5%)

ANZ (Delaware) Inc., 2.783%, 05/20/05 (c)                  2,750          2,733
UBS Finance Delaware LLC, 2.628%,
04/08/05 (c)                                               2,750          2,742
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES (5.1%)                                    5,475
                                                                     ----------

Ciesco LLC, 2.737%, 05/16/05 (c)                           2,750          2,734
PACCAR Financial Corp., 2.585%,
04/18/05 (c)                                               3,125          3,114
Rabobank USA, 2.642%, 04/25/05 (c)                         3,175          3,161
Westpac Capital Corp., 2.423%,
03/09/05 (c)                                               2,275          2,274
                                                                     ----------
                                                                         11,283
                                                                     ----------

TOTAL COMMERCIAL PAPERS (COST $19,496)                                   19,493
                                                                     ----------

CORPORATE BONDS (45.5%)
AUTO MANUFACTURERS (8.9%)

American Honda Finance Corp., 2.800%,
01/16/07 (f) (g)                                           2,500          2,502
DaimlerChrysler Auto Trust, Ser
2004-A, Class A2, 1.410%, 11/08/06                         1,089          1,084
DaimlerChrysler Master Owner Trust,
Ser 2003-A, Class A, 2.640%, 02/15/08                      2,575          2,576
(f)

DaimlerChrysler NA Holdings Corp.,
7.750%, 06/15/05                                           1,000          1,014
DaimlerChrysler NA Holdings Corp.,
6.400%, 05/15/06                                           1,000          1,030
DaimlerChrysler NA Holdings Corp.,
4.750%, 01/15/08                                             525            529
Harley-Davidson Motocycle Trust, Ser
2004-1, Class A1, 1.400%, 10/15/08                         1,418          1,403
Navistar Financial Corp. Owner Trust,
Ser 2002-B, Class A3A, 2.840%,
03/15/07 (f)                                                 636            636
Nissan Auto Receivables Owner Trust,
Ser 2002-A, Class A4, 4.280%,
10/16/06                                                     908            911
Nissan Master Owner Trust Receivables,
Ser 2003-A, Class A1, 2.650%, 09/15/08
(f)                                                        3,000          3,003
Toyota Auto Receivables Owner Trust,
Ser 2003-B, Class A3, 2.620%, 08/15/07
(f)                                                        3,000          3,001
USAA Auto Owner Trust, Ser 2004-1,
Class A3, 2.060%, 04/15/08                                 2,150          2,116
                                                                         ------
                                                                         19,805
                                                                         ------
BANKS (2.9%)

Bank Of America Corp., 5.250%,
02/01/07                                                     800            820
US Bank NA, 2.437%, 12/05/05 (f)                           2,000          2,001
Wachovia Corp., 2.773%, 07/20/07 (f)                       2,500          2,501
Wells Fargo Co., 2.519%, 03/03/06 (f)                      1,000          1,001
                                                                         ------
                                                                          6,323
                                                                         ------
BEVERAGES (0.2%)

Coca-Cola Enterprises, Inc., 5.250%,
05/15/07                                                     450            462
                                                                         ------

CREDIT CARD ABS (1.8%)

Citibank Credit Card Issuance Trust,
2.700%, 01/15/08                                           1,500          1,490
GE Capital Credit Card Master Note
Trust, Series 2004-1, Class A, 2.640%,
06/15/10 (f)                                               2,500          2,501
                                                                         ------
                                                                          3,991
                                                                         ------

DIVERSIFIED FINANCIAL SERVICES (15.6%)

American Express Centurion, 2.670%,
11/16/07 (f)                                               2,150          2,151
Capital One Financial Corp., 7.250%,
05/01/06                                                     750            779
CIT Group, Inc., 4.125%, 02/21/06                          1,000          1,005
CIT Group, Inc., 3.040%, 05/18/07 (f)                      2,500          2,504
Citigroup, Inc., 5.000%, 03/06/07                          1,000          1,020
Countrywide Home Loan, Inc., Ser MTN,
5.500%, 08/01/06                                           1,000          1,023
Countrywide Home Loan, Inc., Ser M,
3.043%, 08/25/06 (f)                                       1,925          1,926
Credit Suisse First Boston USA, Inc.,
5.875%, 08/01/06                                             500            515
Education Funding Capital Trust I, Ser
A1-8, 2.650%, 06/01/42 (f)                                 2,250          2,250
Ford Motor Credit Co., 7.500%, 03/15/05                    1,200          1,202
Ford Motor Credit Co., 6.875%, 02/01/06                      600            614

Ford Motor Credit Co., 6.500%, 01/25/07                      600            618
General Electric Capital Corp., 5.000%,
06/15/07                                                     750            766
General Electric Capital Corp., Ser A,
2.615%, 03/15/05 (f)                                       2,000          2,000
General Motors Acceptance Corp.,
6.750%, 01/15/06                                             600            612
General Motors Acceptance Corp.,
6.125%, 09/15/06                                             600            612
General Motors Acceptance Corp.,
6.125%, 08/28/07 (e)                                         575            586
Goldman Sachs Group, Inc. (The), Ser B,
2.650%, 03/30/07 (f)                                       3,000          3,001
Goldman Sachs Group, Inc. (The),
4.125%, 01/15/08                                             550            550
Household Finance Corp., 5.750%,
01/30/07                                                   1,000          1,032
International Lease Finance Corp.,
3.750%, 08/01/07                                             550            544
JPMorgan Chase & Co., 2.640%,
12/18/06 (f)                                               3,000          3,003
JPMorgan Chase & Co., 5.250%,
05/30/07                                                   1,000          1,027
KFW International Finance, Inc.,
4.750%, 01/24/07                                             575            586
MBNA America Bank NA Holdings,
7.750%, 09/15/05                                             835            853
Merrill Lynch & Co., Inc., Ser B,
3.375%, 09/14/07                                             480            472
Morgan Stanley, 2.760%, 01/12/07 (f)                       2,500          2,504
Morgan Stanley, 5.800%, 04/01/07                           1,000          1,035
                                                                         ------
                                                                         34,790
                                                                         ------

ELECTRIC (1.2%)

Alabama Power Co., 2.800%,
12/01/06                                                     500            491
American Electric Power Co., Inc., Ser
A, 6.125%, 05/15/06                                          500            513
PG&E Corp., 3.260%, 04/03/06                                 387            387
Callable 04/03/05 @ 100 (f)
Virginia Electric & Power Co., 5.750%,
03/31/06                                                   1,250          1,276
                                                                         ------
                                                                          2,667
                                                                         ------

ELECTRIC SERVICES (0.5%)

Constellation Energy Group, Ser MTN,
7.875%, 04/01/05                                           1,125          1,129
                                                                         ------

FOOD (0.5%)

Safeway, Inc., 6.150%, 03/01/06                            1,000          1,024
                                                                         ------
FOREST PRODUCTS & PAPER (0.2%)

Weyerhaeuser Co., 5.500%, 03/15/05                           376            376
                                                                         ------
HOME EQUITY ABS (0.1%)

Residential Asset Securites Corp., Ser
2003-KS11, Class AI1, 2.820%, 09/25/21
(f)                                                          196            196
Residential Asset Securities Corp., Ser
2002-KS6, Class AI3, 3.580%,
12/25/26                                                      75             75
                                                                         ------
                                                                            271
                                                                         ------

INSURANCE (2.6%)

ASIF Global Finance XXII, Ser 144A,                        2,500          2,502
3.040%, 05/30/06 (n)(f)(g)
Met Life Global Funding I, 3.040%,
08/28/06 (f)(g)                                            3,250          3,254
                                                                        -------
                                                                          5,756
                                                                        -------

MEDIA (2.3%)

AOL Time Warner, Inc., 6.125%,
04/15/06                                                   1,000          1,025
AOL Time Warner, Inc., 6.150%,
05/01/07                                                     500            521
Comcast Cable Communications, Inc.,
8.375%, 05/01/07                                             525            570
TCI Communications, Inc., 6.875%,
02/15/06                                                     500            514
Univision Communications, Inc.,
2.875%, 10/15/06                                             875            858
Viacom, Inc., 7.750%, 06/01/05                             1,525          1,543
                                                                        -------
                                                                          5,031
                                                                        -------

OTHER ABS (5.3%)

Countrywide Home Equity Loan Trust,
Ser 2005-A, Class A2, 2.963%, 02/15/30
(f)                                                        2,000          2,000
GMAC Mortgage Corp. Loan Trust, Ser
2004-HE1, Class A1, 2.730%, 06/25/34
(f)                                                        2,275          2,276
GMAC Mortgage Corp. Loan Trust, Ser
2004-HE3, Class A1, 2.750%, 10/25/34
(f)                                                        2,500          2,502
J.P. Morgan Mortgage Trust, Ser
2005-A1, Class 5A1, 4.484%, 02/25/35
(f)                                                        3,425          3,385
Residential Asset Mortgage Products,
Inc., Ser 2004-RS2, Class AI1, 2.780%,
01/25/24 (f)                                                 319            319
Residential Asset Mortgage Products,
Inc., Ser 2004-RS7, Class AI1, 2.820%,
08/25/22 (f)                                               1,238          1,238
                                                                        -------
                                                                         11,720
                                                                        -------

TELECOMMUNICATIONS (2.5%)

British Telecom PLC, 7.875%,
12/15/05                                                   1,000          1,032
Deutsche Telekom Finance, 8.250%,
06/15/05                                                   1,500          1,522
SBC Communications, Inc., 5.750%,
05/02/06                                                   1,000          1,022
Verizon Global Funding Corp., 6.750%,
 12/01/05                                                  1,250          1,279
Verizon Global Funding Corp., 6.125%,
06/15/07                                                     575            601
                                                                        -------
                                                                          5,456
                                                                        -------
TOTAL CORPORATE BONDS (COST $99,230)                                    100,804
                                                                        -------

MASTER NOTES (1.4%)
BANKS (1.4%)

Bank of America, 2.695%, 09/14/05 (f)                      3,000          3,000
                                                                     ----------
TOTAL MASTER NOTES (COST $3,000)                                          3,000
                                                                     ----------

MORTGAGE RELATED (3.5%)
AUTOMOBILE ABS (0.2%)

Capital Auto Receivables Asset Trust,
Ser 2003-1, Class A2A, 2.270%,
01/17/06                                                     342            341
                                                                         ------

CREDIT CARD ABS (2.7%)

Bank One Issuance Trust, Ser 2003-A5,
Class A5, 2.640%, 02/17/09 (f)                             2,500          2,501
First USA Credit Master Trust, 2.750%,
09/19/08 (f)                                               3,500          3,505
                                                                         ------
                                                                          6,006
                                                                         ------
OTHER ABS (0.6%)

CIT Equipment Collateral, 2.728%,
04/20/07 (f)                                               1,404          1,405
                                                                         ------
TOTAL MORTGAGE RELATED (COST $7,753)                                      7,752
                                                                         ------

TAXABLE MUNICIPAL BONDS (3.0%)
CALIFORNIA (1.0%)

Chela Financial USA, Inc.,
Ser 2002E-6, RB, 2.630%, 12/01/37
GTD/STD/LNS (f)                                            2,250          2,250
                                                                         ------

WASHINGTON (2.0%)

Student Loan Finance Association,
Ser A-7, RB, 2.610%, 06/01/38 (f)                          2,250          2,250
Student Loan Finance Association,
Ser A-8, RB, 2.650%, 06/01/38 (f)                          2,250          2,250
                                                                         ------
                                                                          4,500
                                                                         ------
TOTAL TAXABLE MUNICIPAL BONDS (COST $6,750)                               6,750
                                                                         ------

U.S. GOVERNMENT AGENCIES (29.3%)
FANNIE MAE (11.1%)

1.750%, 05/23/05                                           3,425          3,417
2.308%, 09/06/05 (f)                                       5,500          5,498
6.000%, 07/25/08 Ser 1993-1997, Class PH                     303            303
4.500%, 04/01/10 Ser M80812                                1,036          1,040
4.500%, 11/25/14 Ser 2003-18, Class
DA (f)                                                        58             58
4.000%, 11/25/16 Ser 2003-9, Class UA                        370            370
5.101%, 05/01/32 Ser 635082 (f)                              638            652
3.476%, 04/01/33 Ser 701045 (f)                            1,034          1,052
3.171%, 05/01/33 Ser 688988 (f)                            1,685          1,703
3.818%, 06/01/33 Ser 709050 (f)                            1,795          1,801
3.679%, 08/01/33 Ser 722615 (f)                              926            914
3.859%, 09/01/33 Ser 555817 (f)                            1,635          1,666
3.743%, 10/01/33 Ser 555844 (f)                            1,960          2,016
3.364%, 01/01/34 Ser 759258 (c)                            1,245          1,256
4.336%, 03/01/34 Ser 847259 (f)                            1,747          1,730
4.357%, 03/01/34 Ser 772346 (f)                            1,206          1,212
                                                                         ------
                                                                         24,688
                                                                         ------
FEDERAL HOME LOAN BANK (4.3%)

1.450%, 03/11/05                                           4,500          4,498
2.465%, 03/23/05 (f)                                       5,000          4,993
                                                                         ------
                                                                          9,491
                                                                         ------
FREDDIE MAC (12.6%)

2.349%, 03/08/05 (c)                                       5,000          4,998
2.550%, 10/07/05 (f)                                       3,000          3,000
2.725%, 11/07/05 (f)                                       5,500          5,501

7.200%, 10/01/06                                              27             28
4.000%, 11/15/06 Ser 2685, Class NA                          386            386
4.500%, 03/01/08 Ser M90803                                  930            939
4.000%, 05/01/08                                           1,508          1,509
4.000%, 06/01/08 Ser M90818                                1,286          1,286
5.000%, 05/15/11 Ser 2558, Class BA                          162            163
4.000%, 11/15/11 Ser 2542                                  1,177          1,179
3.750%, 12/15/11 Ser 2890, Class AB
(f)                                                        1,084          1,074
5.000%, 04/15/13 Ser 2508, Class MF                          144            144
5.000%, 02/15/14 Ser 2595, Class AB                        1,150          1,162
4.500%, 05/15/14 Ser 2497, Class NM                           72             72
4.500%, 11/15/15 Ser 2823, Class EA
(f)                                                        1,054          1,057
5.500%, 12/15/15 Ser 2485                                    151            153
5.000%, 04/15/16 Ser 2572, Class LB                          197            197
3.500%, 05/15/19 Ser 5759, Class AU                          625            622
5.000%, 12/15/20 Ser 2921, Class NA
(f)                                                        1,060          1,075
4.000%, 04/15/21 Ser 2591, Class PJ
(f)                                                        1,117          1,116
3.500%, 12/15/21 Ser 1629, Class HA                           24             24
3.344%, 07/01/33, (f) Ser 780675 (f)                         676            683
3.678%, 08/01/33 Ser 1B1002 (f)                            1,001          1,000
5.018%, 04/01/34 Ser 847276 (f)                              482            491
                                                                         ------
                                                                         27,859
                                                                         ------
SALLIE MAE (1.8%)

2.900%, 01/25/06 (f)                                       2,000          2,003
2.690%, 09/15/06, (f)                                      2,000          2,005
                                                                         ------
                                                                          4,008
                                                                         ------
TENNESSEE VALLEY AUTHORITY STRIPS (0.4%)

Tennessee Valley Authority, 3.355%,
10/15/05 (c)                                                 900            882
                                                                         ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $67,093)                            66,046
                                                                         ------

U.S. TREASURY OBLIGATIONS (0.3%)
U.S. TREASURY NOTES (0.3%)

2.750%, 07/31/06                                             710            703
                                                                         ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $704)                                 703
                                                                         ------

SHORT-TERM INVESTMENTS (0.0%)

Boston Global Investment Trust -
Enhanced Portfolio (m)                                    39,590             40
                                                                         ------
TOTAL SHORT-TERM INVESTMENTS (COST $40)                                      40
                                                                         ------

REPURCHASE AGREEMENTS (2.5%)

Merrill Lynch & Co., Inc., 2.535% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $2,895,190.32 (collateralized by
FNMS, 5.000%, 02/28/2005, obligations;
total market value $2,955,274.42)                     $    2,895          2,895

UBS Warburg LLC, 2.575% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $2,638,710.00 (collateralized by
FGRM, 5.000%, 02/28/2005, obligations;
total market value $2,691,422.51)                          2,639          2,639
                                                                         ------

TOTAL REPURCHASE AGREEMENTS (COST $5,534)                                 5,534
                                                                     ----------

MONEY MARKET FUNDS (0.1%)

Dreyfus Government Cash Management
Money Market Fund                                        100,000            100
Federated Prime Value Money Market
Fund                                                     100,000            100
                                                                     ----------
TOTAL MONEY MARKET FUNDS (COST $200)                                        200
                                                                     ----------

TOTAL INVESTMENTS (COST $221,947) (a) - 99.9%                           221,347
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                199
                                                                     ----------
NET ASSETS - 100.0%                                                  $  221,546
                                                                     ==========

------------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------     -------
CORPORATE BONDS (22.1%)
AIRLINES (0.3%)

Southwest Airlines Co., 5.125%,             $     180     $   173
03/01/17                                                  -------

AUTO MANUFACTURERS (1.0%)

American Honda Finance Corp., 3.850%,             160         157
11/06/08 (g)
DaimlerChrysler AG, 8.500%,                        95         121
01/18/31
Ford Motor Co., 7.450%, 07/16/31                  360         348
                                                          -------
                                                              626
                                                          -------
BANKS (0.6%)

Bank of America Corp., 7.400%,                    220         252
01/15/11
Bank One Corp., 7.625%, 08/01/05                   75          76
Wells Fargo & Co., 4.800%, 07/29/05                10          10
                                                          -------
                                                              338
                                                          -------
BEVERAGES (0.1%)

Miller Brewing Co., 4.250%, 08/15/08 (g)           40          40

BUILDING MATERIALS (0.2%)                                 -------

American Standard, Inc., 7.625%,                  125         141
02/15/10                                                  -------

CHEMICALS (1.0%)

Huntsman International LLC, 11.625%,              162         196
10/15/10, Callable 10/15/07 @ 105.81
MacDermid, Inc., 9.125%, 07/15/11,                350         388
Callable 07/15/06 @ 104.56                                -------
                                                              584
                                                          -------
COMMERCIAL SERVICES (0.2%)

R.R. Donnelley & Sons Co., 3.750%,                 95          93
04/01/09                                                  -------

COMPUTERS (0.1%)

NCR Corp., 7.125%, 06/15/09                        30          33
                                                          -------
DIVERSIFIED FINANCIAL SERVICES (3.1%)

CIT Group, Inc., 5.750%, 09/25/07                  45          47
CIT Group, Inc., 5.500%, 11/30/07                  45          46
CIT Group, Inc., 5.125%, 09/30/14                  40          40
Citigroup, Inc., 5.125%, 05/05/14                  75          76
Citigroup, Inc., 5.875%, 02/22/33                 105         109
Fund American Cos., Inc., 5.875%,                 205         208
05/15/13
General Motors Acceptance Corp.,                  160         161
8.000%, 11/01/31
Goldman Sachs Group, Inc., (The)                   40          39
3.875%, 01/15/09
Goldman Sachs Group, Inc., (The)                   55          54
4.750%, 07/15/13

HSBC Holdings PLC, 7.625%,                   90        113
05/17/32 (g)
International Lease Finance Corp.,          160        161
4.750%, 07/01/09
JP Morgan Chase & Co., 6.625%,              255        281
03/15/12
John Deere Capital Corp., 3.900%,            45         45
01/15/08
MBNA Corp, 6.125%, 03/01/13                 195        208
Merrill Lynch & Co., Inc., 3.700%,           30         30
04/21/08
Merrill Lynch & Co., Inc., 5.000%,           85         84
01/15/15
Morgan Stanley, 5.300%, 03/01/13            185        190
                                                     -----
                                                     1,892
                                                     -----
ELECTRIC (2.2%)

Aquila, Inc., 14.875%, 07/01/12             250        354
CalEnergy Co., Inc., 7.520%,                 60         66
09/15/08
Carolina Power & Light Co., 6.500%,          25         28
07/15/12
Cincinnati Gas & Electric Co., 5.700%,       40         42
09/15/12
Dominion Resources, Inc., Ser E,             45         50
6.750%, 12/15/32
Edison Mission Energy, 9.875%,              400        478
04/15/11
Entergy Gulf States, Inc., 4.875%,           40         39
11/01/11, Callable 11/01/06 @ 100.00
Florida Power & Light Co., 6.875%,           15         15
12/01/05
Oncor Electric Delivery Co., 7.000%,         45         53
05/01/32
Pacific Gas & Electric Co., 6.050%,         165        174
03/01/34                                             -----
                                                     1,299
                                                     -----
ENTERTAINMENT (0.1%)

GTECH Holdings Corp., 4.750%,                45         45
10/15/10                                             -----

FOREST PRODUCTS & PAPER (1.6%)

Appleton Papers, Inc., Ser B, 9.750%,       300        322
06/15/14, Callable 06/15/09 @ 104.88
Georgia-Pacific Corp., 8.125%,              350        405
05/15/11
International Paper Co., 5.500%,             80         83
01/15/14
Weyerhaeuser Co., 6.750%, 03/15/12           55         62
Weyerhaeuser Co., 7.375%, 03/15/32           75         90
                                                     -----
                                                       962
                                                     -----
HEALTHCARE - SERVICES (0.1%)

WellPoint Health Networks, Inc.,             35         36
6.375%, 06/15/06                                     -----

HOME BUILDERS (0.2%)

Lennar Corp., 5.950%, 03/01/13               45         47
Pulte Homes, Inc., 4.875%, 07/15/09          75         75
                                                     -----
                                                       122
                                                     -----
INSURANCE (0.9%)

Berkshire Hathaway Financial, Inc.,         160        156
3.375%, 10/15/08
Fairfax Financial Holdings Ltd.,            200        203
8.300%, 04/15/26
MetLife, Inc., 5.250%, 12/01/06              50         51
Prudential Financial, Inc., 3.750%,          45         44
05/01/08
Prudential Financial, Inc., 5.100%,          70         70
09/20/14                                             -----
                                                       524
                                                     -----
INVESTMENT COMPANIES (0.2%)

Credit Suisse First Boston USA, Inc.,        85         94
6.500%, 01/15/12                                     -----

LEISURE TIME (0.1%)

Harley Davidson Funding, 3.625%,             55         54
12/15/08 (g)                                         -----

LODGING (0.8%)

Harrahs Operating Co., Inc., 5.375%,         60         60
12/15/13
Mandalay Resort Group, Ser B,               375        422
10.250%, 08/01/07
Marriott International, Inc., Ser C,         15         17
7.875%, 09/15/09                                     -----
                                                       499
                                                     -----
MEDIA (2.1%)

British Sky Broadcasting Group PLC,         100        108
6.875%, 02/23/09
Comcast Corp., 7.125%, 06/15/13             175        200
Comcast Corp., 7.050%, 03/15/33              25         29
Cox Communuications, Inc., 4.625%,          165        158
06/01/13
Kabel Deutschland Gmbh, 10.625%,            375        430
07/01/14, Callable 07/01/09 @ 105.31 (g)
News America Holdings, Inc., 9.250%,         85        108
02/01/13
News America Holdings, Inc., 6.200%,         50         52
12/15/34 (g)
Time Warner, Inc., 7.625%, 04/15/31         155        189
Univision Communications, Inc.,              55         64
7.850%, 07/15/11                                     -----
                                                     1,338
                                                     -----
MINING (0.8%)

Barrick Gold Finance, Inc., 7.500%,          65         69
05/01/07
Codelco, Inc., 5.500%, 10/15/13 (g)         205        211
Inco Ltd., 7.750%, 05/15/12                 190        223
                                                     -----
                                                       503
                                                     -----
MISCELLANEOUS MANUFACTURER (0.7%)

General Electric Co., 5.000%,               405        411
02/01/13                                             -----

OFFICE / BUSINESS EQUIPMENT (0.6%)

Xerox Corp., 9.750%, 01/15/09               300        348
                                                     -----
OIL & GAS (0.5%)

Devon Energy Corp., 10.250%,                 10         10
11/01/05
Devon Financing Corp., 7.875%,               50         64
09/30/31

Enterprise Products Partners LP, Ser B,      85          94
6.875%, 03/01/33
Motiva Enterprises LLC, 5.200%,              25          26
09/15/12 (g)
XTO Energy, Inc., 6.250%, 04/15/13           95         104
                                                     ------
                                                        298
                                                     ------
PACKAGING & CONTAINERS (0.7%)

Packaging Corp. of America, 5.750%,          40          41
08/01/13
Stone Container Corp., 9.250%,              325         358
02/01/08                                             ------
                                                        399
                                                     ------
PIPELINES (0.6%)

Centerpoint Energy Resources Corp.,         165         196
7.875%, 04/01/13
K N Capital Trust III, 7.630%,              105         121
04/15/28
Kinder Morgan, Inc., 7.250%,                 40          46
03/01/28                                             ------
                                                        363
                                                     ------
REITS (0.1%)

Simon Property Group LP, 6.375%,             35          37
11/15/07                                             ------


RETAIL (0.8%)

AutoNation, Inc., 9.000%, 08/01/08          400         452
Federated Department Stores, Inc.,           40          45
6.900%, 04/01/29                                     ------
                                                        497
                                                     ------
SAVINGS & LOANS (0.1%)

Golden West Financial Corp., 4.125%,         50          50
08/15/07                                             ------

TELECOMMUNICATIONS (2.1%)

Citizens Communications Co., 9.000%,        250         287
08/15/31
Deutsche Telekom International Finance,     100         146
9.250%, 06/01/32
Qwest Corp., 8.875%,                        400         415
06/01/31, Callable 03/17/05 @105.03
SBC Communications, Inc., 5.625%,            15          15
06/15/16
SBC Communications, Inc., 6.450%,            45          48
06/15/34
Sprint Capital Corp., 8.750%,               165         222
03/15/32
Telus Corp., 8.000%, 06/01/11                75          88
Verizon Global Funding Corp., 7.750%,        80         100
12/01/30                                             ------
                                                      1,321
                                                     ------
TRANSPORTATION (0.2%)

FedEx Corp., 3.500%, 04/01/09               135         130
                                                     ------
TOTAL CORPORATE BONDS (COST $12,880)                 13,250
                                                     ------

FOREIGN GOVERNMENT BONDS (0.5%)
MEXICO (0.5%)

United Mexican States, 8.300%,              270         325
08/15/31                                             ------

TOTAL FOREIGN GOVERNMENT BONDS (COST $296)                            325
                                                                   ------

U.S. GOVERNMENT AGENCIES (32.8%)
FANNIE MAE (20.7%)

5.500%, 07/01/16                                           199        204
5.000%, 11/01/18                                           404        407
5.500%, 11/01/18                                           418        429
4.500%, 12/01/18                                           293        290
5.500%, 12/01/18                                           156        160
5.000%, 01/01/19                                           918        926
6.000%, 01/01/19                                           193        200
5.500%, 07/01/19                                           261        268
5.500%, 07/01/19                                           118        121
5.000%, 10/01/19                                           900        907
5.500%, 12/01/19                                           149        152
4.500%, 03/01/20 (j)                                       265        261
5.000%, 03/01/20 (j)                                       630        634
6.500%, 05/01/31                                           229        238
7.000%, 12/01/31                                           141        149
7.000%, 03/01/32                                             2          3
7.000%, 05/01/32                                           103        108
6.500%, 07/01/32                                           604        629
5.500%, 04/01/33                                           220        222
5.500%, 04/01/33                                           207        209
5.000%, 06/01/33                                           400        395
5.500%, 06/01/33                                           744        751
7.000%, 10/01/33                                           466        492
5.500%, 11/01/33                                           426        430
6.000%, 11/01/33                                           298        306
5.500%, 01/01/34                                           794        802
6.500%, 01/01/34                                           474        494
5.500%, 02/01/34                                           768        776
6.500%, 02/01/34                                           197        205
6.500%, 03/01/34                                           312        325
6.000%, 05/01/34                                           304        312
6.500%, 07/01/34                                           289        301
5.500%, 03/01/35 (j)                                       360        363
                                                                   ------
                                                                   12,469
                                                                   ------
FREDDIE MAC (10.6%)

4.500%, 01/01/19                                           545        539
7.000%, 09/01/29                                            90         95
5.500%, 02/01/33                                           312        315
6.000%, 04/01/33                                           235        242
6.000%, 11/01/33                                         1,016      1,044
6.000%, 12/01/33                                           137        140
6.000%, 01/01/34                                           324        333
6.500%, 05/01/34                                           212        222
5.000%, 07/01/34                                           201        199
6.000%, 10/01/34                                           382        393
5.000%, 11/01/34                                           363        359
5.000%, 12/01/34                                         1,072      1,058
5.000%, 03/01/35 (j)                                       886        874
5.500%, 03/01/35 (j)                                       317        320
6.000%, 03/01/35 (j)                                       225        231
                                                                   ------
                                                                    6,364
                                                                   ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.5%)

7.000%, 01/15/32                                            90         95
6.500%, 07/15/32                                           267        281
5.000%, 09/15/33                                           107        107
6.000%, 07/15/34                                           193        199
5.000%, 11/15/34                                           199        198
                                                                   ------

                                                                      880
                                                                  -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $19,865)                      19,713
                                                                  -------

U.S. TREASURY OBLIGATIONS (43.0%)
U.S. TREASURY BONDS (1.6%)

5.375%, 02/15/31                                           875        962
                                                                  -------

U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (9.7%)

1.875%, 07/15/13                                         3,640      3,860
3.875%, 04/15/29                                         1,240      1,968
                                                                  -------
                                                                    5,828
                                                                  -------
U.S. TREASURY NOTES (31.7%)

1.625%, 04/30/05                                         2,110      2,106
1.250%, 05/31/05                                         1,425      1,420
10.750%, 08/15/05                                          636        659
3.500%, 11/15/06                                           565        565
3.375%, 02/28/07                                           990        986
3.125%, 05/15/07                                         7,890      7,806
6.000%, 08/15/09                                         2,875      3,115
3.500%, 02/15/10                                           890        870
3.875%, 02/15/13                                           910        886
4.250%, 11/15/14                                           374        370
4.000%, 02/15/15                                           170        165
                                                                  -------
                                                                   18,948
                                                                  -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $25,706)                     25,738
                                                                  -------

REPURCHASE AGREEMENTS (6.7%)

Merrill Lynch & Co., Inc., 2.535%, dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price 4,033,872 (collateralized by U.S.
Government Obligations, 5.500% -
9.500%, due 05/01/06 - 02/01/35; total
market value 4,116,337)                                  4,034      4,034
                                                                  -------
TOTAL REPURCHASE AGREEMENTS (COST $4,034)                           4,034
                                                                  -------

TOTAL INVESTMENTS (COST $62,781) (a) - 105.1%                      63,060
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%                     (3,035)
                                                                  -------
NET ASSETS - 100.0%                                               $60,025
                                                                  =======

------------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                PRINCIPAL
                                                                 AMOUNT                                VALUE
                                                                ----------                          -----------
CERTIFICATES OF DEPOSIT (5.6%)
BANKS (5.6%)

Credit Suisse First Boston (USA), Inc.,
2.560%, 01/09/06 (f)                                            $   50,000                          $    50,000
Regions Bank, 2.575%, 08/23/05 (f)
Societe Generale NY, Ser YCD, 2.520%,                               35,000                               35,000
03/08/05 (f)                                                        35,000                               35,000
Southtrust Bank NA, Ser BKNT,
2.430%, 12/14/05 (f)                                                25,000                               24,996
                                                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $144,996)                                                           144,996
                                                                                                    -----------

COMMERCIAL PAPERS (18.5%)
BANKS (2.5%)

Societe Generale NA, 2.719%, 05/12/05 (c)                           30,000                               29,838
UBS Finance Delaware LLC, 2.429%,
03/07/05 (c)                                                        35,000                               34,986
                                                                                                    -----------
                                                                                                         64,824
                                                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (16.0%)

Atlantis One Funding Corp., 2.637%,
04/20/05 (g)                                                        24,000                               23,913
Atlantis One Funding Corp., 2.698%,
05/09/05 (g)                                                        35,000                               34,820
Atlantis One Funding Corp., 2.818%,
05/18/05 (g)                                                        30,000                               29,818
Barclays US Funding LLC, 2.718%,
05/10/05 (c)                                                        40,000                               39,790
Beta Finance, Inc., 2.453%, 03/09/05 (c)
(g)                                                                 15,000                               14,992
CIT Group, Inc., 2.652%, 04/18/05 (c)                               30,000                               29,894
Credit Suisse First Boston, 2.510%,
03/18/05 (c)                                                        35,000                               34,959
Dorada Corp., 2.708%, 05/06/05 (g)                                  27,500                               27,364
HBOS Treasury Service, 2.703%,
05/09/05 (c)                                                        50,000                               49,742
HBOS Treasury Service, 2.739%,
05/16/05 (c)                                                        35,000                               34,799
ING Funding, 2.051%, 05/27/05 (c)                                   30,000                               29,854
Liquid Funding Ltd., 2.595%, 04/04/05
(g)                                                                 35,000                               34,915
Liquid Funding Ltd., 2.570%, 06/03/05
(c) (g)                                                             25,000                               24,999
                                                                                                    -----------
                                                                                                        409,859
                                                                                                    -----------
TOTAL COMMERCIAL PAPERS (COST $474,683)                                                                 474,683
                                                                                                    -----------

CORPORATE BONDS (19.1%)
AUTO MANUFACTURERS (1.9%)

Toyota Motor Credit Corp, Ser B,
2.585%, 01/25/06 (f)                                                50,000                               49,998
                                                                                                    -----------
BANKS (3.0%)

American Express Centurion, 2.559%,
09/20/05 (f)                                                        30,000                               30,000
BB&T Corp., 6.375%, 06/30/05 (f)                                    11,500                               11,630
Wells Fargo Bank NA, Ser BKNT,
2.530%, 02/06/06 (f)                                                35,000                               35,000
                                                                                                    -----------
                                                                                                         76,630
                                                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES (13.5%)

American Express Credit Corp., Ser B,
2.650%, 01/23/06 (f)                                                50,000                               50,035
Beta Finance, Inc., 1.535%, 04/29/05
(f)                                                                 25,000                               24,997
Beta Finance, Inc., 2.500%, 11/10/05 (f)
(g)                                                                 25,000                               25,000
General Electric Capital Corp., Ser A,
2.950%, 02/03/06 (f)                                                35,000                               35,077
Liberty Light US Capital, 2.550%,
01/17/06 (f) (g)                                                    50,000                               49,989
Morgan Stanley, Ser 1, 2.710%,
08/15/05 (f)                                                        25,000                               25,019
Principal Life Global, 2.890%, 03/29/05
(f)                                                                 61,000                               61,013
Sigma Finance, Inc., 2.540%, 01/18/06
(f) (g)                                                             50,000                               49,991
Sigma Finance, Inc., 2.355%, 09/13/05
(g)                                                                 25,000                               25,000
                                                                                                    -----------
                                                                                                        346,121
                                                                                                    -----------

INVESTMENT COMPANIES (0.7%)

Dorada Finance, Inc., 2.568%, 09/15/05
(f) (g)                                                             18,000                               18,000
                                                                                                    -----------
TOTAL CORPORATE BONDS (COST $490,749)                                                                   490,749
                                                                                                    -----------

DEMAND NOTES (11.6%)
DIVERSIFIED FINANCIAL SERVICES (9.8%)

Barrington Development Corp., 2.590%,
12/01/32 (f)                                                        21,135                               21,135
Carmichael Properties LLC, 2.720%,
10/01/20 (f)                                                         2,930                                2,930
Gasmor Corp., 2.700%, 02/01/31 (f)                                   3,630                                3,630
General Electric Capital Corp., 2.825%,
05/12/05 (f)                                                        50,000                               50,015
Liberty Light US Capital, 2.600%,
05/10/05 (f)                                                        50,000                               49,998
Liquid Funding Ltd., 2.670%, 06/28/05
(f)                                                                 35,000                               35,000
LP Pinewood, 2.650%, 02/01/18 (f)                                   14,900                               14,900
Morgan Stanley, 2.640%, 04/19/05 (f)                                50,000                               50,000
Morgan Stanley, 2.620%, 11/04/05 (f)                                25,000                               25,000
                                                                                                    -----------
                                                                                                        252,608
                                                                                                    -----------

INVESTMENT COMPANIES (1.8%)

Dorada Finance, Inc., 2.784%, 03/18/05
(f)                                                                 20,000                               20,000
Dorada Finance, Inc., 2.200%, 09/07/05
(f)(g)                                                              25,000                               25,000
                                                                                                    -----------
                                                                                                         45,000
                                                                                                    -----------

\

TOTAL DEMAND NOTES (COST $297,608)                                                                      297,608
                                                                                                    -----------

MASTER NOTES (4.8%)
BANKS (4.8%)

Bank of America, 2.695%, 09/14/05 (f)                              122,400                              122,400
                                                                                                    -----------
TOTAL MASTER NOTES (COST $122,400)                                                                      122,400
                                                                                                    -----------

TAXABLE MUNICIPAL BONDS (18.5%)
ALABAMA (0.4%)

Alabaster, Ser A, GO, 2.650%,
04/01/14, AMBAC (f)

ALASKA (3.4%)                                                       9,355                                9,355
                                                                                                    -----------
Housing Finance Corp., Ser C, RB,
2.520%, 12/01/32 (f)                                                61,630                               61,630
Housing Finance Corp., Ser C, RB,
2.550%, 12/01/32 (f)                                                25,000                               25,000
                                                                                                    -----------
                                                                                                         86,630
                                                                                                    -----------

CALIFORNIA (1.1%)

Housing Finance Agency, RB, 2.570%,
02/01/41, LOC: Landesbank Hessen-
Thueringen (f)                                                       6,000                                6,000
Santa Rosa Rancheria, RB, 2.570%
09/01/19, LOC: Bank One N.A. (f)                                    22,000                               22,000
                                                                                                    -----------
                                                                                                         28,000
                                                                                                    -----------

COLORADO (5.0%)

Housing & Finance Authority, RB,
2.570%, 11/01/32, LOC: JP Morgan
Chase Bank (f)                                                      34,400                               34,400
Housing & Finance Authority, RB,
2.570%, 11/01/33, LOC: JP Morgan
Chase Bank (f)                                                      20,200                               20,200
Housing & Finance Authority, RB,
2.570%, 10/01/34, FHLB (f)                                          20,000                               20,000
Housing & Financial Authority, RB,
2.570%, 11/01/34, LOC: Dexia Credit
Local (f)                                                           25,000                               25,000
Housing & Finance Authority, RB,
2.570%, 11/01/35, LOC: Lloyds TSB
Bank PLC (f)                                                         9,685                                9,685
Housing & Finance Authority, RB,
2.570%, 05/01/41, LOC: Landesbank
Hessen-Thueringen (f)                                               21,200                               21,200
                                                                                                    -----------
                                                                                                        130,485
                                                                                                    -----------

FLORIDA (0.3%)

Housing Finance Corp., RB, 2.570%
01/15/35, FNMA (f)                                                   2,500                                2,500
Housing Finance Corp., RB, 2.570%,                                   2,900                                2,900
06/15/36, LOC: Bank of America N.A. (f)
Orange County Housing Finance                                        2,100                                2,100
Authority, Multifamily, Ser D, RB,                                                                  -----------
2.570%, 07/15/34 (f)                                                                                      7,500
                                                                                                    -----------

ILLINOIS (1.7%)

Champaign, Ser B, GO, 2.620%
01/01/24, LOC: Bank One N.A. (f)                                     4,900                                4,900
Student Assistance Community Student                                40,000                               40,000
                                                                                                    -----------

Loan, Ser D, RB, 2.650%, 09/01/23
LOC: Bank of America N.A. (f)
                                                                                                         44,900
                                                                                                    -----------

MISSISSIPPI (2.1%)

Development Bank Special Obligation,
RB, 2.720%, 12/01/23, AMBAC (f)                                      4,010                                4,010
Nissan Project A, GO, 2.570%, 11/01/28
LOC: Bank of America N.A. (f)                                       48,800                               48,800
                                                                                                    -----------
                                                                                                         52,810
                                                                                                    -----------

NEW JERSEY (1.7%)

Economic Development Authority, RB,
2.700%, 10/01/15, LOC: First Union
National Bank (f)                                                    3,030                                3,030
Economic Development Authority, State
Pension Funding, RB, 2.570%, 02/15/29
FSA (f)                                                             40,000                               40,000
                                                                                                    -----------
                                                                                                         43,030
                                                                                                    -----------

NEW YORK (1.5%)

Housing Development Corp., 2.570%
06/01/33, LOC: Bayerische Landesbank (f)                            27,900                               27,900
Housing Finance Agency Service, RB,
2.650%, 09/15/08, LOC: Dexia Credit
Local (f)                                                           11,000                               11,000
                                                                                                    -----------
                                                                                                         38,900
                                                                                                    -----------

TEXAS (0.3%)

Texas, GO, 2.560%, 06/01/20
LOC: Dexia Credit Local (c) (f)

VIRGINIA (1.0%)                                                     7,000                                7,000
                                                                                                    -----------
Newport News Economic Development
Authority, Ser A, RB, 2.620%, 07/01/31
LOC: First Union National Bank (f)                                  22,205                               22,205
Newport News Economic Development
Authority, Ser B, RB, 2.670%, 07/01/31
LOC: First Union National Bank (f)                                   4,440                                4,440
                                                                                                    -----------
                                                                                                         26,645
                                                                                                    -----------

TOTAL TAXABLE MUNICIPAL BONDS (COST $475,255)                                                           475,255
                                                                                                    -----------

U.S. GOVERNMENT AGENCIES (9.8%)
FANNIE MAE (4.0%)

2.178%, 07/22/05 (c)                                                20,000                               19,832
2.228%, 09/16/05 (c)                                                15,000                               14,819
2.456%, 10/14/05 (c)                                                20,000                               19,697
2.556%, 12/29/05 (f)                                                24,500                               24,491
2.476%, 01/09/06 (f)                                                25,000                               24,989
                                                                                                    -----------
                                                                                                        103,828
                                                                                                    -----------

FEDERAL AGRICULTURAL MORTGAGE CORPORATION (0.8%)

2.490%, 06/30/05 (f)                                                20,000                               20,000
                                                                                                    -----------
FEDERAL HOME LOAN BANK (1.0%)

1.200%, 04/01/05, (c)                                               25,000                               24,999
                                                                                                    -----------
FREDDIE MAC (4.0%)

2.046%, 06/28/05 (c)                                                50,000                               49,668
2.255%, 09/20/05 (c)                                                15,000                               14,813
2.855%, 11/15/05 (c)                                                40,000                               39,201
                                                                                                    -----------
                                                                                                        103,682
                                                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $252,509)                                                          252,509
                                                                                                    -----------

REPURCHASE AGREEMENTS (12.1%)

ABN Amro Bank, 2.555% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $56,357,422 (collateralized by
FHDN Obligations; 2.600%, 07/07/05,
total market value $57,480,700)                                     56,353                               56,353

Bear Stearns & Co., Inc., 2.565% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $33,870,312 (collateralized by U.S.
Agency Obligations; 4.000% - 6.500%,
07/15/18 - 01/15/35, total market value
$34,546,797)                                                        33,868                               33,868

BNP Paribas, 2.585% dated 02/28/05, to
be repurchased on 03/01/05, repurchase
price $41,737,203 (collateralized by
FHLB Obligations; 2.620%, 08/15/08,
total market value $42,568,901)                                     41,734                               41,734

Lehman Brothers, Inc., 2.555% dated
02/28/05, to be repurchased on 03/01/05,
repurchase price $61,206,281
(collateralized by FGPC Obligations;
5.000%, 02/01/20, total market value
$62,429,868)                                                        61,202                               61,202

Merrill Lynch & Co., Inc., 2.535% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $46,368,810 (collateralized by
FNMS Obligations; 5.500%, 04/01/18 -
01/01/35,  total market value
$47,296,613)                                                        46,366                               46,366

UBS Warburg LLC, 2.575% dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price $71,505,913 (collateralized by
FGRM Obligations; 5.000%, 12/15/31 -
08/15/34, total market value
$72,935,678)                                                        71,501                               71,501
                                                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $311,024)                                                             311,024
                                                                                                    -----------

TOTAL INVESTMENTS (COST $2,569,224) (a) - 100.0%                                                      2,569,224
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                                               (424)
                                                                                                    -----------
NET ASSETS - 100.0%                                                                                 $ 2,568,800
                                                                                                    ===========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                PRINCIPAL
                                                                 AMOUNT                                VALUE
                                                                ----------                          ----------
U.S. GOVERNMENT AGENCIES (81.3%)
FANNIE MAE (55.2%)

1.155%, 03/04/05 (c)                                            $   15,000                          $   14,998
2.460%, 03/23/05 (f)                                                40,000                              40,000
1.573%, 04/01/05 (c)                                                10,000                               9,987
2.580%, 04/06/05 (c)                                                25,000                              24,937
2.538%, 05/03/05 (f)                                                25,000                              24,999
2.658%, 05/11/05 (c)                                                25,000                              24,870
2.759%, 05/17/05 (c)                                                20,000                              19,886
2.747%, 05/18/05 (c)                                                25,000                              24,852
2.067%, 06/24/05 (c)                                                10,000                               9,936
2.184%, 07/22/05 (c)                                                15,000                              14,874
2.553%, 08/29/05 (f)                                                45,000                              44,989
2.308%, 09/06/05 (f)                                                50,000                              49,980
2.470%, 09/15/05 (f)                                                50,000                              49,985
2.228%, 09/16/05 (c)                                                10,000                               9,879
2.456%, 10/14/05 (c)                                                10,000                               9,849
2.984%, 11/10/05 (c)                                                10,000                               9,798
2.556%, 12/29/05 (f)                                                55,000                              54,980
2.476%, 01/09/06 (f)                                                55,000                              54,974
                                                                                                    ----------
                                                                                                       493,773
                                                                                                    ----------

FEDERAL AGRICULTURAL MORTGAGE CORPORATION (3.3%)

2.490%, 06/30/05 (f)                                                30,000                              30,000

FEDERAL FARM CREDIT BANK (3.3%)                                                                     ----------

2.490%, 05/16/05 (f)                                                25,000                              24,999
2.480%, 07/15/05 (f)                                                 5,000                               4,999
                                                                                                    ----------
                                                                                                        29,998
                                                                                                    ----------

FEDERAL HOME LOAN BANK (11.8%)

1.200%, 04/01/05                                                    10,000                              10,000
1.400%, 04/01/05, Callable 3/08/05 @ 100                            10,000                              10,000
2.315%, 09/08/05 (f)                                                30,000                              29,988
2.125%, 09/15/05                                                    10,000                               9,995
2.490%, 09/16/05 (f)                                                25,000                              24,995
2.485%, 10/05/05 (f)                                                20,000                              19,996
                                                                                                    ----------
                                                                                                       104,974
                                                                                                    ----------

FREDDIE MAC (7.7%)

2.410%, 03/14/05 (c)                                                25,000                              24,978
2.020%, 06/27/05 (c)                                                15,000                              14,902
2.255%, 09/20/05 (c)                                                10,000                               9,876
2.802%, 11/15/05 (c)                                                20,000                              19,608
                                                                                                    ----------
                                                                                                        69,364
                                                                                                    ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $728,109)                                                         728,109
                                                                                                    ----------

REPURCHASE AGREEMENTS (18.8%)

Lehman Brothers Inc., 2.555% dated
02/28/05, to be repurchased on 03/01/05,
repurchase price 63,948,969 (collateralized                         63,944                              63,945

by U.S. Government Obligations, 5.000%
due 02/01/20; total market value
65,228,115)

Merrill Lynch & Co., Inc.  2.535% dated 02/28/05,
to be repurchased 03/01/05, repurchase
price 50,806,827 (collateralized by U.S.
Government Obligations, 4.500% -
6.500% due 03/01/13 - 01/01/19; total                               50,803                              50,803
market value 51,822,598)

UBS Warburg LLC, 2.575% dated 02/28/04,
to be repurchased on 03/01/05, repurchase
price 53,682,317 (collateralized by U.S.
Government Obligations, 5.000% -
5.500% due 12/15/31 - 07/15/33, total
market value 54,755,303)                                            53,678                              53,678
                                                                                                    ----------
TOTAL REPURCHASE AGREEMENTS (COST $168,426)                                                            168,426
                                                                                                    ----------

TOTAL INVESTMENTS (COST $896,535) (a) - 100.1%                                                         896,535
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                                            (555)
                                                                                                    ----------
NET ASSETS - 100.0%                                                                                 $  895,980
                                                                                                    ==========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
February 28, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                PRINCIPAL
                                                                 AMOUNT                                VALUE
                                                                ----------                          -----------
U.S. TREASURY OBLIGATIONS (21.7%)
U.S. TREASURY BILLS (10.5%)

2.182%, 03/31/05 (c)                                             $  60,000                          $    59,892
2.361%, 04/21/05 (c)                                               215,000                              214,297
                                                                                                    -----------
                                                                                                        274,189
                                                                                                    -----------
U.S. TREASURY NOTES (11.2%)

6.750%, 05/15/05                                                   165,000                              166,571
5.750%, 11/15/05                                                   125,000                              127,874
                                                                                                    -----------
                                                                                                        294,445
                                                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $568,634)                                                         568,634
                                                                                                    -----------

REPURCHASE AGREEMENTS (78.3%)

ABN Amro Bank, 2.555%, dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price 577,548,924 (collateralized by U.S.
Treasury Obligations, 0.000% - 4.250%
due 07/07/05 - 11/15/14; total market
value 589,059,004)                                                 577,508                              577,508

Bear Stearns & Co., Inc. 2.525%, dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price 45,427,025 (collateralized by U.S.
Treasury Obligations, 0.000% - 3.125%
due 03/10/05 - 11/15/12; total market
value 46,333,732)                                                   45,424                               45,424

BNP Paribas, 2.555%, dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price 120,452,502 (collateralized by U.S.
Treasury Obligations, 0.000% - 3.000%
due 05/15/05 - 05/15/30; total market
value 122,852,932)                                                 120,444                              120,444

Deutsche Bank AG, 2.535%, dated
02/28/05, to be repurchased on 03/01/05,
repurchase price 125,971,724
(collateralized by U.S. Treasury
Obligations, 8.750% - 12.000% due
08/15/13 - 08/15/20; total market value
128,482,325)                                                       125,963                              125,963

Dresdner Bank AG, 2.555%, dated
02/28/05, to be repurchased on 03/01/05,
repurchase price 83,669,138 (collateralized
by U.S. Treasury Obligations, 0.000% -
12.000% due 05/19/05 - 02/15/31; total
market value 85,340,109)                                            83,663                               83,663

Greenwich Capital, 2.555%, dated
02/28/05, to be repurchased on 03/01/05,
repurchase price 97,664,803 (collateralized
by U.S. Treasury Obligations, 3.125% -
3.875% due 01/31/07 - 05/15/09; total
market value 99,616,036)                                            97,658                               97,658

JPMorgan Chase & Co., 2.545%, dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price 64,842,805 (collateralized by U.S.
Treasury Obligations, 1.500% - 3.000%
due 07/31/05 - 02/15/08; total market
value 66,139,750)                                                   64,838                               64,838

Lehman Brothers, Inc. 2.505%, dated
02/28/05, to be repurchased on 03/01/05,
repurchase price 99,201,114 (collateralized
by U.S. Treasury Obligations, 0.000% -
7.250% due 08/15/10 - 08/15/21; total
market value 101,180,581)                                           99,194                               99,194

Merrill Lynch & Co., Inc. 2.505%, dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price 72,274,538 (collateralized by U.S.
Treasury Obligations, 0.000% - 8.750%
due 11/15/12 - 08/15/20; total market
value 73,715,351)                                                   72,270                               72,270

Morgan Stanley 2.525%, dated 02/28/05,
to be repurchased on 03/01/05, repurchase
price 55,258,263 (collateralized by U.S.
Treasury Obligations, 3.875% due 01/15/09;
total market value 56,359,939)                                      55,254                               55,254

Salomon Smith Barney, Inc. 2.505%, dated
02/28/05, to be repurchased on 03/01/05,
repurchase price 120,033,352
(collateralized by U.S. Treasury
Obligations, 3.625% due 05/15/13; total
market value 122,478,679)                                          120,025                              120,025

UBS Warburg LLC, 2.555%, dated
02/28/05, to be repurchased on 03/01/05,
repurchase price 587,923,226
(collateralized by U.S. Treasury
Obligations, 0.000% - 3.500% due
03/17/05 - 02/15/10; total market value
599,641,803)                                                       587,882                              587,881
                                                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $2,050,122)                                                         2,050,122
                                                                                                    -----------

TOTAL INVESTMENTS (COST $2,618,756) (a) - 100.0%                                                      2,618,756
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                                                914
                                                                                                    -----------
NET ASSETS - 100.0%                                                                                 $ 2,619,670
                                                                                                    ===========

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005

*     Non-income producing security.

(a) Cost and gross unrealized appreciation/(depreciation) on a tax basis are as follows (amounts in thousands):


                                                                                     AGGREGATE        AGGREGATE          NET
                                                                                       GROSS            GROSS         UNREALIZED
                                                                         FEDERAL     UNREALIZED       UNREALIZED     APPRECIATION/
                                                                        TAX COST    APPRECIATION     DEPRECIATION   (DEPRECIATION)
FUND                                                                      (000)        (000)            (000)            (000)
----                                                                    --------    ------------     ------------    --------------
Aggressive Growth Stock Fund                                               60,334          6,907          (3,107)          3,800
Balanced Fund                                                             263,614         19,596          (2,729)         16,867
Capital Appreciation Fund                                               1,642,491        190,611         (26,439)        164,172
Emerging Growth Stock Fund                                                 17,990          3,078          (1,033)          2,045
Growth and Income Fund                                                    817,707        239,153          (9,276)        229,877
International Equity Fund                                                 388,757        110,685          (2,490)        108,195
International Equity Index Fund                                           420,158        126,022         (26,301)         99,721
Mid-Cap Equity Fund                                                       199,367         46,160          (4,009)         42,151
Mid-Cap Value Equity Fund                                                 228,559         21,529          (2,214)         19,315
Small Cap Growth Stock Fund                                             1,094,750        243,447         (41,376)        202,071
Small Cap Value Equity Fund                                               777,500        255,443         (12,505)        242,938
Strategic Quantitative Equity Fund                                         86,958          7,825            (890)          6,935
Tax Sensitive Growth Stock Fund                                           136,776         40,542          (1,979)         38,563
Value Income Stock Fund                                                   808,874        118,462         (11,340)        107,122
Classic Institutional U.S. Government Securities Super
Short Income Plus Fund                                                     65,687             53            (224)           (171)
Florida Tax-Exempt Bond Fund                                              179,374          4,889            (399)          4,490
Georgia Tax-Exempt Bond Fund                                              106,094          4,496            (124)          4,372
High Income Fund                                                          108,062          4,080            (271)          3,809
Investment Grade Bond Fund                                                616,471          6,067          (3,112)          2,955
Investment Grade Tax-Exempt Bond Fund                                     311,012          4,170            (818)          3,352
Limited-Term Federal Mortgage Securities Fund                             463,970          1,926          (3,689)         (1,763)
Maryland Municipal Bond Fund                                               43,256          1,548             (56)          1,492
Short-Term Bond Fund                                                      352,723            408          (3,061)         (2,653)
Short-Term U.S. Treasury Securities Fund                                  116,837           (117)           (898)         (1,015)
Strategic Income Fund                                                     302,429          4,553          (1,288)          3,265
U.S. Government Securities Fund                                           346,863          2,950          (1,615)          1,335
Virginia Intermediate Municipal Bond Fund                                 186,033          4,791            (243)          4,548
Virginia Municipal Bond Fund                                               54,326          2,021             (60)          1,961
Life Vision Aggressive Growth Fund                                         44,280          6,627            (125)          6,502
Life Vision Conservative Fund                                               6,272            296             (14)            282
Life Vision Growth and Income Fund                                         94,735         13,013             (75)         12,938
Life Vision Moderate Growth Fund                                          147,494         13,872            (269)         13,603
Prime Quality Money Market Fund                                         5,270,236           --               (46)            (46)
Tax-Exempt Money Market Fund                                            1,553,681           --              --              --
U.S. Government Securities Money Market Fund                              796,724           --              --              --
U.S. Treasury Money Market Fund                                         1,406,487           --               (33)            (33)
Virginia Tax-Free Money Market Fund                                       364,264           --              --              --
Classic Institutional High Quality Bond Fund                               72,109            293            (448)           (155)
Classic Institutional Short-Term Bond Fund                                 33,916              6            (372)           (366)
Classic Institutional Super Short Income Plus Fund                        221,947            135            (735)           (600)
Classic Institutional Total Return Bond Fund                               62,824            533            (297)            236
Classic Institutional Cash Management Money Market Fund                 2,569,224           --              --              --
Classic Institutional U.S. Government Securities Money Market Fund        896,535           --              --              --
Classic Institutional U.S. Treasury Securities Money Market Fund        2,618,841           --               (85)            (85)

(b)   Market value is less than five hundred dollars.

(c)   Rate represents the effective yield at purchase.

(d)   Affiliate Investment.

(e) This security or a partial position of this security was on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $14,749,126, $25,314,853, $11,164,722, $12,436,829, $12,883,084,
      $7,056,472, $33,193,055, $245,977,516, $208,474,499, $13,184,048,
      $1,401,806, $49,472,072, $33,467,998, $623,358, $17,782,496, $1,070,126,
      and $38,795 for the Balanced, Capital Appreciation, Growth and Income, International Equity, International Equity Index, Mid-Cap Equity, Mid-Cap Value Equity, Small Cap Growth Stock, Small Cap Value Equity, Value Income Stock, High Income, Investment Grade Bond, Short-Term Bond, Strategic Income, U.S. Government Securities, Classic Institutional Short-Term Bond, and Classic Institutional Super Short Income Plus Funds, respectively.

(f) Variable rate security. Rate presented represents rate in effect at February 28, 2005. Maturity date represents actual maturity date.

(g) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(i)   Face amount of foreign debt security are shown in base (USD) currency.

(j)   Security purchased on a when-issue basis.

(k) Security in default principal & interest payments. Collectability of principal & interest may be in doubt due to the fact that the company is either in or contemplating bankruptcy.

(l) Security in default interest payments. Collectability of interest may be in doubt due to the fact that the company is either in or contemplating bankruptcy.

(m) This security was purchased with cash collateral held from securities lending.

(n)   Securities sold with terms of a private placement memorandum.

(o)   Prerefunded security; date represents prerefunded date.

(p)   Step bond.

(q) Perpetual bond. This is a bond that has no maturity date, is not redeemable and pays a steady stream of interest indefinitely.

      The following abbreviations are used in these Schedules of Portfolio Investments:

      ADR   - American Depository Receipt
      AMT   - Alternative Minimum Tax Paper
      CBTCS - Convertible Bond Transferable Custodial Security
      CL    - Class
      COP   - Certificates of Participation
      ETM   - Escrowed to Maturity
      GDR   - Global Depository Receipts
      GO    - General Obligation
      REIT  - Real Estate Investment Trust
      SPDR  - Standard & Poor's Depository Receipt
      UTGO  - Unlimited Tax General Obligation
      ACA   - American Capital Access
      AMBAC - Security insured by the American Municipal Bond Assurance
              Corporation
      FGIC  - Security insured by the Financial Guaranty Insurance Company.
      FSA   - Security insured by Financial Security Assurance.
      MBIA - Security insured by the Municipal Bond Insurance Association. REMIC - Real Estate Mortgage Investment Conduit
      RB    - Revenue Bond
      RN    - Revenue Notes
      RAN   - Revenue Anticipation Note.
      Ser   - Series
      TAN   - Tax Anticipation Note.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. ORGANIZATION

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering the following funds as of February 28, 2005: the Aggressive Growth Stock Fund, the Balanced Fund, the Capital Appreciation Fund, the Emerging Growth Stock Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Mid-Cap Equity Fund, the Mid-Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Strategic Quantitative Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund, the Classic Institutional High Quality Bond Fund, the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional Total Return Bond Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund, the Classic Institutional U.S. Treasury Securities Money Market Fund, the Classic Institutional Core Bond Fund, the Classic Institutional Intermediate Bond Fund, the Classic Institutional Limited Duration Fund, and the Seix Institutional High Yield Fund, (each a "Fund" and collectively the "Funds"). Information regarding the Classic Institutional Core Bond Fund, the Classic Institutional Intermediate Bond Fund, the Classic Institutional Limited Duration Fund, and the Seix Institutional High Yield Fund is not included herein as an N-Q filing is not being prepared for those funds as of 2/28/05 (as one was completed as of 1/31/05).


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

SECURITY VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time),or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern
Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

Investment securities held in money market funds are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser or sub-adviser does not pre-authorize the Fund's administrator to utilize a Fair Value Pricing Service, the adviser or sub-adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

REPURCHASE AGREEMENTS

In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

TBA PURCHASE COMMITMENTS

The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

MORTGAGE DOLLAR ROLLS

The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

3. CONCENTRATIONS/RISKS

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The High Income and Strategic Income Funds' investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, and U.S. Government Securities Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a fund's average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The money market funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Virginia Tax-Free Money Market Fund concentrates its investments in securities of issuers located in a specific region, subjecting the Fund to the economic and government policies of that region.

Some Funds hold certain securities whereby the issuer operates under a congressional charter; these securities (Federal Home Loan Mortgage Corporation, (Freddie Mac) Federal Home Loan Bank and Federal National Mortgage Association (Fannie Mae)) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the Department of the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

4. SECURITIES LENDING

The Balanced Fund, Capital Appreciation Fund, Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional U.S. Government Securities Super Short Income Plus Fund, Growth and Income Fund, High Income Fund, International Equity Fund, International Equity Index Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Short-Term Bond Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Strategic Income Fund, Tax Sensitive Growth Stock Fund, U.S. Government Securities Fund and Value Income Stock Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser, or their affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 102% of the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At February 28, 2005, the Portfolio was invested in money market mutual funds, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 1.40% to 2.87% and maturity dates ranging from 03/01/05 to 10/31/07).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     STI Classic Funds
            ------------------------------------------------------------------

By (Signature and Title)*   /s/ Bryan Haft
                         --------------------------------------------------
                           Bryan Haft, Treasurer, STI Classic Funds
                           -------------------------------------------

Date   April 28, 2005
    ---------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ R. Jeffrey Young
                         -----------------------------------------------------
                           R. Jeffrey Young, President, STI Classic Funds
                           -----------------------------------------------

Date     April 28, 2005
    ---------------------------------------------------------------------------

By (Signature and Title)*   /s/ Bryan Haft
                         ----------------------------------------------------
                           Bryan Haft, Treasurer, STI Classic Funds
                           -----------------------------------------------

Date   April 28, 2005
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.